Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.3%
BASIC MATERIALS - 1.6%
Chemicals - 0.5%
1,500	Air Products & Chemicals Inc.	$403,710
779	Albemarle Corp.	150,760
715	Celanese Corp., Class A Shares	74,374
1,406	CF Industries Holdings Inc.	86,483
4,762	Dow Inc.	232,290
3,095	DuPont de Nemours Inc.	207,953
102,860	Eastman Chemical Co.	7,929,477
1,674	Ecolab Inc.	276,294
802	FMC Corp.	83,472
1,700	International Flavors & Fragrances Inc.	131,393
13,565	Linde PLC	4,797,398
92,272	LyondellBasell Industries NV, Class A Shares	7,892,947
2,173	Mosaic Co.	69,449
1,588	PPG Industries Inc.	208,488
1,593	Sherwin-Williams Co.	362,854
	Total Chemicals	22,907,342
Forest Products & Paper - 0.2%
259,319	International Paper Co.	7,634,351
Iron/Steel - 0.0%
1,709	Nucor Corp.	225,691
1,082	Steel Dynamics Inc.	99,436
	Total Iron/Steel	325,127
Mining - 0.9%
309,933	Alcoa Corp.	9,831,075
673,341	Freeport-McMoRan Inc.	23,122,530
5,362	Newmont Corp.	217,429
	Total Mining	33,171,034
	TOTAL BASIC MATERIALS	64,037,854
COMMUNICATIONS - 10.8%
Advertising - 0.7%
329,318	Interpublic Group of Cos., Inc.	12,247,336
132,435	Omnicom Group Inc.	11,679,443
43,211	Trade Desk Inc., Class A Shares*	3,028,227
	Total Advertising	26,955,006
Internet - 7.8%
407,040	Alphabet Inc., Class A Shares*	50,013,005
238,768	Alphabet Inc., Class C Shares*	29,456,808
648,520	Amazon.com Inc.*	78,198,542
12,296	Booking Holdings Inc.*	30,847,836
907	CDW Corp.	155,723
202,513	Coupang Inc., Class A Shares*	3,159,203
3,622	eBay Inc.	154,080
86,221	Etsy Inc.*	6,988,212
16,908	Expedia Group Inc.*	1,618,265
429	F5 Inc.*	63,312
4,153	Gen Digital Inc.	72,844
679,983	Match Group Inc.*	23,459,413
160,501	Meta Platforms Inc., Class A Shares*	42,487,825
18,381	Netflix Inc.*	7,264,723
119,633	Palo Alto Networks Inc.*	25,528,486
151,257	Pinterest Inc., Class A Shares*	3,621,093

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 10.8% - (continued)
Internet - 7.8% - (continued)
54,797	Shopify Inc., Class A Shares*	$3,133,840
26,795	Spotify Technology SA*	3,989,775
36,792	VeriSign Inc.*	8,216,389
	Total Internet	318,429,374
Media - 0.2%
712	Charter Communications Inc., Class A Shares*	232,219
28,419	Comcast Corp., Class A Shares	1,118,288
1,801	DISH Network Corp., Class A Shares*	11,580
244	FactSet Research Systems Inc.	93,913
266,607	Fox Corp., Class A Shares	8,318,138
823	Fox Corp., Class B Shares	24,040
2,739	News Corp., Class A Shares	50,151
845	News Corp., Class B Shares	15,616
3,618	Paramount Global, Class B Shares	55,030
12,341	Walt Disney Co.*	1,085,514
14,929	Warner Bros Discovery Inc.*	168,399
	Total Media	11,172,888
Telecommunications - 2.1%
1,672	Arista Networks Inc.*	278,120
48,155	AT&T Inc.	757,478
562,640	Cisco Systems Inc.	27,946,329
5,114	Corning Inc.	157,562
2,325	Juniper Networks Inc.	70,610
29,045	Motorola Solutions Inc.	8,188,366
352,384	T-Mobile US Inc.*	48,364,704
28,373	Verizon Communications Inc.	1,010,930
	Total Telecommunications	86,774,099
	TOTAL COMMUNICATIONS	443,331,367
CONSUMER CYCLICAL - 9.2%
Airlines - 0.0%
909	Alaska Air Group Inc.*	40,841
4,656	American Airlines Group Inc.*	68,816
4,250	Delta Air Lines Inc.*	154,402
3,887	Southwest Airlines Co.	116,105
2,342	United Airlines Holdings Inc.*	111,163
	Total Airlines	491,327
Apparel - 0.8%
302,100	NIKE Inc., Class B Shares	31,799,046
294	Ralph Lauren Corp., Class A Shares	31,255
1,726	Tapestry Inc.	69,075
2,366	VF Corp.	40,743
	Total Apparel	31,940,119
Auto Manufacturers - 1.1%
38,281	Cummins Inc.	7,825,019
19,563	Ferrari NV	5,608,125
26,451	Ford Motor Co.	317,412
312,717	General Motors Co.	10,135,158
3,526	PACCAR Inc.	242,518
342,058	Rivian Automotive Inc., Class A Shares*	5,038,514
50,634	Tesla Inc.*	10,325,792
	Total Auto Manufacturers	39,492,538

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.2% - (continued)
Auto Parts & Equipment - 0.2%
107,353	Aptiv PLC*	$9,455,652
1,678	BorgWarner Inc.	74,386
4,397	Mobileye Global Inc., Class A Shares*(a)	195,974
	Total Auto Parts & Equipment	9,726,012
Distribution/Wholesale - 1.9%
2,896	Copart Inc.*	253,661
3,856	Fastenal Co.	207,646
257,843	Ferguson PLC	37,364,029
784,376	LKQ Corp.	41,375,834
280	Pool Corp.	88,544
303	WW Grainger Inc.	196,653
	Total Distribution/Wholesale	79,486,367
Entertainment - 0.3%
1,537	Caesars Entertainment Inc.*	63,032
399,696	International Game Technology PLC	9,804,543
1,023	Live Nation Entertainment Inc.*	81,779
	Total Entertainment	9,949,354
Home Builders - 0.0%
2,111	DR Horton Inc.	225,539
1,711	Lennar Corp., Class A Shares	183,282
19	NVR Inc.*	105,530
1,431	PulteGroup Inc.	94,560
	Total Home Builders	608,911
Home Furnishings - 0.2%
96,082	Dolby Laboratories Inc., Class A Shares	7,929,647
390	Whirlpool Corp.	50,423
	Total Home Furnishings	7,980,070
Housewares - 0.0%
2,696	Newell Brands Inc.	22,404
Leisure Time - 0.0%
7,174	Carnival Corp.*	80,564
3,019	Norwegian Cruise Line Holdings Ltd.*	44,832
1,382	Royal Caribbean Cruises Ltd.*	111,901
	Total Leisure Time	237,297
Lodging - 0.6%
1,800	Hilton Worldwide Holdings Inc.	245,016
423,612	Las Vegas Sands Corp.*	23,353,730
1,818	Marriott International Inc., Class A Shares	305,042
2,013	MGM Resorts International	79,091
6,770	Wynn Resorts Ltd.	668,199
	Total Lodging	24,651,078
Retail - 4.1%
431	Advance Auto Parts Inc.	31,416
127	AutoZone Inc.*	303,129
1,636	Bath & Body Works Inc.	57,653
1,280	Best Buy Co., Inc.	93,018
348,278	BJ’s Wholesale Club Holdings Inc.*	21,819,617
1,132	CarMax Inc.*	81,742
16,421	Chipotle Mexican Grill Inc., Class A Shares*	34,098,042
55,636	Costco Wholesale Corp.	28,461,152
799	Darden Restaurants Inc.	126,657
1,510	Dollar General Corp.	303,646

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.2% - (continued)
Retail - 4.1% - (continued)
277,345	Dollar Tree Inc.*	$37,408,294
26,664	Domino’s Pizza Inc.	7,728,560
19,642	Floor & Decor Holdings Inc., Class A Shares*	1,793,511
938	Genuine Parts Co.	139,696
6,885	Home Depot Inc.	1,951,553
4,085	Lowe’s Cos., Inc.	821,616
50,476	Lululemon Athletica Inc.*	16,754,499
4,948	McDonald’s Corp.	1,410,724
421	O’Reilly Automotive Inc.*	380,294
57,719	Ross Stores Inc.	5,980,843
7,764	Starbucks Corp.	758,077
3,110	Target Corp.	407,192
7,806	TJX Cos., Inc.	599,423
741	Tractor Supply Co.	155,306
344	Ulta Beauty Inc.*	140,982
4,818	Walgreens Boots Alliance Inc.	146,323
9,474	Walmart Inc.	1,391,446
60,638	Yum! Brands Inc.	7,803,504
	Total Retail	171,147,915
Toys/Games/Hobbies - 0.0%
930	Hasbro Inc.	55,195
	TOTAL CONSUMER CYCLICAL	375,788,587
CONSUMER NON-CYCLICAL - 25.3%
Agriculture - 0.6%
189,848	Altria Group Inc.	8,433,048
3,696	Archer-Daniels-Midland Co.	261,122
62,835	Bunge Ltd.	5,821,034
154,254	Philip Morris International Inc.	13,884,403
	Total Agriculture	28,399,607
Beverages - 1.8%
128,131	Brown-Forman Corp., Class B Shares	7,914,652
26,294	Coca-Cola Co.	1,568,700
17,847	Constellation Brands Inc., Class A Shares	4,336,286
1,911,700	Keurig Dr Pepper Inc.	59,492,104
1,347	Molson Coors Beverage Co., Class B Shares	83,312
5,146	Monster Beverage Corp.*	301,659
9,304	PepsiCo Inc.	1,696,584
	Total Beverages	75,393,297
Biotechnology - 4.0%
27,144	Alnylam Pharmaceuticals Inc.*	5,021,911
3,607	Amgen Inc.	795,885
8,321	Argenx SE, ADR*	3,234,373
62,751	Biogen Inc.*	18,600,024
383,972	BioMarin Pharmaceutical Inc.*	33,382,526
154	Bio-Rad Laboratories Inc., Class A Shares*	57,496
146,313	Corteva Inc.	7,826,282
377,648	Gilead Sciences Inc.	29,056,237
115,205	Illumina Inc.*	22,655,063
124,657	Incyte Corp.*	7,672,638
11,250	Legend Biotech Corp., ADR*	721,913
2,232	Moderna Inc.*	285,049
12,418	Regeneron Pharmaceuticals Inc.*	9,134,184

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.3% - (continued)
Biotechnology - 4.0% - (continued)
99,652	Sarepta Therapeutics Inc.*	$12,316,987
34,706	Vertex Pharmaceuticals Inc.*	11,229,820
	Total Biotechnology	161,990,388
Commercial Services - 1.9%
699	Adyen NV*(b)	1,140,445
2,799	Automatic Data Processing Inc.	584,963
4,094	Cintas Corp.	1,932,941
404,205	CoStar Group Inc.*	32,093,877
40,578	Equifax Inc.	8,465,382
472	FleetCor Technologies Inc.*	106,932
529	Gartner Inc.*	181,373
15,401	Global Payments Inc.	1,504,524
270	MarketAxess Holdings Inc.	73,551
1,064	Moody’s Corp.	337,160
7,643	PayPal Holdings Inc.*	473,790
157,986	Quanta Services Inc.	28,055,154
777	Robert Half International Inc.	50,521
1,658	Rollins Inc.	65,193
2,224	S&P Global Inc.	817,164
49,299	TransUnion	3,548,542
464	United Rentals Inc.	154,879
1,057	Verisk Analytics Inc., Class A Shares	231,599
	Total Commercial Services	79,817,990
Cosmetics/Personal Care - 0.8%
5,642	Colgate-Palmolive Co.	419,652
141,467	Estee Lauder Cos., Inc., Class A Shares	26,034,172
208,735	Kenvue Inc.*	5,237,161
36,500	Procter & Gamble Co.	5,201,250
	Total Cosmetics/Personal Care	36,892,235
Food - 2.0%
1,439	Campbell Soup Co.	72,741
3,131	Conagra Brands Inc.	109,178
3,983	General Mills Inc.	335,209
993	Hershey Co.	257,882
2,074	Hormel Foods Corp.	79,331
688	JM Smucker Co.	100,854
1,663	Kellogg Co.	111,039
5,379	Kraft Heinz Co.	205,585
861,182	Kroger Co.	39,037,380
921	Lamb Weston Holdings Inc.	102,415
1,659	McCormick & Co., Inc.	142,226
9,210	Mondelez International Inc., Class A Shares	676,106
329,799	Nestle SA, ADR (c)	39,157,035
3,429	Sysco Corp.	239,859
1,880	Tyson Foods Inc., Class A Shares	95,203
	Total Food	80,722,043
Healthcare-Products - 6.3%
11,779	Abbott Laboratories	1,201,458
140,318	Alcon Inc.	10,859,210
4,647	Align Technology Inc.*	1,313,521
94,952	Avantor Inc.*	1,893,343
3,338	Baxter International Inc.	135,923
1,125	Bio-Techne Corp.	92,014

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.3% - (continued)
Healthcare-Products - 6.3% - (continued)
403,978	Boston Scientific Corp.*	$20,796,787
38,948	Cooper Cos., Inc.	14,470,350
115,563	Danaher Corp.	26,535,576
1,540	DENTSPLY SIRONA Inc.	55,625
371,732	Edwards Lifesciences Corp.*	31,310,986
344,069	Exact Sciences Corp.*	28,069,149
94,885	GE HealthCare Technologies Inc.	7,544,306
1,649	Hologic Inc.*	130,090
559	IDEXX Laboratories Inc.*	259,806
94,927	Insulet Corp.*	26,033,730
152,043	Intuitive Surgical Inc.*	46,804,917
380,675	Medtronic PLC	31,504,663
992	ResMed Inc.	209,104
817	Revvity Inc.	94,216
654	STERIS PLC	130,780
9,519	Stryker Corp.	2,623,246
336	Teleflex Inc.	78,876
2,650	Thermo Fisher Scientific Inc.	1,347,419
387	Waters Corp.*	97,222
496	West Pharmaceutical Services Inc.	165,977
1,413	Zimmer Biomet Holdings Inc.	179,931
	Total Healthcare-Products	253,938,225
Healthcare-Services - 3.3%
1,289	Catalent Inc.*	47,989
160,328	Centene Corp.*	10,006,071
365	Charles River Laboratories International Inc.*	70,584
85,240	DaVita Inc.*	7,984,431
19,622	Elevance Health Inc.	8,787,124
12,573	HCA Healthcare Inc.	3,321,661
28,149	Humana Inc.	14,127,139
1,255	IQVIA Holdings Inc.*	247,122
37,220	Laboratory Corp. of America Holdings	7,910,367
27,950	Molina Healthcare Inc.*	7,655,505
62,505	Quest Diagnostics Inc.	8,291,288
127,980	UnitedHealth Group Inc.	62,356,975
460	Universal Health Services Inc., Class B Shares	60,780
	Total Healthcare-Services	130,867,036
Household Products/Wares - 0.0%
514	Avery Dennison Corp.	82,821
1,619	Church & Dwight Co., Inc.	149,677
810	Clorox Co.	128,126
2,280	Kimberly-Clark Corp.	306,158
	Total Household Products/Wares	666,782
Pharmaceuticals - 4.6%
150,477	AbbVie Inc.	20,759,807
1,090	AmerisourceBergen Corp.	185,464
7,434	AstraZeneca PLC, ADR	543,277
104,353	Becton Dickinson & Co.	25,228,381
14,364	Bristol-Myers Squibb Co.	925,616
1,731	Cardinal Health Inc.	142,461
52,210	Cigna Group	12,917,276
351,690	CVS Health Corp.	23,925,471
2,610	DexCom Inc.*	306,049

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.3% - (continued)
Pharmaceuticals - 4.6% - (continued)
118,792	Eli Lilly & Co.	$51,016,412
971	Henry Schein Inc.*	71,757
17,663	Johnson & Johnson	2,738,825
42,842	McKesson Corp.	16,744,367
104,407	Merck & Co., Inc.	11,527,577
1,822	Organon & Co.	35,329
37,922	Pfizer Inc.	1,441,794
390,871	Sanofi, ADR	19,942,238
8,688	Viatris Inc.	79,495
15,202	Zoetis Inc., Class A Shares	2,478,078
	Total Pharmaceuticals	191,009,674
	TOTAL CONSUMER NON-CYCLICAL	1,039,697,277
ENERGY - 5.3%
Energy-Alternate Sources - 0.0%
913	Enphase Energy Inc.*	158,753
653	First Solar Inc.*	132,533
400	SolarEdge Technologies Inc.*	113,932
	Total Energy-Alternate Sources	405,218
Oil & Gas - 5.0%
2,303	APA Corp.	73,189
12,018	Chevron Corp.	1,810,151
90,164	ConocoPhillips	8,953,285
5,184	Coterra Energy Inc.	120,528
4,416	Devon Energy Corp.	203,578
1,261	Diamondback Energy Inc.	160,336
255,029	EOG Resources Inc.	27,362,062
420,075	EQT Corp.	14,606,008
426,935	Exxon Mobil Corp.	43,624,218
196,999	Hess Corp.	24,953,863
4,095	Marathon Oil Corp.	90,745
154,917	Marathon Petroleum Corp.	16,252,343
341,197	Occidental Petroleum Corp.	19,673,419
3,148	Phillips 66	288,388
1,605	Pioneer Natural Resources Co.	320,101
280,495	Shell PLC, ADR	15,707,720
1,019,302	Suncor Energy Inc.(a)	28,540,456
2,605	Valero Energy Corp.	278,839
	Total Oil & Gas	203,019,229
Oil & Gas Services - 0.3%
6,768	Baker Hughes Co., Class A Shares	184,428
6,108	Halliburton Co.	174,994
283,882	Schlumberger NV	12,158,666
	Total Oil & Gas Services	12,518,088
Pipelines - 0.0%
13,364	Kinder Morgan Inc.	215,294
3,019	ONEOK Inc.	171,057
1,467	Targa Resources Corp.	99,829

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
ENERGY - 5.3% - (continued)
Pipelines - 0.0% - (continued)
8,228	Williams Cos., Inc.	$235,815
	Total Pipelines	721,995
	TOTAL ENERGY	216,664,530
FINANCIAL - 16.2%
Banks - 2.8%
47,152	Bank of America Corp.	1,310,354
4,969	Bank of New York Mellon Corp.	199,754
13,085	Citigroup Inc.	579,927
3,528	Citizens Financial Group Inc.	90,952
938	Comerica Inc.	33,862
4,472	Fifth Third Bancorp	108,535
86,942	Goldman Sachs Group Inc.	28,160,514
9,300	Huntington Bancshares Inc.	95,883
357,593	JPMorgan Chase & Co.	48,528,946
6,684	KeyCorp	62,429
1,138	M&T Bank Corp.	135,604
259,669	Morgan Stanley	21,230,537
1,359	Northern Trust Corp.	97,739
2,709	PNC Financial Services Group Inc.	313,783
6,063	Regions Financial Corp.	104,708
2,358	State Street Corp.	160,391
8,964	Truist Financial Corp.	273,133
571,507	US Bancorp	17,088,059
25,743	Wells Fargo & Co.	1,024,829
1,072	Zions Bancorp N.A.	29,255
	Total Banks	119,629,194
Diversified Financial Services - 4.7%
4,022	American Express Co.	637,728
50,569	Ameriprise Financial Inc.	15,093,329
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	843,995
1,012	BlackRock Inc., Class A Shares	665,441
2,576	Capital One Financial Corp.	268,445
760	Cboe Global Markets Inc.	100,639
291,507	Charles Schwab Corp.	15,359,504
146,930	CME Group Inc., Class A Shares	26,263,737
1,804	Discover Financial Services	185,343
2,035	Franklin Resources Inc.	48,860
3,775	Intercontinental Exchange Inc.	399,961
3,258	Invesco Ltd.	46,850
26,628	LPL Financial Holdings Inc.	5,186,602
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	11,342
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	217,067
43,334	Mastercard Inc., Class A Shares	15,817,777
2,217	Nasdaq Inc.	122,711
1,257	Raymond James Financial Inc.	113,570
2,823	Synchrony Financial	87,400
1,494	T Rowe Price Group Inc.	160,097
402,315	Visa Inc., Class A Shares	88,923,684
316,635	Voya Financial Inc.	21,467,853
	Total Diversified Financial Services	192,021,935
Equity Real Estate Investment Trusts (REITs) - 0.4%
1,070	Alexandria Real Estate Equities Inc.	121,402

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.4% - (continued)
3,145	American Tower Corp.	$580,064
933	AvalonBay Communities Inc.	162,323
1,022	Boston Properties Inc.	49,741
763	Camden Property Trust	79,711
73,465	Crown Castle Inc.	8,316,973
1,932	Digital Realty Trust Inc.	197,953
625	Equinix Inc.	465,969
2,244	Equity Residential	136,435
464	Essex Property Trust Inc.	100,252
887	Extra Space Storage Inc.	127,967
524	Federal Realty Investment Trust	46,217
3,851	Healthpeak Properties Inc.	76,866
5,123	Host Hotels & Resorts Inc.	85,042
3,793	Invitation Homes Inc.	128,507
1,861	Iron Mountain Inc.	99,415
4,431	Kimco Realty Corp.	81,442
749	Mid-America Apartment Communities Inc.	110,148
6,236	Prologis Inc.	776,694
1,068	Public Storage	302,564
4,237	Realty Income Corp.	251,847
1,103	Regency Centers Corp.	62,066
728	SBA Communications Corp., Class A Shares	161,456
2,209	Simon Property Group Inc.	232,276
2,192	UDR Inc.	86,957
2,592	Ventas Inc.	111,819
6,900	VICI Properties Inc., Class A Shares	213,417
3,192	Welltower Inc.	238,155
278,437	Weyerhaeuser Co.	7,980,004
	Total Equity Real Estate Investment Trusts (REITs)	21,383,682
Insurance - 7.5%
3,782	Aflac Inc.	242,842
170,678	Allstate Corp.	18,510,029
5,020	American International Group Inc.	265,207
46,447	Aon PLC, Class A Shares	14,319,146
2,481	Arch Capital Group Ltd.*	172,926
1,433	Arthur J Gallagher & Co.	287,073
107,496	Assurant Inc.	12,898,445
368,965	Berkshire Hathaway Inc., Class B Shares*	118,467,282
1,684	Brown & Brown Inc.	104,964
57,118	Chubb Ltd.	10,612,524
1,022	Cincinnati Financial Corp.	98,623
31,053	Everest Re Group Ltd.	10,558,641
68,986	Fairfax Financial Holdings Ltd.	49,514,012
648	Globe Life Inc.	66,861
2,113	Hartford Financial Services Group Inc.	144,783
1,103	Lincoln National Corp.	23,075
1,412	Loews Corp.	79,072
3,344	Marsh & McLennan Cos., Inc.	579,114
4,452	MetLife Inc.	220,597
1,473	Principal Financial Group Inc.	96,423
88,286	Progressive Corp.	11,292,662
2,487	Prudential Financial Inc.	195,702
86,485	RenaissanceRe Holdings Ltd.	16,291,179

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.2% - (continued)
Insurance - 7.5% - (continued)
1,561	Travelers Cos., Inc.	$264,184
163,535	Willis Towers Watson PLC	35,789,635
1,464	WR Berkley Corp.	81,515
	Total Insurance	301,176,516
Private Equity - 0.8%
67,709	Ares Management Corp., Class A Shares	5,896,777
483,045	KKR & Co., Inc.	24,871,987
	Total Private Equity	30,768,764
Real Estate - 0.0%
2,099	CBRE Group Inc., Class A Shares*	157,257
	TOTAL FINANCIAL	665,137,348
INDUSTRIAL - 6.5%
Aerospace/Defense - 1.8%
26,660	Airbus SE	3,491,027
106,416	Boeing Co.*	21,889,771
40,109	General Dynamics Corp.	8,189,456
153,162	Howmet Aerospace Inc.	6,547,675
1,286	L3Harris Technologies Inc.	226,233
19,477	Lockheed Martin Corp.	8,647,983
50,233	Northrop Grumman Corp.	21,875,969
9,897	Raytheon Technologies Corp.	911,910
350	TransDigm Group Inc.	270,777
	Total Aerospace/Defense	72,050,801
Building Materials - 0.9%
320,494	Armstrong World Industries Inc.	20,011,645
5,636	Carrier Global Corp.	230,512
4,643	Johnson Controls International PLC	277,187
410	Martin Marietta Materials Inc.	163,196
1,616	Masco Corp.	78,085
378	Mohawk Industries Inc.*	34,791
103,977	Trane Technologies PLC	16,972,166
881	Vulcan Materials Co.	172,235
	Total Building Materials	37,939,817
Electrical Components & Equipment - 0.0%
1,551	AMETEK Inc.	225,004
3,860	Emerson Electric Co.	299,845
454	Generac Holdings Inc.*	49,450
	Total Electrical Components & Equipment	574,299
Electronics - 0.3%
1,999	Agilent Technologies Inc.	231,224
629	Allegion PLC	65,881
4,671	Amphenol Corp., Class A Shares	352,427
2,354	Fortive Corp.	153,269
1,098	Garmin Ltd.	113,259
46,434	Honeywell International Inc.	8,896,754
1,205	Keysight Technologies Inc.*	194,969
149	Mettler-Toledo International Inc.*	196,959
7,386	Sartorius AG	2,474,355
2,138	TE Connectivity Ltd.	261,862
1,767	Trimble Inc.*	82,466
	Total Electronics	13,023,425

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 6.5% - (continued)
Engineering & Construction - 0.0%
811	Jacobs Solutions Inc.	$88,886
Environmental Control - 0.0%
1,178	Pentair PLC	65,344
1,386	Republic Services Inc., Class A Shares	196,299
2,509	Waste Management Inc.	406,257
	Total Environmental Control	667,900
Hand/Machine Tools - 0.0%
381	Snap-on Inc.	94,816
1,060	Stanley Black & Decker Inc.	79,468
	Total Hand/Machine Tools	174,284
Machinery-Construction & Mining - 0.4%
472,573	Bloom Energy Corp., Class A Shares*	6,483,702
33,013	Caterpillar Inc.	6,792,425
	Total Machinery-Construction & Mining	13,276,127
Machinery-Diversified - 0.0%
1,827	Deere & Co.	632,105
924	Dover Corp.	123,197
486	IDEX Corp.	96,792
2,688	Ingersoll Rand Inc.	152,302
385	Nordson Corp.	83,903
2,803	Otis Worldwide Corp.	222,867
775	Rockwell Automation Inc.	215,915
1,182	Westinghouse Air Brake Technologies Corp.	109,489
1,571	Xylem Inc.	157,414
	Total Machinery-Diversified	1,793,984
Miscellaneous Manufacturers - 2.2%
3,719	3M Co.	347,020
120,553	AO Smith Corp.	7,708,159
40,449	Axon Enterprise Inc.*	7,803,017
167,505	Carlisle Cos., Inc.	35,584,762
104,399	Eaton Corp. PLC	18,363,784
7,359	General Electric Co.	747,159
1,875	Illinois Tool Works Inc.	410,119
867	Parker-Hannifin Corp.	277,821
18,347	Teledyne Technologies Inc.*	7,130,562
128,258	Textron Inc.	7,935,322
	Total Miscellaneous Manufacturers	86,307,725
Packaging & Containers - 0.0%
9,637	Amcor PLC	92,901
2,028	Ball Corp.	103,752
663	Packaging Corp. of America	82,232
1,036	Sealed Air Corp.	39,213
1,822	WestRock Co.	51,034
	Total Packaging & Containers	369,132
Shipbuilding - 0.2%
41,742	Huntington Ingalls Industries Inc.	8,406,004
Transportation - 0.7%
843	CH Robinson Worldwide Inc.	79,697
14,203	CSX Corp.	435,606
1,030	Expeditors International of Washington Inc.	113,619
71,372	FedEx Corp.	15,557,669
593	JB Hunt Transport Services Inc.	99,013

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 6.5% - (continued)
Transportation - 0.7% - (continued)
1,539	Norfolk Southern Corp.	$320,389
9,161	Old Dominion Freight Line Inc.	2,843,941
4,134	Union Pacific Corp.	795,878
53,269	United Parcel Service Inc., Class B Shares	8,895,923
	Total Transportation	29,141,735
	TOTAL INDUSTRIAL	263,814,119
TECHNOLOGY - 18.0%
Computers - 3.5%
18,753	Accenture PLC, Class A Shares	5,736,918
441,990	Apple Inc.	78,342,727
28,037	CACI International Inc., Class A Shares*	8,389,231
68,974	Check Point Software Technologies Ltd.*	8,608,645
3,439	Cognizant Technology Solutions Corp., Class A Shares	214,903
152,948	Crowdstrike Holdings Inc., Class A Shares*	24,491,563
1,648	DXC Technology Co.*	41,249
371	EPAM Systems Inc.*	95,206
123,534	Fortinet Inc.*	8,441,078
8,487	Hewlett Packard Enterprise Co.	122,383
5,839	HP Inc.	169,681
6,108	International Business Machines Corp.	785,428
104,591	Leidos Holdings Inc.	8,164,373
1,373	NetApp Inc.	91,099
1,376	Seagate Technology Holdings PLC	82,698
2,276	Western Digital Corp.*	88,149
	Total Computers	143,865,331
Office/Business Equipment - 0.0%
331	Zebra Technologies Corp., Class A Shares*	86,911
Semiconductors - 4.7%
298,728	Advanced Micro Devices Inc.*	35,312,637
3,424	Analog Devices Inc.	608,411
196,228	Applied Materials Inc.	26,157,192
13,181	ASML Holding NV, Class NY Registered Shares, ADR	9,528,940
2,823	Broadcom Inc.	2,280,871
27,948	Intel Corp.	878,685
936	KLA Corp.	414,639
6,345	Lam Research Corp.	3,912,961
56,288	Marvell Technology Inc.	3,292,285
3,701	Microchip Technology Inc.	278,537
323,220	Micron Technology Inc.	22,043,604
294	Monolithic Power Systems Inc.	144,034
202,494	NVIDIA Corp.	76,611,580
1,751	NXP Semiconductors NV	313,604
2,918	ON Semiconductor Corp.*	243,945
726	Qorvo Inc.*	70,611
85,624	QUALCOMM Inc.	9,710,618
1,044	Skyworks Solutions Inc.	108,064
1,000	Teradyne Inc.	100,190
6,122	Texas Instruments Inc.	1,064,493
	Total Semiconductors	193,075,901
Software - 9.8%
4,811	Activision Blizzard Inc.*	385,842
79,300	Adobe Inc.*	33,130,747

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 18.0% - (continued)
Software - 9.8% - (continued)
1,127	Akamai Technologies Inc.*	$103,819
588	ANSYS Inc.*	190,271
8,701	Atlassian Corp., Class A Shares*	1,573,054
1,458	Autodesk Inc.*	290,711
760	Broadridge Financial Solutions Inc.	111,507
1,853	Cadence Design Systems Inc.*	427,876
575	Canva Inc.*(c)(d)@	286,856
1,271	Celonis SE*(c)(d)@	419,366
32,523	Ceridian HCM Holding Inc.*	2,011,548
55,899	Dynatrace Inc.*	2,850,290
1,760	Electronic Arts Inc.	225,280
3,796	Epic Games Inc., Private Placement*(c)(d)@	2,621,707
11,004	Fair Isaac Corp.*	8,667,521
4,009	Fidelity National Information Services Inc.	218,771
480,382	Fiserv Inc.*	53,894,057
124,108	Intuit Inc.	52,016,145
523	Jack Henry & Associates Inc.	79,961
835	Magic Leap Inc., Series D, Private Placement*(c)(d)@	16,034
426,074	Microsoft Corp.	139,918,441
3,773	MongoDB Inc., Class A Shares*	1,108,470
59,604	MSCI Inc., Class A Shares	28,045,470
10,383	Oracle Corp.	1,099,975
2,167	Paychex Inc.	227,383
307	Paycom Software Inc.	86,000
757	PTC Inc.*	101,741
16,203	Roper Technologies Inc.	7,359,727
33,437	Salesforce Inc.*	7,469,157
99,623	ServiceNow Inc.*	54,272,618
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	402,842
1,030	Synopsys Inc.*	468,609
1,032	Take-Two Interactive Software Inc.*	142,137
265	Tyler Technologies Inc.*	105,194
	Total Software	400,329,127
	TOTAL TECHNOLOGY	737,357,270
UTILITIES - 1.4%
Electric - 1.4%
271,870	AES Corp.	5,366,714
1,798	Alliant Energy Corp.	92,525
1,723	Ameren Corp.	139,684
3,472	American Electric Power Co., Inc.	288,593
4,133	CenterPoint Energy Inc.	116,592
1,893	CMS Energy Corp.	109,756
2,397	Consolidated Edison Inc.	223,640
397,639	Constellation Energy Corp.	33,409,629
5,629	Dominion Energy Inc.	283,026
1,286	DTE Energy Co.	138,374
5,202	Duke Energy Corp.	464,487
2,576	Edison International	173,931
1,353	Entergy Corp.	132,865
1,460	Evergy Inc.	84,461
2,351	Eversource Energy	162,760
73,110	Exelon Corp.	2,898,811

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 1.4% - (continued)
Electric - 1.4% - (continued)
3,613	FirstEnergy Corp.	$135,090
13,425	NextEra Energy Inc.	986,200
1,651	NRG Energy Inc.	55,787
10,841	PG&E Corp.*	183,646
102,554	Pinnacle West Capital Corp.	7,925,373
4,869	PPL Corp.	127,568
3,371	Public Service Enterprise Group Inc.	201,417
2,124	Sempra Energy	304,858
7,355	Southern Co.	513,011
2,131	WEC Energy Group Inc.	186,143
3,697	Xcel Energy Inc.	241,377
	Total Electric	54,946,318
Gas - 0.0%
1,002	Atmos Energy Corp.	115,510
2,910	NiSource Inc.	78,250
	Total Gas	193,760
Water - 0.0%
1,304	American Water Works Co., Inc.	188,363
	TOTAL UTILITIES	55,328,441
	TOTAL COMMON STOCKS
	(Cost - $3,048,470,513)	3,861,156,793
EXCHANGE TRADED FUND (ETF) - 3.4%
641,165	Vanguard Mega Capital Growth
	(Cost - $127,699,100)	141,537,174
PREFERRED STOCKS - 0.1%
CONSUMER CYCLICAL - 0.1%
Auto Manufacturers - 0.1%
32,447	Dr Ing hc F Porsche AG*(b)	4,027,253
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	431,802
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	364,199
	Total Auto Manufacturers	4,823,254
	TOTAL CONSUMER CYCLICAL	4,823,254
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	33,150
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	443,235
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	67,145
	Total Diversified Financial Services	543,530
	TOTAL FINANCIAL	543,530
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	821,832
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	676,908
	Total Electrical Components & Equipment	1,498,740
Environmental Control - 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(c)(d)@	1,117,778
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	672,012

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 0.0% - (continued)
Machinery - 0.0% - (continued)
26,242	Nuro Inc., Series D*(c)(d)@	$162,700
	Total Machinery	834,712
	TOTAL INDUSTRIAL	3,451,230
TECHNOLOGY - 0.0%
Software - 0.0%
27	Canva Inc., Series A, Private Placement*(c)(d)@	13,470
10	Canva Inc., Series A-3, Private Placement*(c)(d)@	4,989
1	Canva Inc., Series A-4, Private Placement*(c)(d)@	499
3,788	Celonis SE, Series D*(c)(d)@	1,249,851
6,765	Formagrid Inc.*(c)(d)@	443,852
20,620	Rappi Inc., Series E, Private Placement*(c)(d)@	742,526
	Total Software	2,455,187
	TOTAL TECHNOLOGY	2,455,187
	TOTAL PREFERRED STOCKS
	(Cost - $14,257,543)	11,273,201
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $3,190,427,156)	4,013,967,168

Face Amount†

SHORT-TERM INVESTMENTS - 2.0%
TIME DEPOSITS - 2.0%
701,680		Barclays Bank PLC - London, 4.430% due 6/1/23	701,680
32,780,532		Citibank - New York, 4.430% due 6/1/23	32,780,532
25,406,859		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	25,406,859
		Skandinaviska Enskilda Banken AB - Stockholm:
65,310	EUR	2.110% due 6/1/23	69,790
4	GBP	3.390% due 6/1/23	6
24,270,340		Sumitomo Mitsui Banking Corp. - Tokyo, 4.430% due 6/1/23	24,270,340
		TOTAL TIME DEPOSITS
		(Cost - $83,229,207)	83,229,207

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
11,917,211	Federated Government Obligations Fund, Premier Class, 4.896%(e)
	(Cost - $11,917,211)	11,917,211
	TOTAL INVESTMENTS - 100.1%
	(Cost - $3,285,573,574)	4,109,113,586
	Liabilities in Excess of Other Assets - (0.1)%	(2,550,162)
	TOTAL NET ASSETS - 100.0%	$4,106,563,424

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $5,167,698 and represents 0.13% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $ 51,222,192 and represents 1.25% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$843,995	0.02%
Canva Inc.	12/17/2021	589,640	286,856	0.01%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	13,470	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	4,989	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	499	0.00%*
Celonis SE	6/17/2021	470,003	419,366	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,249,851	0.03%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	2,621,707	0.06%
Formagrid Inc.	12/8/2021	1,266,980	443,852	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	821,832	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	676,908	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	11,342	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	217,067	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	33,150	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	443,235	0.01%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	67,145	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	672,012	0.02%
Nuro Inc., Series D	10/29/2021	547,033	162,700	0.00%*
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	742,526	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,117,778	0.03%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	431,802	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	402,842	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	364,199	0.01%
Total			12,065,157	0.30%

* Position represents less than 0.005%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments May 31, 2023 (unaudited) Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.3%
Technology	18.0
Financial	16.2
Communications	10.8
Consumer Cyclical	9.2
Industrial	6.5
Energy	5.3
Basic Materials	1.6
Utilities	1.4
Exchange Traded Funds (ETFs)	3.4
Short-Term Investments	2.0
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.

At May 31, 2023, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	152	6/23	$2,999,536	$3,184,780	$185,244

At May 31, 2023, Destinations Large Cap Equity Fund had deposited cash of $ 168,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
BASIC MATERIALS - 4.9%
Chemicals - 3.7%
55,700	Ashland Inc.	$4,727,816
98,090	Axalta Coating Systems Ltd.*	2,845,591
28,565	Cabot Corp.	1,956,131
45,940	Ingevity Corp.*	2,167,909
17,100	Innospec Inc.	1,579,356
181,468	Livent Corp.*	4,182,837
48,100	PPG Industries Inc.	6,315,049
21,200	Sherwin-Williams Co.	4,828,936
119,347	Valvoline Inc.	4,594,860
	Total Chemicals	33,198,485
Iron/Steel - 0.5%
114,569	ATI Inc.*	3,961,796
5,603	Carpenter Technology Corp.	255,553
	Total Iron/Steel	4,217,349
Mining - 0.7%
14,966	Cameco Corp.	416,653
97,600	Freeport-McMoRan Inc.	3,351,584
10,148	Osisko Gold Royalties Ltd.	160,947
783,844	Uranium Energy Corp.*	2,030,156
	Total Mining	5,959,340
	TOTAL BASIC MATERIALS	43,375,174
COMMUNICATIONS - 3.0%
Internet - 1.0%
319,613	Hims & Hers Health Inc.*	2,857,340
206,228	Magnite Inc.*	2,449,989
117,861	Perion Network Ltd.*	3,627,762
	Total Internet	8,935,091
Media - 0.2%
92,319	TEGNA Inc.	1,430,021
2,136	World Wrestling Entertainment Inc., Class A Shares	216,419
	Total Media	1,646,440
Telecommunications - 1.8%
49,373	Aviat Networks Inc.*	1,511,801
16,214	Calix Inc.*	755,735
101,679	Extreme Networks Inc.*	2,094,587
440,469	Harmonic Inc.*	7,756,659
7,272	Iridium Communications Inc.	436,611
330,712	Viavi Solutions Inc.*	3,254,206
	Total Telecommunications	15,809,599
	TOTAL COMMUNICATIONS	26,391,130
CONSUMER CYCLICAL - 9.7%
Airlines - 0.7%
142,400	Southwest Airlines Co.	4,253,488
111,556	Sun Country Airlines Holdings Inc.*	2,097,253
	Total Airlines	6,350,741
Apparel - 0.9%
15,113	Carter’s Inc.	939,575
2,441	Crocs Inc.*	274,075
15,017	Oxford Industries Inc.	1,500,799
5,244	Skechers USA Inc., Class A Shares*	269,384

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.7% - (continued)
Apparel - 0.9% - (continued)
76,103	Steven Madden Ltd.	$2,375,175
78,839	Urban Outfitters Inc.*	2,429,818
	Total Apparel	7,788,826
Auto Manufacturers - 0.5%
37,574	Blue Bird Corp.*	952,877
162,453	Wabash National Corp.	3,809,523
	Total Auto Manufacturers	4,762,400
Auto Parts & Equipment - 1.3%
34,076	Dorman Products Inc.*	2,795,936
29,844	Gentherm Inc.*	1,640,226
115,839	Goodyear Tire & Rubber Co.*	1,590,469
89,428	Shyft Group Inc.	2,102,452
2,669	Visteon Corp.*	356,525
39,701	XPEL Inc.*	2,734,208
	Total Auto Parts & Equipment	11,219,816
Distribution/Wholesale - 0.1%
10,037	Core & Main Inc., Class A Shares*	268,389
1,745	SiteOne Landscape Supply Inc.*	240,618
	Total Distribution/Wholesale	509,007
Food Service - 0.4%
176,173	Sovos Brands Inc.*	3,345,525
Home Builders - 0.9%
31,738	Century Communities Inc.	2,019,489
29,309	Installed Building Products Inc.	3,063,963
28,300	Lennar Corp., Class A Shares	3,031,496
693	Meritage Homes Corp.	79,924
2,310	Skyline Champion Corp.*	134,280
	Total Home Builders	8,329,152
Leisure Time - 1.3%
265,445	OneSpaWorld Holdings Ltd.*	2,768,591
164,056	Topgolf Callaway Brands Corp.*	2,800,436
184,597	Xponential Fitness Inc., Class A Shares*	4,889,975
30,350	YETI Holdings Inc.*	1,109,900
	Total Leisure Time	11,568,902
Lodging - 0.8%
1,914	Boyd Gaming Corp.	121,979
103,378	Full House Resorts Inc.*	733,984
58,900	InterContinental Hotels Group PLC, ADR(a)	3,908,015
297,567	Playa Hotels & Resorts NV*	2,645,371
	Total Lodging	7,409,349
Retail - 2.8%
155,632	American Eagle Outfitters Inc.	1,582,777
70,100	Best Buy Co., Inc.	5,094,167
56,121	Cheesecake Factory Inc.	1,758,271
22,586	GMS Inc.*	1,430,371
46,080	Kura Sushi USA Inc., Class A Shares*(a)	3,755,059
327,100	Macy’s Inc.	4,445,289
20,400	Murphy USA Inc.	5,638,968
49,537	Portillo’s Inc., Class A Shares*	994,208
2,047	Texas Roadhouse Inc., Class A Shares	220,871

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 9.7% - (continued)
Retail - 2.8% - (continued)
2,346	Wingstop Inc.	$467,699
	Total Retail	25,387,680
	TOTAL CONSUMER CYCLICAL	86,671,398
CONSUMER NON-CYCLICAL - 26.8%
Agriculture - 0.2%
123,690	Vital Farms Inc.*	1,792,268
Beverages - 2.0%
20,361	Celsius Holdings Inc.*	2,555,916
27,000	Constellation Brands Inc., Class A Shares	6,560,190
99,311	Duckhorn Portfolio Inc.*	1,294,022
33,004	MGP Ingredients Inc.	3,137,360
172,066	Vita Coco Co., Inc.*	4,590,721
	Total Beverages	18,138,209
Biotechnology - 6.2%
66,993	89bio Inc.*(a)	1,221,282
291,399	ADMA Biologics Inc.*	1,185,994
14,050	Apellis Pharmaceuticals Inc.*	1,206,192
3,411	Arrowhead Pharmaceuticals Inc.*	117,373
99,512	Astria Therapeutics Inc.*	1,088,661
2,676	Axsome Therapeutics Inc.*	197,435
67,402	Biohaven Ltd.*	1,180,209
90,173	Biomea Fusion Inc.*(a)	3,062,275
64,941	Chinook Therapeutics Inc.*	1,570,923
231,608	Crinetics Pharmaceuticals Inc.*	5,056,003
30,051	Cytokinetics Inc.*	1,132,622
75,684	Day One Biopharmaceuticals Inc.*	1,006,597
103,267	DICE Therapeutics Inc.*	3,264,270
163,940	Dynavax Technologies Corp.*	1,873,834
3,609	Halozyme Therapeutics Inc.*	117,040
40,593	Ideaya Biosciences Inc.*	927,144
124,351	ImmunoGen Inc.*	1,696,148
664	Karuna Therapeutics Inc.*	150,429
2,136	Krystal Biotech Inc.*	251,728
39,582	Mineralys Therapeutics Inc.*(a)	575,522
68,696	NeoGenomics Inc.*	1,180,197
117,671	Nuvalent Inc., Class A Shares*	4,953,949
11,241	Prometheus Biosciences Inc.*	2,233,587
33,813	REVOLUTION Medicines Inc.*	842,958
61,648	SpringWorks Therapeutics Inc.*	1,687,922
73,134	Structure Therapeutics Inc., ADR*(a)(b)	2,340,288
102,947	Terns Pharmaceuticals Inc.*	1,092,268
7,011	TG Therapeutics Inc.*	186,703
63,298	VectivBio Holding AG*	1,047,582
98,990	Ventyx Biosciences Inc.*	3,412,185
64,049	Veracyte Inc.*	1,657,588
40,489	Viridian Therapeutics Inc.*	964,853
185,033	Xenon Pharmaceuticals Inc.*	7,129,321
	Total Biotechnology	55,611,082
Commercial Services - 4.5%
273,928	Arlo Technologies Inc.*	2,648,884
24,400	Equifax Inc.	5,090,328
115,943	Flywire Corp.*	3,482,928

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 26.8% - (continued)
Commercial Services - 4.5% - (continued)
1,927	FTI Consulting Inc.*	$362,295
47,000	Global Payments Inc.	4,591,430
117,080	Huron Consulting Group Inc.*	9,516,262
17,449	I3 Verticals Inc., Class A Shares*	398,710
60,393	Korn Ferry	2,838,471
649	Paylocity Holding Corp.*	112,115
218,012	Performant Financial Corp.*	518,869
69,506	Remitly Global Inc.*	1,274,740
4,455	Shift4 Payments Inc., Class A Shares*	279,418
52,838	Stride Inc.*	2,135,184
15,900	United Rentals Inc.	5,307,261
3,137	WillScot Mobile Mini Holdings Corp.*	135,142
238,926	WW International Inc.*(a)	1,567,355
	Total Commercial Services	40,259,392
Cosmetics/Personal Care - 0.8%
65,931	elf Beauty Inc.*	6,858,143
1,387	Inter Parfums Inc.	174,207
	Total Cosmetics/Personal Care	7,032,350
Food - 2.9%
101,066	Hain Celestial Group Inc.*	1,234,016
118,724	Hostess Brands Inc., Class A Shares*	2,953,853
39,693	Ingredion Inc.	4,151,888
104,800	Kroger Co.	4,750,584
12,645	Lancaster Colony Corp.	2,485,754
58,925	Performance Food Group Co.*	3,257,963
113,199	Real Good Food Co., Inc., Class A Shares*	399,592
107,249	SunOpta Inc.*	721,786
96,409	TreeHouse Foods Inc.*	4,564,966
71,744	Utz Brands Inc.	1,180,189
	Total Food	25,700,591
Healthcare-Products - 5.2%
246,347	Alphatec Holdings Inc.*	3,734,621
123,496	EDAP TMS SA, ADR*	1,228,785
89,381	Envista Holdings Corp.*	2,850,360
32,638	Establishment Labs Holdings Inc.*	2,105,804
1,393	Glaukos Corp.*	79,429
12,571	Inspire Medical Systems Inc.*	3,676,892
77,533	Integra LifeSciences Holdings Corp.*	2,942,377
1,381	Lantheus Holdings Inc.*	119,581
15,917	LeMaitre Vascular Inc.	1,000,224
3,545	Natera Inc.*	167,005
49,583	NuVasive Inc.*	1,892,087
37,255	PROCEPT BioRobotics Corp.*	1,246,180
61,300	Revvity Inc.	7,069,116
54,300	RxSight Inc.*	1,323,291
727	Shockwave Medical Inc.*	199,990
66,718	Tactile Systems Technology Inc.*	1,402,412
90,915	TransMedics Group Inc.*	6,605,884
148,518	Treace Medical Concepts Inc.*	3,950,579
37,900	Zimmer Biomet Holdings Inc.	4,826,186
	Total Healthcare-Products	46,420,803

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 26.8% - (continued)
Healthcare-Services - 2.2%
39,197	Amedisys Inc.*	$2,976,228
87,701	Encompass Health Corp.	5,439,216
12,400	Humana Inc.	6,223,188
37,800	Universal Health Services Inc., Class B Shares	4,994,514
	Total Healthcare-Services	19,633,146
Household Products/Wares - 0.6%
35,700	Avery Dennison Corp.	5,752,341
Pharmaceuticals - 2.2%
96,195	ACELYRIN Inc.*	1,741,129
11,506	BellRing Brands Inc.*	421,350
14,034	Bioxcel Therapeutics Inc.*(a)	251,770
74,286	Harrow Health Inc.*	1,401,034
90,144	KalVista Pharmaceuticals Inc.*	878,904
111,614	Merus NV*	2,424,256
53,618	Morphic Holding Inc.*	3,083,035
4,130	Option Care Health Inc.*	113,782
98,829	Prestige Consumer Healthcare Inc.*	5,655,984
3,944	Revance Therapeutics Inc.*	120,529
63,656	Vaxcyte Inc.*	3,152,245
	Total Pharmaceuticals	19,244,018
	TOTAL CONSUMER NON-CYCLICAL	239,584,200
ENERGY - 4.3%
Energy-Alternate Sources - 0.8%
69,543	Fluence Energy Inc., Class A Shares*	1,724,666
48,362	Green Plains Inc.*	1,402,498
135,185	Maxeon Solar Technologies Ltd.*(a)	3,756,791
	Total Energy-Alternate Sources	6,883,955
Oil & Gas - 2.4%
83,300	Chesapeake Energy Corp.	6,268,325
42,990	Civitas Resources Inc.	2,871,732
1,727	Denbury Inc.*	155,724
61,700	Hess Corp.	7,815,539
67,346	PDC Energy Inc.	4,621,283
2,905	Weatherford International PLC*	163,958
	Total Oil & Gas	21,896,561
Oil & Gas Services - 1.1%
211,900	Baker Hughes Co., Class A Shares	5,774,275
121,508	ChampionX Corp.	3,069,292
63,120	Oceaneering International Inc.*	966,367
16,554	TechnipFMC PLC*	217,520
	Total Oil & Gas Services	10,027,454
	TOTAL ENERGY	38,807,970
FINANCIAL - 17.3%
Banks - 5.4%
86,977	Bancorp Inc.*	2,684,110
21,644	City Holding Co.	1,865,496
226,764	Columbia Banking System Inc.	4,542,083
56,700	Cullen/Frost Bankers Inc.	5,681,340
2,900	First Citizens BancShares Inc., Class A Shares	3,616,880
160,136	First Interstate BancSystem Inc., Class A Shares	3,530,999
63,825	Independent Bank Corp.	2,817,236

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 17.3% - (continued)
Banks - 5.4% - (continued)
41,493	National Bank Holdings Corp., Class A Shares	$1,241,886
271,860	Old National Bancorp	3,376,501
58,416	Pinnacle Financial Partners Inc.	2,841,938
52,200	PNC Financial Services Group Inc.	6,046,326
15,055	Triumph Financial Inc.*	781,656
98,695	Univest Financial Corp.	1,749,862
384,757	Valley National Bancorp	2,839,507
67,365	Wintrust Financial Corp.	4,282,393
	Total Banks	47,898,213
Diversified Financial Services - 1.6%
62,600	Capital One Financial Corp.	6,523,546
1,202	Evercore Inc., Class A Shares	129,756
117,401	FTAI Aviation Ltd.	3,293,098
41,820	International Money Express Inc.*	974,406
126,200	Jefferies Financial Group Inc.	3,794,834
	Total Diversified Financial Services	14,715,640
Equity Real Estate Investment Trusts (REITs) - 5.0%
181,100	American Homes 4 Rent, Class A Shares	6,208,108
216,000	Americold Realty Trust Inc.	6,328,800
428,798	Chimera Investment Corp.	2,066,806
113,347	Corporate Office Properties Trust	2,586,579
50,100	Extra Space Storage Inc.	7,227,927
81,460	National Storage Affiliates Trust	2,982,251
98,800	Rexford Industrial Realty Inc.	5,378,672
32,800	SBA Communications Corp., Class A Shares	7,274,384
131,772	STAG Industrial Inc.	4,585,666
	Total Equity Real Estate Investment Trusts (REITs)	44,639,193
Insurance - 4.8%
69,200	Allstate Corp.	7,504,740
55,400	Brown & Brown Inc.	3,453,082
56,416	First American Financial Corp.	3,098,931
26,861	Hanover Insurance Group Inc.	2,993,927
67,800	Hartford Financial Services Group Inc.	4,645,656
1,781	Kinsale Capital Group Inc.	539,607
169,958	MGIC Investment Corp.	2,569,765
74,720	NMI Holdings Inc., Class A Shares*	1,879,208
28,469	Primerica Inc.	5,181,927
21,758	RenaissanceRe Holdings Ltd.	4,098,554
33,200	Willis Towers Watson PLC	7,265,820
	Total Insurance	43,231,217
Real Estate - 0.5%
24,482	McGrath RentCorp	2,174,246
367,684	Newmark Group Inc., Class A Shares	2,103,153
	Total Real Estate	4,277,399
	TOTAL FINANCIAL	154,761,662
INDUSTRIAL - 16.2%
Aerospace/Defense - 2.8%
59,075	AAR Corp.*	2,960,248
2,894	AeroVironment Inc.*	270,329
30,000	General Dynamics Corp.	6,125,400
42,450	Hexcel Corp.	2,928,626
121,400	Howmet Aerospace Inc.	5,189,850

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 16.2% - (continued)
Aerospace/Defense - 2.8% - (continued)
95,393	Kratos Defense & Security Solutions Inc.*	$1,253,464
35,200	L3Harris Technologies Inc.	6,192,384
	Total Aerospace/Defense	24,920,301
Building Materials - 1.3%
2,425	AAON Inc.	210,029
100,077	Aspen Aerogels Inc.*	657,506
116,998	AZEK Co., Inc., Class A Shares*	2,720,203
35,670	Masonite International Corp.*	3,141,457
103,044	Modine Manufacturing Co.*	2,812,071
2,126	Simpson Manufacturing Co., Inc.	251,272
2,525	SPX Technologies Inc.*	192,809
47,232	Tecnoglass Inc.	1,804,262
	Total Building Materials	11,789,609
Electrical Components & Equipment - 1.0%
35,238	Belden Inc.	3,082,973
75,900	Emerson Electric Co.	5,895,912
	Total Electrical Components & Equipment	8,978,885
Electronics - 1.5%
1,016	Atkore Inc.*	118,638
1,987	Badger Meter Inc.	273,948
30,036	CTS Corp.	1,371,744
68,443	Enovix Corp.*(a)	908,239
79,400	Fortive Corp.	5,169,734
52,310	Napco Security Technologies Inc.	1,945,409
61,088	National Instruments Corp.	3,530,886
3,492	NEXTracker Inc., Class A Shares*	133,569
	Total Electronics	13,452,167
Engineering & Construction - 1.5%
1,967	Arcosa Inc.	129,153
2,749	Comfort Systems USA Inc.	406,797
28,250	EMCOR Group Inc.	4,656,730
1,092	Exponent Inc.	99,721
23,493	MYR Group Inc.*	2,995,358
68,884	Primoris Services Corp.	1,846,091
75,781	Sterling Infrastructure Inc.*	3,491,231
	Total Engineering & Construction	13,625,081
Environmental Control - 1.1%
2,151	Casella Waste Systems Inc., Class A Shares*	193,934
34,123	Clean Harbors Inc.*	4,790,869
64,845	Energy Recovery Inc.*	1,543,959
114,451	Harsco Corp.*	968,255
56,057	Montrose Environmental Group Inc.*	1,967,040
1,129	Tetra Tech Inc.	155,204
	Total Environmental Control	9,619,261
Hand/Machine Tools - 0.5%
73,183	Enerpac Tool Group Corp., Class A Shares	1,860,312
814	MSA Safety Inc.	111,974
22,444	Regal Rexnord Corp.	2,915,251
	Total Hand/Machine Tools	4,887,537
Machinery-Construction & Mining - 0.4%
61,719	BWX Technologies Inc.	3,722,890

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 16.2% - (continued)
Machinery-Diversified - 1.2%
2,012	Applied Industrial Technologies Inc.	$247,396
69,545	Cactus Inc., Class A Shares	2,196,231
2,205	Chart Industries Inc.*	241,955
80,077	CIRCOR International Inc.*	2,320,631
2,116	ESAB Corp.	124,252
178,033	Gates Industrial Corp. PLC*	2,086,547
11,400	Rockwell Automation Inc.	3,176,040
	Total Machinery-Diversified	10,393,052
Metal Fabricate/Hardware - 0.9%
31,892	Standex International Corp.	4,343,371
14,302	Valmont Industries Inc.	3,750,986
	Total Metal Fabricate/Hardware	8,094,357
Miscellaneous Manufacturers - 2.4%
2,118	Axon Enterprise Inc.*	408,583
21,000	Carlisle Cos. Inc.	4,461,240
32,425	EnPro Industries Inc.	3,277,519
70,112	Federal Signal Corp.	3,715,235
51,923	ITT Inc.	3,954,456
15,900	Parker-Hannifin Corp.	5,094,996
	Total Miscellaneous Manufacturers	20,912,029
Packaging & Containers - 0.6%
148,304	O-I Glass Inc.*	3,072,859
52,160	Silgan Holdings Inc.	2,346,678
	Total Packaging & Containers	5,419,537
Transportation - 1.0%
17,620	ArcBest Corp.	1,476,204
13,509	Forward Air Corp.	1,314,020
100,000	Knight-Swift Transportation Holdings Inc., Class A Shares	5,499,000
1,300	Saia Inc.*	369,408
	Total Transportation	8,658,632
	TOTAL INDUSTRIAL	144,473,338
TECHNOLOGY - 8.3%
Computers - 2.0%
14,383	CACI International Inc., Class A Shares*	4,303,681
1,456	CyberArk Software Ltd.*	225,287
109,900	Dell Technologies Inc., Class C Shares	4,924,619
23,239	ExlService Holdings Inc.*	3,507,695
66,048	Lumentum Holdings Inc.*	3,493,939
4,004	Super Micro Computer Inc.*	896,696
2,632	Tenable Holdings Inc.*	107,886
	Total Computers	17,459,803
Semiconductors - 4.1%
146,882	Aehr Test Systems*(a)	4,850,044
34,761	Axcelis Technologies Inc.*	5,476,596
38,987	Impinj Inc.*	3,989,930
1,621	Lattice Semiconductor Corp.*	131,803
22,708	MACOM Technology Solutions Holdings Inc.*	1,358,620
102,182	Marvell Technology Inc.	5,976,625
57,600	Power Integrations Inc.	4,976,640
7,722	Rambus Inc.*	493,899
123,912	SkyWater Technology Inc.*(a)	1,270,098
66,300	Skyworks Solutions Inc.	6,862,713

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 8.3% - (continued)
Semiconductors - 4.1% - (continued)
55,038	SMART Global Holdings Inc.*	$1,242,758
	Total Semiconductors	36,629,726
Software - 2.2%
128,975	ACV Auctions Inc., Class A Shares*	2,197,734
75,264	Agilysys Inc.*	5,595,126
1,056	Appfolio Inc., Class A Shares*	151,166
90,288	Digi International Inc.*	3,245,854
1,458	Duolingo Inc., Class A Shares*	218,073
15,273	EngageSmart Inc.*	289,881
225,699	Fastly Inc., Class A Shares*	3,674,380
5,499	Instructure Holdings Inc.*	135,055
36,281	Model N Inc.*	1,158,089
2,342	Monday.com Ltd.*	422,028
31,240	PDF Solutions Inc.*	1,319,890
45,373	Phreesia Inc.*	1,362,097
1,637	SPS Commerce Inc.*	255,045
	Total Software	20,024,418
	TOTAL TECHNOLOGY	74,113,947
UTILITIES - 5.5%
Electric - 5.3%
70,300	Ameren Corp.	5,699,221
41,421	Black Hills Corp.	2,524,610
201,000	CenterPoint Energy Inc.	5,670,210
98,500	CMS Energy Corp.	5,711,030
162,600	Exelon Corp.	6,447,090
33,337	IDACORP Inc.	3,469,382
114,442	Portland General Electric Co.	5,576,759
242,800	PPL Corp.	6,361,360
88,500	Xcel Energy Inc.	5,778,165
	Total Electric	47,237,827
Gas - 0.2%
30,120	Spire Inc.	1,944,848
	TOTAL UTILITIES	49,182,675
	TOTAL COMMON STOCKS
	(Cost - $771,261,236)	857,361,494
EXCHANGE TRADED FUNDS (ETFs) - 1.2%
25,718	iShares Russell 2000(a)	4,469,017
7,887	iShares Russell 2000 Value(a)	1,034,222
77,035	iShares Russell Mid-Capital	5,207,566
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $9,984,881)	10,710,805
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
26,973	EQRx Inc., due 12/20/26, Strike Price $11.50*(b)
	(Cost - $50,965)	3,722
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $781,297,082)	868,076,021

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
$28	Barclays Bank PLC - London, 4.430% due 6/1/23	$28
6,759,093	Citibank - New York, 4.430% due 6/1/23	6,759,093
14,549,935	JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	14,549,935
2,695,935	Sumitomo Mitsui Banking Corp. - Tokyo, 4.430% due 6/1/23	2,695,935
	TOTAL TIME DEPOSITS
	(Cost - $24,004,991)	24,004,991

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.8%
MONEY MARKET FUND - 1.8%
15,807,304	Federated Government Obligations Fund, Premier Class, 4.896%(c)
	(Cost - $15,807,304)	15,807,304
	TOTAL INVESTMENTS - 101.7%
	(Cost - $821,109,377)	907,888,316
	Liabilities in Excess of Other Assets - (1.7)%	(15,369,923)
	TOTAL NET ASSETS - 100.0%	$892,518,393

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $2,344,010 and represents 0.26% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	26.4%
Financial	17.1
Industrial	15.9
Consumer Cyclical	9.5
Technology	8.2
Utilities	5.4
Basic Materials	4.8
Energy	4.3
Communications	2.9
Diversified	0.0 *
Exchange Traded Funds (ETFs)	1.2
Short-Term Investments	2.6
Money Market Fund	1.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE - 0.2%
Utilities - 0.2%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26(a)	$1,305,229
	TOTAL CORPORATE BOND & NOTE
	(Cost - $1,300,000)	1,305,229

Shares/Units

COMMON STOCKS - 92.7%
BASIC MATERIALS - 4.7%
Chemicals - 2.4%
71,292	DuPont de Nemours Inc.	4,790,109
76,250	LyondellBasell Industries NV, Class A Shares	6,522,425
96,081	Nutrien Ltd.	5,062,453
	Total Chemicals	16,374,987
Mining - 2.3%
100,400	Agnico Eagle Mines Ltd.(b)	5,098,312
166,627	BHP Group Ltd.	4,570,599
74,900	Freeport-McMoRan Inc.	2,572,066
47,650	Rio Tinto PLC, ADR	2,813,733
	Total Mining	15,054,710
	TOTAL BASIC MATERIALS	31,429,697
COMMUNICATIONS - 6.8%
Media - 0.5%
88,121	Comcast Corp., Class A Shares	3,467,561
Telecommunications - 6.3%
520,184	AT&T Inc.	8,182,494
183,325	BCE Inc.	8,269,610
172,701	Cisco Systems Inc.	8,578,059
81,091	SK Telecom Co., Ltd.	3,050,531
284,829	Telenor ASA	2,925,946
75,600	TELUS Corp.	1,434,132
263,976	Verizon Communications Inc.	9,405,465
	Total Telecommunications	41,846,237
	TOTAL COMMUNICATIONS	45,313,798
CONSUMER CYCLICAL - 6.1%
Apparel - 0.4%
5,577	Kering SA	2,975,010
Auto Manufacturers - 0.4%
85,507	General Motors Co.	2,771,282
Distribution/Wholesale - 1.5%
58,425	LKQ Corp.	3,081,919
129,370	Mitsui & Co., Ltd.	4,063,838
7,625	Watsco Inc.	2,473,321
	Total Distribution/Wholesale	9,619,078
Lodging - 0.5%
56,007	Las Vegas Sands Corp.*	3,087,666
Retail - 3.3%
34,625	Best Buy Co., Inc.	2,516,199
22,535	Darden Restaurants Inc.	3,572,248
9,325	Home Depot Inc.(c)	2,643,171
10,150	McDonald’s Corp.(c)	2,893,866
165,210	Walgreens Boots Alliance Inc.	5,017,428

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.1% - (continued)
Retail - 3.3% - (continued)
34,130	Walmart Inc.	$5,012,673
	Total Retail	21,655,585
	TOTAL CONSUMER CYCLICAL	40,108,621
CONSUMER NON-CYCLICAL - 23.4%
Agriculture - 2.2%
154,370	British American Tobacco PLC	4,895,521
112,296	Philip Morris International Inc.	10,107,763
	Total Agriculture	15,003,284
Beverages - 3.0%
144,667	Coca-Cola Co.	8,630,833
66,365	Heineken NV	6,713,096
42,100	Keurig Dr Pepper Inc.	1,310,152
19,100	PepsiCo Inc.	3,482,885
	Total Beverages	20,136,966
Biotechnology - 2.4%
35,240	Amgen Inc.	7,775,706
100,526	Gilead Sciences Inc.	7,734,471
	Total Biotechnology	15,510,177
Cosmetics/Personal Care - 2.0%
84,810	Kao Corp.	2,957,951
69,527	Kenvue Inc.*	1,744,432
12,400	Procter & Gamble Co.	1,767,000
126,190	Unilever PLC	6,333,944
	Total Cosmetics/Personal Care	12,803,327
Food - 1.2%
113,935	Conagra Brands Inc.	3,972,914
58,650	Kellogg Co.*	3,916,061
	Total Food	7,888,975
Healthcare-Products - 1.1%
90,556	Medtronic PLC*	7,494,415
Healthcare-Services - 1.5%
7,153	Elevance Health Inc.	3,203,257
13,497	Humana Inc.	6,773,739
	Total Healthcare-Services	9,976,996
Household Products/Wares - 0.9%
46,465	Kimberly-Clark Corp.	6,239,320
Pharmaceuticals - 9.1%
71,416	AbbVie Inc.(c)	9,852,551
36,657	AstraZeneca PLC	5,323,628
89,775	AstraZeneca PLC, ADR	6,560,757
51,452	Bristol-Myers Squibb Co.	3,315,567
37,156	Johnson & Johnson*(c)	5,761,409
62,625	Merck & Co., Inc.	6,914,426
190,690	Pfizer Inc.	7,250,034
76,791	Roche Holding AG, ADR(d)	3,040,156
116,297	Sanofi	11,809,615
	Total Pharmaceuticals	59,828,143
	TOTAL CONSUMER NON-CYCLICAL	154,881,603
ENERGY - 9.5%
Energy-Alternate Sources - 0.2%
25,175	NextEra Energy Partners LP	1,508,486

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
ENERGY - 9.5% - (continued)
Oil & Gas - 5.6%
52,475	Chesapeake Energy Corp.	$3,948,744
51,111	Chevron Corp.	7,698,339
38,400	ConocoPhillips(c)	3,813,120
28,575	EOG Resources Inc.	3,065,812
11,875	Pioneer Natural Resources Co.	2,368,350
191,079	Shell PLC	5,297,243
181,580	TotalEnergies SE	10,255,060
	Total Oil & Gas	36,446,668
Oil & Gas Services - 0.3%
75,210	Baker Hughes Co., Class A Shares	2,049,472
Pipelines - 3.4%
193,325	Enbridge Inc.	6,805,393
207,655	Enterprise Products Partners LP	5,259,901
119,651	TC Energy Corp.	4,657,012
214,925	Williams Cos., Inc.	6,159,751
	Total Pipelines	22,882,057
	TOTAL ENERGY	62,886,683
FINANCIAL - 16.4%
Banks - 9.6%
89,950	Canadian Imperial Bank of Commerce	3,708,384
90,635	Fifth Third Bancorp	2,199,711
11,525	Goldman Sachs Group Inc.	3,732,947
449,290	Huntington Bancshares Inc.	4,632,180
53,220	JPMorgan Chase & Co.(c)	7,222,486
166,475	KeyCorp	1,554,877
26,050	Morgan Stanley	2,129,848
627,798	Nordea Bank Abp	6,209,991
433,056	Oversea-Chinese Banking Corp., Ltd.	3,918,179
67,700	PNC Financial Services Group Inc.	7,841,691
101,940	Sumitomo Mitsui Trust Holdings Inc.	3,572,540
158,260	Truist Financial Corp.	4,822,182
123,189	US Bancorp	3,683,351
210,108	Wells Fargo & Co.	8,364,399
	Total Banks	63,592,766
Diversified Financial Services - 1.1%
5,550	CME Group Inc., Class A Shares(c)	992,062
35,767	Deutsche Boerse AG	6,184,857
	Total Diversified Financial Services	7,176,919
Equity Real Estate Investment Trusts (REITs) - 1.8%
161,800	Brixmor Property Group Inc.	3,240,854
17,940	Lamar Advertising Co., Class A Shares	1,612,447
45,562	NNN REIT Inc.	1,938,207
19,672	Prologis Inc.	2,450,148
28,475	Terreno Realty Corp.	1,746,372
29,458	VICI Properties Inc., Class A Shares	911,136
	Total Equity Real Estate Investment Trusts (REITs)	11,899,164
Insurance - 3.9%
27,035	Allianz SE, Class Registered Shares	5,778,469
15,458	Chubb Ltd.	2,872,096
14,529	Everest Re Group Ltd.	4,940,151
97,518	NN Group NV	3,541,339
22,125	Progressive Corp.	2,830,009

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.4% - (continued)
Insurance - 3.9% - (continued)
12,950	Zurich Insurance Group AG	$6,073,513
	Total Insurance	26,035,577
	TOTAL FINANCIAL	108,704,426
INDUSTRIAL - 10.3%
Aerospace/Defense - 2.2%
25,546	Airbus SE	3,352,298
18,869	General Dynamics Corp.	3,852,672
5,900	Lockheed Martin Corp.	2,619,659
52,450	Raytheon Technologies Corp.	4,832,743
	Total Aerospace/Defense	14,657,372
Building Materials - 1.0%
41,100	CRH PLC, ADR	1,953,894
27,450	Heidelberg Materials AG	1,962,586
96,675	MDU Resources Group Inc.	2,820,977
	Total Building Materials	6,737,457
Electrical Components & Equipment - 0.5%
46,357	Emerson Electric Co.	3,601,012
Engineering & Construction - 0.6%
125,685	Ferrovial SA	3,897,111
Hand/Machine Tools - 0.4%
30,575	Stanley Black & Decker Inc.	2,292,208
Machinery-Construction & Mining - 0.9%
7,200	Caterpillar Inc.(c)	1,481,400
339,800	Mitsubishi Electric Corp.	4,416,261
	Total Machinery-Construction & Mining	5,897,661
Machinery-Diversified - 0.5%
30,760	AGCO Corp.	3,392,213
Miscellaneous Manufacturers - 1.9%
47,948	Eaton Corp. PLC(c)	8,434,053
25,478	Siemens AG, Class Registered Shares	4,174,130
	Total Miscellaneous Manufacturers	12,608,183
Packaging & Containers - 0.6%
422,900	Amcor PLC	4,076,756
Transportation - 1.7%
112,749	Deutsche Post AG, Class Registered Shares	5,066,020
4,600	Union Pacific Corp.	885,592
31,500	United Parcel Service Inc., Class B Shares	5,260,500
	Total Transportation	11,212,112
	TOTAL INDUSTRIAL	68,372,085
TECHNOLOGY - 5.2%
Computers - 0.4%
15,262	Capgemini SE	2,652,719
Semiconductors - 3.2%
8,525	Analog Devices Inc.	1,514,807
7,118	Broadcom Inc.	5,751,060
153,200	MediaTek Inc.	3,764,393
24,825	QUALCOMM Inc.	2,815,403
82,177	Samsung Electronics Co., Ltd.	3,630,073
21,475	Texas Instruments Inc.	3,734,073
	Total Semiconductors	21,209,809

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 5.2% - (continued)
Software - 1.6%
5,575	Microsoft Corp.(c)	$1,830,774
55,829	Oracle Corp.	5,914,524
28,475	Paychex Inc.	2,987,882
	Total Software	10,733,180
	TOTAL TECHNOLOGY	34,595,708
UTILITIES - 10.3%
Electric - 10.3%
34,000	Ameren Corp.	2,756,380
76,020	American Electric Power Co., Inc.	6,318,782
146,950	CenterPoint Energy Inc.	4,145,460
187,812	Dominion Energy Inc.	9,443,187
82,570	Duke Energy Corp.	7,372,675
527,968	Enel SpA	3,310,244
208,517	Engie SA	3,142,507
31,575	Entergy Corp.	3,100,665
47,500	Evergy Inc.	2,747,875
562,789	National Grid PLC	7,743,496
48,800	NextEra Energy Inc.	3,584,848
134,325	PPL Corp.	3,519,315
35,400	Public Service Enterprise Group Inc.	2,115,150
15,250	Sempra Energy	2,188,833
97,535	Southern Co.	6,803,066
	Total Electric	68,292,483
	TOTAL UTILITIES	68,292,483
	TOTAL COMMON STOCKS
	(Cost - $616,519,980)	614,585,104
EXCHANGE TRADED FUNDS (ETFs) - 5.2%
281,181	iShares Core Dividend Growth	13,803,175
1,926	iShares Core High Dividend	188,613
380,236	JPMorgan Equity Premium Income	20,540,349
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $34,626,774)	34,532,137
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $652,446,754)	650,422,470

Face Amount†

SHORT-TERM INVESTMENTS - 1.6%
EQUITY LINKED NOTE - 0.6%
38,345	JPMorgan Chase Financial Co. LLC, 10.000% due 6/21/23(d)
	(Cost - $3,509,027)	3,987,485

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (continued)

Face Amount†		Security	Value
TIME DEPOSITS - 1.0%
$2,186,665		ANZ National Bank - London, 4.430% due 6/1/23	$2,186,665
441		Barclays Bank PLC - London, 4.430% due 6/1/23	441
53	EUR	Brown Brothers Harriman - Grand Cayman, 2.110% due 6/1/23	57
55	EUR	Citibank - London, 2.110% due 6/1/23	59
923,822		Citibank - New York, 4.430% due 6/1/23	923,822
3,368,478		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	3,368,478
5	CHF	Skandinaviska Enskilda Banken AB - Stockholm, 0.350% due 6/1/23	5
		TOTAL TIME DEPOSITS
		(Cost - $6,479,527)	6,479,527
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $9,988,554)	10,467,012

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
2,819,850	Federated Government Obligations Fund, Premier Class, 4.896%(e)
	(Cost - $2,819,850)	$2,819,850
	TOTAL INVESTMENTS - 100.1%
	(Cost - $665,255,158)	663,709,332
	Liabilities in Excess of Other Assets - (0.1)%	(408,817)
	TOTAL NET ASSETS - 100.0%	$663,300,515

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $1,305,229 and represents 0.20% of net assets.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $7,027,641 and represents 1.06% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Equity Income Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.3%
Financial	16.4
Utilities	10.5
Industrial	10.3
Energy	9.5
Communications	6.8
Consumer Cyclical	6.0
Technology	5.2
Basic Materials	4.8
Exchange Traded Funds (ETFs)	5.2
Short-Term Investments	1.6
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
30	$725,280	Becton Dickinson & Co.	CITI	6/16/23	$230.00	$(3,300)
30	297,900	ConocoPhillips Co.	CITI	6/16/23	$120.00	(90)
50	792,600	Darden Restaurants Inc.	CITI	6/16/23	$170.00	(850)
50	792,600	Darden Restaurants Inc.	CITI	7/21/23	$175.00	(3,350)
200	686,800	Freeport-McMoRan Inc.	CITI	6/16/23	$27.00	(600)
200	686,800	Freeport-McMoRan Inc.	CITI	7/21/23	$25.00	(3,600)
40	441,640	Merck & Co.	CITI	6/16/23	$125.00	(80)
75	794,550	Oracle Systems Corp.	CITI	6/16/23	$77.50	(225)
75	794,550	Oracle Systems Corp.	CITI	6/16/23	$80.00	(300)
75	794,550	Oracle Systems Corp.	CITI	6/16/23	$82.50	(750)
100	428,300	Schlumberger Ltd.	CITI	6/16/23	$35.00	(1,100)
75	524,625	Sysco Corp.	CITI	6/16/23	$65.00	(1,800)
30	501,000	United Parcel Service of America Inc.	CITI	6/16/23	$150.00	(960)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $30,366)				$(17,005)

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 88.4%
Argentina - 0.1%
181,227	Despegar.com Corp.*	$1,167,102
Australia - 1.1%
188,716	Charter Hall Retail REIT	456,744
475,505	Coronado Global Resources Inc.(a)	407,226
60,765	Eagers Automotive Ltd.	486,925
316,567	GrainCorp Ltd., Class A Shares	1,573,117
225,186	Helia Group Ltd.	482,922
98,816	JB Hi-Fi Ltd.	2,733,325
893,121	Johns Lyng Group Ltd.	3,668,768
665,893	Metcash Ltd.	1,535,162
818,995	Perenti Ltd.*	624,035
85,582	Pro Medicus Ltd.	3,296,504
479,264	Ramelius Resources Ltd.	429,600
84,992	Super Retail Group Ltd.	629,246
383,163	Whitehaven Coal Ltd.	1,403,689
357,012	Woodside Energy Group Ltd.	7,913,809
	Total Australia	25,641,072
Austria - 0.1%
103,298	Raiffeisen Bank International AG*	1,516,244
Belgium - 0.0%
128,582	Proximus SADP	1,000,111
Bermuda - 0.1%
159,912	Hiscox Ltd.	2,340,311
Brazil - 1.3%
503,742	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	147,975
54,249	Afya Ltd., Class A Shares*(b)	636,341
364,038	B3 SA - Brasil Bolsa Balcao	955,974
243,000	Compania de Saneamento de Minas Gerais Copasa MG	955,271
104,100	Compania de Saneamento do Parana	415,595
60,389	Inter & Co., Inc.*	151,202
480,883	Localiza Rent a Car SA	5,881,746
2,068	Localiza Rent a Car SA*	25,074
1,026,053	Lojas Renner SA	3,934,454
568,900	Pet Center Comercio e Participacoes SA	813,147
201,874	Petroleo Brasileiro SA, ADR	2,075,265
359,112	Raia Drogasil SA	2,005,726
89,363	StoneCo Ltd., Class A Shares*	1,119,718
552,409	Suzano SA	4,876,856
1,003,800	TOTVS SA	5,691,558
62,867	XP Inc., Class A Shares*	1,109,602
	Total Brazil	30,795,504
Canada - 4.6%
334,107	AGF Management Ltd., Class B Shares	1,732,553
72,874	Agnico Eagle Mines Ltd.	3,708,114
140,265	Artis Real Estate Investment Trust	718,063
26,900	Canadian National Railway Co.	3,032,437
72,226	Canadian Pacific Kansas City Ltd.	5,503,621
97,104	Canfor Corp.*	1,372,588
63,424	Celestica Inc.*	808,684
2,269	Constellation Software Inc.	4,626,263
97,886	Crescent Point Energy Corp.	617,195
46,089	Definity Financial Corp.	1,232,344

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Canada - 4.6% - (continued)
18,541	Descartes Systems Group Inc.*	$1,433,776
31,206	Element Fleet Management Corp.	473,285
410,600	Enbridge Inc.	14,453,870
52,136	EQB Inc.	2,534,218
99,520	Franco-Nevada Corp.	14,461,775
110,959	Interfor Corp., Class Common S Shares*	1,622,375
51,658	National Bank of Canada	3,703,121
114,290	Parex Resources Inc.	2,300,785
74,812	Russel Metals Inc.	1,962,878
58,112	Shopify Inc., Class A Shares*	3,323,425
13,391	Stelco Holdings Inc.	419,011
813,644	Suncor Energy Inc.	22,792,340
17,870	TECSYS Inc.(b)	329,468
66,359	TELUS International CDA Inc.*(b)	1,031,361
56,482	TMX Group Ltd.	6,147,452
21,031	Waste Connections Inc.	2,873,886
78,650	Wheaton Precious Metals Corp.	3,564,045
	Total Canada	106,778,933
China - 4.2%
127,065	Alibaba Group Holding Ltd., ADR*	10,108,021
10,075	Baidu Inc., ADR*	1,237,714
822,834	China Mengniu Dairy Co., Ltd.*	3,187,712
10,550	China Tourism Group Duty Free Corp., Ltd., Class A Shares(c)	182,313
571,520	Estun Automation Co., Ltd., Class A Shares(c)	2,029,655
125,781	FinVolution Group, ADR	485,515
671,000	Fufeng Group Ltd.	365,078
245,277	Full Truck Alliance Co., Ltd., ADR*	1,425,059
87,700	Fuyao Glass Industry Group Co., Ltd., Class A Shares(c)	399,532
228,268	Glodon Co., Ltd., Class A Shares(c)	1,101,946
43,289	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares*(c)	491,091
305,410	Hello Group Inc., ADR	2,464,659
732,400	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares(c)	2,963,073
289,050	JD Health International Inc.*(a)	1,782,560
37,613	JD.com Inc., ADR	1,226,184
5,570	JD.com Inc., Class A Shares	90,438
198,927	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares(c)	1,524,509
43,604	Kanzhun Ltd., ADR*	604,788
5,841,815	Kingdee International Software Group Co., Ltd.*	7,729,647
479,499	Kingsoft Corp., Ltd	1,740,160
24,100	Kuaishou Technology, Class B Shares*(a)	162,409
41,565	Kweichow Moutai Co., Ltd., Class A Shares(c)	9,522,415
265,648	Lufax Holding Ltd., ADR	340,029
7,822	Meituan, Class B Shares*(a)	109,691
179,366	Midea Group Co., Ltd., Class A Shares(c)	1,292,846
1,013,675	NARI Technology Co., Ltd., Class A Shares(c)	3,906,133
358,200	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,302,778
55,827	Shanghai Henlius Biotech Inc., Class H Shares*(a)(d)	72,742
293,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	2,432,798
33,395	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	1,409,408
572,134	Shenzhou International Group Holdings Ltd.	4,618,909
88,000	Silergy Corp.	1,145,766
18,621,000	Sino Biopharmaceutical Ltd.	8,852,670
181,085	Tencent Holdings Ltd.	7,177,110
10,986	Tencent Holdings Ltd., ADR(b)(c)	434,277

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
China - 4.2% - (continued)
316,391	Venustech Group Inc., Class A Shares(c)	$1,401,466
472,174	Vnet Group Inc., ADR*	1,213,487
70,943	Wuliangye Yibin Co., Ltd., Class A Shares(c)	1,605,456
126,248	Yum China Holdings Inc.	7,114,853
155,004	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	1,172,414
32,871	Zai Lab Ltd., ADR*	1,067,979
	Total China	97,495,290
Cyprus - 0.0%
16,006	TCS Group Holding PLC, GDR*(c)(e)@	2
Denmark - 0.7%
19,184	D/S Norden AS	994,479
5,925	Genmab AS*	2,323,205
28,319	Jyske Bank AS, Class Registered Shares*	1,952,328
31,500	Novo Nordisk AS, ADR	5,054,490
62,271	Novozymes AS, Class B Shares	3,004,207
13,266	Royal Unibrew AS	1,130,606
24,936	Scandinavian Tobacco Group AS(a)	410,757
37,551	Sydbank AS	1,574,077
	Total Denmark	16,444,149
Finland - 0.2%
35,872	Musti Group OYJ*	735,487
299,425	Outokumpu OYJ	1,640,700
175,152	Talenom OYJ(b)	1,415,660
	Total Finland	3,791,847
France - 7.9%
574,906	Accor SA	19,197,562
106,448	Arkema SA	9,305,454
18,092	Aubay	891,779
45,731	Capgemini SE	7,948,598
576,696	Cie Generale des Etablissements Michelin SCA	16,418,535
234,203	Danone SA	13,862,895
22,519	Dassault Aviation SA	3,810,114
76,366	Dassault Systemes SE	3,350,727
23,528	Elis SA	407,691
10,178	Esker SA	1,566,242
41,768	EssilorLuxottica SA(b)	7,558,853
7,213	Kering SA	3,847,722
122,046	Legrand SA*	11,295,642
11,810	L’Oreal SA	5,044,555
13,599	LVMH Moet Hennessy Louis Vuitton SE	11,865,862
50,400	Pernod Ricard SA	10,914,434
27,928	Safran SA	4,072,469
100,457	Schneider Electric SE	17,382,487
19,233	Teleperformance	2,885,655
102,568	Thales SA(b)	14,288,777
194,815	TotalEnergies SE	11,002,531
229,974	Veolia Environnement SA	6,784,475
	Total France	183,703,059
Germany - 6.8%
11,494	Adesso SE	1,396,209
20,009	adidas AG	3,241,647
67,748	Allianz SE, Class Registered Shares	14,480,477
14,849	Atoss Software AG	3,245,546

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Germany - 6.8% - (continued)
16,673	Aurubis AG	$1,274,254
256,912	BASF SE	12,201,717
98,675	Bayer AG, Class Registered Shares	5,498,900
35,494	Beiersdorf AG	4,517,076
424,249	Daimler Truck Holding AG*	12,845,116
63,665	Deutsche Boerse AG	11,009,001
55,874	Deutsche Pfandbriefbank AG(a)	420,075
260,952	Deutsche Post AG, Class Registered Shares	11,725,054
274,213	Deutsche Telekom AG, Class Registered Shares	6,079,160
21,123	Elmos Semiconductor SE	1,480,954
149,688	Evotec SE*	3,232,104
93,395	GEA Group AG	3,920,322
214,155	Henkel AG & Co. KGaA	17,049,978
41,849	Infineon Technologies AG	1,551,638
63,301	Kloeckner & Co. SE	600,965
40,733	Knorr-Bremse AG	2,786,817
25,785	LEG Immobilien SE*	1,337,934
24,734	Mensch und Maschine Software SE	1,321,314
12,297	Nagarro SE*(b)	1,017,057
63,850	Nexus AG	3,714,171
50,723	Puma SE	2,411,898
37,408	Rheinmetall AG	9,461,843
22,797	Salzgitter AG	739,334
55,493	SAP SE	7,248,338
8,228	Sartorius AG	2,756,700
30,738	Suedzucker AG	527,960
34,649	Symrise AG, Class A Shares	3,701,863
107,983	TAG Immobilien AG*	865,500
111,561	Vonovia SE	2,046,767
32,039	Wuestenrot & Wuerttembergische AG	542,695
32,925	Zalando SE*(a)	951,377
	Total Germany	157,201,761
Greece - 0.1%
28,235	Motor Oil Hellas Corinth Refineries SA	727,747
204,876	Sarantis SA	1,624,464
	Total Greece	2,352,211
Hong Kong - 2.1%
1,148,646	AIA Group Ltd.	11,137,393
6,804,500	BOC Hong Kong Holdings Ltd.	20,174,575
547,451	Budweiser Brewing Co. APAC Ltd.(a)	1,376,727
1,727,500	CK Hutchison Holdings Ltd.	10,431,886
278,204	Galaxy Entertainment Group Ltd.*	1,719,840
51,610	Hong Kong Exchanges & Clearing Ltd.	1,895,774
552,500	Kerry Properties Ltd.	1,205,248
992,000	Skyworth Group Ltd.	494,997
102,516	Techtronic Industries Co., Ltd.	943,485
	Total Hong Kong	49,379,925
Hungary - 0.0%
15,843	OTP Bank Nyrt	493,875
India - 5.7%
108,821	Aarti Industries Ltd.	675,649
39,201	Aarti Pharmalabs Ltd.*	176,086
119,521	Aavas Financiers Ltd.*	2,025,069

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
India - 5.7% - (continued)
480,711	Axis Bank Ltd.	$5,326,018
122,564	Bajaj Finance Ltd.	10,336,912
207,150	Berger Paints India Ltd.	1,632,444
201,703	Bharti Airtel Ltd.	1,931,863
575,420	CESC Ltd.	481,298
419,788	Cholamandalam Investment & Finance Co., Ltd.	5,300,265
68,378	Cigniti Technologies Ltd.	682,325
1,036,925	City Union Bank Ltd.	1,565,335
19,565	Divi’s Laboratories Ltd.	812,414
20,547	Dixon Technologies India Ltd.	963,078
66,052	Dr Lal PathLabs Ltd.	1,619,118
1,021,848	Edelweiss Financial Services Ltd.	839,254
308,166	Elgi Equipments Ltd.	2,031,127
47,063	GMM Pfaudler Ltd.	836,466
141,828	Godrej Consumer Products Ltd.*	1,820,520
61,705	Godrej Properties Ltd.*	1,036,309
196,737	HDFC Bank Ltd.	3,824,453
73,021	HDFC Bank Ltd., ADR	4,702,552
330,584	HDFC Life Insurance Co., Ltd.*(a)	2,364,551
202,432	Hindustan Unilever Ltd.	6,533,441
185,159	Housing Development Finance Corp., Ltd	5,909,683
351,492	ICICI Bank Ltd., ADR	8,056,197
1,252,376	JM Financial Ltd.	1,060,505
148,110	Jubilant Foodworks Ltd.	864,117
305,662	KPIT Technologies Ltd.	3,925,186
118,085	Larsen & Toubro Ltd.	3,152,865
47,500	Maruti Suzuki India Ltd.	5,352,950
143,980	Max Financial Services Ltd.*	1,228,901
75,258	Mold-Tek Packaging Ltd.	852,460
85,327	Muthoot Finance Ltd.	1,150,628
2,591,891	National Aluminium Co., Ltd.	2,621,428
298,768	Nippon Life India Asset Management Ltd.(a)	904,664
2,510,952	NTPC Ltd.	5,237,477
1,570,204	Power Finance Corp., Ltd	3,456,969
263,376	Redington Ltd.	556,794
95,736	Reliance Industries Ltd.	2,852,508
115,381	SBI Life Insurance Co., Ltd.(a)	1,726,107
2,078,078	South Indian Bank Ltd.*	436,691
28,581	SRF Ltd.	867,780
878,906	Star Health & Allied Insurance Co., Ltd.*	5,721,302
52,162	Supreme Industries Ltd.	1,731,387
81,027	Tarsons Products Ltd.*	550,838
109,692	Tata Communications Ltd.	1,719,750
17,142	Tata Consultancy Services Ltd.	680,604
110,523	Tata Consumer Products Ltd.	1,063,234
263,912	Titan Co., Ltd.	8,992,331
15,115	Trent Ltd.	283,774
71,118	Varun Beverages Ltd.	1,455,657
442,930	Vijaya Diagnostic Centre Pvt Ltd.	2,044,006
1,497,236	Zomato Ltd.*	1,250,204
	Total India	133,223,544
Indonesia - 0.7%
16,138,400	Bank Central Asia Tbk PT	9,724,282
1,111,829	Bank Negara Indonesia Persero Tbk PT	670,400

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Indonesia - 0.7% - (continued)
6,988,129	Bank Rakyat Indonesia Persero Tbk PT	$2,596,315
20,846,700	Erajaya Swasembada Tbk PT	670,286
778,400	Indo Tambangraya Megah Tbk PT	1,148,990
25,203,900	Sarana Menara Nusantara Tbk PT	1,663,712
	Total Indonesia	16,473,985
Ireland - 1.3%
1,672,449	AIB Group PLC	6,872,768
605,201	Bank of Ireland Group PLC	5,716,895
104,138	CRH PLC	4,946,742
179,597	Experian PLC	6,353,549
24,011	Kerry Group PLC, Class A Shares	2,345,951
44,662	Ryanair Holdings PLC, ADR*	4,693,083
	Total Ireland	30,928,988
Israel - 0.2%
80,487	Nayax Ltd.*	1,441,766
7,280	Nice Ltd., ADR*	1,499,243
22,193	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,337,405
	Total Israel	4,278,414
Italy - 1.8%
55,637	Amplifon SpA	1,923,785
356,025	Azimut Holding SpA	7,100,628
458,498	Banca Mediolanum SpA	3,880,645
94,962	Banco BPM SpA	373,658
1,058,783	BPER Banca	2,723,704
22,448	DiaSorin SpA	2,318,051
44,247	Digital Value SpA	2,967,902
2,298,355	Enel SpA	14,410,181
146,943	Ermenegildo Zegna NV(b)	1,672,211
37,663	Gruppo MutuiOnline SpA*(c)	1,157,313
185,816	Iveco Group NV*	1,394,355
401,060	Unipol Gruppo SpA	2,008,467
	Total Italy	41,930,900
Japan - 13.3%
51,100	Adastria Co., Ltd.	1,014,845
40,600	Ain Holdings Inc.	1,641,922
32,500	Alfresa Holdings Corp.	485,186
413,300	Asahi Group Holdings Ltd.	16,013,556
101,022	Avant Group Corp.	989,635
162,781	AZ-COM MARUWA Holdings Inc.	2,383,751
39,940	Base Co., Ltd.	1,574,241
15,500	Calbee Inc.	301,808
23,300	Canon Marketing Japan Inc.	572,753
445,400	Chiba Bank Ltd.	2,781,798
147,500	Chugai Pharmaceutical Co., Ltd.	3,967,218
150,200	Credit Saison Co., Ltd.	2,057,888
17,300	Daido Steel Co., Ltd.	641,563
92,900	Daiichi Sankyo Co., Ltd.	3,008,262
13,500	Daikin Industries Ltd.	2,565,226
39,600	Daiwabo Holdings Co., Ltd.	732,086
112,800	Direct Marketing MiX Inc.	814,798
47,100	Disco Corp.	6,846,187
57,700	EDION Corp.	575,068
195,900	Electric Power Development Co., Ltd.	2,882,461

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 13.3% - (continued)
66,300	Ezaki Glico Co., Ltd.	$1,749,060
191,500	Fujikura Ltd.	1,532,175
73,426	Funai Soken Holdings Inc.	1,359,651
45,600	GungHo Online Entertainment Inc.	881,875
223,000	Hachijuni Bank Ltd.	935,927
25,900	Hanwa Co., Ltd.	764,401
8,600	Hikari Tsushin Inc.	1,241,110
48,510	Hirose Electric Co., Ltd.	6,565,506
506,500	Honda Motor Co., Ltd.	14,392,236
36,200	Hosiden Corp.	444,052
90,500	IDOM Inc.	533,558
18,400	Ito En Ltd.	544,787
41,500	JAFCO Group Co., Ltd.	508,571
281,800	Japan Elevator Service Holdings Co., Ltd.	3,793,079
65,200	JCR Pharmaceuticals Co., Ltd.	622,468
106,900	Kansai Paint Co., Ltd.	1,603,195
12,915	Keyence Corp.	6,261,805
837,500	Koito Manufacturing Co., Ltd.	15,633,867
580,100	Komatsu Ltd.	13,653,801
21,200	Komeri Co., Ltd.	447,209
10,200	Kose Corp.	1,021,799
44,100	Kuraray Co., Ltd.	416,097
133,100	Lion Corp.	1,284,021
21,200	Macnica Holdings Inc.	770,536
591,100	Makita Corp.	15,886,851
55,800	Management Solutions Co., Ltd.(b)	1,167,171
571,300	Mebuki Financial Group Inc.	1,338,527
766,600	MINEBEA MITSUMI Inc.	14,720,651
1,016,200	Mitsubishi Electric Corp.	13,207,195
45,700	Mitsui Fudosan Co., Ltd.	870,790
91,100	m-up Holdings Inc.	717,932
58,200	Murata Manufacturing Co., Ltd.	3,423,002
638,700	Nabtesco Corp.	14,197,267
78,800	Nextage Co., Ltd.	1,381,003
40,720	NexTone Inc.*(b)	667,996
69,800	NHK Spring Co., Ltd.	471,547
141,600	Nippon Telegraph & Telephone Corp.	4,014,564
50,300	Nishimatsuya Chain Co., Ltd.	599,740
161,200	Nomura Research Institute Ltd.	4,045,443
334,400	North Pacific Bank Ltd.	613,252
31,000	NS United Kaiun Kaisha Ltd.	732,319
2,154,400	NSK Ltd.	12,991,811
217,900	Olympus Corp.	3,302,263
81,200	Otsuka Holdings Co., Ltd.	3,006,184
166,300	Outsourcing Inc.	1,462,418
120,100	Persol Holdings Co., Ltd.	2,262,964
269,600	Premium Group Co., Ltd.	2,894,926
433,906	Prestige International Inc.	1,901,900
128,404	Rakus Co., Ltd.	2,055,042
42,700	Recruit Holdings Co., Ltd.	1,309,667
1,292,500	Resona Holdings Inc.	5,871,320
273,700	Rohto Pharmaceutical Co., Ltd.	5,830,373
45,900	Sankyo Co., Ltd.	1,847,163
117,800	Seven & i Holdings Co., Ltd.	4,938,236

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 13.3% - (continued)
295,700	Shimadzu Corp.	$9,148,841
49,100	Shiseido Co., Ltd.	2,236,372
369,596	SIGMAXYZ Holdings Inc.	2,871,457
155,900	SKY Perfect JSAT Holdings Inc.	581,027
13,000	SMC Corp.	6,975,213
77,238	SMS Co., Ltd.	1,592,644
160,800	Sojitz Corp.	3,212,955
39,600	Sony Group Corp.	3,702,716
84,600	Stanley Electric Co., Ltd.	1,701,204
68,500	Strike Co., Ltd.	1,694,086
51,400	Sumitomo Metal Mining Co., Ltd.	1,558,344
57,600	Suzuki Motor Corp.	1,895,541
648,200	Systena Corp.	1,404,754
13,300	Temairazu Inc.(b)	370,754
118,800	Tokyo Steel Manufacturing Co., Ltd.	1,161,106
80,300	Tokyo Tatemono Co., Ltd.	988,279
117,800	Toyo Suisan Kaisha Ltd.	5,147,345
29,200	Transcosmos Inc.	687,195
131,800	Yokogawa Electric Corp.	2,462,576
25,300	Yokohama Rubber Co., Ltd.	530,793
1,111,300	Z Holdings Corp.	2,748,296
	Total Japan	309,212,053
Jersey, Channel Islands - 0.2%
463,611	JTC PLC	4,041,813
Luxembourg - 0.2%
14,786	APERAM SA	484,169
38,552	Eurofins Scientific SE	2,551,579
21,106	Tenaris SA	261,596
10,601	Tenaris SA, ADR	262,481
	Total Luxembourg	3,559,825
Malaysia - 0.0%
3,808,400	CTOS Digital Bhd	1,104,358
Mexico - 0.3%
289,417	Grupo Mexico SAB de CV, Class B Shares	1,290,948
408,984	Qualitas Controladora SAB de CV	2,764,163
582,322	Wal-Mart de Mexico SAB de CV	2,215,244
	Total Mexico	6,270,355
Netherlands - 3.4%
889	Adyen NV*(a)	1,456,058
283,454	Akzo Nobel NV	21,485,426
19,758	ASML Holding NV	14,156,692
51,853	Euronext NV(a)	3,449,107
1,311,846	ING Groep NV	16,117,356
114,526	Koninklijke Philips NV	2,166,999
133,302	Prosus NV*	8,771,449
131,547	Randstad NV	6,466,196
43,479	Wolters Kluwer NV	4,966,467
	Total Netherlands	79,035,750

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Norway - 1.5%
880,946	Aker BP ASA	$19,105,912
644,780	DNB Bank ASA	10,821,296
210,329	Elkem ASA*(a)	506,698
94,016	Europris ASA(a)	621,943
140,746	Golden Ocean Group Ltd.	1,004,451
593,206	MPC Container Ships ASA	1,116,505
752,396	Norwegian Air Shuttle ASA*	878,341
	Total Norway	34,055,146
Peru - 0.1%
20,263	Credicorp Ltd.	2,623,045
21,467	InRetail Peru Corp.(a)	719,145
	Total Peru	3,342,190
Philippines - 0.2%
1,809,782	Ayala Land Inc.	844,133
793,374	BDO Unibank Inc.	1,912,206
135,630	SM Investments Corp.	2,232,398
	Total Philippines	4,988,737
Poland - 0.2%
167,628	InPost SA*	1,812,570
66,677	LiveChat Software SA(b)	2,079,615
	Total Poland	3,892,185
Portugal - 0.3%
358,987	Galp Energia SGPS SA	3,793,722
114,650	Jeronimo Martins SGPS SA	2,769,008
	Total Portugal	6,562,730
Russia - 0.0%
322,796	Fix Price Group PLC, GDR*(a)(c)(e)	12,912
70,391	Fix Price Group PLC, GDR*(c)(e)@	2,815
5,600	Novatek PJSC, GDR*(c)(e)@	112
102,511	Ozon Holdings PLC, ADR*(c)(e)@	20,502
978,392	Sberbank of Russia PJSC(c)(e)@	695
	Total Russia	37,036
Saudi Arabia - 0.1%
159,546	Al Hammadi Holding	2,181,951
Singapore - 1.5%
17,108,400	Genting Singapore Ltd.	12,739,872
3,545,900	Golden Agri-Resources Ltd.	693,892
147,649	Hafnia Ltd.	699,235
28,840	Sea Ltd., ADR*	1,655,704
363,800	Sembcorp Industries Ltd.	1,351,780
1,167,300	Sheng Siong Group Ltd.	1,397,663
723,800	United Overseas Bank Ltd.	14,966,227
1,013,500	Yanlord Land Group Ltd.*	572,738
	Total Singapore	34,077,111
South Africa - 0.5%
17,794	Capitec Bank Holdings Ltd.	1,218,425
493,833	Gold Fields Ltd.	7,549,749
76,532	Gold Fields Ltd., ADR	1,157,164
4,181	Naspers Ltd., Class N Shares	631,581
	Total South Africa	10,556,919

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
South Korea - 3.0%
97,180	BNK Financial Group Inc.	$492,400
53,089	Dongkuk Steel Mill Co., Ltd.(c)(e)	464,728
53,557	Hanwha Corp.	1,234,530
16,337	HD Hyundai Heavy Industries Co., Ltd.	1,433,000
39,107	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,842,466
55,091	Hyundai Marine & Fire Insurance Co., Ltd.	1,365,395
93,442	JB Financial Group Co., Ltd.	599,663
26,703	Korea Aerospace Industries Ltd.	1,038,985
30,430	LEENO Industrial Inc.(b)	2,977,395
1,003	LG Chem Ltd.	524,849
12,367	LOTTE Fine Chemical Co., Ltd.	549,485
16,822	LS Corp.	1,042,548
68,937	LX INTERNATIONAL Corp.	1,572,922
17,492	NAVER Corp.	2,634,364
134,656	NICE Information Service Co., Ltd.	1,075,815
22,727	Poongsan Corp.	672,679
115,650	Posco International Corp.	2,626,846
477,385	Samsung Electronics Co., Ltd.	25,668,132
1,037	Samsung SDI Co., Ltd.	562,323
180,554	SK Hynix Inc.	14,742,992
12,131	Tokai Carbon Korea Co., Ltd.(b)	967,172
21,411	Youngone Corp.	727,312
113,254	Yuhan Corp.	5,085,745
	Total South Korea	70,901,746
Spain - 0.9%
72,955	Acerinox SA	748,357
152,435	Amadeus IT Group SA*	10,926,475
520,923	Banco de Sabadell SA	521,687
1,518,527	CaixaBank SA	5,615,523
32,319	Compania de Distribucion Integral Logista Holdings SA	805,721
156,820	Fluidra SA	2,778,195
	Total Spain	21,395,958
Sweden - 3.3%
123,860	Assa Abloy AB, Class B Shares	2,751,655
53,930	Betsson AB*	12,172
53,930	Betsson AB, Class B Shares*	547,949
345,099	Cloetta AB, Class B Shares	606,715
890,196	Electrolux AB, Class B Shares	11,745,523
1,760,958	Elekta AB, Class B Shares	12,943,073
181,329	Epiroc AB, Class A Shares	3,180,397
148,011	Essity AB, Class B Shares	3,934,473
541,355	Fortnox AB	3,485,595
424,260	Getinge AB, Class B Shares	9,760,835
166,403	Hemnet Group AB	2,834,401
53,709	Olink Holding AB, ADR*(b)	1,046,251
739,265	SKF AB, Class B Shares	11,752,674
518,879	SSAB AB, Class B Shares	3,212,053
530,380	Storskogen Group AB, Class B Shares	585,196
167,254	Svenska Cellulosa AB SCA, Class B Shares	2,231,825
108,286	Swedbank AB, Class A Shares	1,669,324
3,412,274	VEF AB*(b)	694,831
59,701	Vitec Software Group AB, Class B Shares	2,987,665
	Total Sweden	75,982,607

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Switzerland - 5.2%
90,572	Alcon Inc.	$7,048,576
1,698	Barry Callebaut AG, Class Registered Shares	3,436,533
141	Chocoladefabriken Lindt & Spruengli AG	1,688,095
17,054	Cie Financiere Richemont SA, Class Registered Shares	2,717,564
5,808	Geberit AG, Class Registered Shares	3,085,843
1,206	Givaudan SA, Class Registered Shares	3,978,116
972,105	Glencore PLC	5,010,429
444,178	Julius Baer Group Ltd.	27,250,841
5,227	Lonza Group AG, Class Registered Shares	3,278,242
199,742	Nestle SA, Class Registered Shares	23,704,562
6,132	Partners Group Holding AG	5,550,199
41,229	Roche Holding AG	13,063,933
25,610	Schindler Holding AG	5,313,581
57,250	SGS SA, Class Registered Shares	5,089,908
11,958	Sika AG, Class Registered Shares	3,264,129
331,279	UBS Group AG, Class Registered Shares	6,324,321
	Total Switzerland	119,804,872
Taiwan - 3.1%
198,404	Chief Telecom Inc.	2,321,453
244,134	Delta Electronics Inc.	2,514,197
80,000	Fitipower Integrated Technology Inc.	412,457
469,000	Gigabyte Technology Co., Ltd.	2,841,305
445,000	Kindom Development Co., Ltd.	428,014
823,000	King Yuan Electronics Co., Ltd.	1,444,753
247,000	Materials Analysis Technology Inc.*	1,848,374
791,000	Radiant Opto-Electronics Corp.	3,036,530
291,000	Simplo Technology Co., Ltd.	2,934,330
419,000	Supreme Electronics Co., Ltd.	630,620
326,000	T3EX Global Holdings Corp.	744,294
88,000	TaiDoc Technology Corp.	525,408
858,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,502,350
306,994	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,266,538
41,981	Voltronic Power Technology Corp.	2,646,274
1,777,000	Wistron Corp.	3,850,070
140,000	Wistron NeWeb Corp.	397,981
	Total Taiwan	72,344,948
Thailand - 0.3%
3,237,300	AP Thailand PCL(c)	1,082,366
1,118,900	Betagro PCL(c)	886,864
66,100	Bumrungrad Hospital PCL(c)	424,854
1,062,300	CP ALL PCL, Class F Shares(c)	1,951,913
1,934,300	Regional Container Lines PCL(c)	1,338,037
19,097,000	Sansiri PCL(c)	957,740
1,501,900	Supalai PCL(c)	874,431
	Total Thailand	7,516,205
Turkey - 0.2%
166,527	Anadolu Efes Biracilik Ve Malt Sanayii AS	467,577
1,359,793	Sok Marketler Ticaret AS*	1,778,041
85,923	Turk Hava Yollari AO*	593,090
39,656	Turk Traktor ve Ziraat Makineleri AS	1,265,212
	Total Turkey	4,103,920

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United Arab Emirates - 0.0%
546,344	ADNOC Logistics & Services*(c)	$298,988
78,344	Network International Holdings PLC*(a)	357,858
	Total United Arab Emirates	656,846
United Kingdom - 9.4%
209,801	AJ Bell PLC	834,345
57,962	Ashtead Group PLC	3,559,506
588,445	Associated British Foods PLC	13,424,860
54,668	AstraZeneca PLC, ADR	3,995,137
413,774	B&M European Value Retail SA	2,629,257
865,263	BAE Systems PLC	10,022,888
128,619	Balfour Beatty PLC	588,606
862,832	Baltic Classifieds Group PLC	1,728,404
423,902	Bridgepoint Group PLC(a)	1,133,551
600,608	Bytes Technology Group PLC	3,819,583
13,114,777	Centrica PLC	19,252,330
25,605	Croda International PLC	1,943,411
204,844	Diageo PLC	8,515,174
463,362	DiscoverIE Group PLC	4,562,304
73,403	Drax Group PLC	502,978
2,914,109	DS Smith PLC	11,064,748
58,281	Dunelm Group PLC	793,725
64,606	Ergomed PLC*	817,693
151,058	Future PLC	1,356,608
1,265,223	Haleon PLC	5,010,406
3,436,365	HSBC Holdings PLC	25,234,459
354,385	IMI PLC	7,064,433
88,567	Inchcape PLC	844,549
80,558	Intertek Group PLC	4,175,343
296,841	Investec PLC	1,519,289
35,227	JET2 PLC	526,859
1,278,640	Johnson Service Group PLC	1,727,258
70,216	Keller Group PLC	595,423
924,296	Kin & Carta PLC*(c)	712,665
5,905,435	Legal & General Group PLC	16,805,559
60,490	London Stock Exchange Group PLC	6,453,339
367,233	Mortgage Advice Bureau Holdings Ltd.	3,235,880
1,831,796	NatWest Group PLC	5,944,446
69,670	Ocado Group PLC*	321,121
183,731	OSB Group PLC	1,135,046
309,651	Patisserie Holdings PLC*(c)(e)	3,851
718,300	Persimmon PLC	10,761,825
50,762	Reckitt Benckiser Group PLC	3,946,581
254,420	Redde Northgate PLC	1,188,096
234,988	Rightmove PLC	1,533,927
1,173,847	Smith & Nephew PLC	17,633,866
23,776	Spirax-Sarco Engineering PLC	3,237,708
37,249	TORM PLC, Class A Shares	942,356
129,689	Unilever PLC	6,490,531
276,099	YouGov PLC	3,422,423
12,330	YuLife Holdings Ltd., Class C Shares*(c)(e)@	273,469
	Total United Kingdom	221,285,816
United States - 1.8%
32,012	Agilent Technologies Inc.	3,702,828
42,058	Analog Devices Inc.	7,473,286

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United States - 1.8% - (continued)
11,151	ANSYS Inc.*	$3,608,352
55,014	Bruker Corp.	3,801,467
25,249	Cadence Design Systems Inc.*	5,830,247
572	Canva Inc., Private Placement*(c)(e)@	285,359
123,673	Codere Online Luxembourg SA Forward Shares*	395,753
24,735	Codere Online Luxembourg SA Founders Shares*	79,152
1,830	Codere Online Luxembourg SA Private Shares*	5,856
97,041	Coupang Inc., Class A Shares*	1,513,840
15,851	Estee Lauder Cos., Inc., Class A Shares	2,917,060
18,747	Linde PLC	6,630,064
8,006	Mastercard Inc., Class A Shares	2,922,350
1,602	MSCI Inc., Class A Shares	753,789
5,622	S&P Global Inc.	2,065,691
7,757	Starbucks Corp.	757,394
	Total United States	42,742,488
Uruguay - 0.4%
8,307	MercadoLibre Inc.*	10,292,373
	TOTAL COMMON STOCKS (Cost - $1,857,975,777)	2,056,883,165
EXCHANGE TRADED FUNDS (ETFs) - 7.5%
United States - 7.5%
1,441,644	iShares Core MSCI Emerging Markets	68,593,422
2,134,640	iShares MSCI EAFE Value	101,608,864
36,417	Vanguard FTSE All World ex-US Small-Capital	3,899,532
	Total United States	174,101,818
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $175,959,556)	174,101,818
PREFERRED STOCKS - 0.0%
United States - 0.0%
31	Canva Inc., Series A, Private Placement*(c)(e)@	15,465
1	Canva Inc., Series A-3, Private Placement*(c)(e)@	499
	Total United States	15,964
	TOTAL PREFERRED STOCKS (Cost - $54,552)	15,964
WARRANT - 0.0%
United States - 0.0%
915	Codere Online Luxembourg SA*
	(Cost - $0)	96
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,033,989,885)	2,231,001,043

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.7%
TIME DEPOSITS - 3.0%
259	AUD	ANZ National Bank - Hong Kong, 2.620% due 6/1/23	$168
$18,986,264		ANZ National Bank - London, 4.430% due 6/1/23	18,986,264
15,182,544		Barclays Bank PLC - London, 4.430% due 6/1/23	15,182,544
1,247,827	ZAR	BNP Paribas SA - Paris, 6.350% due 6/1/23	63,264
		Brown Brothers Harriman - Grand Cayman:
306,066	CHF	0.350% due 6/1/23	336,059
16,552	DKK	1.770% due 6/1/23	2,375
20	NOK	2.090% due 6/1/23	2
519,419	SEK	2.220% due 6/1/23	47,852
42,805	CAD	3.330% due 6/1/23	31,529
1	ZAR	6.350% due 6/1/23	–
853,622	EUR	Citibank - London, 2.110% due 6/1/23	912,180
16,506,647		Citibank - New York, 4.430% due 6/1/23	16,506,647
941,094	HKD	Hong Kong & Shanghai Bank - Hong Kong, 2.210% due 6/1/23	120,182
768	SGD	Hong Kong & Shanghai Bank - Singapore, 2.310% due 6/1/23	568
14,902,309		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	14,902,309
2,626,384		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	2,626,384
		Skandinaviska Enskilda Banken AB - Stockholm:
22	CHF	0.350% due 6/1/23	24
76,455	GBP	3.390% due 6/1/23	95,087
4,792,022	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.370)% due 6/1/23	34,395
		TOTAL TIME DEPOSITS (Cost - $69,847,833)	69,847,833
U.S. GOVERNMENT AGENCY - 0.7%
16,839,000		Federal Home Loan Bank Discount Notes, 4.501% due 6/1/23(f) (Cost - $16,839,000)	16,839,000
		TOTAL SHORT-TERM INVESTMENTS (Cost - $86,686,833)	86,686,833

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
15,072,982	Federated Government Obligations Fund, Premier Class, 4.896%(g) (Cost - $15,072,982)	15,072,982
	TOTAL INVESTMENTS - 100.3% (Cost - $2,135,749,700)	2,332,760,858
	Liabilities in Excess of Other Assets - (0.3)%	(7,021,812)
	TOTAL NET ASSETS - 100.0%	$2,325,739,046

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $18,946,158 and represents 0.81% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $43,937,690 and represents 1.89% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	285,359	0.02%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	15,465	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	499	0.00	%*
Fix Price Group Ltd., GDR	3/8/2021	84,213	2,815	0.00	%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00	%*
Ozon Holdings PLC, ADR	11/24/2020	1,600,889	20,502	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	695	0.00	%*
TCS Group Holding PLC, GDR	1/24/2022	381,460	2	0.00	%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	202,075	273,469	0.01%
			598,918	0.03%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Consumer Non-cyclical	19.1%
Financial	17.2
Industrial	16.0
Consumer Cyclical	10.1
Technology	9.8
Basic Materials	5.7
Communications	4.2
Energy	3.9
Utilities	2.2
Exchange Traded Funds (ETFs)	7.5
Short-Term Investments	3.7
Money Market Fund	0.6
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2023 (unaudited)

Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 25.2%
Basic Materials - 0.7%
$770,000	Anglo American Capital PLC, Company Guaranteed Notes, 3.875% due 3/16/29(a)	$704,377
4,600,000	ArcelorMittal SA, Senior Unsecured Notes, 6.800% due 11/29/32	4,744,204
155,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	156,452
90,000	ASP Unifrax Holdings Inc., Senior Secured Notes, 5.250% due 9/30/28(a)	67,798
385,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.900% due 2/28/33	386,517
200,000	Braskem Idesa SAPI, Senior Secured Notes, 6.990% due 2/20/32	137,034
400,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	402,032
200,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	147,297
735,000	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	740,023
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	65,084
1,280,000	DuPont de Nemours Inc., Senior Unsecured Notes, 4.725% due 11/15/28	1,272,052
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	94,048
250,000	4.625% due 8/1/30	234,081
605,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	588,791
	Glencore Funding LLC, Company Guaranteed Notes:
360,000	1.625% due 4/27/26(a)	325,726
380,000	5.700% due 5/8/33(a)	376,287
85,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	74,247
30,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(a)	26,331
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	197,100
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(a)	160,383
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,471,483
680,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	572,491
50,000	SK Invictus Intermediate II SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	39,696
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	35,572
400,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	342,435
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	279,016
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	136,989
	Total Basic Materials	13,777,546
Communications - 2.4%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	154,545
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	145,140
650,000	Amazon.com Inc., Senior Unsecured Notes, 4.100% due 4/13/62	550,143
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	42,335
	AT&T Inc., Senior Unsecured Notes:
185,000	2.750% due 6/1/31	156,476
4,451,000	2.250% due 2/1/32	3,564,056
3,525,000	2.550% due 12/1/33	2,770,035
370,000	5.400% due 2/15/34	370,660
300,000	3.500% due 6/1/41	228,940
585,000	3.650% due 6/1/51	424,314
255,000	3.800% due 12/1/57	181,433
200,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	172,040

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.4% - (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$265,000	4.750% due 3/1/30(a)	$223,493
125,000	4.500% due 8/15/30(a)	102,894
95,000	4.750% due 2/1/32(a)	76,120
60,000	4.250% due 1/15/34(a)	44,389
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	336,663
1,055,000	2.300% due 2/1/32	794,411
3,965,000	6.384% due 10/23/35	3,836,612
156,000	3.500% due 3/1/42	101,874
2,380,000	4.800% due 3/1/50	1,742,411
175,000	3.700% due 4/1/51	107,297
165,000	3.900% due 6/1/52	103,791
185,000	4.400% due 12/1/61	120,168
50,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	35,612
	Comcast Corp., Company Guaranteed Notes:
790,000	4.800% due 5/15/33	787,854
1,250,000	3.750% due 4/1/40	1,044,319
904,000	2.937% due 11/1/56	579,181
90,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	70,888
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	57,170
80,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	56,600
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	350,472
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,588,489
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(a)	157,462
200,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	157,643
	Digicel Group Holdings Ltd.:
56,915	Senior Unsecured Notes, 8.000% due 4/1/25(a)	24,758
85,477	Subordinated Notes, 7.000% (a)(c)(d)	9,402
90,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	79,274
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	49,242
245,000	3.625% due 5/15/30	212,659
236,000	5.200% due 9/20/47	186,749
309,000	5.300% due 5/15/49	245,432
880,000	4.650% due 5/15/50	644,035
	DISH DBS Corp.:
60,000	Company Guaranteed Notes, 5.125% due 6/1/29	27,212
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	68,906
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	32,337
	Expedia Group Inc., Company Guaranteed Notes:
455,000	5.000% due 2/15/26	452,440
850,000	3.800% due 2/15/28	797,571
	Frontier Communications Holdings LLC:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	40,104
90,000	5.000% due 5/1/28(a)	75,379
9,900	Secured Notes, 5.875% due 11/1/29	6,932
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	113,978

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.4% - (continued)
$25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	$14,104
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, 5.500% due 8/1/23(e)(f)	–
90,000	Senior Secured Notes, 6.500% due 3/15/30(a)	82,791
2,990,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,450,522
	Level 3 Financing Inc.:
40,000	Company Guaranteed Notes, 3.750% due 7/15/29(a)	21,663
85,000	Senior Secured Notes, 10.500% due 5/15/30(a)	80,770
45,000	Lumen Technologies Inc., Senior Secured Notes, 4.000% due 2/15/27(a)	29,443
110,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	93,775
	Meta Platforms Inc., Senior Unsecured Notes:
1,150,000	4.950% due 5/15/33	1,147,181
605,000	5.600% due 5/15/53	604,613
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	158,892
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%) (b)(c)	193,250
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(a)	40,942
680,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	574,236
	Paramount Global, Senior Unsecured Notes:
140,000	4.200% due 6/1/29	125,448
343,000	4.950% due 1/15/31	307,610
845,000	4.200% due 5/19/32	708,511
360,000	4.375% due 3/15/43	249,680
150,000	5.850% due 9/1/43	124,629
	Radiate Holdco LLC/Radiate Finance Inc.:
35,000	Senior Secured Notes, 4.500% due 9/15/26(a)	26,950
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	20,100
315,000	Rogers Communications Inc., Company Guaranteed Notes, 4.550% due 3/15/52(a)	250,149
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	38,500
35,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	26,951
2,895,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	2,873,709
150,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	120,375
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	23,925
	T-Mobile USA Inc., Company Guaranteed Notes:
960,000	2.250% due 2/15/26	889,840
710,000	3.875% due 4/15/30	658,737
2,001,000	2.875% due 2/15/31	1,709,739
425,000	5.050% due 7/15/33	419,067
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	88,084
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(a)	62,962
150,000	7.375% due 6/30/30(a)	139,460
	Verizon Communications Inc., Senior Unsecured Notes:
9,716,000	1.750% due 1/20/31	7,671,952
120,000	2.550% due 3/21/31	100,491
1,425,000	2.355% due 3/15/32	1,149,216
185,000	2.850% due 9/3/41	129,979
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	56,350
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	159,073
	Total Communications	48,926,009
Consumer Cyclical - 2.0%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	135,132
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,505,258

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 2.0% - (continued)
$40,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	$28,050
195,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	186,848
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	48,773
85,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	70,195
1,702,000	AutoZone Inc., Senior Unsecured Notes, 1.650% due 1/15/31	1,342,392
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(a)	109,844
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	30,187
	Caesars Entertainment Inc.:
5,000	Senior Secured Notes, 7.000% due 2/15/30(a)	5,023
110,000	Senior Unsecured Notes, 4.625% due 10/15/29(a)	94,832
	Carnival Corp.:
190,000	Company Guaranteed Notes, 5.750% due 3/1/27(a)	162,647
135,000	Secured Notes, 9.875% due 8/1/27(a)	139,336
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	48,667
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	257,402
90,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(a)	90,000
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	42,147
20,000	4.250% due 9/1/30	16,025
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	54,931
175,000	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	116,639
	Dollar General Corp., Senior Unsecured Notes:
300,000	4.250% due 9/20/24	295,917
650,000	3.500% due 4/3/30	589,397
545,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	532,681
70,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	52,546
200,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(a)	192,846
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	146,299
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	63,672
115,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	93,575
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	227,962
400,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.950% due 5/28/27	374,399
60,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	56,250
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	62,081
	General Motors Financial Co., Inc., Senior Unsecured Notes:
335,000	2.400% due 10/15/28	284,547
125,000	3.100% due 1/12/32	100,757
125,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	108,735
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	131,348
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	145,132
40,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	28,400
	Lowe’s Cos., Inc., Senior Unsecured Notes:
680,000	4.400% due 9/8/25	672,881
3,090,000	4.250% due 4/1/52	2,472,015
1,450,000	5.625% due 4/15/53	1,415,740
100,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	92,756
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	121,606
690,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	580,225

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 2.0% - (continued)
$140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	$120,317
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(a)	61,600
70,000	Senior Unsecured Notes, 7.875% due 5/1/29(a)	43,011
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	96,974
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	110,761
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(a)	77,107
85,000	Senior Secured Notes, 8.375% due 2/1/28(a)	87,913
605,000	O’Reilly Automotive Inc., Senior Unsecured Notes, 4.700% due 6/15/32	589,397
65,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	52,419
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	231,301
70,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(a)	49,700
	Royal Caribbean Cruises Ltd.:
20,000	Company Guaranteed Notes, 7.250% due 1/15/30(a)	20,178
135,000	Senior Unsecured Notes, 5.500% due 8/31/26(a)	126,921
145,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	127,467
65,000	Scientific Games International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(a)	64,594
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	132,150
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	99,286
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,220,758
	SRS Distribution Inc.:
75,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	62,106
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	61,767
	Staples Inc.:
100,000	Senior Secured Notes, 7.500% due 4/15/26(a)	82,197
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	21,461
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(a)	58,201
3,590,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	3,093,611
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	102,253
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	113,806
50,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	29,812
558,593	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	546,992
1,586,806	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,479,547
165,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	149,464
115,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	88,242
	Viking Cruises Ltd.:
230,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	202,687
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	52,545
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,521,992
430,000	Walmart Inc., Senior Unsecured Notes, 4.000% due 4/15/30	422,148
	Warnermedia Holdings Inc., Company Guaranteed Notes:
635,000	3.755% due 3/15/27	595,078
615,000	4.279% due 3/15/32	537,289
3,930,000	5.141% due 3/15/52	3,067,125
40,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	17,671

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 2.0% - (continued)
$140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	$128,450
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	122,075
	Total Consumer Cyclical	40,194,468
Consumer Non-cyclical - 2.8%
	AbbVie Inc., Senior Unsecured Notes:
605,000	3.850% due 6/15/24	596,288
5,120,000	4.550% due 3/15/35	4,880,418
590,000	4.250% due 11/21/49	499,735
274,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	217,662
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	172,250
200,000	4.375% due 7/3/29	161,099
170,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	132,231
150,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	129,139
35,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	1,400
	Alcon Finance Corp., Company Guaranteed Notes:
995,000	2.750% due 9/23/26(a)	924,258
200,000	5.375% due 12/6/32(a)	203,246
200,000	5.750% due 12/6/52(a)	206,018
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	122,105
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	149,150
	Amgen Inc., Senior Unsecured Notes:
375,000	5.150% due 3/2/28	378,102
270,000	5.250% due 3/2/30	272,096
2,765,000	5.250% due 3/2/33	2,774,767
1,110,000	5.650% due 3/2/53	1,110,416
565,000	5.750% due 3/2/63	561,548
3,487,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.700% due 2/1/36	3,415,763
565,000	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 5.550% due 1/23/49	590,847
	APi Group DE Inc., Company Guaranteed Notes:
90,000	4.125% due 7/15/29(a)	78,160
115,000	4.750% due 10/15/29(a)	103,323
	BAT Capital Corp., Company Guaranteed Notes:
150,000	3.462% due 9/6/29	130,592
800,000	2.726% due 3/25/31	638,112
230,000	4.742% due 3/16/32	210,353
	Bausch Health Cos., Inc., Senior Secured Notes:
45,000	6.125% due 2/1/27(a)	29,250
90,000	4.875% due 6/1/28(a)	54,279
600,000	Becton Dickinson & Co., Senior Unsecured Notes, 4.693% due 2/13/28	598,798
370,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	309,914
	Cargill Inc., Senior Unsecured Notes:
710,000	2.125% due 11/10/31(a)	578,073
280,000	4.000% due 6/22/32(a)	261,556
320,000	4.750% due 4/24/33(a)	317,179
65,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	52,403
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(a)	56,443
85,000	4.750% due 2/15/31(a)	61,075
390,000	Cigna Group, Senior Unsecured Notes, 5.400% due 3/15/33	397,746

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
$325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	$314,142
845,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	832,131
	Constellation Brands Inc.:
225,000	Company Guaranteed Notes, 3.150% due 8/1/29	203,048
510,000	Senior Unsecured Notes, 2.875% due 5/1/30	445,023
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	54,148
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	91,233
	CSL Finance PLC, Company Guaranteed Notes:
210,000	4.050% due 4/27/29(a)	201,311
375,000	4.250% due 4/27/32(a)	357,684
	CVS Health Corp., Senior Unsecured Notes:
840,000	5.125% due 2/21/30	837,328
170,000	5.250% due 2/21/33	170,426
280,000	5.300% due 6/1/33	280,578
947,000	4.780% due 3/25/38	875,872
270,000	5.050% due 3/25/48	243,887
295,000	5.875% due 6/1/53	296,286
	CVS Pass-Through Trust, Pass-Thru Certificates:
939,203	6.036% due 12/10/28	947,721
1,039,395	6.943% due 1/10/30	1,076,613
205,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	173,566
715,000	Elevance Health Inc., Senior Unsecured Notes, 4.100% due 5/15/32	672,381
30,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	16,488
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	59,873
20,000	4.750% due 2/1/30	18,218
165,000	4.625% due 4/1/31	144,088
50,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)(e)(f)	36,456
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
450,000	4.375% due 5/15/28	447,534
250,000	4.650% due 5/15/33	247,544
200,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	151,880
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	200,921
95,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	75,625
510,000	GE HealthCare Technologies Inc., Company Guaranteed Notes, 5.857% due 3/15/30(a)	525,413
150,000	General Mills Inc., Senior Unsecured Notes, 4.950% due 3/29/33	149,875
555,000	Gilead Sciences Inc., Senior Unsecured Notes, 1.650% due 10/1/30	453,129
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	203,028
	Haleon US Capital LLC, Company Guaranteed Notes:
500,000	3.375% due 3/24/29	459,829
250,000	3.625% due 3/24/32	224,446
	HCA Inc., Company Guaranteed Notes:
340,000	4.125% due 6/15/29	315,681
315,000	5.125% due 6/15/39	288,267
40,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	32,113
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	31,600
	Humana Inc., Senior Unsecured Notes:
235,000	3.700% due 3/23/29	217,901
200,000	5.875% due 3/1/33	210,057

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
	Kaiser Foundation Hospitals, Unsecured Notes:
$90,000	2.810% due 6/1/41	$65,494
330,000	3.002% due 6/1/51	228,917
370,000	Kenvue Inc., Company Guaranteed Notes, 5.100% due 3/22/43(a)	372,401
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,716,459
90,000	Kronos Acquisition Holdings Inc./KIK Custom Products Inc., Senior Secured Notes, 5.000% due 12/31/26(a)	82,125
75,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	56,504
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	66,938
40,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	19,915
200,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	145,510
165,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(a)	141,178
210,000	Merck & Co., Inc., Senior Unsecured Notes, 4.500% due 5/17/33	209,542
110,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	92,698
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	155,042
145,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	110,288
1,380,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	1,089,909
200,000	Movida Europe SA, Company Guaranteed Notes, 5.250% due 2/8/31	155,851
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	169,710
140,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(a)	126,205
25,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	12,938
195,000	PepsiCo Inc., Senior Unsecured Notes, 3.600% due 2/18/28	189,997
80,000	Performance Food Group Inc., Company Guaranteed Notes, 4.250% due 8/1/29(a)	70,631
3,400,000	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.300% due 5/19/53	3,500,211
	Philip Morris International Inc., Senior Unsecured Notes:
675,000	5.125% due 11/17/27	681,949
820,000	4.875% due 2/15/28	817,098
295,000	5.625% due 11/17/29	302,237
680,000	5.125% due 2/15/30	672,981
230,000	5.375% due 2/15/33	228,471
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(a)	41,838
26,000	4.625% due 4/15/30(a)	22,768
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	55,109
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	60,211
740,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	587,839
75,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	20,625
55,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	41,216
	Royalty Pharma PLC, Company Guaranteed Notes:
440,000	1.750% due 9/2/27	379,518
1,195,000	2.200% due 9/2/30	963,990
430,000	2.150% due 9/2/31	338,234
905,000	3.300% due 9/2/40	636,257
60,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	40,062
180,000	Rutas 2 and 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	119,637
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	208,457
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	106,961
625,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	588,712
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	116,025

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
$55,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	$38,415
290,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	273,340
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	85,302
100,000	Secured Notes, 6.250% due 2/1/27	98,506
125,000	Senior Secured Notes, 6.125% due 6/15/30(a)	120,810
660,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	504,105
65,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	54,221
80,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	74,616
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,245,000	4.250% due 1/15/29	1,226,424
580,000	4.000% due 5/15/29	560,821
185,000	5.300% due 2/15/30	191,627
290,000	4.200% due 5/15/32	279,554
405,000	5.350% due 2/15/33	422,111
310,000	3.500% due 8/15/39	258,243
185,000	5.875% due 2/15/53	202,280
85,000	4.950% due 5/15/62	80,292
145,000	6.050% due 2/15/63	160,104
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	39,619
185,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	170,295
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	107,054
	Total Consumer Non-cyclical	56,715,535
Diversified - 0.0%
200,000	Inversiones La Construccion SA, Senior Unsecured Notes, 4.750% due 2/7/32	163,000
Energy - 2.7%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	62,899
	AI Candelaria Spain SA, Senior Secured Notes:
235,417	7.500% due 12/15/28	213,584
250,000	5.750% due 6/15/33(a)	175,875
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	100,607
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	64,353
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	468,719
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	55,604
	BP Capital Markets America Inc., Company Guaranteed Notes:
375,000	3.633% due 4/6/30	351,993
340,000	2.721% due 1/12/32	289,860
3,080,000	4.812% due 2/13/33	3,045,479
2,135,000	4.893% due 9/11/33	2,121,045
350,000	2.939% due 6/4/51	233,811
215,000	3.379% due 2/8/61	149,685
115,000	Callon Petroleum Co., Company Guaranteed Notes, 7.500% due 6/15/30(a)	106,632
620,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	581,837
135,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	127,122
90,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	88,650
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	103,513
	CNX Resources Corp., Company Guaranteed Notes:
90,000	6.000% due 1/15/29(a)	83,111
40,000	7.375% due 1/15/31(a)	38,501

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
$280,000	ConocoPhillips Co., Company Guaranteed Notes, 3.800% due 3/15/52	$222,998
330,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	295,086
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250% (c)	298,875
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(a)	222,806
565,000	Diamondback Energy Inc., Company Guaranteed Notes, 6.250% due 3/15/33	586,547
	Ecopetrol SA, Senior Unsecured Notes:
100,000	5.875% due 5/28/45	65,828
550,000	5.875% due 11/2/51	352,729
400,000	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36	339,829
985,000	Enbridge Inc., Company Guaranteed Notes, 5.700% due 3/8/33	1,001,658
	Energy Transfer LP:
	Company Guaranteed Notes:
335,000	5.000% due 5/15/44	277,171
110,000	5.350% due 5/15/45	94,012
	Senior Unsecured Notes:
360,000	4.750% due 1/15/26	354,697
270,000	5.550% due 2/15/28	270,680
480,000	4.950% due 6/15/28	468,945
3,354,000	4.900% due 3/15/35	3,068,216
1,683,000	5.950% due 10/1/43	1,546,397
125,000	6.250% due 4/15/49	118,961
	Enterprise Products Operating LLC, Company Guaranteed Notes:
640,000	3.750% due 2/15/25	627,810
6,000,000	4.150% due 10/16/28	5,793,678
200,000	2.800% due 1/31/30	175,972
375,000	5.350% due 1/31/33	382,235
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	48,843
85,000	4.750% due 1/15/31(a)	72,945
440,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	354,553
	Exxon Mobil Corp., Senior Unsecured Notes:
370,000	2.992% due 3/19/25	358,810
485,000	4.227% due 3/19/40	443,954
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
354,840	2.160% due 3/31/34(a)	302,005
341,946	2.940% due 9/30/40(a)	275,510
237,463	2.940% due 9/30/40	191,327
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	144,690
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	167,024
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
365,000	6.129% due 2/23/38(a)	376,809
200,000	6.510% due 2/23/42(a)	209,493
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(a)	56,065
175,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.375% due 5/15/25(e)(f)	110
255,000	Halliburton Co., Senior Unsecured Notes, 2.920% due 3/1/30	225,601
475,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	521,215
	Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	5.125% due 6/15/28(a)	135,756
165,000	4.250% due 2/15/30(a)	142,979
80,000	5.500% due 10/15/30(a)	72,495

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
$190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	$177,489
349,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	330,459
610,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	589,010
241,563	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	177,124
35,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	32,252
	MPLX LP, Senior Unsecured Notes:
230,000	1.750% due 3/1/26	209,688
210,000	4.000% due 3/15/28	199,445
165,000	2.650% due 8/15/30	138,130
200,000	4.950% due 9/1/32	191,708
255,000	4.950% due 3/14/52	209,916
90,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	81,994
85,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	81,216
40,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	36,123
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	257,151
	Occidental Petroleum Corp., Senior Unsecured Notes:
110,000	6.625% due 9/1/30	114,675
45,000	6.450% due 9/15/36	45,787
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	171,099
	ONEOK Inc., Company Guaranteed Notes:
150,000	4.350% due 3/15/29	140,166
105,000	3.100% due 3/15/30	90,723
100,000	6.350% due 1/15/31	102,980
305,000	6.100% due 11/15/32	308,939
165,000	5.200% due 7/15/48	137,542
	Ovintiv Inc., Company Guaranteed Notes:
100,000	5.650% due 5/15/28	99,506
140,000	7.375% due 11/1/31	149,404
415,000	6.250% due 7/15/33	411,458
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	82,137
70,000	4.625% due 5/1/30(a)	60,515
35,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	32,550
500,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.750% due 6/3/50	446,818
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	143,168
200,000	5.625% due 6/19/47	121,435
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	90,531
	Phillips 66 Co., Company Guaranteed Notes:
515,000	4.950% due 12/1/27	513,927
95,000	5.300% due 6/30/33	94,542
200,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 5.100% due 3/29/26	200,015
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
140,000	3.550% due 12/15/29@	123,857
295,000	3.800% due 9/15/30@	262,148
450,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.000% due 3/15/27	444,693

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
	SCC Power PLC, Secured Notes:
$419,605	8.000% due 12/31/28(a)(d)	$144,344
227,286	4.000% due 5/17/32(a)(d)	21,024
330,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 4.300% due 5/1/29(a)	316,421
	Schlumberger Investment SA, Company Guaranteed Notes:
5,110,000	2.650% due 6/26/30	4,503,342
490,000	4.850% due 5/15/33	485,255
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	330,001
365,000	3.000% due 11/26/51	252,459
95,000	Southwestern Energy Co., Company Guaranteed Notes, 4.750% due 2/1/32	82,192
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	86,446
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
55,000	6.000% due 4/15/27	54,093
55,000	4.500% due 5/15/29	48,960
	Targa Resources Corp., Company Guaranteed Notes:
160,000	4.200% due 2/1/33	141,216
230,000	6.125% due 3/15/33	233,153
95,000	6.250% due 7/1/52	89,690
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	754,406
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	5,392,277
405,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	290,694
835,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 10/12/31@	673,439
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	138,111
166,563	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	162,607
317,646	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	238,234
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	112,070
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(a)	95,475
65,000	8.375% due 6/1/31(a)	65,340
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	120,216
	Weatherford International Ltd.:
85,000	Company Guaranteed Notes, 8.625% due 4/30/30(a)	85,415
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	54,488
	Western Midstream Operating LP, Senior Unsecured Notes:
155,000	4.300% due 2/1/30	137,807
2,525,000	6.150% due 4/1/33	2,517,779
	Williams Cos., Inc., Senior Unsecured Notes:
255,000	3.750% due 6/15/27	242,894
475,000	2.600% due 3/15/31	392,873
425,000	4.650% due 8/15/32	402,070
390,000	5.650% due 3/15/33	394,298
	Total Energy	55,287,603
Financial - 10.0%
95,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 4.250% due 2/15/29(a)	79,921
4,195,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 1.650% due 10/29/24	3,938,401
495,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	471,292
570,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	418,272
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	93,201

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.0% - (continued)
	American Express Co., Senior Unsecured Notes:
$575,000	3.950% due 8/1/25	$561,048
215,000	5.043% (SOFRRATE + 1.835%) due 5/1/34(b)	212,250
	American Tower Corp., Senior Unsecured Notes:
475,000	3.650% due 3/15/27	448,894
1,680,000	3.950% due 3/15/29	1,565,920
2,618,000	2.100% due 6/15/30	2,129,106
1,140,000	American Tower Trust #1, Asset Backed, 5.490% due 3/15/28(a)	1,159,279
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	89,254
	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
145,000	5.350% due 2/28/33	147,166
185,000	3.900% due 2/28/52	142,704
110,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(a)	95,173
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	607,579
790,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	518,569
	Avolon Holdings Funding Ltd.:
215,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	188,617
480,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	422,234
300,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	271,875
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(b)(c)	140,250
	Banco de Credito del Peru SA, Subordinated Notes:
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	183,248
100,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	87,677
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(b)	179,000
150,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	140,325
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	273,760
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (b)(c)	357,000
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	169,552
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(b)	198,560
200,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	166,500
200,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	169,493
200,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	177,774
	Bank of America Corp.:
	Senior Unsecured Notes:
90,000	3.841% (SOFRRATE + 1.110%) due 4/25/25(b)	88,463
155,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	153,305
710,000	5.202% (SOFRRATE + 1.630%) due 4/25/29(b)	707,511
1,000,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(b)	927,679
855,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(b)	718,084
7,070,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(b)	5,583,399
4,030,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(b)	3,330,345
240,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(b)	194,887
1,185,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(b)	988,331
1,165,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(b)	884,466

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.0% - (continued)
$720,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(b)	$572,575
540,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 4.947% (SOFRRATE + 1.026%) due 4/26/27(b)	538,223
1,100,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.450% due 4/11/25	1,061,718
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.375% due 1/12/26	4,829,028
500,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(b)	527,282
620,000	6.224% (SOFRRATE + 2.980%) due 5/9/34(b)	625,949
200,000	BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(b)	190,331
6,135,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 3.850% due 3/15/52	5,004,806
935,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	702,211
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(b)	867,797
295,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(b)	263,161
325,000	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(b)	323,886
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,485,690
2,975,000	3.250% due 1/30/31	2,380,853
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087%) due 10/19/27(a)(b)	457,086
	Brighthouse Financial Global Funding, Senior Secured Notes:
195,000	1.000% due 4/12/24(a)	186,722
650,000	1.750% due 1/13/25(a)	608,451
490,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	394,510
	Capital One Financial Corp., Senior Unsecured Notes:
675,000	4.985% (SOFRRATE + 2.160%) due 7/24/26(b)	660,359
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(b)	97,123
1,195,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(b)	1,132,015
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	1,959,529
	Citigroup Inc.:
	Senior Unsecured Notes:
1,255,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(b)	1,179,686
3,555,000	2.976% (SOFRRATE + 1.422%) due 11/5/30(b)	3,080,078
3,375,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(b)	2,723,945
275,000	Subordinated Notes, 6.174% (SOFRRATE + 2.661%) due 5/25/34(b)	278,891
440,000	Corebridge Financial Inc., Senior Unsecured Notes, 3.850% due 4/5/29	396,695
900,000	Credit Agricole SA, Senior Unsecured Notes, 5.301% due 7/12/28(a)	911,467
660,000	Credit Suisse AG, Senior Unsecured Notes, 7.500% due 2/15/28	699,072
	Credit Suisse Group AG, Senior Unsecured Notes:
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(a)(b)	259,035
5,000,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(b)	4,394,450
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(a)(b)	1,449,209
	Crown Castle Inc., Senior Unsecured Notes:
920,000	4.800% due 9/1/28	904,855
590,000	4.300% due 2/15/29	563,246
3,410,000	2.100% due 4/1/31	2,747,200
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	180,222
	Deutsche Bank AG, Senior Unsecured Notes:
905,000	2.129% (SOFRRATE + 1.870%) due 11/24/26(b)	802,800
485,000	6.720% (SOFRRATE + 3.180%) due 1/18/29(b)	486,938
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	940,514

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.0% - (continued)
$6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	$5,235,900
216,982	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(d)	193,656
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(b)	185,000
345,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	329,842
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,175,000	6.491% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	1,178,691
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(b)	6,167,628
125,000	4.482% (SOFRRATE + 1.725%) due 8/23/28(b)	121,441
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(b)	237,035
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(b)	1,435,309
1,330,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(b)	1,070,877
140,000	2.650% (SOFRRATE + 1.264%) due 10/21/32(b)	114,697
165,000	3.102% (SOFRRATE + 1.410%) due 2/24/33(b)	139,918
725,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	651,586
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	56,021
690,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.500% due 9/15/30	583,877
	HSBC Holdings PLC:
	Senior Unsecured Notes:
310,000	5.210% (SOFRRATE + 2.610%) due 8/11/28(b)	305,514
410,000	6.161% (SOFRRATE + 1.970%) due 3/9/29(b)	418,045
350,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	331,943
265,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(b)	223,479
1,785,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(b)	1,746,895
200,000	6.254% (SOFRRATE + 2.390%) due 3/9/34(b)	205,733
950,000	Subordinated Notes, 4.762% (SOFRRATE + 2.530%) due 3/29/33(b)	859,852
1,735,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.023% (SOFRRATE + 2.050%) due 5/17/33(b)	1,591,828
165,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 4.350% due 6/15/29	162,433
755,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	571,032
	Iron Mountain Inc., Company Guaranteed Notes:
120,000	7.000% due 2/15/29(a)	119,576
80,000	4.500% due 2/15/31(a)	68,123
	JPMorgan Chase & Co., Senior Unsecured Notes:
925,000	3.960% (3-Month TSFR + 1.245%) due 1/29/27(b)	894,442
270,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(b)	268,561
730,000	3.509% (3-Month TSFR + 0.945%) due 1/23/29(b)	679,839
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(b)	4,939,436
705,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(b)	586,937
2,780,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(b)	2,278,638
780,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(b)	660,174
2,925,000	4.912% (SOFRRATE + 2.080%) due 7/25/33(b)	2,876,423
4,655,000	KeyBank NA, Senior Unsecured Notes, 5.000% due 1/26/33	4,090,973
300,000	Kimco Realty OP LLC, Company Guaranteed Notes, 4.450% due 1/15/24	297,349
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	78,457
2,180,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 4.976% (1-Year CMT Index + 2.300%) due 8/11/33(b)	2,062,809
780,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(a)(b)	625,682
765,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	715,862
435,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	403,114
615,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(a)	436,295
575,000	MetLife Inc., Senior Unsecured Notes, 5.250% due 1/15/54	546,949

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.0% - (continued)
$1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(a)	$1,014,673
	Morgan Stanley:
	Senior Unsecured Notes:
70,000	4.210% (SOFRRATE + 1.610%) due 4/20/28(b)	67,488
7,000,000	3.772% (3-Month TSFR + 1.140%) due 1/24/29(b)	6,562,454
580,000	5.123% (SOFRRATE + 1.730%) due 2/1/29(b)	577,101
855,000	5.164% (SOFRRATE + 1.590%) due 4/20/29(b)	852,208
3,135,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(b)	2,679,740
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(b)	378,765
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(b)	150,175
	Subordinated Notes:
1,565,000	2.484% (SOFRRATE + 1.360%) due 9/16/36(b)	1,181,205
90,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(b)	88,894
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(a)	201,914
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	117,750
380,000	NatWest Group PLC, Senior Unsecured Notes, 5.847% (1-Year CMT Index + 1.350%) due 3/2/27(b)	381,034
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	86,970
125,000	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	111,589
2,595,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	2,166,217
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	109,960
90,000	5.375% due 11/15/29	73,568
1,545,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,221,028
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	183,044
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	77,400
160,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 4.250% due 2/15/29(a)	128,612
	PNC Financial Services Group Inc.:
3,245,000	Senior Unsecured Notes, 5.068% (SOFRRATE + 1.933%) due 1/24/34(b)	3,133,017
4,450,000	Subordinated Notes, 4.626% (SOFRRATE + 1.850%) due 6/6/33(b)	3,995,595
425,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	424,738
80,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(a)	55,494
290,000	Realty Income Corp., Senior Unsecured Notes, 5.050% due 1/13/26	288,023
3,720,000	Royal Bank of Canada, Senior Unsecured Notes, 5.758% (SOFRRATE + 0.710%) due 1/21/27(b)	3,663,970
145,000	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	128,585
635,000	Santander Holdings USA Inc., Senior Unsecured Notes, 2.490% (SOFRRATE + 1.249%) due 1/6/28(b)	554,911
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,542,451
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200%) due 6/15/33(a)(b)	1,242,995
565,000	Standard Chartered PLC, Senior Unsecured Notes, 7.767% (1-Year CMT Index + 3.450%) due 11/16/28(a)(b)	606,606
	Toronto-Dominion Bank, Senior Unsecured Notes:
610,000	4.693% due 9/15/27	598,780
2,638,000	3.200% due 3/10/32	2,279,495
3,050,000	4.456% due 6/8/32	2,883,478
	Truist Financial Corp., Senior Unsecured Notes:
255,000	4.873% (SOFRRATE + 1.435%) due 1/26/29(b)	246,769
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(b)	3,147,645

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.0% - (continued)
	UBS Group AG, Senior Unsecured Notes:
$1,768,000	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(b)	$1,693,606
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(a)(b)	2,845,723
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,546,897
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (c)(e)(f)	3,900
	United Overseas Bank Ltd., Subordinated Notes:
200,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	179,032
200,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	177,178
45,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(a)	43,660
6,006,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(b)	4,438,271
5,650,000	Ventas Realty LP, Company Guaranteed Notes, 3.850% due 4/1/27	5,337,380
	VICI Properties LP, Senior Unsecured Notes:
385,000	4.950% due 2/15/30	358,162
600,000	5.125% due 5/15/32	560,185
	Wells Fargo & Co., Senior Unsecured Notes:
620,000	3.000% due 4/22/26	586,370
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(b)	384,381
4,969,000	2.188% (SOFRRATE + 2.000%) due 4/30/26(b)	4,674,424
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(b)	1,059,114
595,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(b)	558,133
800,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(b)	787,354
615,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(b)	528,270
260,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(b)	250,807
2,765,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(b)	2,768,645
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(b)	210,447
	Welltower OP LLC, Company Guaranteed Notes:
700,000	2.050% due 1/15/29	586,486
5,725,000	2.750% due 1/15/32	4,630,325
745,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(b)	572,265
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	560,071
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	97,750
295,000	4.875% due 6/1/29(a)	252,594
	Total Financial	205,891,614
Government - 0.0%
200,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25	187,000
Industrial - 0.9%
	Advanced Drainage Systems Inc., Company Guaranteed Notes:
130,000	5.000% due 9/30/27(a)	122,570
50,000	6.375% due 6/15/30(a)	49,300
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	156,842
525,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	489,038
273,986	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	191,927
	Boeing Co., Senior Unsecured Notes:
500,000	5.040% due 5/1/27	496,390
670,000	2.950% due 2/1/30	583,976
160,000	5.150% due 5/1/30	158,687
105,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	103,813

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 0.9% - (continued)
	Builders FirstSource Inc., Company Guaranteed Notes:
$140,000	5.000% due 3/1/30(a)	$129,719
90,000	4.250% due 2/1/32(a)	77,323
100,000	6.375% due 6/15/32(a)	98,387
200,000	Cemex SAB de CV, Senior Subordinated Notes, 9.125% (5-Year CMT Index + 4.907%) (a)(b)(c)	200,740
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	42,637
55,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	52,083
115,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	102,268
65,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	48,100
870,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	629,861
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,055,031
95,000	Eaton Corp., Company Guaranteed Notes, 4.350% due 5/18/28	94,206
90,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(a)	86,513
90,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 5.500% due 5/1/28(a)	80,795
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	39,877
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	106,023
600,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	594,659
75,000	JELD-WEN Inc., Company Guaranteed Notes, 4.875% due 12/15/27(a)	65,312
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	60,484
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	57,090
171,300	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,823
520,000	Northrop Grumman Corp., Senior Unsecured Notes, 5.150% due 5/1/40	510,063
1,295,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,119,914
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(a)	87,030
160,000	Parker-Hannifin Corp., Senior Unsecured Notes, 4.250% due 9/15/27	155,986
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
290,000	4.200% due 4/1/27(a)	274,666
450,000	4.400% due 7/1/27(a)	427,768
280,000	6.200% due 6/15/30(a)	281,539
	Raytheon Technologies Corp., Senior Unsecured Notes:
295,000	5.150% due 2/27/33	300,017
430,000	3.030% due 3/15/52	296,814
80,000	5.375% due 2/27/53	80,964
	Regal Rexnord Corp., Company Guaranteed Notes:
1,085,000	6.050% due 4/15/28(a)	1,072,239
135,000	6.300% due 2/15/30(a)	134,682
100,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	88,500
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	55,041
155,000	Standard Industries Inc., Senior Unsecured Notes, 4.375% due 7/15/30(a)	130,877
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	94,785
105,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	94,015
	TransDigm Inc.:
	Senior Secured Notes:
220,000	6.250% due 3/15/26(a)	218,494
65,000	6.750% due 8/15/28(a)	65,075
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	131,616
65,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(a)	66,463

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 0.9% - (continued)
	WRKCo Inc., Company Guaranteed Notes:
$550,000	3.750% due 3/15/25	$532,118
5,245,000	3.900% due 6/1/28	4,964,004
130,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	128,794
	Total Industrial	17,436,938
Technology - 0.8%
115,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	94,723
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	14,972
	Broadcom Inc., Senior Unsecured Notes:
712,000	3.419% due 4/15/33(a)	591,340
1,172,000	4.926% due 5/15/37(a)	1,054,055
40,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	21,784
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	187,882
180,000	3.569% due 12/1/31	150,403
80,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	68,707
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	135,036
210,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.900% due 10/1/24	210,530
	Intel Corp., Senior Unsecured Notes:
165,000	5.125% due 2/10/30	166,895
160,000	3.250% due 11/15/49	109,240
290,000	3.050% due 8/12/51	190,495
70,000	4.900% due 8/5/52	63,021
1,605,000	5.700% due 2/10/53	1,585,496
450,000	5.050% due 8/5/62	399,861
	Marvell Technology Inc., Company Guaranteed Notes:
495,000	1.650% due 4/15/26	446,960
205,000	2.450% due 4/15/28	178,877
235,000	2.950% due 4/15/31	196,974
770,000	Microchip Technology Inc., Senior Unsecured Notes, 2.670% due 9/1/23	763,394
380,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	281,183
470,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	438,270
	NVIDIA Corp., Senior Unsecured Notes:
695,000	2.850% due 4/1/30	635,236
140,000	3.500% due 4/1/40	118,499
500,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	496,385
	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
470,000	3.875% due 6/18/26	451,372
250,000	4.300% due 6/18/29	235,411
	Oracle Corp., Senior Unsecured Notes:
460,000	6.150% due 11/9/29	485,133
165,000	2.950% due 4/1/30	144,370
55,000	6.250% due 11/9/32	58,161
365,000	4.900% due 2/6/33	352,566
325,000	3.800% due 11/15/37	264,055
15,000	3.600% due 4/1/40	11,357
2,484,000	3.600% due 4/1/50	1,714,368
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(a)	195,945
45,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(a)	35,887
635,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	590,736
3,575,000	Xilinx Inc., Company Guaranteed Notes, 2.375% due 6/1/30	3,093,172
	Total Technology	16,232,751

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.9%
$200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.867% due 7/22/31	$143,116
575,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	408,530
300,000	AES Espana BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	270,678
450,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	328,517
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	659,722
1,100,000	5.950% due 5/15/37	1,164,890
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(a)	137,629
800,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(a)	759,033
	Calpine Corp.:
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	86,450
75,000	Senior Unsecured Notes, 4.625% due 2/1/29(a)	63,428
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	149,000
	Cleco Corporate Holdings LLC:
70,000	Senior Secured Notes, 4.973% due 5/1/46	59,123
180,000	Senior Unsecured Notes, 3.375% due 9/15/29	155,509
450,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	308,327
	Dominion Energy Inc., Senior Unsecured Notes:
3,290,000	3.375% due 4/1/30	2,945,814
1,185,000	5.375% due 11/15/32	1,189,173
30,000	6.300% due 3/15/33	31,945
	DTE Energy Co., Senior Unsecured Notes:
270,000	step bond to yield, 4.220% due 11/1/24	265,601
600,000	4.875% due 6/1/28	593,301
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,225,000	5.300% due 2/15/40	1,235,848
180,000	3.550% due 3/15/52	136,372
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,550,590
950,000	2.650% due 9/1/26	882,090
165,000	2.450% due 6/1/30	138,350
1,455,000	2.550% due 6/15/31	1,203,986
450,000	4.500% due 8/15/32	425,364
155,000	5.000% due 8/15/52	138,325
325,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.250% due 4/1/33	329,583
430,000	Edison International, Senior Unsecured Notes, 5.250% due 11/15/28	423,943
156,450	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	140,023
120,160	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	111,301
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	145,510
735,000	Enel Finance International NV, Senior Unsecured Notes, 5.000% due 6/15/32(a)	692,709
175,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	159,073
810,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	558,509
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	777,149
	Eversource Energy, Senior Unsecured Notes:
165,000	4.750% due 5/15/26	163,452
150,000	5.450% due 3/1/28	152,566
240,000	5.125% due 5/15/33	237,369
	Exelon Corp., Senior Unsecured Notes:
870,000	5.150% due 3/15/28	876,232
85,000	4.100% due 3/15/52	67,173
141,176	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	132,529
200,000	Florida Power & Light Co., 1st Mortgage Notes, 5.100% due 4/1/33	204,631

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.9% - (continued)
	Georgia Power Co., Senior Unsecured Notes:
$510,000	2.100% due 7/30/23	$507,041
205,000	4.650% due 5/16/28	202,775
415,000	4.700% due 5/15/32	403,800
110,000	4.950% due 5/17/33	108,449
380,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	328,460
168,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	141,113
320,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.450% due 4/15/33	327,595
325,000	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	329,671
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	79,200
661,680	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	591,807
320,000	Louisville Gas & Electric Co., 1st Mortgage Notes, 5.450% due 4/15/33	326,913
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	365,000
500,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	394,244
250,000	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	217,500
290,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	284,411
	National Rural Utilities Cooperative Finance Corp.:
	Secured Notes:
615,000	4.150% due 12/15/32	575,610
190,000	5.800% due 1/15/33	200,543
130,000	Senior Unsecured Notes, 4.800% due 3/15/28	130,235
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
235,000	4.255% due 9/1/24	231,387
95,000	6.051% due 3/1/25	96,050
1,125,000	4.625% due 7/15/27	1,117,333
1,455,000	2.250% due 6/1/30	1,208,603
135,000	5.050% due 2/28/33	133,699
	NiSource Inc., Senior Unsecured Notes:
1,254,000	3.600% due 5/1/30	1,141,816
220,000	5.400% due 6/30/33	220,431
170,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	133,965
435,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	382,750
555,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	548,158
2,855,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 5.600% due 4/1/53	2,863,046
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,385,000	5.450% due 6/15/27	1,363,975
665,000	4.550% due 7/1/30	606,051
1,870,000	2.500% due 2/1/31	1,473,809
470,000	6.150% due 1/15/33	463,636
525,000	4.950% due 7/1/50	408,786
135,000	6.750% due 1/15/53	132,274
610,000	Senior Secured Notes, 3.250% due 6/1/31	505,279
170,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	151,725
150,000	PPL Capital Funding Inc., Company Guaranteed Notes, 4.125% due 4/15/30	139,722
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	515,479
230,000	4.100% due 6/15/30	211,911
	Sempra Energy, Senior Unsecured Notes:
1,025,000	3.400% due 2/1/28	953,928
7,317,000	4.000% due 2/1/48	5,678,316
300,008	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	275,956

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.9% - (continued)
	Southern California Edison Co., 1st Mortgage Notes:
$755,000	4.900% due 6/1/26	$749,687
155,000	5.850% due 11/1/27	160,544
230,000	5.300% due 3/1/28	234,165
330,000	2.850% due 8/1/29	292,250
325,000	2.250% due 6/1/30	273,664
545,000	4.125% due 3/1/48	438,555
5,000,000	4.875% due 3/1/49	4,467,019
260,000	Southern California Gas Co., 1st Mortgage Notes, 5.200% due 6/1/33	258,624
	Southern Co., Senior Unsecured Notes:
535,000	4.850% due 6/15/28	528,508
1,750,000	3.700% due 4/30/30	1,610,655
555,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	550,974
500,000	Virginia Electric & Power Co., Senior Unsecured Notes, 5.000% due 4/1/33	495,260
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	221,361
	Total Utilities	60,356,181
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $582,430,576)	515,168,645
MORTGAGE-BACKED SECURITIES - 23.8%
FHLMC - 4.8%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
95,528	2.000% due 12/1/40	82,502
600,578	2.000% due 5/1/41	516,415
715,529	2.000% due 12/1/41	611,697
292,624	2.000% due 9/1/50	242,149
515,396	2.000% due 10/1/50	425,988
7,665,617	2.000% due 3/1/51	6,313,416
1,265,339	2.000% due 4/1/51	1,043,775
507,637	2.000% due 5/1/51	422,552
197,024	2.000% due 8/1/51	162,639
200,383	2.000% due 11/1/51	165,550
776,057	2.000% due 4/1/52	642,611
301,201	2.500% due 5/1/50	260,659
360,333	2.500% due 6/1/50	309,858
1,393,800	2.500% due 7/1/50	1,199,757
525,533	2.500% due 9/1/50	449,746
618,263	2.500% due 11/1/50	532,159
188,232	2.500% due 2/1/51	163,083
468,439	2.500% due 3/1/51	402,734
220,657	2.500% due 5/1/51	189,656
309,112	2.500% due 7/1/51	265,582
179,708	2.500% due 8/1/51	154,340
345,078	2.500% due 10/1/51	295,512
6,272,883	2.500% due 12/1/51	5,367,324
6,879,871	2.500% due 1/1/52	5,904,759
251,820	2.500% due 4/1/52	215,600
705,592	3.000% due 2/1/33	671,018
419,074	3.000% due 5/1/33	397,165
306,957	3.000% due 3/1/35	286,029
554,926	3.000% due 5/1/35	524,805
4,291,245	3.000% due 3/1/42	3,910,042
123,373	3.000% due 1/1/47	111,836
248,123	3.000% due 2/1/47	224,825

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FHLMC - 4.8% - (continued)
$5,328,766	3.000% due 4/1/50	$4,630,704
227,826	3.000% due 7/1/50	203,447
722,377	3.000% due 8/1/51	646,190
530,970	3.000% due 9/1/51	475,349
650,096	3.000% due 10/1/51	581,356
8,069,846	3.000% due 1/1/52	7,241,897
8,614,044	3.000% due 5/1/52	7,706,316
7,162,353	3.000% due 6/1/52	6,385,335
3,762,899	3.030% due 1/1/50	2,945,210
830,990	3.500% due 8/1/43	783,598
12,920,650	3.500% due 12/1/46	12,053,576
373,940	3.500% due 1/1/48	348,266
679,755	4.000% due 10/1/44	654,580
874,763	4.000% due 12/1/47	836,193
763,241	4.000% due 4/1/49	730,188
353,783	4.000% due 7/1/49	338,177
327,173	4.500% due 5/1/48	321,218
5,704,502	4.500% due 7/1/52	5,528,126
3,644,987	4.500% due 10/1/52	3,530,407
193,281	5.000% due 8/1/52	190,558
6,629,653	5.000% due 9/1/52	6,530,623
914,669	5.000% due 10/1/52	901,785
874,169	5.000% due 1/1/53	861,094
1,441,790	5.000% due 4/1/53	1,420,637
678,978	5.500% due 2/1/53	682,713
472,750	6.000% due 12/1/52	483,364
196,462	6.000% due 3/1/53	200,871
	TOTAL FHLMC	99,677,561
FNMA - 15.8%
	Federal National Mortgage Association (FNMA):
1,096,212	1.500% due 9/1/51	854,303
256,471	1.500% due 10/1/51	199,873
148,728	1.500% due 11/1/51	115,906
985,443	1.500% due 4/1/52	768,292
764,187	2.000% due 6/1/36	686,670
1,994,000	2.000% due 6/1/38 (g)	1,786,655
377,765	2.000% due 9/1/40	327,667
891,220	2.000% due 12/1/40	769,304
407,238	2.000% due 4/1/41	350,187
126,288	2.000% due 5/1/41	108,592
515,081	2.000% due 10/1/41	440,817
11,848,028	2.000% due 8/1/50	9,832,537
1,343,348	2.000% due 9/1/50	1,111,648
864,885	2.000% due 12/1/50	714,784
4,010,436	2.000% due 2/1/51	3,324,657
6,172,127	2.000% due 3/1/51	5,092,108
3,066,918	2.000% due 4/1/51	2,533,174
14,876,318	2.000% due 5/1/51	12,277,515
152,240	2.000% due 7/1/51	125,621
10,350,000	2.000% due 6/1/53 (g)	8,508,557
10,300,000	2.000% due 7/1/53 (g)	8,480,327
225,065	2.250% due 4/1/33	186,824
102,043	2.500% due 6/1/30	95,710
1,360,000	2.500% due 6/1/38 (g)	1,251,572

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FNMA - 15.8% - (continued)
$6,145,652	2.500% due 2/1/47	$5,347,501
323,815	2.500% due 6/1/50	278,512
60,167	2.500% due 7/1/50	51,737
544,752	2.500% due 9/1/50	469,749
6,323,812	2.500% due 10/1/50	5,477,918
10,122,092	2.500% due 11/1/50	8,702,737
314,338	2.500% due 1/1/51	271,387
528,429	2.500% due 2/1/51	453,812
5,451,166	2.500% due 5/1/51	4,684,337
1,339,105	2.500% due 6/1/51	1,146,001
453,076	2.500% due 7/1/51	389,983
11,258,598	2.500% due 8/1/51	9,631,535
294,888	2.500% due 9/1/51	253,408
6,713,221	2.500% due 10/1/51	5,750,423
10,506,410	2.500% due 11/1/51	9,032,834
6,908,458	2.500% due 12/1/51	5,917,397
531,719	2.500% due 1/1/52	458,493
7,624,653	2.500% due 2/1/52	6,523,441
750,864	2.500% due 3/1/52	644,890
414,061	2.500% due 4/1/52	355,373
313,000	2.500% due 6/1/52 (g)	267,572
676,038	2.500% due 1/1/57	578,070
4,443,000	2.760% due 9/1/31	3,948,285
372,405	3.000% due 2/1/30	358,461
235,625	3.000% due 10/1/30	226,332
539,713	3.000% due 1/1/31	519,510
1,058,936	3.000% due 11/1/36	982,308
2,774,384	3.000% due 2/1/43	2,525,022
3,713,866	3.000% due 3/1/43	3,380,064
6,768,301	3.000% due 6/1/43	6,159,946
121,051	3.000% due 11/1/48	109,120
229,858	3.000% due 2/1/50	206,770
960,121	3.000% due 8/1/50	858,396
397,653	3.000% due 10/1/50	354,916
2,577,189	3.000% due 11/1/50	2,326,185
543,843	3.000% due 12/1/50	485,395
462,884	3.000% due 5/1/51	417,150
729,354	3.000% due 7/1/51	651,012
1,057,834	3.000% due 8/1/51	944,334
926,486	3.000% due 9/1/51	827,635
1,224,668	3.000% due 10/1/51	1,094,098
1,259,207	3.000% due 11/1/51	1,121,608
669,560	3.000% due 12/1/51	597,184
312,735	3.000% due 1/1/52	278,210
7,115,392	3.000% due 2/1/52	6,319,607
4,953,444	3.000% due 4/1/52	4,403,229
481,421	3.000% due 5/1/52	429,963
4,358,441	3.000% due 4/1/53	3,923,479
239,772	3.500% due 7/1/32	231,620
738,992	3.500% due 3/1/33	713,757
425,740	3.500% due 7/1/37	405,983
653,014	3.500% due 3/1/46	609,104
706,094	3.500% due 5/1/47	662,238
849,144	3.500% due 11/1/47	789,240
455,312	3.500% due 7/1/50	421,948

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FNMA - 15.8% - (continued)
$10,444,459	3.500% due 11/1/50	$9,687,305
735,479	3.500% due 4/1/52	676,475
475,000	3.520% due 11/1/32	440,924
7,952,355	3.720% due 6/1/32	7,368,551
205,000	4.000% due 6/1/38 (g)	199,238
314,007	4.000% due 8/1/38	307,365
478,079	4.000% due 11/1/38	461,148
603,314	4.000% due 3/1/47	577,678
57,983	4.000% due 12/1/47	55,566
84,148	4.000% due 2/1/48	79,900
927,335	4.000% due 6/1/48	890,468
1,160,222	4.000% due 10/1/48	1,109,002
1,004,366	4.000% due 4/1/49	959,438
157,625	4.000% due 5/1/49	151,127
692,247	4.000% due 4/1/50	660,744
306,451	4.000% due 8/1/51	292,020
476,723	4.000% due 6/1/52	452,217
4,281,538	4.000% due 7/1/52	4,046,203
7,301,223	4.000% due 10/1/52	6,900,012
475,000	4.190% due 4/1/28	468,429
200,000	4.210% due 3/1/33	195,889
166,737	4.370% due 5/1/28	166,373
1,431,632	4.388% due 5/1/44 (b)	1,451,172
290,000	4.410% due 4/1/30	288,046
452,369	4.460% due 5/1/28	453,228
240,000	4.500% due 4/1/33	240,675
386,535	4.500% due 12/1/37	382,643
6,404,000	4.500% due 6/1/38 (g)	6,312,693
241,322	4.500% due 5/1/48	237,926
234,336	4.500% due 6/1/48	230,443
4,057,207	4.500% due 7/1/52	3,929,880
7,681,336	4.500% due 8/1/52	7,440,273
888,852	4.500% due 3/1/53	861,033
20,682,000	4.500% due 6/1/53 (g)	20,032,052
20,675,000	4.500% due 7/1/53 (g)	20,034,963
429,792	4.510% due 5/1/33	430,695
120,000	4.750% due 4/1/28	121,656
669,428	5.000% due 7/1/52	660,021
13,120,985	5.000% due 9/1/52	12,931,702
1,573,785	5.000% due 10/1/52	1,551,109
142,139	5.000% due 11/1/52	140,116
598,195	5.000% due 12/1/52	589,248
4,576,117	5.000% due 3/1/53	4,512,329
3,304,978	5.000% due 4/1/53	3,256,997
785,000	5.000% due 6/1/53 (g)	773,271
472,182	5.500% due 10/1/52	474,779
860,602	5.500% due 11/1/52	862,755
1,459,080	5.500% due 12/1/52	1,462,645
12,446,000	5.500% due 6/1/53 (g)	12,438,221
12,440,000	5.500% due 7/1/53 (g)	12,430,281
498,769	6.000% due 5/1/53	510,995
750,000	6.000% due 6/1/53 (g)	758,789
	TOTAL FNMA	325,859,227

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
GNMA - 3.2%
	Government National Mortgage Association (GNMA):
$2,675,000	2.000% due 6/1/53 (g)	$2,267,481
6,265,000	2.500% due 6/1/53 (g)	5,481,018
7,720,000	3.000% due 6/1/53 (g)	6,947,849
3,400,000	3.500% due 6/1/53 (g)	3,153,898
940,000	4.000% due 6/1/53 (g)	893,294
2,505,000	4.500% due 6/1/53 (g)	2,434,107
9,105,000	5.000% due 6/1/53 (g)	8,991,721
	Government National Mortgage Association (GNMA) II:
695,944	2.000% due 10/20/50	593,114
714,603	2.500% due 9/20/51	625,731
6,667,554	2.500% due 10/20/51	5,819,202
281,975	3.000% due 4/20/31	270,507
526,186	3.000% due 6/20/50	461,678
99,301	3.000% due 12/20/50	90,123
2,388,363	3.000% due 4/20/51	2,161,492
888,212	3.000% due 8/20/51	802,303
890,584	3.000% due 9/20/51	804,443
2,329,888	3.000% due 12/20/51	2,096,527
738,091	3.000% due 4/20/52	664,140
523,741	3.000% due 12/20/52	471,279
120,986	3.500% due 8/20/42	114,446
456,581	3.500% due 10/20/43	432,503
82,124	3.500% due 12/20/43	77,701
16,575	3.500% due 7/20/44	15,641
404,205	3.500% due 6/20/46	380,905
339,771	3.500% due 2/20/49	318,909
361,889	3.500% due 6/20/50	338,782
697,159	3.500% due 9/20/50	652,405
3,160,726	3.500% due 10/20/51	2,931,344
4,730,329	3.500% due 2/20/52	4,387,028
576,883	3.500% due 8/20/52	534,995
4,815,734	3.500% due 9/20/52	4,466,050
84,143	3.500% due 11/20/52	78,034
1,071,496	3.500% due 1/20/53	993,696
512,216	4.000% due 10/20/44	498,568
336,415	4.000% due 2/20/45	326,516
231,331	4.000% due 10/20/45	223,379
289,648	4.000% due 2/20/47	278,867
605,575	4.000% due 10/20/48	582,141
502,960	4.000% due 3/20/49	482,757
1,350,803	4.000% due 2/20/52	1,283,513
661,642	4.500% due 2/20/40	661,219
224,901	4.500% due 7/20/49	220,599
234,066	4.500% due 8/20/49	228,661
	TOTAL GNMA	65,538,566
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $523,519,570)	491,075,354
U.S. GOVERNMENT OBLIGATIONS - 22.2%
	U.S. Treasury Bonds:
5,920,000	4.625% due 2/28/25	5,923,469
1,780,000	1.250% due 11/30/26	1,623,207

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.2% (continued)
$25,675,000	4.125% due 11/15/32	$26,625,777
3,565,000	2.000% due 11/15/41	2,619,718
7,870,000	3.250% due 5/15/42	7,068,551
9,165,000	3.375% due 8/15/42	8,374,161
11,130,000	3.875% due 2/15/43	10,924,791
2,890,000	3.875% due 5/15/43	2,837,619
6,715,000	3.625% due 2/15/44	6,334,920
12,905,000	3.375% due 5/15/44	11,702,718
2,470,000	2.500% due 2/15/45	1,918,109
1,390,000	2.250% due 8/15/46	1,018,121
8,500,000	3.000% due 2/15/48	7,184,824
7,800,000	3.125% due 5/15/48	6,745,781
5,110,000	3.375% due 11/15/48	4,629,740
34,460,000	2.375% due 5/15/51	25,606,741
12,330,000	1.875% due 11/15/51	8,112,755
7,170,000	3.000% due 8/15/52	6,093,660
625,000	4.000% due 11/15/52	642,480
52,000,000	3.625% due 5/15/53	50,033,750
	U.S. Treasury Inflation Indexed Bonds:
1,044,887	0.250% due 2/15/50	727,564
945,492	0.125% due 2/15/52	624,099
	U.S. Treasury Inflation Indexed Notes:
1,184,413	0.750% due 7/15/28	1,136,281
4,513,500	0.250% due 7/15/29	4,177,500
2,690,016	0.125% due 7/15/30	2,443,221
7,265,289	1.125% due 1/15/33	7,044,564
	U.S. Treasury Notes:
5,875,000	4.500% due 11/30/24	5,850,215
2,150,000	3.875% due 3/31/25	2,125,141
2,950,000	3.875% due 4/30/25	2,917,850
7,580,000	2.750% due 5/15/25	7,339,572
9,760,000	2.875% due 6/15/25	9,471,394
31,060,000	0.250% due 8/31/25	28,394,421
1,580,000	0.375% due 11/30/25	1,438,726
8,570,000	4.000% due 12/15/25	8,535,519
12,510,000	4.000% due 2/15/26	12,468,952
3,150,000	4.625% due 3/15/26	3,194,789
3,000,000	3.750% due 4/15/26	2,973,750
10,400,000	0.750% due 4/30/26	9,461,969
19,290,000	2.750% due 4/30/27	18,475,450
5,415,000	3.875% due 11/30/27	5,423,672
1,900,000	3.500% due 1/31/28	1,874,172
3,326,000	2.750% due 2/15/28	3,173,212
1,650,000	4.000% due 2/29/28	1,664,502
2,150,000	3.625% due 3/31/28	2,133,539
6,575,000	3.500% due 4/30/28	6,491,271
1,600,000	3.625% due 5/31/28	1,590,875
1,355,000	3.875% due 12/31/29	1,365,533
1,125,000	3.500% due 1/31/30	1,109,619
12,510,000	3.625% due 3/31/30	12,445,495

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.2% (continued)
$2,300,000	3.750% due 5/31/30	$2,307,187
6,430,000	2.750% due 8/15/32	5,979,146
8,820,000	3.500% due 2/15/33	8,715,262
26,500,000	3.375% due 5/15/33	25,932,734
55,020,000	3.625% due 2/15/53	52,844,991
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $488,267,290)	457,873,079
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5%
922,203	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(e)	852,926
309,111	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)	289,669
	Alternative Loan Trust:
578,262	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	500,492
5,036,060	Series 2005-7CB, Class 2A2, 0.000% (1-Month USD-LIBOR + 5.050%) due 3/1/38(b)(h)	184,665
5,036,060	Series 2005-7CB, Class 2A5, 5.500% (1-Month USD-LIBOR + 0.450%) due 3/1/38(b)	3,798,278
4,039,219	Series 2006-OA2, Class A1, 5.568% (1-Month USD-LIBOR + 0.420%) due 5/20/46(b)	3,401,434
2,226,323	Series 2007-4CB, Class 1A1, 5.738% (1-Month USD-LIBOR + 0.600%) due 4/25/37(b)	1,724,561
6,451,012	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	3,193,004
	Angel Oak Mortgage Trust:
361,168	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(b)	325,995
413,438	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(b)	344,020
347,570	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(b)	286,947
681,351	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(b)	561,191
555,325	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(b)	442,077
854,506	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(b)	702,950
1,245,494	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(b)	998,113
1,422,325	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(a)	1,242,962
	Arbor Multifamily Mortgage Securities Trust:
7,965,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	6,882,489
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	1,229,023
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(b)	1,315,424
2,550,000	Series 2022-MF4, Class A5, 3.293% due 2/15/55(a)(b)	2,236,048
2,600,000	Series 2022-MF4, Class B, 3.293% due 2/15/55(a)(b)	2,038,793
	BANK:
10,103,023	Series 2017-BNK4, Class XA, 1.340% due 5/15/50(b)(h)	403,571
15,523,216	Series 2018-BN10, Class XA, 0.691% due 2/15/61(b)(h)	409,347
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	5,916,718
6,453,082	Series 2022-BNK39, Class XA, 0.425% due 2/15/55(b)(h)	183,861
1,693,073	Series 2023-BNK45, Class XA, 0.995% due 2/15/56(b)(h)	115,022
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.493% (1-Month USD-LIBOR + 3.385%) due 3/15/37(a)(b)	653,166
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,547,492
1,472,377	Series 2020-C7, Class XA, 1.620% due 4/15/53(b)(h)	102,429
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(b)	273,511
280,000	Series 2022-C16, Class A5, 4.600% due 6/15/55(b)	269,601
365,000	Series 2022-C18, Class A4, 5.439% due 12/15/55(b)	373,522
120,000	Series 2022-C18, Class A5, 5.710% due 12/15/55(b)	125,269
2,084,507	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.869% due 2/25/36(b)	1,447,498

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
	Benchmark Mortgage Trust:
$1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	$1,579,940
2,363,906	Series 2020-B22, Class XA, 1.514% due 1/15/54(b)(h)	203,678
414,923	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(a)(b)	357,341
	BRAVO Residential Funding Trust:
1,054,461	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	951,741
240,287	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(b)	210,147
204,079	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(b)	189,541
1,265,943	BX, Series 2021-MFM1, Class D, 6.673% (1-Month TSFR + 1.614%) due 1/15/34(a)(b)	1,224,616
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 6.624% (1-Month TSFR + 1.564%) due 10/15/36(a)(b)	534,390
1,819,000	Series 2019-XL, Class E, 6.974% (1-Month TSFR + 1.914%) due 10/15/36(a)(b)	1,782,278
3,145,000	Series 2019-XL, Class F, 7.174% (1-Month TSFR + 2.114%) due 10/15/36(a)(b)	3,061,673
2,900,000	Series 2021-VOLT, Class C, 6.207% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	2,743,269
536,000	Series 2021-VOLT, Class E, 7.107% (1-Month USD-LIBOR + 2.000%) due 9/15/36(a)(b)	500,972
	BX Trust:
78,480	Series 2018-EXCL, Class C, 7.083% (1-Month USD-LIBOR + 1.975%) due 9/15/37(a)(b)	77,047
1,529,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(a)(b)	1,265,060
1,400,000	Series 2021-ARIA, Class A, 6.006% (1-Month USD-LIBOR + 0.899%) due 10/15/36(a)(b)	1,353,928
1,265,000	Series 2022-GPA, Class C, 8.272% (1-Month TSFR + 3.213%) due 10/15/39(a)(b)	1,258,658
	CAMB Commercial Mortgage Trust:
851,000	Series 2019-LIFE, Class A, 6.177% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	841,345
5,900,000	Series 2021-CX2, Class C, 2.771% due 11/10/46(a)(b)	4,459,346
269,155	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	231,753
15,981,364	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.225% due 5/10/50(b)(h)	583,671
1,834,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 7.107% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(b)	1,746,084
	CIM Trust:
1,110,542	Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(b)	957,848
5,442,909	Series 2023-R2, Class A1, 5.500% due 8/25/64(a)(b)	5,390,055
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,352,726
31,687,758	Series 2015-GC35, Class XA, 0.720% due 11/10/48(b)(h)	432,224
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	707,527
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,633,356
2,850,000	Series 2023-SMRT, Class B, 6.048% due 6/10/28(a)(b)	2,843,335
	COLT Mortgage Loan Trust:
573,637	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(b)	461,835
554,575	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(b)	429,478
165,565	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)	141,661
1,020,522	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(b)	807,191
1,367,670	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(b)	1,108,543
1,417,967	Series 2022-1, Class A1, 2.284% due 12/27/66(a)(b)	1,230,339
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,000,370
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	2,405,409
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(a)	2,054,500
1,150,000	Series 2020-CX, Class C, 2.683% due 11/10/46(a)(b)	899,092
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(b)	3,154,386
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(a)	171,794

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(a)	$239,727
144,841	Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.523% (SOFR30A + 2.550%) due 7/25/42(a)(b)	146,470
	Credit Suisse Commercial Mortgage Capital Trust:
1,268,003	Series 2018-RPL9, Class A, 3.850% due 9/25/57(a)(b)	1,199,477
427,906	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(b)	329,824
513,086	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(b)	403,357
366,781	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	340,060
	Credit Suisse Mortgage Capital Certificates:
109,727	Series 2019-ICE4, Class D, 6.707% (1-Month USD-LIBOR + 1.600%) due 5/15/36(a)(b)	108,338
5,494,331	Series 2019-ICE4, Class E, 7.257% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(b)	5,377,966
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,892,503
824,000	Series 2016-C7, Class B, 4.328% due 11/15/49(b)	731,640
1,205,000	Series 2018-C14, Class C, 4.901% due 11/15/51(b)	988,073
1,403,289	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	787,657
	CSMC:
1,260,496	Series 2010-8R, Class 5A11, 4.380% due 2/26/37(a)(b)	1,197,050
542,412	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	487,144
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	152,909
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	482,441
185,423	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(b)	156,234
748,317	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(b)	629,821
819,173	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(b)	668,683
1,419,829	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(b)	1,136,630
632,222	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(a)(b)	537,322
1,515,716	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(a)(b)	1,303,374
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 7.057% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(b)	3,429,361
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.197% due 6/10/50(b)(h)	241,305
2,222,940	Series 2020-C9, Class XA, 1.707% due 9/15/53(b)(h)	144,362
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	493,461
	Deephaven Residential Mortgage Trust:
128,818	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(b)	115,220
237,234	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(b)	205,976
6,966,660	Series 2022-2, Class A1, 4.300% due 3/25/67(a)(b)	6,581,114
4,375,847	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.652% (1-Month USD-LIBOR + 0.520%) due 8/19/45(b)	3,152,855
	Ellington Financial Mortgage Trust:
95,660	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(b)	80,150
235,521	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(b)	189,429
902,728	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(b)	706,611
707,358	Series 2022-1, Class A1, 2.206% due 1/25/67(a)(b)	595,286
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
640,839	Series 3835, Class FO, 0.000% due 4/15/41(i)	520,311
1,092,266	Series 4116, Class AP, 1.350% due 8/15/42	939,938
3,952,231	Series 4223, Class SB, 0.000% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	2,851,291
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	872,252
726,538	Series 4447, Class IO, 5.000% due 3/15/45(h)	152,738
734,208	Series 4504, Class DZ, 3.500% due 8/15/45	681,162
130,347	Series 4518, Class CZ, 3.500% due 10/15/45	119,109

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$9,301,477	Series 4655, Class CZ, 3.000% due 2/15/47	$8,121,789
21,878,491	Series 4726, Class Z, 3.500% due 10/15/47	19,954,426
4,489,346	Series 4892, Class ES, 1.012% (1-Month USD-LIBOR + 6.150%) due 7/25/45(b)(h)	475,955
366,493	Series 5018, Class LW, 1.000% due 10/25/40	293,191
722,916	Series 5083, Class AI, 2.500% due 3/25/51(h)	102,975
1,678,560	Series 5092, Class WI, 2.500% due 4/25/36(h)	170,036
896,559	Series 5169, Class IO, 3.000% due 9/25/51(h)	149,260
611,559	Series 5201, Class PA, 2.500% due 3/25/52	538,564
	Federal National Mortgage Association (FNMA), Aces:
32,772,404	Series 2020-M12, Class IO, 1.285% due 7/25/29(b)(h)	1,709,618
10,757,221	Series 2020-M15, Class X1, 1.472% due 9/25/31(b)(h)	602,576
20,826,988	Series 2020-M7, Class X2, 1.241% due 3/25/31(b)(h)	1,353,204
6,480,364	Series 2022-M4, Class A1X, 2.464% due 5/25/30(b)	5,864,016
7,391,167	Series 2022-M5, Class A1, 2.367% due 1/1/34(b)	6,630,764
	Federal National Mortgage Association (FNMA), Interest Strip:
1,235,883	Series 426, Class C38, 2.000% due 3/25/52(h)	157,876
793,676	Series 429, Class C3, 2.500% due 9/25/52(h)	124,910
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	435,576
120,777	Series 2011-51, Class TO, 0.000% due 6/25/41(i)	91,397
644,163	Series 2012-120, Class ZB, 3.500% due 11/25/42	596,402
497,660	Series 2013-15, Class ZV, 3.000% due 3/25/43	442,966
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	903,393
1,504,948	Series 2013-72, Class IW, 3.500% due 7/25/33(h)	126,171
2,896,354	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,569,068
530,819	Series 2014-95, Class ZC, 3.000% due 1/25/45	465,458
624,524	Series 2015-55, Class PD, 2.500% due 3/25/43	594,068
707,458	Series 2016-3, Class MI, 5.500% due 2/25/46(h)	113,558
507,338	Series 2016-43, Class GZ, 3.000% due 7/25/46	435,997
780,617	Series 2017-105, Class ZE, 3.000% due 1/25/48	623,446
65,903	Series 2017-107, Class GA, 3.000% due 8/25/45	65,433
686,913	Series 2017-22, Class BZ, 3.500% due 4/25/47	624,884
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,010,406
397,318	Series 2020-35, Class AI, 3.000% due 6/25/50(h)	64,452
696,823	Series 2020-74, Class HI, 5.500% due 10/25/50(h)	137,618
1,998,431	Series 2020-99, Class KI, 1.500% due 11/25/35(h)	114,194
1,014,070	Series 2021-3, Class NI, 2.500% due 2/25/51(h)	140,391
951,621	Series 2021-3, Class TI, 2.500% due 2/25/51(h)	153,818
11,590,044	Series 2021-4, Class GD, 1.000% due 2/25/51	8,907,727
1,013,479	Series 2021-95, Class GI, 3.000% due 1/25/52(h)	158,246
874,788	Series 2022-3, Class PI, 3.000% due 1/25/52(h)	112,030
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(b)	3,446,752
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(b)	2,945,380
	Freddie Mac Multifamily Structured Pass-Through Certificates:
106,488,273	Series K064, Class X1, 0.600% due 3/25/27(b)(h)	2,043,297
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(b)	5,916,197
2,072,147	Series K118, Class X1, 0.958% due 9/25/30(b)(h)	113,318
63,584,262	Series K119, Class X1, 0.930% due 9/25/30(b)(h)	3,316,282
29,087,961	Series K120, Class X1, 1.037% due 10/25/30(b)(h)	1,678,620
41,324,980	Series K121, Class X1, 1.023% due 10/25/30(b)(h)	2,361,673
12,732,663	Series K122, Class X1, 0.880% due 11/25/30(b)(h)	643,730
23,902,843	Series K124, Class X1, 0.720% due 12/25/30(b)(h)	1,030,698
53,767,608	Series K125, Class X1, 0.583% due 1/25/31(b)(h)	1,864,666
30,641,214	Series K129, Class X1, 1.034% due 5/25/31(b)(h)	1,878,499

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$30,155,624	Series K130, Class X1, 1.037% due 6/25/31(b)(h)	$1,968,312
55,984,345	Series K132, Class X1, 0.508% due 8/25/31(b)(h)	1,885,620
30,246,137	Series K-1519, Class X1, 0.597% due 12/25/35(b)(h)	1,436,676
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,425,639
5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 7.023% (SOFR30A + 2.050%) due 12/25/33(a)(b)	4,795,659
	Freddie Mac Strips:
893,904	Series 303, Class C10, 3.500% due 1/15/33(h)	93,888
964,373	Series 375, Class C1, 2.500% due 1/25/51(h)	145,263
897,471	Series 386, Class C14, 2.500% due 3/15/52(h)	129,215
5,969,988	Series 389, Class C1, 1.500% due 5/15/37(h)	355,725
	GCAT Trust:
470,508	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(b)	396,417
495,724	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(b)	409,155
653,232	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	533,836
890,964	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(b)	699,729
1,253,755	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(b)	1,001,945
469,103	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(a)(b)	405,867
	Government National Mortgage Association (GNMA):
713,646	Series 2012-116, Class IB, 4.000% due 9/16/42(h)	143,553
1,282,467	Series 2012-32, Class Z, 3.500% due 3/20/42	1,210,434
667,947	Series 2014-12, Class ZB, 3.000% due 1/16/44	605,716
734,658	Series 2014-46, Class IO, 5.000% due 3/16/44(h)	105,416
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	569,122
548,460	Series 2019-5, Class JI, 5.000% due 7/16/44(h)	87,981
25,650,350	Series 2020-173, Class JI, 2.000% due 11/20/50(h)	2,761,794
15,186,856	Series 2021-129, Class IO, 0.982% due 6/16/63(b)(h)	1,073,216
11,661,387	Series 2021-137, Class IQ, 3.000% due 8/20/51(h)	1,746,116
21,685,577	Series 2021-184, Class IO, 0.883% due 12/16/61(b)(h)	1,433,551
14,556,434	Series 2021-30, Class IB, 2.500% due 2/20/51(h)	2,008,920
17,307,083	Series 2021-35, Class IO, 1.028% due 12/16/62(b)(h)	1,257,908
19,287,852	Series 2021-52, Class IO, 0.719% due 4/16/63(b)(h)	1,032,407
16,734,738	Series 2021-58, Class SL, 0.000% (1-Month USD-LIBOR + 3.750%) due 4/20/51(b)(h)	548,454
4,771,389	Series 2021-77, Class EA, 1.000% due 7/20/50	3,658,575
15,062,695	Series 2021-77, Class IT, 2.500% due 5/20/51(h)	2,234,808
19,851,460	Series 2021-79, Class IO, 0.881% due 8/16/63(b)(h)	1,318,290
10,050,127	Series 2022-174, Class AZ, 3.500% due 5/20/51	8,556,695
489,695	Series 2022-24, Class GA, 3.000% due 2/20/52	447,096
28,297,646	Series 2022-49, Class IO, 0.761% due 3/16/64(b)(h)	1,710,963
16,628,183	Series 2022-61, Class EI, 3.000% due 7/20/51(h)	2,315,849
8,485,182	Series 2022-64, Class IO, 2.500% due 2/20/50(h)	1,032,614
31,566,809	Series 2022-80, Class IO, 0.590% due 6/16/64(b)(h)	1,616,533
28,845,914	Series 2022-82, Class IO, 0.537% due 2/16/64(b)(h)	1,422,052
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 7.905% (1-Month TSFR + 2.846%) due 12/15/36(a)(b)	482,349
500,000	Series 2019-WOLF, Class F, 8.304% (1-Month TSFR + 3.245%) due 12/15/36(a)(b)	474,790
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 6.957% (1-Month USD-LIBOR + 1.850%) due 7/15/31(a)(b)	272,000
400,000	Series 2018-TWR, Class E, 7.457% (1-Month USD-LIBOR + 2.350%) due 7/15/31(a)(b)	256,000
400,000	Series 2018-TWR, Class F, 8.157% (1-Month USD-LIBOR + 3.050%) due 7/15/31(a)(b)	240,000

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$400,000	Series 2018-TWR, Class G, 9.282% (1-Month USD-LIBOR + 4.175%) due 7/15/31(a)(b)	$218,000
700,000	Series 2021-IP, Class D, 7.207% (1-Month USD-LIBOR + 2.100%) due 10/15/36(a)(b)	624,105
100,000	Series 2022-SHIP, Class A, 5.790% (1-Month TSFR + 0.731%) due 8/15/36(a)(b)	99,213
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	670,812
9,981,121	Series 2017-GS7, Class XA, 1.081% due 8/10/50(b)(h)	345,431
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,314,377
1,200,000	Series 2018-GS9, Class C, 4.352% due 3/10/51(b)	995,231
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,302,396
4,895,754	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.432% (1-Month USD-LIBOR + 0.300%) due 1/25/47(b)	4,313,223
2,000,000	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 5/25/27(a)	1,999,095
	Imperial Fund Mortgage Trust:
504,168	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(b)	406,840
914,104	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(b)	765,596
1,450,563	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(a)	1,331,857
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.364% due 7/5/33(a)(b)	642,390
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	1,716,709
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(a)(b)	740,565
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(a)(b)	493,220
679,836	Series 2022-NLP, Class A, 5.656% (1-Month TSFR + 0.597%) due 4/15/37(a)(b)	645,002
	JP Morgan Mortgage Trust:
2,132,300	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	2,131,296
6,430,951	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,727,709
1,537,648	Series 2021-3, Class B1, 2.943% due 7/25/51(a)(b)	1,212,921
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.303% due 2/15/48(b)	1,491,673
1,205,000	Series 2015-C28, Class C, 4.137% due 10/15/48(b)	1,047,304
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	500,619
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,012,124
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	884,382
	Legacy Mortgage Asset Trust:
360,418	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	337,509
478,701	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	442,230
244,756	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	224,780
3,072,765	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.618% (1-Month USD-LIBOR + 0.480%) due 3/25/47(b)	2,794,775
	Life Mortgage Trust:
1,619,935	Series 2021-BMR, Class A, 5.873% (1-Month TSFR + 0.814%) due 3/15/38(a)(b)	1,578,198
3,179,908	Series 2021-BMR, Class D, 6.573% (1-Month TSFR + 1.514%) due 3/15/38(a)(b)	3,048,195
2,400,000	Series 2022-BMR2, Class D, 7.601% (1-Month TSFR + 2.542%) due 5/15/39(a)(b)	2,282,705
825,040	Med Trust, Series 2021-MDLN, Class G, 10.358% (1-Month USD-LIBOR + 5.250%) due 11/15/38(a)(b)	756,633
6,155,712	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,092,601
	MFA Trust:
306,733	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(b)	268,764
375,725	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(b)	311,274
	Morgan Stanley Bank of America Merrill Lynch Trust:
15,819,783	Series 2014-C19, Class XA, 0.953% due 12/15/47(b)(h)	147,777

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	$2,464,216
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,335,453
1,652,000	Series 2016-C31, Class C, 4.265% due 11/15/49(b)	1,269,810
	Morgan Stanley Capital I Trust:
14,057,372	Series 2016-UB11, Class XA, 1.439% due 8/15/49(b)(h)	507,980
12,066,927	Series 2016-UB12, Class XA, 0.651% due 12/15/49(b)(h)	218,837
467,000	Series 2018-SUN, Class A, 6.007% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	460,225
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,181,110
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	484,696
21,957,067	Series 2019-L3, Class XA, 0.635% due 11/15/52(b)(h)	682,017
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	632,138
1,605,634	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(b)	1,598,966
	New Residential Mortgage Loan Trust:
356,269	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(b)	304,493
231,175	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(b)	206,750
1,094,524	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(b)	897,753
1,053,534	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(b)	867,676
	OBX Trust:
698,807	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(b)	565,458
642,504	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(b)	490,547
1,237,001	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	1,051,881
3,768,904	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 1/25/63(a)	3,770,088
415,826	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 8.860% (1-Month USD-LIBOR + 3.700%) due 11/27/31(a)(b)	405,488
1,338,021	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,220,725
1,002,912	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	933,940
	PRPM LLC:
258,947	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(b)	245,158
459,048	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)	431,643
669,444	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	615,193
602,580	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	552,838
3,429,189	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	3,159,920
610,758	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(b)	567,534
1,592,066	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(a)	1,497,779
241,132	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(a)	212,238
963,924	Series 2022-5, Class A1, step bond to yield, 6.900% due 9/27/27(a)	948,670
	Rali Trust:
1,158,414	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	949,608
3,045,259	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,461,989
3,657,305	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,263,035
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(a)(b)	2,645,589
248,897	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(b)	224,387
	Seasoned Credit Risk Transfer Trust:
337,273	Series 2019-1, Class MA, 3.500% due 7/25/58	318,956
520,213	Series 2019-1, Class MT, 3.500% due 7/25/58	469,865
5,497,283	Series 2019-4, Class MV, 3.000% due 2/25/59	4,835,633
650,599	Series 2020-1, Class MT, 2.500% due 8/25/59	555,853
6,355,404	Series 2020-2, Class MT, 2.000% due 11/25/59	5,264,009
6,189,159	Series 2020-3, Class M5TW, 3.000% due 5/25/60	5,567,166

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.388% due 1/5/43(a)(b)	$2,311,947
	SG Residential Mortgage Trust:
912,013	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(b)	720,933
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(b)	3,405,665
5,150,000	SMRT, Series 2022-MINI, Class D, 7.010% (1-Month TSFR + 1.950%) due 1/15/39(a)(b)	4,840,114
545,633	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(b)	469,776
	Starwood Mortgage Residential Trust:
193,682	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(b)	171,960
765,381	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(b)	622,538
1,039,111	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(b)	873,445
972,335	Series 2021-6, Class A1, 1.920% due 11/25/66(a)(b)	799,734
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 6.482% (1-Month USD-LIBOR + 1.375%) due 7/15/36(a)(b)	3,305,030
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	808,093
1,532,449	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(b)	1,270,082
429,613	Triangle Re Ltd., Series 2021-3, Class M1A, 6.873% (SOFR30A + 1.900%) due 2/25/34(a)(b)	429,247
416,443	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(b)	352,261
	UBS Commercial Mortgage Trust:
4,311,830	Series 2017-C1, Class XA, 1.523% due 6/15/50(b)(h)	198,053
1,685,321	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,566,799
	VCAT LLC:
172,878	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(e)	163,750
783,537	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	724,388
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(b)	2,441,588
291,000	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(b)	248,511
439,260	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(b)	349,301
1,118,487	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(b)	905,595
1,137,148	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(b)	946,521
1,343,297	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	1,137,068
242,044	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(b)	216,403
337,572	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(b)	291,494
942,236	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(a)	845,275
3,800,000	Series 2023-4, Class A1, step bond to yield, 5.811% due 5/25/27(a)	3,773,805
3,848,938	Series 2023-INV1, Class A1, step bond to yield, 5.999% due 2/25/68(a)	3,844,452
307,010	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	282,267
854,953	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)	778,619
1,799,958	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	1,655,328
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,278,647
9,155,698	Series 2017-C38, Class XA, 0.966% due 7/15/50(b)(h)	271,407
780,083	Series 2018-C45, Class ASB, 4.147% due 6/15/51	755,492
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	673,235
3,454,283	Series 2021-SAVE, Class D, 7.607% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(b)	3,024,393
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $521,236,390)	444,768,022

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.8%
$1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 6.460% (3-Month USD-LIBOR + 1.200%) due 10/15/34(a)(b)	$973,868
505,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610% due 1/18/28(a)	502,197
1,600,000	AIG CLO LLC, Series 2021-1A, Class A, 6.373% (3-Month USD-LIBOR + 1.100%) due 4/22/34(a)(b)	1,559,028
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.400% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	489,108
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 7.110% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(b)	493,281
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,451,997
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,578,294
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 6.773% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(b)	973,644
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 7.060% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(b)	474,734
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.207% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	253,600
1,050,000	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(a)	1,042,643
1,384,954	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 5.368% (1-Month USD-LIBOR + 0.230%) due 5/25/37(b)	955,541
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	557,251
5,920,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330% due 8/20/26(a)	5,531,649
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 6.395% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	1,402,237
1,660,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.435% (3-Month USD-LIBOR + 1.180%) due 7/25/34(a)(b)	1,620,160
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.423% (3-Month USD-LIBOR + 1.150%) due 4/24/34(a)(b)	971,124
141,537	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	135,016
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 6.350% (3-Month USD-LIBOR + 1.100%) due 4/20/34(a)(b)	1,052,905
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 6.207% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	754,908
370,000	Series 2021-FL7, Class B, 7.157% (1-Month USD-LIBOR + 2.050%) due 12/15/38(a)(b)	352,703
2,000,000	Capital Four US CLO I Ltd., Series 2021-1A, Class A, 6.472% (3-Month USD-LIBOR + 1.210%) due 1/18/35(a)(b)	1,947,330
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 6.342% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(b)	1,952,304
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,558,092
1,212,713	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 5.298% (1-Month USD-LIBOR + 0.160%) due 10/25/36(b)	1,162,139
4,407,577	C-BASS Trust, Series 2006-CB9, Class A4, 5.598% (1-Month USD-LIBOR + 0.460%) due 11/25/36(b)	2,066,479
425,000	CCG Receivables Trust, Series 2023-1, Class A2, 5.820% due 9/16/30(a)	427,825
108,381	CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	92,409
893,923	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650% due 5/15/35(a)	890,419
230,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.770% due 10/15/30	229,281
1,319,472	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(a)	1,317,083
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.470% (3-Month USD-LIBOR + 1.220%) due 1/20/35(a)(b)	1,208,125
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	452,415

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.8% (continued)
$4,082,292	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 3.007% (1-Month USD-LIBOR + 0.480%) due 5/25/36(b)	$2,682,074
	DB Master Finance LLC:
1,602,563	Series 2019-1A, Class A23, 4.352% due 5/20/49(a)	1,486,027
328,990	Series 2021-1A, Class A23, 2.791% due 11/20/51(a)	262,467
734,000	Dell Equipment Finance Trust, Series 2023-1, Class A3, 5.650% due 9/22/28(a)	740,221
	Domino’s Pizza Master Issuer LLC:
982,013	Series 2019-1A, Class A2, 3.668% due 10/25/49(a)	868,233
671,300	Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	577,904
1,953,578	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 6.380% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(b)	1,931,066
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(a)	306,241
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(a)	373,445
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 7.307% (3-Month TSFR + 2.250%) due 4/16/36(a)(b)	651,046
480,000	Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.420% due 10/22/29(a)	483,220
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	570,747
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	835,692
500,000	Series 2022-1A, Class B, 2.180% due 6/15/26	493,117
197,000	Series 2022-6A, Class B, 6.030% due 8/16/27	197,054
470,000	Series 2023-1A, Class B, 5.720% due 4/15/27	467,393
5,344,679	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 5.278% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	2,916,687
1,362,296	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(a)	1,300,305
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(a)	170,671
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(a)	467,119
2,378,324	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,373,752
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,366,838
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,318,775
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.390% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	1,958,746
1,690,000	FS Rialto, Series 2021-FL3, Class A, 6.355% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	1,646,853
560,000	FS RIALTO, Series 2021-FL2, Class A, 6.325% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(b)	541,705
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 6.473% (3-Month USD-LIBOR + 1.200%) due 1/22/35(a)(b)	2,443,750
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 6.450% (3-Month USD-LIBOR + 1.200%) due 10/20/34(a)(b)	488,701
	GLS Auto Receivables Issuer Trust:
1,000,000	Series 2021-2A, Class C, 1.080% due 6/15/26(a)	967,527
100,000	Series 2022-3A, Class B, 4.920% due 1/15/27(a)	98,375
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,555,465
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,421,634
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,488,844
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	872,608
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 7.107% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(b)	766,817

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.8% (continued)
$1,000,000	Halsey Point CLO I Ltd., Series 2019-1A, Class B1, 7.450% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(b)	$980,295
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.509% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)	488,387
	Home Partners of America Trust:
1,682,987	Series 2021-1, Class D, 2.477% due 9/17/41(a)	1,370,382
768,772	Series 2021-1, Class E, 2.577% due 9/17/41(a)	619,780
885,646	Series 2021-1, Class F, 3.325% due 9/17/41(a)	698,554
4,448,984	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	3,548,038
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 6.038% (1-Month USD-LIBOR + 0.900%) due 9/25/35(b)	3,427,809
515,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.020% due 6/15/27(a)	515,230
1,000,000	LCM XV LP, Series 15A, Class DR, 8.950% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	883,750
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,732,748
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 6.530% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(b)	985,085
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.500% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	979,330
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.455% (3-Month USD-LIBOR + 1.200%) due 7/25/34(a)(b)	965,592
743,535	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	733,986
1,930,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	1,878,158
7,990,321	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 5.418% (1-Month USD-LIBOR + 0.280%) due 11/25/37(b)	4,099,385
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(a)	988,413
	MF1 Ltd.:
3,800,000	Series 2022-FL8, Class A, 6.273% (SOFR30A + 1.350%) due 2/19/37(a)(b)	3,701,924
845,000	Series 2022-FL8, Class AS, 6.673% (SOFR30A + 1.750%) due 2/19/37(a)(b)	827,133
885,600	MKS CLO Ltd., Series 2017-1A, Class AR, 6.250% (3-Month USD-LIBOR + 1.000%) due 7/20/30(a)(b)	870,686
885,687	MP CLO III Ltd., Series 2013-1A, Class AR, 6.500% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	875,388
	Navient Private Education Refi Loan Trust:
427,984	Series 2021-EA, Class A, 0.970% due 12/16/69(a)	365,242
652,072	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	554,304
815,000	Series 2023-A, Class A, 5.510% due 10/15/71(a)	811,662
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 5.873% (1-Month USD-LIBOR + 0.735%) due 10/25/35(b)	3,240,286
968,067	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.591% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	958,406
1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 6.480% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(b)	975,000
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 7.419% (3-Month TSFR + 2.350%) due 4/20/36(a)(b)	925,581
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 6.400% (3-Month USD-LIBOR + 1.150%) due 7/20/34(a)(b)	488,000
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(a)	992,976
	Pagaya AI Debt Selection Trust:
1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,068,563
1,999,891	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,903,977
	Pagaya AI Debt Trust:
1,499,802	Series 2022-1, Class B, 3.344% due 10/15/29(a)	1,390,813

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.8% (continued)
$1,500,000	Series 2023-3, Class A, 7.600% due 12/16/30(a)	$1,505,514
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 8.138% (1-Month USD-LIBOR + 3.000%) due 3/25/26(a)(b)	1,726,419
745,000	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(a)	749,773
525,919	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	484,988
	Pretium Mortgage Credit Partners I LLC:
587,183	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	543,281
1,108,296	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,036,897
	Progress Residential Trust:
1,900,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(a)	1,634,997
333,097	Series 2022-SFR3, Class A, 3.200% due 4/17/39(a)	305,843
247,578	Series 2022-SFR5, Class A, 4.451% due 6/17/39(a)	239,541
1,065,000	Series 2022-SFR6, Class A, 4.451% due 7/20/39(a)	1,026,178
550,000	Series 2023-SFR1, Class A, 4.300% due 3/17/40(a)	522,921
1,921,900	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 6.200% (3-Month USD-LIBOR + 0.940%) due 10/15/30(a)(b)	1,894,220
2,010,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 6.410% (3-Month USD-LIBOR + 1.160%) due 4/20/34(a)(b)	1,962,765
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 6.910% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(b)	969,423
1,470,000	RR 1 LLC, Series 2017-1A, Class A1AB, 6.410% (3-Month USD-LIBOR + 1.150%) due 7/15/35(a)(b)	1,433,985
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 6.480% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(b)	489,366
	Santander Drive Auto Receivables Trust:
840,000	Series 2022-4, Class B, 4.420% due 11/15/27	821,830
185,000	Series 2022-6, Class B, 4.720% due 6/15/27	181,456
740,000	Series 2022-7, Class B, 5.950% due 1/17/28	745,960
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	361,294
41,337	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	40,685
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	904,808
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 6.325% (3-Month USD-LIBOR + 1.070%) due 4/25/34(a)(b)	1,657,957
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 6.435% (3-Month USD-LIBOR + 1.180%) due 10/25/34(a)(b)	483,889
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 8.381% (1-Month TSFR + 3.314%) due 4/17/38(a)(b)	3,274,847
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.448% (1-Month USD-LIBOR + 0.310%) due 7/25/36(b)	2,853,609
828,788	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	701,526
1,852,696	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,478,011
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 6.245% (3-Month USD-LIBOR + 0.980%) due 4/19/34(a)(b)	1,898,189
735,000	Texas Natural Gas Securitization Finance Corp., 5.102% due 4/1/35	753,432
337,497	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480% due 8/17/26(a)	336,653
1,000,000	Trimaran Cavu Ltd., Series 2021-3A, Class A, 6.472% (3-Month USD-LIBOR + 1.210%) due 1/18/35(a)(b)	978,104
548,363	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.308% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	529,170
	Upstart Pass-Through Trust:
467,424	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)	447,146
555,955	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)	527,187
	Upstart Securitization Trust:
313,068	Series 2019-3, Class C, 5.381% due 1/21/30(a)	312,666

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.8% (continued)
$942,347	Series 2020-1, Class C, 4.899% due 4/22/30(a)	$928,154
59,182	Series 2021-3, Class A, 0.830% due 7/20/31(a)	58,458
213,608	Series 2021-4, Class A, 0.840% due 9/20/31(a)	209,015
1,271,051	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,165,919
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.390% (3-Month USD-LIBOR + 1.130%) due 4/15/34(a)(b)	1,650,150
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 6.500% (3-Month USD-LIBOR + 1.240%) due 4/15/34(a)(b)	647,206
1,077,726	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	985,609
3,315,000	Verizon Master Trust, Series 2023-2, Class C, 5.380% due 4/13/28	3,298,779
668,401	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(e)	622,678
770,645	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	704,759
440,249	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	413,291
	Wellfleet CLO X Ltd.:
1,335,000	Series 2019-XA, Class A1R, 6.420% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	1,306,066
1,000,000	Series 2019-XA, Class A2R, 7.000% (3-Month USD-LIBOR + 1.750%) due 7/20/32(a)(b)	950,581
879,338	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	737,174
	Westlake Automobile Receivables Trust:
200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(a)	198,499
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(a)	901,723
987,500	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	857,898
330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	328,628
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $197,387,459)	181,144,888
SENIOR LOANS(b) - 0.6%
80,000	AAdvantage Loyality IP Ltd., 10.000% (3-Month USD-LIBOR + 0.475%) due 4/20/28	80,262
222,188	Acrisure LLC, 9.404% (1-Month USD-LIBOR + 0.425%) due 2/15/27	210,523
40,625	Acuris Finance U.S. Inc., 9.048% (3-Month USD-LIBOR + 0.400%) due 2/16/28	39,145
163,763	Air Canada, 8.839% (3-Month USD-LIBOR + 0.350%) due 8/11/28	163,114
107,800	AlixPartners LLP, 0.000% (1-Month USD-LIBOR + 0.275%) due 2/4/28	106,677
79,800	Alliant Holdings Intermediate LLC, 8.559% (1-Month USD-LIBOR + 0.350%) due 11/5/27	77,690
49,250	Allied Universal Holdco LLC, 9.003% (1-Month USD-LIBOR + 0.375%) due 5/12/28	46,209
61,476	Allspring Buyer LLC, 8.188% (3-Month USD-LIBOR + 0.300%) due 11/1/28	59,997
53,350	American Airlines Inc., 6.510% (6-Month USD-LIBOR + 0.175%) due 1/29/27	51,238
9,775	AmWINS Group Inc., 7.404% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,569
299,242	Ascend Learning LLC, 8.753% (1-Month USD-LIBOR + 0.350%) due 12/11/28	268,055
240,383	Astra Acquisition Corp., 10.404% (1-Month USD-LIBOR + 0.525%) due 10/25/28	173,076
20,000	Asurion LLC, 10.404% (1-Month USD-LIBOR + 0.525%) due 1/31/28	16,413
	athenahealth Group Inc.:
138,042	8.598% (1-Month USD-LIBOR + 0.350%) due 2/15/29	129,759
269,429	Aveanna Healthcare LLC, due 7/17/28(j)	225,227
154,688	Axalta Coating Systems Dutch Holding B BV, 7.898% (3-Month USD-LIBOR + 0.300%) due 12/20/29	154,652
467,272	Bausch + Lomb Corp., 8.457% (3-Month USD-LIBOR + 0.325%) due 5/10/27	450,917
112,406	Brookfield WEC Holdings Inc., 7.904% (1-Month USD-LIBOR + 0.275%) due 8/1/25	111,101
140,000	Caesars Entertainment Inc., 8.503% (1-Month USD-LIBOR + 0.325%) due 2/6/30	138,666
14,475	Calpine Corp., 7.154% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,324

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.6% (continued)
$300,340	Carnival Corp., 8.404% (1-Month USD-LIBOR + 0.325%) due 10/18/28	$290,828
150,858	Cengage Learning Inc., 9.880% (3-Month USD-LIBOR + 0.475%) due 7/14/26	142,128
122,188	Charter Next Generation Inc., 9.018% (1-Month USD-LIBOR + 0.375%) due 12/1/27	118,690
245,000	Clarios Global LP, 8.903% (1-Month USD-LIBOR + 0.375%) due 5/6/30	242,347
37,300	Clear Channel Outdoor Holdings Inc., 8.807% (3-Month USD-LIBOR + 0.350%) due 8/21/26	35,033
8,793	Columbus McKinnon Corp., 7.921% (1-Month USD-LIBOR + 0.275%) due 5/14/28	8,760
63,050	Connect Finco SARL, 8.660% (1-Month USD-LIBOR + 0.350%) due 12/11/26	62,538
97,500	Conservice Midco LLC, 9.395% (3-Month USD-LIBOR + 0.425%) due 5/13/27	96,281
78,295	Constellation Renewables LLC, 8.025% (3-Month USD-LIBOR + 0.250%) due 12/15/27	77,598
103,052	Cornerstone OnDemand Inc., 8.904% (1-Month USD-LIBOR + 0.375%) due 10/16/28	92,361
99,338	Cyxtera DC Holdings Inc., 8.068% (3-Month USD-LIBOR + 0.300%) due 5/1/24	58,181
118,300	DCert Buyer Inc., 9.264% (3-Month USD-LIBOR + 0.400%) due 10/16/26	115,424
15,000	DG Investment Intermediate Holdings 2 Inc., 12.018% (1-Month USD-LIBOR + 0.675%) due 3/30/29	13,208
112,965	DIRECTV Financing LLC, 10.154% (1-Month USD-LIBOR + 0.500%) due 8/2/27	106,999
186,468	EAB Global Inc., 8.871% (3-Month USD-LIBOR + 0.350%) due 8/16/28	180,708
24,500	Ecovyst Catalyst Technologies LLC, 7.645% (3-Month USD-LIBOR + 0.250%) due 6/9/28	24,209
	EG Group Ltd.:
66,580	9.151% (6-Month USD-LIBOR + 0.400%) due 2/7/25	64,882
39,470	0.000% (3-Month USD-LIBOR + 0.425%) due 3/31/26	38,425
	Envision Healthcare Corp.:
65,567	8.648% (3-Month USD-LIBOR + 0.375%) due 3/31/27(f)	553
26,828	9.148% (3-Month USD-LIBOR + 0.425%) due 3/31/27(f)	3,901
227,700	Fertitta Entertainment LLC, 9.153% (1-Month USD-LIBOR + 0.400%) due 1/27/29	218,924
106,514	First Advantage Holdings LLC, 7.904% (1-Month USD-LIBOR + 0.275%) due 1/31/27	105,404
147,519	Flutter Entertainment PLC, 7.409% (3-Month USD-LIBOR + 0.225%) due 7/21/26	146,798
290,000	Formula One Management Ltd., 8.153% (1-Month USD-LIBOR + 0.300%) due 1/15/30	289,710
117,594	Gainwell Acquisition Corp., 8.998% (3-Month USD-LIBOR + 0.400%) due 10/1/27	111,163
155,000	Garda World Security Corp., 9.444% (1-Month USD-LIBOR + 0.425%) due 10/30/26	152,404
80,302	Getty Images Inc., 9.506% (3-Month USD-LIBOR + 0.450%) due 2/19/26	80,162
33,695	Grab Holdings Inc., 9.660% (1-Month USD-LIBOR + 0.450%) due 1/29/26	33,558
128,053	Graham Packaging Co., Inc., 8.268% (1-Month USD-LIBOR + 0.300%) due 8/4/27	124,674
107,537	Great Outdoors Group LLC, 8.904% (1-Month USD-LIBOR + 0.375%) due 3/6/28	104,257
24,385	Greystone Select Financial LLC, 10.265% (3-Month USD-LIBOR + 0.500%) due 6/16/28	22,861
155,000	Grifols Worldwide Operations Ltd., due 11/15/27(j)	148,859
45,902	H-Food Holdings LLC, 9.269% (3-Month USD-LIBOR + 0.369%) due 5/23/25	37,252
63,700	Horizon Therapeutics USA Inc., 6.938% (1-Month USD-LIBOR + 0.175%) due 3/15/28	63,425
237,128	Hunter Douglas Holding BV, 8.666% (3-Month USD-LIBOR + 0.350%) due 2/26/29(e)	217,091
97,920	Husky Injection Molding Systems Ltd., 8.151% (3-Month USD-LIBOR + 0.300%) due 3/28/25	92,647
50,125	Hyland Software Inc., 11.404% (1-Month USD-LIBOR + 0.625%) due 7/7/25	47,565
	Icon PLC:
146,872	7.410% (3-Month USD-LIBOR + 0.225%) due 7/3/28	146,567
95,551	iHeartCommunications Inc., 8.154% (1-Month USD-LIBOR + 0.300%) due 5/1/26	74,518
117,900	Ingram Micro Inc., 8.659% (3-Month USD-LIBOR + 0.350%) due 6/30/28	113,184
240,212	Intelsat Jackson Holdings SA, 9.443% (3-Month USD-LIBOR + 0.425%) due 2/1/29	235,879
99,145	ION Trading Finance Ltd., 9.909% (3-Month USD-LIBOR + 0.475%) due 4/1/28	94,849
137,931	IRB Holding Corp., 8.253% (1-Month USD-LIBOR + 0.300%) due 12/15/27	133,639
452,516	Jazz Pharmaceuticals PLC, 8.654% (1-Month USD-LIBOR + 0.350%) due 5/5/28	451,384
88,113	Kronos Acquisition Holdings Inc., 8.904% (1-Month USD-LIBOR + 0.375%) due 12/22/26	84,242
132,867	LifePoint Health Inc., 9.023% (3-Month USD-LIBOR + 0.375%) due 11/16/25	116,314
33,743	Lions Gate Capital Holdings LLC, 7.404% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,019

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.6% (continued)
$139,490	Lummus Technology Holdings V LLC, 8.768% (1-Month USD-LIBOR + 0.350%) due 6/30/27	$137,010
35,813	Maravai Intermediate Holdings LLC, 8.028% (3-Month USD-LIBOR + 0.300%) due 10/19/27	35,574
147,375	Mavis Tire Express Services Topco Corp., 0.000% (1-Month USD-LIBOR + 0.400%) due 5/4/28	141,928
78,702	McAfee Corp., 8.843% (1-Month USD-LIBOR + 0.375%) due 3/1/29	73,586
425,700	Medline Borrower LP, 8.404% (1-Month USD-LIBOR + 0.325%) due 10/23/28	412,218
108,412	Messer Industries GmbH, 7.660% (3-Month USD-LIBOR + 0.250%) due 3/2/26	108,028
93,500	Mileage Plus Holdings LLC, 10.213% (3-Month USD-LIBOR + 0.525%) due 6/21/27	96,704
45,000	Misys Ltd., 12.405% (2-Month USD-LIBOR + 0.725%) due 6/13/25	38,053
29,651	NASCAR Holdings LLC, 7.768% (1-Month USD-LIBOR + 0.250%) due 10/19/26	29,622
43,061	NCR Corp., 7.780% (3-Month USD-LIBOR + 0.250%) due 8/28/26	42,173
172,813	Olympus Water US Holding Corp., 8.938% (3-Month USD-LIBOR + 0.375%) due 11/9/28	160,911
299,109	OneDigital Borrower LLC, 9.503% (1-Month USD-LIBOR + 0.425%) due 11/16/27	289,887
53,725	Packaging Coordinators Midco Inc., 8.659% (3-Month USD-LIBOR + 0.350%) due 11/30/27	51,367
43,261	Packers Holdings LLC, 8.416% (1-Month USD-LIBOR + 0.325%) due 3/9/28	19,381
44,497	PCI Gaming Authority, 7.654% (1-Month USD-LIBOR + 0.250%) due 5/29/26	44,275
115,277	Peraton Corp., 9.003% (1-Month USD-LIBOR + 0.375%) due 2/1/28	109,555
73,688	PetSmart LLC, 9.003% (1-Month USD-LIBOR + 0.375%) due 2/11/28	72,527
4,886	PetVet Care Centers LLC, 8.654% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,617
126,425	PG&E Corp., 8.188% (1-Month USD-LIBOR + 0.300%) due 6/23/25	125,108
	Phoenix Services International LLC:
9,926	16.404% (1-Month USD-LIBOR + 1.200%) due 7/29/23	8,834
28,548	17.136% (1-Month USD-LIBOR + 1.200%) due 7/29/23(f)	25,408
71,369	0.000% (3-Month USD-LIBOR) due 3/1/25(f)	5,531
109,450	PMHC II Inc., 9.304% (3-Month USD-LIBOR + 0.425%) due 4/23/29	94,154
84,492	Polaris Newco LLC, 9.159% (3-Month USD-LIBOR + 0.400%) due 6/2/28	75,547
75,321	Pregis TopCo LLC, 9.018% (1-Month USD-LIBOR + 0.375%) due 7/31/26	73,693
192,563	Pretium PKG Holdings Inc., 9.167% (3-Month USD-LIBOR + 0.400%) due 10/2/28	149,236
281,438	Proofpoint Inc., 8.404% (1-Month USD-LIBOR + 0.325%) due 8/31/28	271,508
171,204	Pug LLC, 8.654% (1-Month USD-LIBOR + 0.350%) due 2/12/27	145,737
117,153	Radiate Holdco LLC, 8.404% (1-Month USD-LIBOR + 0.325%) due 9/25/26	96,922
9,211	RentPath Inc., 0.000% due 12/31/25(e)	92
42,439	Reynolds Consumer Products LLC, 7.003% (1-Month USD-LIBOR + 0.175%) due 2/4/27	41,741
75,000	Scientific Games Holdings LP, due 4/4/29(j)	72,290
94,334	Sinclair Television Group Inc., 7.768% (1-Month USD-LIBOR + 0.250%) due 9/30/26	82,935
86,819	Six Flags Theme Parks Inc., 7.003% (1-Month USD-LIBOR + 0.175%) due 4/17/26	85,463
81,000	SkyMiles IP Ltd., 8.798% (3-Month USD-LIBOR + 0.375%) due 10/20/27	83,779
19,350	SMG US Midco 2 Inc., 7.773% (3-Month USD-LIBOR + 0.250%) due 1/23/25	19,156
37,978	Spin Holdco Inc., 8.986% (3-Month USD-LIBOR + 0.400%) due 3/4/28	30,335
58,875	SRS Distribution Inc., 8.654% (1-Month USD-LIBOR + 0.350%) due 6/2/28	55,821
48,900	Staples Inc., 10.299% (3-Month USD-LIBOR + 0.500%) due 4/16/26	41,565
33,957	Sunshine Luxembourg VII SARL, 8.909% (3-Month USD-LIBOR + 0.375%) due 10/1/26	33,080
128,025	SWF Holdings I Corp., 9.154% (1-Month USD-LIBOR + 0.300%) due 10/6/28	105,667
49,125	Tecta America Corp., 0.000% (1-Month USD-LIBOR + 0.425%) due 4/10/28	48,158
153,063	Tempo Acquisition LLC, 8.153% (1-Month USD-LIBOR + 0.300%) due 8/31/28	152,521
438,997	Trans Union LLC, 7.518% (1-Month USD-LIBOR + 0.225%) due 12/1/28	435,212
165,000	TransDigm Inc., 8.148% (3-Month USD-LIBOR + 0.325%) due 8/24/28	163,969
98,534	Travelport Finance (Luxembourg) SARL, 6.654% (1-Month USD-LIBOR + 0.150%) due 2/28/25	96,440
43,786	Tricorbraun Holdings Inc., 8.518% (1-Month USD-LIBOR + 0.325%) due 3/3/28	41,626
132,638	Triton Water Holdings Inc., 8.659% (3-Month USD-LIBOR + 0.350%) due 3/31/28	125,494
353,454	UKG Inc., 8.271% (3-Month USD-LIBOR + 0.325%) due 5/4/26	339,041

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.6% (continued)
$31,289	Ultra Clean Holdings Inc., 8.904% (1-Month USD-LIBOR + 0.375%) due 8/27/25	$31,250
53,900	United AirLines Inc., 8.888% (1-Month USD-LIBOR + 0.375%) due 4/21/28	53,540
12,538	United Natural Foods Inc., 8.518% (1-Month USD-LIBOR + 0.325%) due 10/22/25	12,499
29,025	Univar Solutions USA Inc., 7.154% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,007
37,293	Upbound Group Inc., 8.563% (3-Month USD-LIBOR + 0.325%) due 2/17/28	36,734
174,650	US Foods Inc., 7.154% (1-Month USD-LIBOR + 0.200%) due 9/13/26	173,794
4,912	Verscend Holding Corp., 9.154% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,898
39,089	WaterBridge Midstream Operating LLC, 11.005% (3-Month USD-LIBOR + 0.575%) due 6/22/26	38,551
107,719	WestJet Airlines Ltd., 8.251% (3-Month USD-LIBOR + 0.300%) due 12/11/26	99,254
20,000	Ziggo Financing Partnership, 7.607% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,075
	TOTAL SENIOR LOANS
	(Cost - $14,059,382)	13,272,098

	Rating††
MUNICIPAL BONDS - 0.1%
California - 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	23,256
360,000	AA-	State of California, GO, 7.300% due 10/1/39	434,571
		Total California	457,827
Massachusetts - 0.0%
725,000	Aa1(k)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	711,535
New York - 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	724,681
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	172,734
920,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	898,003
		Total New York	1,795,418
Texas - 0.0%
465,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	425,438
		TOTAL MUNICIPAL BONDS
		(Cost - $3,923,556)	3,390,218
SOVEREIGN BONDS - 0.1%
Bermuda - 0.0%
890,000		Bermuda Government International Bond, 2.375% due 8/20/30	750,181
Chile - 0.0%
400,000		Chile Government International Bond, 3.100% due 1/22/61	256,372
Colombia - 0.0%
600,000		Colombia Government International Bond, 4.125% due 5/15/51	350,199
Dominican Republic - 0.0%
100,000		Dominican Republic International Bond, 8.625% due 4/20/27	103,700
Hungary - 0.0%
595,000		Hungary Government International Bond, 5.250% due 6/16/29(a)	575,662

Mexico - 0.0%
		Mexico Government International Bond:
200,000		2.659% due 5/24/31	166,066
579,000		6.338% due 5/4/53	580,612
		Total Mexico	746,678

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Panama - 0.0%
	Panama Government International Bond:
$200,000	4.500% due 4/1/56	$147,723
300,000	3.870% due 7/23/60	194,640
	Total Panama	342,363
Peru - 0.0%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	194,000
Romania - 0.1%
	Romanian Government International Bond:
636,000	3.000% due 2/27/27(a)	578,836
1,228,000	3.000% due 2/14/31	1,012,290
	Total Romania	1,591,126
Saudi Arabia - 0.0%
430,000	Saudi Government International Bond, 5.000% due 1/18/53(a)	394,525
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	172,005
	TOTAL SOVEREIGN BONDS
	(Cost - $6,532,985)	5,476,811

Shares/Units

OPEN-END FUND - 2.6%
516,022	iShares 20+ Year Treasury Bond
	(Cost - $51,540,277)	53,145,106
COMMON STOCK - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,028	Intelsat SA*(e)
	(Cost - $80,988)	26,214
RIGHTS - 0.0%
214	Intelsat Jackson Holdings SA*(e)	1,338
	TOTAL RIGHTS
	(Cost - $0)	1,338
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,388,978,473)	2,165,341,773

Face Amount†

SHORT-TERM INVESTMENTS - 0.9%
TIME DEPOSITS - 0.9%
94	EUR	Citibank - London, 2.110% due 6/1/23	100
11,265,209		Citibank - New York, 4.430% due 6/1/23	11,265,209
4,702,310		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	4,702,310
1,957,421		Sumitomo Mitsui Banking Corp. - Tokyo, 4.430% due 6/1/23	1,957,421
		TOTAL TIME DEPOSITS
		(Cost - $17,925,040)	17,925,040

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATION - 0.0%
$850,000	U.S. Treasury Bills, 4.669% due 12/28/23(l)
	(Cost - $827,695)	$827,569
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $18,752,735)	18,752,609
	TOTAL INVESTMENTS - 105.8%
	(Cost - $2,407,731,208)	2,184,094,382
	Liabilities in Excess of Other Assets - (5.8)%	(118,864,436)
	TOTAL NET ASSETS - 100.0%	$2,065,229,946

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $419,139,327 and represents 20.30% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(e)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $1,924,555 and represents 0.09% of net assets.
(f)	Security is currently in default.
(g)	This security is traded on a TBA basis.
(h)	Interest only security.
(i)	Principal only security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rating by Moody’s Investors Service. All ratings are unaudited.
(l)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
3.550% due 12/15/29	3/24/2022	$134,858	$123,857	0.01%
3.800% due 9/15/30	8/2/2022	209,369	262,148	0.01%
TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 10/12/31	10/7/2021	476,842	138,111	0.01%
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	220,781	673,439	0.03%
Total			$1,197,555	0.06%

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	23.6%
Mortgage-Backed Securities	22.5
U.S. Government Obligations	21.0
Collateralized Mortgage Obligations	20.3
Asset-Backed Securities	8.3
Open-End Fund	2.4
Senior Loans	0.6
Sovereign Bonds	0.2
Municipal Bonds	0.2
Common Stock	0.0	*
Rights	0.0	*
Short-Term Investments	0.9
	100.0%

^	As a percentage of total investments.
*	Positions represent less than 0.05%.

At May 31, 2023, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	689	9/23	$78,814,609	$78,868,969	$54,360
U.S. Ultra Bond (CBT)	21	9/23	2,881,594	2,874,375	(7,219)
					47,141
Contracts to Sell:
U.S. 10Year Ultra	229	9/23	$(27,440,902)	$27,583,765	$(142,863)
U.S. 2Year Note (CBT)	10	9/23	(2,062,304)	2,058,281	4,023
U.S. 5Year Note (CBT)	451	9/23	(49,178,518)	49,194,235	(15,717)
U.S. Long Bond (CBT)	128	9/23	(16,273,022)	16,428,000	(154,978)
					(309,535)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(262,394)

Schedules of Investments May 31, 2023 (unaudited) Destinations Core Fixed Income Fund (concluded)

At May 31, 2023, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFR	2.880%	3/15/53	USD	990,000	$70,242	$11,594	$58,648
Receive	1D SOFR	2.970%	3/15/53	USD	3,065,000	(93,677)	9,928	(103,605)
Receive	1D SOFR	3.250%	6/21/53	USD	960,000	(27,259)	(10,562)	(16,697)
						$(50,694)	$10,960	$(61,654)

Currency Abbreviations used in this schedule:
EUR	—	Euro

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$5,349,000	2.500% due 6/1/52(a) (Proceeds — $4,613,670)	$(4,572,664)
6,405,000	3.000% due 6/1/53(a) (Proceeds — $5,768,753)	(5,684,813)
9,480,000	3.500% due 6/1/53(a) (Proceeds — $8,882,576)	(8,709,380)
1,205,000	4.000% due 6/1/53(a) (Proceeds — $1,156,188)	(1,138,348)
6,250,000	5.000% due 6/1/53(a) (Proceeds — $6,208,236)	(6,156,616)
2,410,000	3.000% due 7/1/53(a) (Proceeds — $2,135,863)	(2,141,275)
347,000	3.500% due 7/1/53(a) (Proceeds — $318,210)	(319,091)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $29,083,496)	$(28,722,187)

(a) This security is traded on a TBA basis.

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 49.4%
Basic Materials - 4.8%
$200,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	$201,016
		Copper Mountain Mining Corp., Senior Secured Notes:
114,013		8.000% due 4/9/26(b)	115,153
3,502,620		8.000% due 4/9/26(b)	3,537,646
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	194,772
150,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	140,710
		Glencore Funding LLC, Company Guaranteed Notes:
15,000		4.125% due 3/12/24(b)	14,768
60,000		4.000% due 4/16/25(b)	58,616
125,000		1.625% due 9/1/25(b)	115,110
200,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	196,328
10,309,000		Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(b)	9,903,547
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	197,100
200,000		Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	174,885
6,931,000		Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)	5,267,560
		Total Basic Materials	20,117,211
Communications - 14.7%
8,600,000		BuzzFeed Inc., Senior Unsecured Notes, 8.500% due 12/3/26(b)	5,406,820
9,351,000		Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	9,319,487
1,265,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.500% due 2/1/24	1,251,695
8,982,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(b)	8,856,933
4,548,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	4,384,811
195,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	196,593
7,209,000		Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(b)	7,186,536
6,342,000	EUR	Linkem SpA, Senior Secured Notes, 8.452% (3-Month EURIBOR + 6.000%) due 8/9/23(a)(b)	6,795,193
120,000		Meta Platforms Inc., Senior Unsecured Notes, 4.600% due 5/15/28	119,926
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	155,039
200,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	185,790
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	193,784
7,453,000		Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	7,475,240
7,922,000		TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(b)	7,554,815
1,818,000		Uber Technologies Inc., Company Guaranteed Notes, 7.500% due 5/15/25(b)	1,839,171
205,000		Verizon Communications Inc., Senior Unsecured Notes, 6.421% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	206,874
		Total Communications	61,128,707
Consumer Cyclical - 4.9%
3,561,000		American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(b)	3,450,502
200,000		Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	195,479
210,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	208,295
3,000,000	EUR	Georg Jensen A/S, Secured Notes, 10.323% due 5/14/25(a)	3,220,724
7,257,996		Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	6,432,188
354,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 13.159% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	339,419
210,000		Hyundai Capital America, Senior Unsecured Notes, 1.000% due 9/17/24(b)	197,730
215,000		Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	212,087
3,856,000		Scientific Games International Inc., Company Guaranteed Notes, 8.625% due 7/1/25(b)	3,938,261

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Consumer Cyclical - 4.9% - (continued)
$205,000		Warnermedia Holdings Inc., Company Guaranteed Notes, 3.788% due 3/15/25	$198,150
2,068,000		Yum! Brands Inc., Senior Unsecured Notes, 3.875% due 11/1/23	2,056,642
		Total Consumer Cyclical	20,449,477
Consumer Non-cyclical - 6.8%
183,000		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	145,108
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	172,250
210,000		Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	210,005
300,000	EUR	BidCoRelyOn Nutec AS, Secured Notes, 11.551% due 5/12/26	320,790
200,000		BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	178,840
13,681,000		Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	12,586,520
210,000		Constellation Brands Inc., Senior Unsecured Notes, 5.000% due 2/2/26	210,047
1,504,167		Cooks Venture Inc., Senior Secured Notes, 5.500% due 1/15/25(b)(c)	1,473,181
3,750,000	SEK	Desenio Group AB, 8.785% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(a)	206,764
215,000		Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	210,219
210,000		HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	208,527
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(b)(c)(d)	7,371,147
1,678,000		Nathan’s Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	1,665,415
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	194,740
120,000		Philip Morris International Inc., Senior Unsecured Notes, 4.875% due 2/13/26	119,760
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	187,360
		Royalty Pharma PLC, Company Guaranteed Notes:
100,000		0.750% due 9/2/23	98,695
40,000		1.200% due 9/2/25	36,153
75,000		1.750% due 9/2/27	64,691
		Triton Container International Ltd., Company Guaranteed Notes:
135,000		0.800% due 8/1/23(b)	132,834
75,000		1.150% due 6/7/24(b)	70,237
8,251,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)	2,387,633
210,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	198,155
		Total Consumer Non-cyclical	28,449,071
Diversified - 0.6%
2,505,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 10.733% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	2,516,232
Energy - 3.1%
235,417		AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	213,584
200,000		Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	199,510
100,000		Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	96,045
		Energy Transfer LP, Senior Unsecured Notes:
180,000		5.875% due 1/15/24	180,040
10,000		4.500% due 4/15/24	9,901
5,000		4.050% due 3/15/25	4,878
145,874		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	134,992
152,960		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	149,710
2,277,000		Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(b)(d)	2,407,928
182,114		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	152,435
3,785,000		HighPeak Energy Inc., Company Guaranteed Notes, 10.000% due 2/15/24(b)(d)	3,614,675
174,800		Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	165,230
4,705,000		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(b)	4,495,530
200,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	171,099
200,000		ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	197,598
200,000		Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	208,670

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Energy - 3.1% - (continued)
$250,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	$245,526
192,000	EUR	Schletter International BV, Senior Secured Notes, 9.698% (3-Month EURIBOR + 6.750%) due 9/12/25(a)	210,813
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	192,250
		Total Energy	13,050,414
Financial - 4.8%
205,000		American Express Co., Senior Unsecured Notes, 4.990% (SOFRRATE + 0.999%) due 5/1/26(a)	204,511
200,000		Athene Global Funding, Senior Secured Notes, 5.792% (SOFRINDX + 0.700%) due 5/24/24(a)(b)	197,694
		Avolon Holdings Funding Ltd.:
15,000		Company Guaranteed Notes, 5.125% due 10/1/23(b)	14,934
100,000		Senior Unsecured Notes, 2.125% due 2/21/26(b)	87,965
100,000		Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	97,393
200,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	193,464
150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	135,937
150,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	136,880
200,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	169,552
200,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)	198,560
200,000		Bancolombia SA, Subordinated Notes, 6.909% (5-Year CMT Index + 2.929%) due 10/18/27(a)	183,204
200,000		Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	169,493
200,000		Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	177,774
210,000		Bank of America Corp., Senior Unsecured Notes, 3.458% (3-Month TSFR + 1.232%) due 3/15/25(a)	205,943
210,000		Bank of Montreal, Senior Unsecured Notes, 5.591% (SOFRRATE + 0.710%) due 3/8/24(a)	210,152
200,000		Bank of Nova Scotia, Senior Unsecured Notes, 4.750% due 2/2/26	198,679
200,000		BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	190,331
		Brighthouse Financial Global Funding, Senior Secured Notes:
60,000		0.600% due 6/28/23(b)	59,636
75,000		1.750% due 1/13/25(b)	70,206
200,000		Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(a)	195,662
315,000		Citigroup Inc., Senior Unsecured Notes, 3.352% (3-Month TSFR + 1.158%) due 4/24/25(a)	307,870
200,000		DBS Group Holdings Ltd., Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	198,885
1,344,000		Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	1,183,164
200,000		Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(a)	185,000
205,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	197,959
2,892,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	2,706,141
14,069		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	11,753

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Financial - 4.8% - (continued)
		JPMorgan Chase & Co., Senior Unsecured Notes:
$105,000		3.220% (3-Month TSFR + 1.417%) due 3/1/25(a)	$102,988
215,000		3.900% due 7/15/25	211,140
719,000		M.H.H. Holding BV, Senior Secured Notes, 12.337% (3-Month USD-LIBOR + 7.000%) due 2/10/25(a)	733,380
160,000		Morgan Stanley, Senior Unsecured Notes, 5.520% (SOFRRATE + 0.455%) due 1/25/24(a)	159,851
200,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(b)	201,914
200,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	184,008
20,400,000	NOK	Nordic Capital Fund II, 9.940% (3-Month NIBOR + 6.250%) due 6/30/24	1,825,323
205,000		Royal Bank of Canada, Senior Unsecured Notes, 3.375% due 4/14/25	198,365
7,593,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,651,314
215,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	202,340
205,000		Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	197,079
215,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600%) due 6/2/24(a)	215,000
215,000		Welltower OP LLC, Company Guaranteed Notes, 3.625% due 3/15/24	210,767
		Total Financial	19,982,211
Healthcare - 1.3%
6,180,606		ProSomnus Holdings Inc., zero coupon, due 12/31/49(c)(d)	5,466,400
Industrial - 5.4%
3,845,054		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(e)	3,700,864
4,912,000		Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	4,842,762
273,986		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	191,927
210,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	197,723
205,000		Caterpillar Financial Services Corp., Senior Unsecured Notes, 4.350% due 5/15/26	203,994
2,233,000		FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	2,054,360
2,958,000		Hillenbrand Inc., Company Guaranteed Notes, 5.750% due 6/15/25	2,932,857
9,643,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	7,208,143
195,000		John Deere Capital Corp., Senior Unsecured Notes, 4.750% due 1/20/28	196,946
171,300		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,823
200,000		Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	196,130
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
15,000		3.450% due 7/1/24(b)	14,594
195,000		2.700% due 11/1/24(b)	186,205
200,000		Raytheon Technologies Corp., Senior Unsecured Notes, 5.000% due 2/27/26	201,342
205,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	198,273
		Total Industrial	22,477,943
Technology - 2.6%
2,529,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	2,560,609
25,000		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	24,034
185,000		Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	176,564
5,896,000	EUR	Fiven ASA, Senior Secured Notes, 9.600% (3-Month EURIBOR + 6.850%) due 6/21/24(a)	6,316,217
13,750,000	SEK	Impala Group PLC, 12.493% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,117,835
205,000		Microchip Technology Inc., Senior Unsecured Notes, 0.972% due 2/15/24	197,954
205,000		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.400% due 6/1/27	199,474
205,000		Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	208,566
		Total Technology	10,801,253

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Utilities - 0.4%
$200,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	$188,682
104,300		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	93,349
215,000		Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	203,171
200,000		Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	189,644
200,000		Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	182,500
136,700		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	132,257
200,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	178,666
		Pacific Gas & Electric Co., 1st Mortgage Notes:
80,000		3.250% due 2/16/24	78,378
150,000		4.950% due 6/8/25	147,456
200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	191,500
205,000		Southern California Edison Co., 1st Mortgage Notes, 4.900% due 6/1/26	203,557
		Total Utilities	1,789,160
		TOTAL CORPORATE BONDS & NOTES (Cost - $226,178,532)	206,228,079
SENIOR LOANS(a) - 10.4%
3,378,000	EUR	Casino, Guichard-Perrachon SA, due 8/31/25(f)	2,774,981
7,424,656		Cengage Learning Inc., 9.880% (3-Month USD-LIBOR + 4.750%) due 7/14/26	6,994,991
4,528,570		Diebold Nixdorf Inc., 10.479% (3-Month USD-LIBOR + 5.250%) due 7/15/25(c)	883,071
		First Brands Group LLC:
4,236,383		10.246% (6-Month USD-LIBOR + 5.000%) due 3/30/27	4,056,336
1,184,000		13.602% (3-Month USD-LIBOR + 8.500%) due 3/30/28	1,047,840
1,696,697		Fogo de Chao Inc., 9.726% (3-Month USD-LIBOR + 4.250%) due 4/7/25	1,648,986
2,772,565		Getty Images Inc., 9.506% (3-Month USD-LIBOR + 4.500%) due 2/19/26	2,767,713
		K&N Parent Inc.:
2,931,866		12.922% (3-Month USD-LIBOR + 8.000%) due 2/3/27(c)(d)(f)	2,961,184
3,244,649		10.518% (3-Month USD-LIBOR + 5.250%) due 8/16/27	2,433,487
2,695,935		Lealand Finance Co. BV, 8.154% (1-Month USD-LIBOR + 3.000%) due 6/28/24	2,021,951
2,282,883		MoneyGram International Inc., 9.525% (1-Month USD-LIBOR + 4.500%) due 7/21/26	2,273,614
8,190,230		QuarterNorth Energy Holding Inc., 13.154% (1-Month USD-LIBOR + 8.000%) due 8/27/26	8,135,601
5,129,000		Univision Communications Inc, 7.904% (1-Month USD-LIBOR + 2.750%) due 3/15/24	5,121,768
		TOTAL SENIOR LOANS (Cost - $51,539,708)	43,121,523
ASSET-BACKED SECURITIES - 9.8%
124,735		AccessLex Institute, Series 2007-A, Class A3, 5.696% (3-Month USD-LIBOR + 0.300%) due 5/25/36(a)	120,901
282,411		ACHV ABS Trust, Series 2023-1PL, Class A, 6.420% due 3/18/30(b)	282,324
324,979		ACM Auto Trust, Series 2023-1A, Class A, 6.610% due 1/22/30(b)	324,431
		ACREC Ltd.:
209,000		Series 2021-FL1, Class A, 6.261% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	205,030
350,000		Series 2021-FL1, Class AS, 6.611% (1-Month USD-LIBOR + 1.500%) due 10/16/36(a)(b)	335,914
		Affirm Asset Securitization Trust:
17,657		Series 2020-Z2, Class A, 1.900% due 1/15/25(b)	17,392
58,430		Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	56,631
1,000,000		Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.400% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	978,217
40,848		Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	37,933
162,451		Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 6.688% (1-Month TSFR + 1.629%) due 2/15/35(a)(b)	157,028

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.207% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	$219,462
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 6.395% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	486,888
500,000	Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 6.322% (3-Month USD-LIBOR + 1.060%) due 4/18/34(a)(b)	485,917
250,000	BDS Ltd., Series 2021-FL10, Class A, 6.461% (1-Month USD-LIBOR + 1.350%) due 12/16/36(a)(b)	243,672
404,000	BRSP Ltd., Series 2021-FL1, Class A, 6.338% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	389,452
	BSPRT Issuer Ltd.:
193,000	Series 2021-FL6, Class A, 6.207% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	187,996
209,000	Series 2021-FL7, Class A, 6.427% (1-Month USD-LIBOR + 1.320%) due 12/15/38(a)(b)	203,249
386,667	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	342,752
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 6.306% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	972,456
1,000,000	Series 2021-7A, Class A1, 6.420% (3-Month USD-LIBOR + 1.160%) due 10/15/35(a)(b)	977,635
	CHCP Ltd.:
337,461	Series 2021-FL1, Class A, 6.221% (1-Month TSFR + 1.164%) due 2/15/38(a)(b)	329,167
100,000	Series 2021-FL1, Class AS, 6.471% (1-Month TSFR + 1.414%) due 2/15/38(a)(b)	95,779
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 6.738% (1-Month TSFR + 1.664%) due 8/20/35(a)(b)	172,657
164,727	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	140,985
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(b)	466,994
500,000	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	479,238
301,128	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	296,945
1,868,655	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 6.834% (1-Month USD-LIBOR + 1.800%) due 7/25/33(a)	1,814,726
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.390% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	979,373
209,000	FS Rialto, Series 2021-FL3, Class A, 6.355% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	203,664
200,000	FS RIALTO, Series 2021-FL2, Class A, 6.325% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(b)	193,466
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 6.338% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	493,882
500,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class C, 1.080% due 6/15/26(b)	483,763
240,000	GPMT Ltd., Series 2021-FL4, Class A, 6.498% (1-Month USD-LIBOR + 1.350%) due 12/15/36(a)(b)	232,206
504,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 6.194% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	489,630
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.488% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	989,847
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 6.580% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	980,838
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.509% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)	488,387
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 6.370% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	490,971
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	466,660
157,487	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 6.155% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)	153,607
192,099	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	180,172

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$3,068,000	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(b)(c)	$2,730,520
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.455% (3-Month USD-LIBOR + 1.200%) due 7/25/34(a)(b)	969,955
330,000	KREF Ltd., Series 2021-FL2, Class A, 6.178% (1-Month USD-LIBOR + 1.070%) due 2/15/39(a)(b)	317,638
16,284	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	15,697
	LCCM Trust:
284,000	Series 2021-FL2, Class A, 6.307% (1-Month USD-LIBOR + 1.200%) due 12/13/38(a)(b)	271,235
310,000	Series 2021-FL3, Class A, 6.557% (1-Month USD-LIBOR + 1.450%) due 11/15/38(a)(b)	302,990
500,000	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090% due 10/16/28(b)	499,117
64,098	LMREC Inc., Series 2019-CRE3, Class A, 6.527% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	63,256
	LoanCore Issuer Ltd.:
410,000	Series 2021-CRE5, Class A, 6.407% (1-Month USD-LIBOR + 1.300%) due 7/15/36(a)(b)	399,381
410,000	Series 2021-CRE6, Class A, 6.407% (1-Month USD-LIBOR + 1.300%) due 11/15/38(a)(b)	392,575
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.500% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	979,330
69,149	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(b)	68,261
482,500	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(b)	469,540
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 6.211% (1-Month USD-LIBOR + 1.100%) due 7/16/36(a)(b)	194,500
208,000	Series 2021-FL7, Class A, 6.191% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(b)	201,890
559,000	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(b)	556,288
74,417	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	66,384
968,067	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.591% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	958,406
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.522% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	973,131
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 6.348% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	246,694
	Pagaya AI Debt Selection Trust:
21,554	Series 2021-1, Class A, 1.180% due 11/15/27(b)	21,463
649,965	Series 2021-3, Class B, 1.740% due 5/15/29(b)	618,792
146,667	Series 2021-5, Class A, 1.530% due 8/15/29(b)	143,615
	Pagaya AI Debt Trust:
122,900	Series 2022-1, Class A, 2.030% due 10/15/29(b)	119,405
200,383	Series 2022-3, Class A, 6.060% due 3/15/30(b)	198,876
500,000	Series 2023-3, Class A, 7.600% due 12/16/30(b)	501,838
410,874	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	378,897
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.500% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	978,537
490,225	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 6.370% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	480,989
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 6.545% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	983,276
200,000	STWD Ltd., Series 2021-FL2, Class A, 6.311% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	194,427

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$480,693	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(b)	$481,982
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 6.322% (3-Month USD-LIBOR + 1.060%) due 4/18/36(a)(b)	1,938,518
1,300,000	Series 2019-1A, Class AR, 6.410% (3-Month USD-LIBOR + 1.160%) due 7/20/34(a)(b)	1,266,321
199,405	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.308% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	192,426
43,608	Upstart Securitization Trust, Series 2021-3, Class A, 0.830% due 7/20/31(b)	43,074
469,535	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	434,090
466,067	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.450% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	459,051
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 6.814% (SOFR30A + 1.900%) due 2/18/39(a)(b)	145,316
473,671	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(b)	430,705
308,433	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(b)	285,937
645,692	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(b)	590,489
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.480% (3-Month USD-LIBOR + 1.220%) due 7/15/34(a)(b)	974,542
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 6.420% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	489,163
	TOTAL ASSET-BACKED SECURITIES (Cost - $41,478,419)	40,676,754
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
209,517	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	186,895
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	165,922
	BANK:
1,266,474	Series 2017-BNK4, Class XA, 1.340% due 5/15/50(a)(g)	50,590
1,674,691	Series 2017-BNK6, Class XA, 0.768% due 7/15/60(a)(g)	40,030
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 6.129% (1-Month TSFR + 1.070%) due 11/15/34(a)(b)	164,077
	Benchmark Mortgage Trust:
10,526,203	Series 2018-B4, Class XA, 0.504% due 7/15/51(a)(g)	166,378
3,672,482	Series 2020-B16, Class XA, 1.044% due 2/15/53(a)(g)	169,413
211,913	BHP Trust, Series 2019-BXHP, Class A, 6.082% (1-Month USD-LIBOR + 0.975%) due 8/15/36(a)(b)	208,966
250,000	BMO Mortgage Trust, Series 2023-C5, Class A1, 5.740% due 6/15/56	250,000
208,000	BPR Trust, Series 2021-TY, Class A, 6.157% (1-Month USD-LIBOR + 1.050%) due 9/15/38(a)(b)	196,563
	BRAVO Residential Funding Trust:
595,137	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(b)	564,825
870,643	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	770,153
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 6.058% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	165,763
	BX Commercial Mortgage Trust:
155,707	Series 2021-21M, Class A, 5.837% (1-Month USD-LIBOR + 0.730%) due 10/15/36(a)(b)	150,242
100,000	Series 2021-CIP, Class A, 6.028% (1-Month USD-LIBOR + 0.921%) due 12/15/38(a)(b)	96,960
208,000	Series 2021-VOLT, Class B, 6.057% (1-Month USD-LIBOR + 0.950%) due 9/15/36(a)(b)	199,237

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6% (continued)
$193,683	Series 2021-XL2, Class B, 6.105% (1-Month USD-LIBOR + 0.998%) due 10/15/38(a)(b)	$186,399
185,678	Series 2022-LP2, Class A, 6.072% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	180,364
	BX Trust:
80,656	Series 2019-CALM, Class A, 6.049% (1-Month TSFR + 0.990%) due 11/15/32(a)(b)	79,792
183,000	Series 2021-VIEW, Class A, 6.387% (1-Month USD-LIBOR + 1.280%) due 6/15/36(a)(b)	174,141
209,000	BXHPP Trust, Series 2021-FILM, Class B, 6.007% (1-Month USD-LIBOR + 0.900%) due 8/15/36(a)(b)	191,451
1,336,740	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.225% due 5/10/50(a)(g)	48,820
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.897% due 6/15/50(a)(g)	8,641
	Citigroup Commercial Mortgage Trust:
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	374,727
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(b)	381,345
17,328	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	17,115
127,510	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	106,346
731,137	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	638,691
	Commercial Mortgage Trust:
228,000	Series 2013-LC13, Class AM, 4.557% due 8/10/46(a)(b)	226,122
227,000	Series 2018-HCLV, Class A, 6.207% (1-Month USD-LIBOR + 1.100%) due 9/15/33(a)(b)	210,122
433,851	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	424,222
	CSAIL Commercial Mortgage Trust:
579,535	Series 2017-C8, Class XA, 1.092% due 6/15/50(a)(g)	19,640
4,074,180	Series 2017-CX10, Class XA, 0.748% due 11/15/50(a)(g)	97,628
3,213,795	Series 2018-CX12, Class XA, 0.565% due 8/15/51(a)(g)	71,112
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	183,841
1,214,179	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(b)	1,179,291
150,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 5.809% (1-Month USD-LIBOR + 0.701%) due 11/15/38(a)(b)	144,641
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.862% (1-Month USD-LIBOR + 0.755%) due 10/15/38(a)(b)	202,164
1,424,347	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4987, Class BF, 5.507% (1-Month USD-LIBOR + 0.400%) due 6/25/50(a)	1,374,448
252,601	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.538% (1-Month USD-LIBOR + 0.400%) due 8/25/49(a)	244,184
	Federal National Mortgage Association (FNMA), Aces:
1,149,911	Series 2020-M49, Class 1A1, 1.255% due 11/25/30(a)	1,008,239
172,238	Series 2021-M7, Class A1, 1.725% due 3/25/31(a)	153,620
943,019	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	925,946
257,170	GPMT Ltd., Series 2021-FL3, Class A, 6.361% due 7/16/35(a)(b)	254,078
184,000	Great Wolf Trust, Series 2019-WOLF, Class A, 6.207% (1-Month TSFR + 1.148%) due 12/15/36(a)(b)	181,518
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 6.057% (1-Month USD-LIBOR + 0.950%) due 10/15/36(a)(b)	195,072
	GS Mortgage Securities Trust:
3,658,351	Series 2016-GS4, Class XA, 0.566% due 11/10/49(a)(g)	57,135
1,695,872	Series 2017-GS6, Class XA, 1.011% due 5/10/50(a)(g)	55,233
3,259,768	Series 2017-GS8, Class XA, 0.940% due 11/10/50(a)(g)	103,750
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,322,322	Series 2014-C20, Class XA, 0.722% due 7/15/47(a)(g)	3,198

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6% (continued)
$285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	$261,662
4,075,000	Series 2020-MKST, Class XCP, 0.000% due 12/15/36(a)(b)(d)(g)	41
	JPMBB Commercial Mortgage Securities Trust:
229,000	Series 2014-C18, Class A5, 4.079% due 2/15/47	224,554
811,021	Series 2015-C32, Class XA, 1.108% due 11/15/48(a)(g)	11,850
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	189,270
247,113	KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A, 5.724% (1-Month TSFR + 0.664%) due 12/15/37(a)(b)	244,050
	Legacy Mortgage Asset Trust:
241,623	Series 2020-GS4, Class A1, step bond to yield, 6.250% due 2/25/60(b)	240,413
388,502	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	356,793
137,306	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)	134,360
39,426	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 6.477% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	38,608
99,522	Med Trust, Series 2021-MDLN, Class A, 6.058% (1-Month USD-LIBOR + 0.950%) due 11/15/38(a)(b)	96,458
203,077	MHP, Series 2022-MHIL, Class A, 5.874% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	195,948
	Morgan Stanley Capital I Trust:
1,176,552	Series 2016-UB11, Class XA, 1.439% due 8/15/49(a)(g)	42,516
3,487,528	Series 2016-UB12, Class XA, 0.651% due 12/15/49(a)(g)	63,247
857,648	Series 2017-H1, Class XA, 1.323% due 6/15/50(a)(g)	28,779
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	165,449
209,308	MSC Trust, Series 2021-ILP, Class A, 5.886% (1-Month USD-LIBOR + 0.778%) due 11/15/23(a)(b)	202,205
	New Residential Mortgage Loan Trust:
1,187,370	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	1,106,157
150,453	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	137,817
353,463	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	346,740
	OBX Trust:
655,799	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	557,657
951,106	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	954,684
150,220	PFP Ltd., Series 2021-8, Class A, 6.105% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	145,670
473,644	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(b)	441,643
200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 7.316% (1-Month TSFR + 2.250%) due 1/19/37(a)(b)	196,500
176,268	SMR Mortgage Trust, Series 2022-IND, Class A, 6.709% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	165,563
210,000	SREIT Trust, Series 2021-MFP, Class A, 5.838% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(b)	202,892
835,440	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.523% due 6/15/50(a)(g)	38,374
	Velocity Commercial Capital Loan Trust:
1,032,575	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	862,945
390,861	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	316,631
	Verus Securitization Trust:
356,593	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	343,336
32,905	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	31,657
549,888	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	465,466
221,320	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	198,471
577,864	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(b)	576,974
99,557	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	88,251
	Wells Fargo Commercial Mortgage Trust:
2,224,074	Series 2015-LC22, Class XA, 0.754% due 9/15/58(a)(g)	30,520
4,441,034	Series 2015-NXS2, Class XA, 0.601% due 7/15/58(a)(g)	44,621

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6% (continued)
$185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	$167,115
90,902	Series 2021-SAVE, Class A, 6.257% (1-Month USD-LIBOR + 1.150%) due 2/15/40(a)(b)	85,249
225,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% due 9/15/46	223,394
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $26,981,131)	23,473,580
U.S. GOVERNMENT OBLIGATIONS - 4.0%
2,830,000	U.S. Treasury Bonds, 4.625% due 2/28/25	2,831,658
	U.S. Treasury Notes:
1,500,000	4.500% due 11/30/24	1,493,672
1,520,000	4.250% due 12/31/24	1,508,897
760,000	4.125% due 1/31/25	753,528
2,110,000	3.875% due 3/31/25	2,085,603
2,650,000	3.875% due 4/30/25	2,621,119
500,000	3.125% due 8/15/25	487,539
1,380,000	3.875% due 1/15/26	1,370,351
1,300,000	4.000% due 2/15/26	1,295,735
1,120,000	4.625% due 3/15/26	1,135,925
1,060,000	3.750% due 4/15/26	1,050,725
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $16,706,831)	16,634,752
MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC - 0.1%
	Freddie Mac Pool:
186,809	3.000% due 5/1/42	169,112
214,244	3.500% due 10/1/42	199,293
	TOTAL FHLMC	368,405
FNMA - 0.4%
	Federal National Mortgage Association (FNMA) Pool:
210,251	3.000% due 5/1/42	190,333
1,400,000	4.810% due 9/1/29	1,415,392
	TOTAL FNMA	1,605,725
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,985,899)	1,974,130
SOVEREIGN BONDS - 0.3%
Colombia - 0.1%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	190,023
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 5.500% due 1/27/25	98,510
Peru - 0.1%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	194,000
South Africa - 0.1%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	188,920
	TOTAL SOVEREIGN BONDS (Cost - $723,088)	671,453

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) - 12.0%
1,061,739	iShares Core 1-5 Year USD Bond (Cost - $49,227,943)	$49,827,411
COMMON STOCKS - 1.2%
DIVERSIFIED - 1.2%
Holding Companies-Diversified - 1.2%
8,000	AxonPrime Infrastructure Acquisition Corp.*(c)(d)	960
25,927	Berenson Acquisition Corp. I*(c)(d)	265
150,348	Financials Acquisition Corp., Class A Shares*	1,935,324
116,382	GP Bullhound Acquisition I SE, Class A Shares*(d)	1,268,531
144,837	Hiro Metaverse Acquisitions I SA, Class A Shares*(d)	1,895,007
	Total Holding Companies-Diversified	5,100,087
	TOTAL DIVERSIFIED	5,100,087
FINANCIAL - 0.0%
Financial Services - 0.0%
16,305	Alpha Partners Technology*(c)(d)	1,631
273,338	K&N Holdco LLC*(c)(d)	136,669
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	547
	Total Financial Services	138,847
	TOTAL FINANCIAL	138,847
HEALTHCARE - 0.0%
Healthcare Equipment & Supplies - 0.0%
16,613	ProSomnus Holdings Inc.*(c)(d)	60,181
	TOTAL COMMON STOCKS (Cost - $5,509,894)	5,299,115
WARRANTS - 0.0%
BASIC MATERIALS - 0.0%
Iron/Steel - 0.0%
26,954,480	Tacora Resources Inc.*(c)(d)	–
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
130,314	Brigade-M3 European Acquisition Corp.*(d)	–
75,173	Financials Acquisition Corp.*(d)	2,805
58,191	GP Bullhound Acquisition I SE*(d)	–
131,256	Hambro Perks Acquisition Co., Ltd.*(d)	–
72,418	Hiro Metaverse Acquisitions I SA*(d)	13,960
43,327	Leafly Holdings Inc.*(d)	1,092
	Total Holding Companies-Diversified	17,857
	TOTAL DIVERSIFIED	17,857
HEALTHCARE - 0.0%
Healthcare Equipment & Supplies - 0.0%
61,806	ProSomnus Holdings Inc.* (c)(d)	5,346
	TOTAL WARRANTS (Cost - $24,741)	23,203
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $420,356,186)	387,930,000

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS - 6.1%
COMMERCIAL PAPER - 1.3%
$5,271,000	Walgreens Boots Alliance Inc., 5.993% due 7/13/23(h) (Cost - $5,234,533)	$5,233,867
CORPORATE NOTE - 0.2%
988,000	Tacora Resources Inc., 9.000% due 9/8/23(c)(d)(h) (Cost - $860,125)	988,000
TIME DEPOSITS - 2.0%
4,906,087	Citibank - New York, 4.430% due 6/1/23	4,906,087
3,359,874	JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	3,359,874
	TOTAL TIME DEPOSITS (Cost - $8,265,961)	8,265,961
U.S. GOVERNMENT OBLIGATIONS - 2.6%
	U.S. Treasury Bills:
2,200,000	4.780% due 7/25/23(h)	2,184,467
6,000,000	4.237% due 10/5/23(h)	5,890,800
1,800,000	4.499% due 2/22/24(h)	1,735,811
900,000	4.791% due 3/21/24(h)	863,720
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $10,707,958)	10,674,798
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,068,577)	25,162,626
	TOTAL INVESTMENTS - 99.3% (Cost - $445,424,763)	413,092,626
	Other Assets in Excess of Liabilities - 0.7%	3,066,184
	TOTAL NET ASSETS - 100.0%	$416,158,810

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $181,243,948 and represents 43.55% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $23,235,185 and represents 5.58% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Interest only security.
(h)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule (continued):
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	49.9%
Exchange Traded Fund (ETF)	12.1
Senior Loans	10.4
Asset-Backed Securities	9.8
Collateralized Mortgage Obligations	5.7
U.S. Government Obligations	4.0
Common Stocks	1.3
Mortgage-Backed Securities	0.5
Sovereign Bonds	0.2
Warrants	0.0 *
Short-Term Investments	6.1
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%

At May 31, 2023, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	271,500	BBH	$290,344	6/15/23	$–	$(2,604)	$(2,604)
Euro	109,300	BBH	116,886	6/15/23	–	(315)	(315)
					$–	$(2,919)	$(2,919)

Contracts to Sell:
British Pound	3,090,000	BBH	3,844,101	6/15/23	$25,815	$–	$25,815
Euro	24,793,000	BBH	26,513,827	6/15/23	609,219	–	609,219
Norwegian Krone	20,200,000	BBH	1,820,440	6/15/23	77,873	–	77,873
Swedish Krona	19,900,000	BBH	1,834,611	6/15/23	95,165	–	95,165
					$808,072	$–	$808,072
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$808,072	$(2,919)	$805,153

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 66.5%
Australia - 2.0%
$1,750,000	Carbon Revolution Ltd., Senior Secured Notes, 8.500% due 5/15/27(a)(b)(c)	$1,750,000
12,955,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(c)	12,445,480
1,250,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(d)	1,235,295
	Total Australia	15,430,775
Austria - 0.1%
900,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	804,780
Bermuda - 0.7%
200,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25	188,670
	Digicel Group Holdings Ltd.:
391,135	Senior Unsecured Notes, 8.000% due 4/1/25(c)	170,144
65,015	Subordinated Notes, 7.000% (c)(e)(f)	7,151
4,185,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	3,968,301
1,000,000	SFL Corp., Ltd., Senior Unsecured Notes, 8.875% due 2/1/27	987,500
	Total Bermuda	5,321,766
Brazil - 0.6%
5,150,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(d)	4,764,935
British Virgin Islands - 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	198,220
Canada - 4.5%
165,000	Algonquin Power & Utilities Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.249%) due 1/18/82(d)	132,000
10,024,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	9,222,080
5,690,536	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(c)	5,747,441
1,465,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(d)	1,402,737
	Enbridge Inc., Subordinated Notes:
315,000	5.500% (3-Month USD-LIBOR + 3.418%) due 7/15/77(d)	275,160
735,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	662,621
575,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(d)	579,614
2,473,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(a)(c)	2,615,198
1,092,000	International Petroleum Corp., Company Guaranteed Notes, 7.250% due 2/1/27(c)	1,026,608
	MEGlobal Canada ULC, Company Guaranteed Notes:
6,300,000	5.000% due 5/18/25	6,208,650
1,000,000	5.000% due 5/18/25(c)	985,500
7,495,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)	5,696,200
	Transcanada Trust, Company Guaranteed Notes:
130,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(d)	109,610
335,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(d)	280,915
	Total Canada	34,944,334
Cayman Islands - 1.3%
1,050,278	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	735,719
140,693	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	117,526
	SA Global Sukuk Ltd., Senior Unsecured Notes:
3,900,000	1.602% due 6/17/26	3,558,633
1,100,000	1.602% due 6/17/26(c)	1,003,717
3,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,690,725
590,000	Transocean Inc., Senior Secured Notes, 8.750% due 2/15/30(c)	589,705
	Total Cayman Islands	9,696,025

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Chile - 2.5%
		AES Andes SA, Junior Subordinated Notes:
$800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(c)(d)	$754,728
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(d)	943,410
600,000		6.350% (5-Year CMT Index + 4.917%) due 10/7/79(d)	552,222
600,000		Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	596,430
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,533,000
627,365		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	561,491
2,042,720		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,892,119
6,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,203,787
2,294,400		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,245,644
2,200,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	2,158,578
1,803,000		VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	847,410
		Total Chile	19,288,819
Colombia - 1.5%
400,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	386,927
		Bancolombia SA, Subordinated Notes:
6,300,000		6.909% (5-Year CMT Index + 2.929%) due 10/18/27(d)	5,770,926
1,350,000		4.625% (5-Year CMT Index + 2.944%) due 12/18/29(d)	1,123,875
1,700,000		Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	1,632,768
1,450,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,399,722
1,000,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	855,495
		Total Colombia	11,169,713
Denmark - 0.5%
4,069,000	EUR	Skill Bidco ApS, Senior Secured Notes, 10.213% (3-Month EURIBOR + 6.750%) due 3/2/28(d)	4,161,164
France - 0.4%
		BNP Paribas SA, Junior Subordinated Notes:
675,000		7.750% (5-Year CMT Index + 4.899%) (c)(d)(e)	645,053
595,000		9.250% (5-Year CMT Index + 4.969%) (c)(d)(e)	617,312
1,200,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (c)(d)(e)	1,201,500
		Societe Generale SA, Junior Subordinated Notes:
450,000		6.750% (5-Year USD Swap Rate + 3.929%) (c)(d)(e)	352,688
460,000		9.375% (5-Year CMT Index + 5.385%) (c)(d)(e)	443,900
		Total France	3,260,453
Germany - 0.9%
800,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (d)(e)	612,863
2,555,392	EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 10.916% (3-Month EURIBOR + 7.500%) due 1/26/25(d)(f)	2,621,464
3,770,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 10.733% (3-Month EURIBOR + 7.250%) due 2/3/25(d)	3,786,905
		Total Germany	7,021,232
India - 1.5%
1,509,750		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,197,140
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
1,300,000		3.375% due 7/24/24	1,252,712
3,100,000		4.000% due 7/30/27	2,669,875
1,500,000		Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,499,897
850,000		ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	839,793
4,100,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	4,026,628
		Total India	11,486,045

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Indonesia - 1.3%
		Freeport Indonesia PT, Senior Unsecured Notes:
$2,900,000		4.763% due 4/14/27	$2,824,192
500,000		4.763% due 4/14/27(c)	486,930
1,500,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	1,472,460
4,500,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	4,076,969
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	1,149,000
		Total Indonesia	10,009,551
Israel - 1.1%
5,338,000		Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(c)(d)	4,523,763
4,170,000		Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(c)(d)	3,706,588
		Total Israel	8,230,351
Italy - 1.1%
85,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (c)(d)(e)	78,686
7,956,000	EUR	Linkem SpA, Senior Secured Notes, 8.452% (3-Month EURIBOR + 7.000%) due 8/9/23(c)(d)	8,524,528
		Total Italy	8,603,214
Jersey, Channel Islands - 0.7%
5,397,338		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	4,994,717
Luxembourg - 1.3%
4,400,000		Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	4,389,221
900,000		CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26	895,135
1,183,741		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	990,825
		Millicom International Cellular SA, Senior Unsecured Notes:
2,277,900		6.625% due 10/15/26	2,146,971
2,115,000		5.125% due 1/15/28	1,821,707
		Total Luxembourg	10,243,859
Malaysia - 1.4%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,220,912
1,200,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,166,100
2,500,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	2,432,950
6,700,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,244,396
		Total Malaysia	11,064,358
Mauritius - 0.3%
2,200,000		UPL Corp., Ltd, Company Guaranteed Notes, 4.500% due 3/8/28	1,984,722
Mexico - 1.0%
2,800,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(d)	2,373,728
1,000,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(d)	992,800
2,443,000		BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(d)	2,324,890
1,572,051		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	1,520,959
700,000		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 1.875% due 5/11/26	631,050
		Total Mexico	7,843,427

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Multinational - 0.6%
$4,593,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	$4,428,197
Netherlands - 3.6%
200,000		Aegon NV, Subordinated Notes, 5.500% (6-Month USD-LIBOR + 3.540%) due 4/11/48(d)	190,706
1,455,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(d)	1,353,799
872,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	882,899
4,700,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(d)	4,723,876
7,412,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(c)	7,308,794
		ING Groep NV, Junior Subordinated Notes:
735,000		5.750% (5-Year CMT Index + 4.342%) (d)(e)	651,379
400,000		6.500% (5-Year USD Swap Rate + 4.446%) (d)(e)	370,560
200,000		6.750% (5-Year USD 1100 Run ICE Swap Rate + 4.204%) (d)(e)	190,086
903,000		M.H.H. Holding BV, Senior Secured Notes, 12.337% (3-Month USD-LIBOR + 7.000%) due 2/10/25(d)	921,060
6,200,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	5,538,639
1,000,000		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	870,000
1,939,973		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	1,719,398
2,700,000		Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	2,817,045
1,600,000		VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	450,800
		Total Netherlands	27,989,041
Norway - 0.6%
19,000,000	NOK	Aker Horizons ASA, Senior Unsecured Notes, 7.070% (3-Month NIBOR + 3.250%) due 8/15/25(d)	1,647,014
8,933,000	NOK	Duo BidCo AS, 8.700% (3-Month NIBOR + 5.000%) due 4/12/26(d)	764,771
1,088,097		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(c)(f)	1,066,335
1,200,000	EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	1,134,853
217,832		Mime Petroleum AS, Subordinated Notes, 13.500% due 3/21/83	43,567
		Total Norway	4,656,540
Panama - 0.3%
1,000,000		Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(d)	925,000
1,100,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(c)	1,110,527
		Total Panama	2,035,527
Paraguay - 0.3%
		Banco Continental SAECA, Senior Unsecured Notes:
1,200,000		2.750% due 12/10/25	1,087,500
950,000		2.750% due 12/10/25(c)	860,938
		Total Paraguay	1,948,438
Peru - 3.4%
550,000		Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(d)	535,662
		Banco de Credito del Peru SA, Subordinated Notes:
2,050,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(d)	1,878,293
1,450,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(d)	1,271,322
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)(d)	2,454,967
		Banco Internacional del Peru SAA Interbank, Subordinated Notes:
1,500,000		6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(d)	1,485,750
2,892,000		4.000% (5-Year CMT Index + 3.711%) due 7/8/30(d)	2,639,047
750,000		Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	471,855
4,023,529		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	3,777,088

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Peru - 3.4% - (continued)
$4,544,800		Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	$4,295,972
2,700,000		Kallpa Generacion SA, Senior Unsecured Notes, 4.875% due 5/24/26	2,619,000
2,200,000		Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	1,991,000
3,050,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	2,931,813
		Total Peru	26,351,769
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(a)(b)	–
Qatar - 0.5%
4,500,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	4,060,305
Singapore - 4.1%
		DBS Group Holdings Ltd.:
400,000		Senior Unsecured Notes, 1.169% due 11/22/24(c)	377,853
		Subordinated Notes:
975,000		4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(d)	969,564
6,000,000		1.822% (5-Year CMT Index + 1.100%) due 3/10/31(d)	5,406,660
2,350,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,242,520
		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
1,000,000		4.250% due 6/19/24	987,145
2,300,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(c)(d)	2,105,006
4,400,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(d)	4,026,968
1,150,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,077,318
		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000		3.250% due 6/30/25	1,162,705
6,500,000		2.375% due 10/3/26	6,002,165
		United Overseas Bank Ltd., Subordinated Notes:
2,500,000		3.750% (5-Year CMT Index + 1.500%) due 4/15/29(d)	2,455,511
5,000,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(d)	4,475,800
		Total Singapore	31,289,215
South Korea - 2.7%
		Korea East-West Power Co., Ltd., Senior Unsecured Notes:
2,700,000		1.750% due 5/6/25	2,522,396
2,200,000		1.750% due 5/6/25(c)	2,055,286
4,300,000		Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	3,826,934
		KT Corp., Senior Unsecured Notes:
7,300,000		1.000% due 9/1/25	6,658,318
400,000		2.500% due 7/18/26	369,245
3,900,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,798,565
2,000,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	1,840,078
		Total South Korea	21,070,822
Spain - 0.7%
4,221,492		AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	3,829,991
		Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
200,000		6.125% (5-Year USD Swap Rate + 3.870%) (d)(e)	162,856
200,000		6.500% (5-Year CMT Index + 5.192%) (d)(e)	185,134
		Banco Santander SA, Junior Subordinated Notes:
1,400,000		4.750% (5-Year CMT Index + 3.753%) (d)(e)	1,083,250
200,000		7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.989%) (d)(e)	192,000
		Total Spain	5,453,231
Sweden - 0.3%
20,000,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.264% due 3/20/26	1,865,543

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Switzerland - 0.2%
$635,000		Credit Suisse Group AG, Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%) (c)(d)(e)	$22,225
		UBS Group AG, Junior Subordinated Notes:
1,380,000		6.875% (5-Year USD Swap Rate + 4.590%) (d)(e)	1,247,937
300,000		7.000% (5-Year USD Swap Rate + 4.344%) (c)(d)(e)	286,500
		Total Switzerland	1,556,662
United Kingdom - 1.3%
		Barclays PLC, Junior Subordinated Notes:
720,000		6.125% (5-Year CMT Index + 5.867%) (d)(e)	622,836
675,000		7.750% (5-Year USD Swap Rate + 4.842%) (d)(e)	653,143
895,000		8.000% (5-Year CMT Index + 5.431%) (d)(e)	776,413
		HSBC Holdings PLC, Junior Subordinated Notes:
975,000		6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%) (d)(e)	864,500
450,000		6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%) (d)(e)	432,661
880,000		8.000% (5-Year CMT Index + 3.858%) (d)(e)	872,468
12,500,000	SEK	Impala Group PLC, 12.493% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(d)	1,016,214
1,580,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%) (d)(e)	1,489,150
		NatWest Group PLC, Junior Subordinated Notes:
945,000		6.000% (5-Year CMT Index + 5.625%) (d)(e)	879,706
600,000		8.000% (5-Year USD Swap Rate + 5.720%) (d)(e)	590,250
240,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (c)(d)(e)	227,388
200,000		Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	142,096
		Vodafone Group PLC, Junior Subordinated Notes:
1,185,000		7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(d)	1,198,983
250,000		4.125% (5-Year CMT Index + 2.767%) due 6/4/81(d)	198,887
		Total United Kingdom	9,964,695
United States - 23.2%
7,321,000		99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	2,716,034
820,000		AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.300%) due 6/15/45(c)(d)	801,078
1,080,000		Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%) (d)(e)	866,160
1,315,000		Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%) (d)(e)	898,981
1,200,000		Altera Shuttle Tankers, 9.500% due 12/15/25	1,095,051
250,000		American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%) (c)(d)(e)	217,500
160,000		American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(d)	128,800
465,000		American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%) (d)(e)	381,027
1,938,000		American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(c)	1,877,864
160,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(d)	153,680
3,269,522		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(c)(f)	3,146,915
1,200,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(d)	1,144,194
969,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(c)(d)	862,410
250,000		AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(d)	198,449

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 23.2% - (continued)
	Bank of America Corp., Junior Subordinated Notes:
$355,000	4.375% (5-Year CMT Index + 2.760%) (d)(e)	$296,425
35,000	6.250% (3-Month TSFR + 3.967%) (d)(e)	34,353
1,550,000	6.300% (3-Month TSFR + 4.815%) (d)(e)	1,557,750
1,140,000	6.500% (3-Month TSFR + 4.436%) (d)(e)	1,140,000
500,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (d)(e)	489,620
9,250,000	BuzzFeed Inc., Senior Unsecured Notes, 8.500% due 12/3/26(c)	5,815,475
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (c)(d)(e)	261,800
325,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%) (d)(e)	241,595
11,751,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(c)	11,711,399
1,240,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (d)(e)	1,181,034
	Charles Schwab Corp., Junior Subordinated Notes:
210,000	4.000% (5-Year CMT Index + 3.168%) (d)(e)	171,612
945,000	5.375% (5-Year CMT Index + 4.971%) (d)(e)	908,400
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000%) (d)(e)	113,425
645,000	5.000% (SOFRRATE + 3.813%) (d)(e)	595,400
1,504,000	5.950% (3-Month TSFR + 4.167%) (d)(e)	1,412,440
1,225,000	6.250% (3-Month TSFR + 4.779%) (d)(e)	1,185,204
200,000	6.300% (3-Month TSFR + 3.685%) (d)(e)	188,980
480,000	7.375% (5-Year CMT Index + 3.209%) (d)(e)	476,400
450,000	9.341% (3-Month USD-LIBOR + 4.068%) (d)(e)	447,750
	Citizens Financial Group Inc., Junior Subordinated Notes:
260,000	4.000% (5-Year CMT Index + 3.215%) (d)(e)	192,815
100,000	6.375% (3-Month USD-LIBOR + 3.157%) (d)(e)	82,267
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(d)	188,718
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-LIBOR + 4.660%) (d)(e)	1,005,127
460,000	6.450% (5-Year CMT Index + 3.487%) (d)(e)	428,874
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(c)(d)(e)	572,000
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (c)(e)	433,500
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month USD-LIBOR + 3.076%) (d)(e)	93,013
490,000	6.125% (5-Year CMT Index + 5.783%) (d)(e)	454,269
1,328,000	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	1,112,209
	Edison International, Junior Subordinated Notes:
570,000	5.000% (5-Year CMT Index + 3.901%) (d)(e)	487,818
535,000	5.375% (5-Year CMT Index + 4.698%) (d)(e)	468,339
	Energy Transfer LP, Junior Subordinated Notes:
1,060,000	6.500% (5-Year CMT Index + 5.694%) (d)(e)	927,500
44,000	7.125% (5-Year CMT Index + 5.306%) (d)(e)	36,984
610,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(d)	439,949
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (d)(e)	555,345
705,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (d)(e)	607,831

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 23.2% - (continued)
$260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 8.838% (3-Month USD-LIBOR + 3.972%) (d)(e)	$240,411
3,403,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(c)	2,995,764
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,927,952
2,700,000	4.125% due 3/1/28	2,532,789
2,806,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	2,581,520
668,000	General Electric Co., Junior Subordinated Notes, 8.196% (3-Month USD-LIBOR + 3.330%) (d)(e)	664,994
	General Motors Financial Co., Inc., Junior Subordinated Notes:
1,605,000	5.700% (5-Year CMT Index + 4.997%) (d)(e)	1,404,324
625,000	5.750% (3-Month USD-LIBOR + 3.598%) (d)(e)	504,863
4,483,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(c)	4,469,031
2,137,000	G-III Apparel Group Ltd., Senior Secured Notes, 7.875% due 8/15/25(c)	2,019,465
	Goldman Sachs Group Inc., Junior Subordinated Notes:
395,000	4.125% (5-Year CMT Index + 2.949%) (d)(e)	321,133
1,405,000	5.300% (3-Month TSFR + 4.096%) (d)(e)	1,321,385
959,000	5.500% (5-Year CMT Index + 3.623%) (d)(e)	927,658
8,029,471	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,115,885
310,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 13.159% (3-Month USD-LIBOR + 8.000%) due 12/22/24(c)(d)	297,231
1,260,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (d)(e)	1,111,950
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
3,696,000	4.750% due 9/15/24	3,458,470
1,627,000	4.375% due 2/1/29	1,244,981
14,364,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	13,642,729
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.798% (3-Month USD-LIBOR +1.800%) due 12/21/65(c)(d)	168,125
10,882,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)(g)	8,134,295
	JPMorgan Chase & Co., Junior Subordinated Notes:
565,000	3.650% (5-Year CMT Index + 2.850%) (d)(e)	498,482
1,495,000	5.000% (3-Month TSFR + 3.380%) (d)(e)	1,430,528
1,455,000	6.750% (3-Month TSFR + 4.042%) (d)(e)	1,456,819
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%) (d)(e)	195,160
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250% (c)(e)	1,406,750
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(a)(b)	6,167,058
1,771,000	LendingTree Inc., Senior Unsecured Notes, 0.500% due 7/15/25	1,248,555
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%) (d)(e)	110,387
655,000	5.125% (3-Month USD-LIBOR + 3.520%) (d)(e)	497,963
1,360,000	Markel Group Inc., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (d)(e)	1,311,284
	Mercury Chile Holdco LLC, Senior Secured Notes:
700,000	6.500% due 1/24/27	638,750
1,000,000	6.500% due 1/24/27(c)	912,500
885,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (d)(e)	803,332
2,000,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	1,947,400
5,913,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(c)	5,649,749
4,878,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (d)(e)	4,849,188
7,196,000	Oak Street Health Inc., Senior Unsecured Notes, zero coupon, due 3/15/26	7,136,273

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 23.2% - (continued)
$180,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(d)	$144,223
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	161,850
	PNC Financial Services Group Inc., Junior Subordinated Notes:
447,000	5.000% (3-Month TSFR + 3.562%) (d)(e)	381,502
500,000	6.000% (5-Year CMT Index + 3.000%) (d)(e)	448,046
695,000	6.200% (5-Year CMT Index + 3.238%) (d)(e)	642,441
615,000	6.250% (5-Year CMT Index + 2.808%) (d)(e)	558,112
3,259,125	ProSomnus Holdings Inc., 9.000% due 12/31/49(a)(b)	2,801,035
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	333,383
265,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162%) due 3/1/52(d)	237,607
735,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (d)(e)	681,050
2,700,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	2,360,943
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%) (c)(d)(e)	112,613
845,000	7.000% (5-Year CMT Index + 5.580%) (c)(d)(e)	559,812
	Sempra Energy, Junior Subordinated Notes:
510,000	4.875% (5-Year CMT Index + 4.550%) (d)(e)	481,787
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(d)	186,449
520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(d)	484,500
8,135,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	8,197,477
1,789,000	Tenet Healthcare Corp., Senior Secured Notes, 4.625% due 7/15/24	1,789,000
	Truist Financial Corp., Junior Subordinated Notes:
810,000	4.800% (5-Year CMT Index + 3.003%) (d)(e)	676,350
1,435,000	5.100% (5-Year CMT Index + 4.349%) (d)(e)	1,262,800
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	2,373,164
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%) (c)(d)(e)	180,318
120,000	8.000% (5-Year CMT Index + 6.930%) (c)(d)(e)	111,720
390,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (d)(e)	366,600
6,176,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	4,996,827
	Wells Fargo & Co., Junior Subordinated Notes:
1,290,000	3.900% (5-Year CMT Index + 3.453%) (d)(e)	1,130,040
1,470,000	5.875% (3-Month USD-LIBOR + 3.990%) (d)(e)	1,451,993
570,000	5.900% (3-Month USD-LIBOR + 3.110%) (d)(e)	562,162
	Total United States	178,822,700
	TOTAL CORPORATE BONDS & NOTES (Cost - $558,917,388)	512,015,145

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(d) - 8.1%
	American Greetings Corp.:
$1,744,000	due 4/6/24(a)(h)	$1,722,200
2,029,913	due 4/6/28(h)	2,004,539
7,158,000	Casino, Guichard-Perrachon SA, due 8/31/25(h)	5,880,198
9,330,107	Cengage Learning Inc., 9.880% (3-Month USD-LIBOR + 4.750%) due 7/14/26	8,790,174
838,785	Chefs’ Warehouse Inc., 10.003% (1-Month USD-LIBOR + 4.750%) due 8/23/29	835,639
6,208,476	Chobani LLC, 8.768% (1-Month USD-LIBOR + 3.500%) due 10/25/27	6,123,109
3,083,346	Crocs Inc., 8.753% (1-Month USD-LIBOR + 3.500%) due 2/20/29	3,076,069
1,908,956	Elevate Textiles Inc., 9.848% (3-Month USD-LIBOR + 5.000%) due 5/1/24	859,030
	First Brands Group LLC:
536,655	10.246% (3-Month USD-LIBOR + 5.000%) due 3/30/27	513,847
6,606,639	13.602% (3-Month USD-LIBOR + 8.500%) due 3/30/28	5,846,876
1,699,684	Fogo de Chao Inc., 9.726% (3-Month USD-LIBOR + 4.250%) due 4/7/25	1,651,889
951,630	GemmaCert Ltd., 9.000% due 5/19/24(a)(b)	638,401
3,491,530	Getty Images Inc., 9.506% (3-Month USD-LIBOR + 4.500%) due 2/19/26	3,485,420
8,177,596	Inotiv Inc., 12.447% (3-Month USD-LIBOR + 6.250%) due 11/5/26	7,850,493
1,000,000	Magnite Inc., due 4/28/28(h)	981,670
9,192,809	Mountaineer Merger Corp., 12.299% (3-Month USD-LIBOR + 7.000%) due 10/26/28	7,767,924
4,295,697	QuarterNorth Energy Holding Inc., 13.154% (1-Month USD-LIBOR + 8.000%) due 8/27/26	4,267,044
883,746	Rackspace Technology Global Inc., 7.915% (1-Month USD-LIBOR + 2.750%) due 2/15/28	347,533
	TOTAL SENIOR LOANS (Cost - $66,638,522)	62,642,055
SOVEREIGN BONDS - 4.9%
Chile - 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,541,551
Colombia - 0.6%
4,900,000	Colombia Government International Bond, 4.500% due 1/28/26	4,655,560
Dominican Republic - 0.1%
1,000,000	Dominican Republic International Bond, 5.500% due 1/27/25	985,103
Panama - 0.4%
3,200,000	Panama Government International Bond, 3.750% due 3/16/25	3,121,314
Peru - 0.7%
1,815,000	Corp. Financiera de Desarrollo SA, 5.250% (3-Month USD-LIBOR) due 7/15/29(d)	1,760,550
3,500,000	Peruvian Government International Bond, 2.392% due 1/23/26	3,284,236
	Total Peru	5,044,786
Qatar - 0.4%
3,000,000	Qatar Government International Bond, 3.250% due 6/2/26	2,901,456
Saudi Arabia - 0.3%
2,500,000	Saudi Government International Bond, 3.250% due 10/26/26	2,403,330
South Africa - 0.6%
	Republic of South Africa Government International Bond:
3,200,000	4.665% due 1/17/24	3,155,840
1,600,000	4.875% due 4/14/26	1,511,360
	Total South Africa	4,667,200
South Korea - 1.6%
	Korea Development Bank:
2,000,000	0.800% due 4/27/26	1,773,356
200,000	1.000% due 9/9/26	176,136

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
South Korea - 1.6% - (continued)
	Korea Electric Power Corp:
$4,000,000	1.125% due 6/15/25	$3,689,154
1,900,000	1.125% due 6/15/25(c)	1,752,348
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(c)	4,562,006
	Total South Korea	11,953,000
Ukraine - 0.0%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30	349,675
	TOTAL SOVEREIGN BONDS (Cost - $41,263,180)	37,622,975
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
	BX Commercial Mortgage Trust:
802,607	Series 2021-SOAR, Class C, 6.208% (1-Month USD-LIBOR + 1.100%) due 6/15/38(c)(d)	767,294
1,619,898	Series 2021-XL2, Class C, 6.304% (1-Month USD-LIBOR + 1.197%) due 10/15/38(c)(d)	1,542,532
583,000	Series 2021-CIP, Class C, 6.578% (1-Month USD-LIBOR + 1.471%) due 12/15/38(c)(d)	553,694
1,131,373	MSCG Trust, Series 2018-SELF, Class D, 6.758% (1-Month USD-LIBOR + 1.650%) due 10/15/37(c)(d)	1,093,276
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,963,751)	3,956,796
ASSET-BACKED SECURITIES - 0.1%
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26 (c)	564,140
100,000	Series 2021-A, Class B, 2.240% due 9/15/26 (c)	98,035
	TOTAL ASSET-BACKED SECURITIES (Cost - $667,000)	662,175

Shares/Units

EXCHANGE TRADED FUND (ETF) - 4.3%
United States - 4.3%
967,187	Xtrackers USD High Yield Corporate Bond	32,894,030
	(Cost - $32,961,346)
PREFERRED STOCKS - 3.2%
Bermuda - 0.4%
	Aspen Insurance Holdings Ltd.:
49,296	5.625%(e)	935,638
6,550	5.950%(d)(e)	161,065
	Athene Holding Ltd.:
25,555	6.350% (3-Month USD-LIBOR + 4.253%)(d)(e)	533,077
26,264	6.375% (5-Year CMT Index + 5.970%)(d)(e)	603,547
10,445	Axis Capital Holdings Ltd., 5.500%(e)	222,478
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(d)(e)	434,825
	Total Bermuda	2,890,630
United Kingdom - 0.0%
4,046	Argo Blockchain PLC, 8.750%	24,276
United States - 2.8%
4,850	AgriBank FCB, 6.875% (3-Month USD-LIBOR + 4.225%)(d)(e)	476,464
9,819	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(d)(e)	221,418
	American Equity Investment Life Holding Co.:
13,165	5.950% (5-Year CMT Index + 4.322%)(d)(e)	299,504
60,435	6.625% (5-Year CMT Index + 6.297%) (d)(e)	1,443,792
8,130	Assurant Inc., 5.250%	159,511
21,565	AT&T Inc., 4.750%(e)	455,884

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 2.8% - (continued)
11,890	Capital One Financial Corp., 5.000%(e)	$234,352
2,850	CoBank ACB, 6.200% (3-Month USD-LIBOR + 3.744%)(d)(e)	270,038
1,000	Dairy Farmers of America Inc., 7.875%(a)(c)(e)	92,000
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(d)(e)	59,280
10,771	Equitable Holdings Inc., 5.250%(e)	214,558
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(c)(d)(e)	1,221,249
9,075	Fifth Third Bancorp, 6.625% (3-Month USD-LIBOR + 3.710%)(d)(e)	223,608
208,194	Fossil Group Inc., 7.000%	3,814,114
14,220	Goldman Sachs Group Inc., 8.977% (3-Month USD-LIBOR + 3.640%)(d)(e)	358,344
	KeyCorp:
16,085	6.125% (3-Month USD-LIBOR + 3.892%)(d)(e)	325,239
29,270	6.200% (5-Year CMT Index + 3.132%)(d)(e)	575,448
	Morgan Stanley:
49,425	5.850% (3-Month USD-LIBOR + 3.491%)(d)(e)	1,180,763
30,000	6.375% (3-Month USD-LIBOR + 3.708%)(d)(e)	741,000
24,480	6.500%(e)	639,418
27,998	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(d)(e)	610,076
78,596	NGL Energy Partners LP, 12.473% (3-Month USD-LIBOR + 7.213%)*(d)(e)	1,927,174
7,100	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(d)(e)	176,080
	NuStar Energy LP:
35,146	11.139% (3-Month USD-LIBOR + 5.643%)(d)(e)	831,906
11,580	12.262% (3-Month USD-LIBOR + 6.766%)(d)(e)	291,353
7,500	NuStar Logistics LP, 11.994% (3-Month USD-LIBOR + 6.734%)(d)	194,775
28,836	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(d)(e)	570,953
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-LIBOR + 4.040%)(d)	368,250
14,425	7.125% (5-Year CMT Index + 3.456%)(d)	369,424
43,599	Saratoga Investment Corp., 6.000%	1,007,137
12,635	Selective Insurance Group Inc., 4.600%(e)	206,961
25,945	Synchrony Financial, 5.625%(e)	442,362
13,953	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(d)(e)	282,269
30,380	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(d)(e)	706,639
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(d)(e)(i)	94,440
12,256	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(d)(e)	285,810
	Total United States	21,371,593
	TOTAL PREFERRED STOCKS (Cost - $26,428,436)	24,286,499
COMMON STOCKS - 1.3%
Cayman Islands - 0.2%
115,026	Financials Acquisition Corp., Class A Shares*	1,480,649
United States - 1.1%
15,560	Alpha Partners Technology*(a)(b)	1,556
7,000	AxonPrime Infrastructure Acquisition Corp.*(a)(b)	840
22,982	Berenson Acquisition Corp. I*(a)(b)	234
69,528	Biote Corp.*(a)(b)	380,318
106,386	Biote Corp., Class A Shares	581,932
207,565	CTO Realty Growth Inc.(i)	3,308,586
61,669	KORE Group Holdings Inc.*(i)	97,437
369,000	Monitronics International Inc.*(a)(b)	37
68,379	ProSomnus Holdings Inc.*(a)(b)	247,703
5,813	QuarterNorth Energy Inc.*(a)(b)	796,381

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 1.1% - (continued)
47	Real Alloy Holding Inc.*(a)(b)	$2,784,768
10,650	Revelstone Capital Acquisition Corp.*(a)(b)	474
5,800	Verizon Communications Inc.	206,654
	Total United States	8,406,920
	TOTAL COMMON STOCKS (Cost - $9,645,740)	9,887,569
CONVERTIBLE PREFERRED STOCK - 0.0%
United States - 0.0%
19,718	Garrett Motion Inc., 11.000%(e) (Cost - $164,659)	181,011
WARRANTS - 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(a)(b)	–
502,803	WT PUR COM*(a)(b)	–
	Total Bermuda	–
Brazil – 0.0%
58,463	OAS SA*(a)(b)	–
Israel – 0.0%
41,956	GemmaCert Ltd.*(a)(b)	–
United Kingdom - 0.0%
57,514	Financials Acquisition Corp.*(a)	2,146
United States - 0.0%
36,249	Leafly Holdings Inc.*(a)	913
309,502	ProSomnus Holdings Inc.*(a)(b)	26,772
29,147,860	Tacora Resources Inc.*(b)	–
	Total United States	27,685
	TOTAL WARRANTS (Cost - $364,008)	29,831
EQUITY LINKED NOTES – 0.0%
United States - 0.0%
23,904	Legato Merger Corp.*(a)(b)	152,388
35,964	Parabellum Acquisition Corp.*(b)	–
	Total United States	152,388
	TOTAL EQUITY LINKED NOTES (Cost - $67)	152,388
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $741,014,097)	684,330,474
COMMERCIAL PAPERS - 7.0%
$4,945,000	Arrow Electronics Inc., 5.624% due 6/20/23(j)	4,929,286
3,032,000	ConAgra Foods Inc., 5.677% due 6/22/23(j)	3,021,414
5,074,000	Crown Castle Inc., 5.926% due 6/8/23(j)	5,067,855
4,488,000	EIDP Inc., 5.352% due 6/22/23(j)	4,473,409
7,239,000	FMC Corp., 5.978% due 6/23/23(j)	7,212,906
3,334,000	General Motors Financial Co., Inc., 5.595% due 8/3/23(j)	3,299,676
	Nutrien Ltd.:
6,733,000	5.336% due 6/15/23(j)	6,718,106
2,447,000	5.596% due 8/4/23(j)	2,422,868
	Paramount Global Inc.:
2,906,000	5.690% due 6/1/23(j)	2,905,556

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†		Security	Value
COMMERCIAL PAPERS – (continued)
$3,334,000		5.837% due 6/27/23(j)	$3,319,745
3,921,000		5.859% due 6/28/23(j)	3,903,565
6,624,000		Walgreens Boots Alliance Inc., 5.993% due 7/13/23(j)	6,577,335
		TOTAL COMMERCIAL PAPERS (Cost - $53,859,351)	53,851,721
CORPORATE NOTE - 0.1%
1,069,000		Tacora Resources Inc., 9.000% due 9/8/23(a)(b) (Cost - $930,400)	1,069,000
TIME DEPOSITS - 3.7%
2,597,854		Barclays Bank PLC - London, 4.430% due 6/1/23	2,597,854
1,315,458	EUR	Citibank - London, 2.110% due 6/1/23	1,405,699
2,370,540		Citibank - New York, 4.430% due 6/1/23	2,370,540
17,994,394		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	17,994,394
3,928,534		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	3,928,534
		TOTAL TIME DEPOSITS (Cost - $28,297,021)	28,297,021
		TOTAL SHORT-TERM INVESTMENTS (Cost - $83,086,772)	83,217,742

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
516,169	Federated Government Obligations Fund, Premier Class, 4.896%(k) (Cost - $516,169)	$516,169
	TOTAL INVESTMENTS - 99.8% (Cost - $824,617,038)	768,064,385
	Other Assets in Excess of Liabilities - 0.2%	1,759,284
	TOTAL NET ASSETS - 100.0%	$769,823,669

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $21,821,422 and represents 2.83% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $178,351,660 and represents 23.17% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	66.6%
Senior Loans	8.2
Sovereign Bonds	4.9
Exchange Traded Fund (ETF)	4.3
Preferred Stocks	3.2
Common Stocks	1.3
Collateralized Mortgage Obligations	0.5
Asset-Backed Securities	0.1
Convertible Preferred Stock	0.0	*
Warrants	0.0	*
Equity Linked Notes	0.0	*
Short-Term Investments	10.8
Money Market Fund	0.1
	100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
95	$6,080	BuzzFeed Inc.	BOA	6/16/23	$6.00	$(4,750)
291	2,156,601	iShares iBoxx HighYield	RJA	6/16/23	$74.00	(14,550)
148	166,944	Warner Bros Discovery Inc.	BOA	9/15/23	$12.50	(26,640)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $71,726)				$(45,940)

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

At May 31, 2023, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation
Contracts to Sell:
British Pound	1,192,000	BBH	$1,482,902	6/15/23	$9,958	$–	$9,958
Euro	23,483,000	BBH	25,112,903	6/15/23	577,030	–	577,030
Euro	1,315,000	BBH	1,406,271	6/15/23	26,592	–	26,592
Norwegian Krone	26,714,000	BBH	2,407,487	6/15/23	102,984	–	102,984
Swedish Krona	31,640,000	BBH	2,916,939	6/15/23	151,308	–	151,308
					$867,872	$–	867,872
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$867,872	$–	$867,872

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BOA	—	Bank of America Corp.
RJA	—	Raymond James and Associates

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 0.3%
CORPORATE BOND & NOTE - 0.3%
Consumer Non-cyclical - 0.3%
$3,496,000	PepsiCo Inc., Senior Unsecured Notes, 2.875% due 10/15/49 (Proceeds - $2,615,720)	$2,577,994
	TOTAL SECURITIES SOLD SHORT - 0.3% (Proceeds - $2,615,720)	2,577,994

†	Face amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3%
$2,043,981	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 6.118% (1-Month USD-LIBOR + 0.980%) due 6/25/35(a)	$1,995,175
2,009,090	Alternative Loan Trust, Series 2005-61, Class 2A2, 5.898% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	1,838,439
649,818	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.458% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	575,374
	Connecticut Avenue Securities Trust:
8,873,000	Series 2019-HRP1, Class B1, 14.388% (1-Month USD-LIBOR + 9.250%) due 11/25/39(a)(b)	9,185,701
6,734,000	Series 2019-R01, Class 2B1, 9.488% (1-Month USD-LIBOR + 4.350%) due 7/25/31(a)(b)	7,079,793
3,199,711	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.338% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	2,865,763
3,007,824	Eagle RE Ltd., Series 2019-1, Class M1B, 6.938% (1-Month USD-LIBOR + 1.800%) due 4/25/29(a)(b)	3,003,854
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
531,576	Series 2016-C01, Class 1B, 16.888% (1-Month USD-LIBOR + 11.750%) due 8/25/28(a)@	595,288
3,391,270	Series 2016-C02, Class 1B, 17.388% (1-Month USD-LIBOR + 12.250%) due 9/25/28(a)@	3,922,080
486,060	Series 2016-C03, Class 1B, 16.888% (1-Month USD-LIBOR + 11.750%) due 10/25/28(a)@	549,175
3,048,379	Series 2016-C03, Class 2M2, 11.038% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)@	3,246,069
1,259,979	Series 2016-C04, Class 1B, 15.388% (1-Month USD-LIBOR + 10.250%) due 1/25/29(a)@	1,370,101
4,649,687	Series 2016-C06, Class 1B, 14.388% (1-Month USD-LIBOR + 9.250%) due 4/25/29(a)@	4,928,345
5,234,000	Series 2017-C02, Class 2B1, 10.638% (1-Month USD-LIBOR + 5.500%) due 9/25/29(a)@	5,763,942
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.782% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,653,877
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 10.388% (1-Month USD-LIBOR + 5.250%) due 1/25/50(a)(b)	5,221,195
3,780,000	Series 2020-DNA5, Class B2, 16.473% (SOFR30A + 11.500%) due 10/25/50(a)(b)	4,617,401
5,600,000	Series 2020-DNA6, Class B2, 10.623% (SOFR30A + 5.650%) due 12/25/50(a)(b)	5,355,207
3,309,229	Series 2020-HQA3, Class B1, 10.888% (1-Month USD-LIBOR + 5.750%) due 7/25/50(a)(b)	3,548,020
1,280,000	Series 2020-HQA3, Class B2, 15.138% (1-Month USD-LIBOR + 10.000%) due 7/25/50(a)(b)	1,512,921
1,260,000	Series 2020-HQA4, Class B2, 14.538% (1-Month USD-LIBOR + 9.400%) due 9/25/50(a)(b)	1,430,942
3,060,000	Series 2021-DNA5, Class B2, 10.473% (SOFR30A + 5.500%) due 1/25/34(a)(b)	2,664,128
2,601,000	Series 2021-HQA1, Class B2, 9.973% (SOFR30A + 5.000%) due 8/25/33(a)(b)	2,206,078
2,990,000	Series 2021-HQA2, Class B2, 10.423% (SOFR30A + 5.450%) due 12/25/33(a)(b)	2,564,605
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA1, Class B1, 9.788% (1-Month USD-LIBOR + 4.650%) due 1/25/49(a)(b)	5,399,599
5,000,000	Series 2019-DNA2, Class B1, 9.488% (1-Month USD-LIBOR + 4.350%) due 3/25/49(a)(b)	5,327,039
5,000,000	Series 2019-DNA2, Class B2, 15.638% (1-Month USD-LIBOR + 10.500%) due 3/25/49(a)(b)	5,758,628
4,870,000	Series 2019-DNA3, Class B2, 13.288% (1-Month USD-LIBOR + 8.150%) due 7/25/49(a)(b)	5,181,927

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$4,588,000	Series 2019-DNA4, Class B2, 11.388% (1-Month USD-LIBOR + 6.250%) due 10/25/49(a)(b)	$4,630,788
5,800,000	Series 2019-FTR1, Class B2, 13.488% (1-Month USD-LIBOR + 8.350%) due 1/25/48(a)(b)	6,225,536
4,349,000	Series 2019-FTR4, Class B2, 10.138% (1-Month USD-LIBOR + 5.000%) due 11/25/47(a)(b)	3,818,201
5,620,000	Series 2019-HQA1, Class B1, 9.538% (1-Month USD-LIBOR + 4.400%) due 2/25/49(a)(b)	5,928,779
4,030,000	Series 2019-HQA1, Class B2, 17.388% (1-Month USD-LIBOR + 12.250%) due 2/25/49(a)(b)	4,715,495
5,500,000	Series 2019-HQA2, Class B1, 9.238% (1-Month USD-LIBOR + 4.100%) due 4/25/49(a)(b)	5,684,533
5,000,000	Series 2019-HRP1, Class B2, 14.638% (1-Month USD-LIBOR + 9.500%) due 2/25/49(a)(b)	5,074,528
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,393,870	Series 2015-DNA2, Class B, 12.688% (1-Month USD-LIBOR + 7.550%) due 12/25/27(a)	5,494,814
1,910,915	Series 2016-DNA1, Class B, 15.138% (1-Month USD-LIBOR + 10.000%) due 7/25/28(a)	2,115,940
1,066,884	Series 2016-DNA4, Class B, 13.738% (1-Month USD-LIBOR + 8.600%) due 3/25/29(a)@	1,133,564
1,981,663	Series 2016-HQA3, Class B, 14.138% (1-Month USD-LIBOR + 9.000%) due 3/25/29(a)@	2,060,829
554,124	Series 2017-DNA2, Class B2, 16.388% (1-Month USD-LIBOR + 11.250%) due 10/25/29(a)	613,126
4,000,000	Series 2017-DNA3, Class B1, 9.588% (1-Month USD-LIBOR + 4.450%) due 3/25/30(a)	4,347,347
4,290,000	Series 2017-HQA3, Class B1, 9.588% (1-Month USD-LIBOR + 4.450%) due 4/25/30(a)@	4,652,930
1,280,000	Series 2021-DNA2, Class B2, 10.973% (SOFR30A + 6.000%) due 8/25/33(a)(b)	1,185,696
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 5.948% (1-Month USD-LIBOR + 0.810%) due 10/25/35(a)	2,123,514
3,562,002	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.558% (1-Month USD-LIBOR + 0.420%) due 11/25/36(a)	3,299,043
	STACR Trust:
5,419,876	Series 2018-HRP1, Class B1, 8.888% (1-Month USD-LIBOR + 3.750%) due 4/25/43(a)(b)	5,440,721
4,757,132	Series 2018-HRP1, Class B2, 16.888% (1-Month USD-LIBOR + 11.750%) due 5/25/43(a)(b)	5,285,251
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $173,558,732)	174,191,301
ASSET-BACKED SECURITIES - 12.1%
1,868,548	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 5.918% (1-Month USD-LIBOR + 0.780%) due 10/25/35(a)	1,827,262
3,138,615	ABFC Trust, Series 2003-OPT1, Class A3, 5.818% (1-Month USD-LIBOR + 0.680%) due 4/25/33(a)	2,934,011
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 5.408% (1-Month USD-LIBOR + 0.270%) due 9/25/36(a)	2,215,794
5,000,000	Anchorage Capital Clo 18 Ltd., Series 2021-18A, Class A1, 6.410% (3-Month USD-LIBOR + 1.150%) due 4/15/34(a)(b)	4,875,000
1,199,228	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.927% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	1,149,855
2,359,202	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 5.288% (1-Month USD-LIBOR + 0.150%) due 8/25/36(a)	2,214,127

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$2,133,857	CHEC Loan Trust, Series 2004-1, Class A3, 6.138% (1-Month USD-LIBOR + 1.000%) due 7/25/34(a)(b)	$2,028,095
1,046,165	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 5.888% (1-Month USD-LIBOR + 0.750%) due 5/25/34(a)	1,033,360
	CWABS Asset-Backed Certificates Trust:
210,813	Series 2007-12, Class 2A3, 5.938% (1-Month USD-LIBOR + 0.800%) due 8/25/47(a)	208,751
539,124	Series 2007-2, Class 2A3, 5.278% (1-Month USD-LIBOR + 0.140%) due 8/25/37(a)	530,319
1,658,744	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.238% (1-Month USD-LIBOR + 1.100%) due 5/25/37(a)(b)	1,579,193
2,705,177	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 6.230% (1-Month USD-LIBOR + 1.125%) due 9/25/33(a)	2,593,650
4,457,904	Fremont Home Loan Trust, Series 2003-A, Class M1, 6.113% (1-Month USD-LIBOR + 0.975%) due 8/25/33(a)	4,372,689
2,370,000	Home Equity Asset Trust, Series 2005-6, Class M5, 6.083% (1-Month USD-LIBOR + 0.945%) due 12/25/35(a)	2,152,917
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 6.965% (3-Month USD-LIBOR + 1.700%) due 7/19/30(a)(b)	2,915,591
1,982,021	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 5.378% (1-Month USD-LIBOR + 0.240%) due 5/25/37(a)	1,960,109
2,372,783	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 6.038% (1-Month USD-LIBOR + 0.900%) due 10/25/34(a)	2,200,206
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 12.960% (3-Month USD-LIBOR + 7.700%) due 4/15/29(a)(b)	1,136,285
2,364,848	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 5.918% (1-Month USD-LIBOR + 0.780%) due 2/25/34(a)	2,351,510
	Merrill Lynch Mortgage Investors Trust:
513,942	Series 2005-FM1, Class M1, 5.858% (1-Month USD-LIBOR + 0.720%) due 5/25/36(a)	503,757
1,919,211	Series 2006-OPT1, Class A2C, 5.438% (1-Month USD-LIBOR + 0.150%) due 8/25/37(a)	1,785,646
1,219,806	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 5.458% (1-Month USD-LIBOR + 0.320%) due 5/25/36(a)	1,200,102
73,641	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 5.873% (1-Month USD-LIBOR + 0.735%) due 8/25/35(a)	73,382
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.458% (1-Month USD-LIBOR + 1.320%) due 1/25/36(a)	3,253,205
983,589	Series 2005-WCW2, Class M2, 5.933% (1-Month USD-LIBOR + 0.795%) due 7/25/35(a)	969,141
2,519,523	Ramp Trust, Series 2004-RS8, Class MII2, 5.002% (1-Month USD-LIBOR + 1.150%) due 8/25/34(a)	2,401,703
2,551,867	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 5.903% (1-Month USD-LIBOR + 0.765%) due 2/25/35(a)	2,457,556
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.616% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	281,730
6,498,877	Stratus CLO Ltd., Series 2021-2A, Class A, 6.150% (3-Month USD-LIBOR + 0.900%) due 12/28/29(a)(b)	6,431,814
3,874,736	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 5.843% (1-Month USD-LIBOR + 0.705%) due 3/25/34(a)	3,713,768
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 7.763% (1-Month USD-LIBOR + 2.625%) due 11/25/35(a)	2,405,498
771,133	Series 2006-BC6, Class A4, 5.308% (1-Month USD-LIBOR + 0.170%) due 1/25/37(a)	752,904
1,230,307	Series 2006-GEL1, Class M2, 6.338% (1-Month USD-LIBOR + 1.200%) due 11/25/35(a)(b)	1,209,524

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$860,989	Series 2007-BC3, Class 2A3, 5.318% (1-Month USD-LIBOR + 0.180%) due 5/25/47(a)	$815,070
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 5.738% (1-Month USD-LIBOR + 0.600%) due 7/25/37(a)(b)	6,209,222
2,465,000	Series 2006-7, Class 1A2C, 5.678% (1-Month USD-LIBOR + 0.540%) due 7/25/37(a)(b)	1,982,849
16,150,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class B, 8.248% (3-Month TSFR + 3.200%) due 10/20/34(a)(b)	16,220,721
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 11.850% (3-Month USD-LIBOR + 6.590%) due 10/15/29(a)(b)	687,592
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.560% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,260,233
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $96,273,858)	94,894,141
CORPORATE BONDS & NOTES - 11.4%
Communications - 0.4%
301,000	AMC Networks Inc., Company Guaranteed Notes, 5.000% due 4/1/24	295,655
	TEGNA Inc., Company Guaranteed Notes:
2,028,000	4.625% due 3/15/28	1,764,360
2,188,000	5.000% due 9/15/29	1,876,111
	Total Communications	3,936,126
Consumer Cyclical - 4.7%
5,081,000	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(b)	4,826,950
13,656,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	12,802,500
16,856,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)(c)	16,877,070
2,794,000	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	1,819,230
	Total Consumer Cyclical	36,325,750
Consumer Non-cyclical - 2.3%
14,932,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(c)	14,939,568
3,351,000	Williams Scotsman International Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	3,334,643
	Total Consumer Non-cyclical	18,274,211
Energy - 1.4%
10,360,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 11.000% due 4/15/25(b)	10,671,097
Technology - 0.8%
	NCR Corp., Company Guaranteed Notes:
5,086,000	5.750% due 9/1/27(b)	5,058,372
1,201,000	6.125% due 9/1/29(b)	1,191,138
	Total Technology	6,249,510
Utilities - 1.8%
2,400,000	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%) (a)(b)(d)	2,274,000
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%) (a)(b)(d)	11,570,258
	Total Utilities	13,844,258
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $90,823,261)	89,300,952
SENIOR LOAN(a) - 1.2%
9,424,380	Playa Hotels & Resorts BV, 9.316% (1-Month USD-LIBOR + 0.425%) due 1/5/29	9,380,839
	TOTAL SENIOR LOAN
	(Cost - $9,136,242)	9,380,839

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 15.6%
CONSUMER CYCLICAL - 3.0%
Entertainment - 2.6%
487,093	Golden Entertainment Inc.*(c)	$20,526,099
Lodging - 0.4%
340,052	Playa Hotels & Resorts NV*	3,023,062
	TOTAL CONSUMER CYCLICAL	23,549,161
CONSUMER NON-CYCLICAL - 9.1%
Biotechnology - 6.2%
146,843	Biohaven Ltd.*	2,571,221
638,785	Crinetics Pharmaceuticals Inc.*	13,944,677
199,689	DICE Therapeutics Inc.*	6,312,169
98,213	Horizon Therapeutics PLC*	9,824,246
100,507	IVERIC bio Inc.*	3,794,139
238,041	Relay Therapeutics Inc.*	2,651,777
255,592	Xenon Pharmaceuticals Inc.*	9,847,960
	Total Biotechnology	48,946,189
Commercial Services - 2.3%
51,347	GXO Logistics Inc.*	2,871,324
199,720	Target Hospitality Corp.*(e)	2,822,044
271,405	WillScot Mobile Mini Holdings Corp.*	11,692,127
	Total Commercial Services	17,385,495
Food - 0.6%
224,458	Albertsons Cos., Inc., Class A Shares	4,569,965
	TOTAL CONSUMER NON-CYCLICAL	70,901,649
DIVERSIFIED - 0.0%
SPACs - 0.0%
70,340	First Light Acquisition Group Inc., Class A Shares*(f)(g)@	–
ENERGY - 0.1%
Oil & Gas - 0.1%
41,751	Vitesse Energy Inc.	964,031
FINANCIAL - 2.0%
Banks - 2.0%
942,569	Blue Foundry Bancorp*(c)	8,765,892
1,001,177	Kearny Financial Corp.(c)	6,838,039
	Total Banks	15,603,931
	TOTAL FINANCIAL	15,603,931
INDUSTRIAL - 0.8%
Metal Fabricate/Hardware - 0.8%
742,956	Hillman Solutions Corp.*(c)	6,017,944
TECHNOLOGY - 0.6%
Software - 0.6%
24,258	Activision Blizzard Inc.*	1,945,492
23,505	VMware Inc., Class A Shares*	3,203,496
	Total Software	5,148,988
	TOTAL TECHNOLOGY	5,148,988
	TOTAL COMMON STOCKS
	(Cost - $110,242,097)	122,185,704

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
OPEN-END FUNDS - 18.7%
10,785,108	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	$122,734,523
1,897,743	Palm Valley Capital Fund	23,532,015
	TOTAL OPEN-END FUNDS
	(Cost - $145,650,186)	146,266,538
EQUITY LINKED NOTE - 0.4%
DIVERSIFIED - 0.4%
SPACs - 0.4%
299,624	Ares Acquisition Corp. II*
	(Cost - $2,996,240)	3,044,180
PREFERRED STOCK - 0.1%
COMMUNICATIONS - 0.1%
Telecommunications - 0.1%
27,888	Telephone & Data Systems Inc., 6.000%(d)
	(Cost - $697,200)	317,087
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
468,723	Bridger Aerospace Group Holdings Inc.*(f)	93,979
88,320	EQRX Inc.*(f)	12,188
556,875	First Light Acquisition Group Inc.*(f)	22,832
183,154	FTAC Zeus Acquisition Corp.*(f)	2,766
131,807	Inspirato Inc.*(f)	8,053
185,925	Logistics Innovation Technologies Corp.*(f)	279
358,816	Pagaya Technologies Ltd.*(f)	33,908
491,405	Screaming Eagle Acquisition Corp.*(f)	73,711
232,452	Senior Connect Acquisition Corp. I*(f)	279
77,310	SomaLogic Inc.*(e)(f)	22,938
23,299	X4 Pharmaceuticals Inc.*	121
244,085	ZeroFox Holdings Inc.*(f)	9,617
	Total SPACs	280,671
	TOTAL DIVERSIFIED	280,671
	TOTAL WARRANTS
	(Cost - $2,600,518)	280,671
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $631,978,334)	639,861,413

Face Amount†

SHORT-TERM INVESTMENTS - 14.0%
TIME DEPOSITS - 14.0%
$160	ANZ National Bank - London, 4.430% due 6/1/23	160
9,321	Barclays Bank PLC - London, 4.430% due 6/1/23	9,321
58,943,378	JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	58,943,378
50,561,733	Royal Bank of Canada - Toronto, 4.430% due 6/1/23	50,561,733
	TOTAL TIME DEPOSITS
	(Cost - $109,514,592)	109,514,592

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
$1,287,775	Federated Government Obligations Fund, Premier Class, 4.896%(h)
	(Cost - $1,287,775)	$1,287,775
	TOTAL INVESTMENTS - 96.0%
	(Cost - $742,780,701)	750,663,780
	Other Assets in Excess of Liabilities - 4.0%	31,074,516
	TOTAL NET ASSETS - 100.0%	$781,738,296

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $248,410,011 and represents 31.78% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2023, amounts to $280,550 and represents 0.04% of net assets.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	Represents investment of collateral received from securities lending transactions.

@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C01, Class 1B, 16.888% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	$236,453	$595,288	0.08%
Series 2016-C02, Class 1B, 17.388% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	3,922,080	0.50%
Series 2016-C03, Class 1B, 16.888% (1-Month USD-LIBOR + 11.750%) due 10/25/28	4/27/2022	537,977	549,175	0.07%
Series 2016-C03, Class 2M2, 11.038% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	3,246,069	0.42%
Series 2016-C04, Class 1B, 15.388% (1-Month USD-LIBOR + 10.250%) due 1/25/29	4/13/2022	1,355,446	1,370,101	0.18%
Series 2016-C06, Class 1B, 14.388% (1-Month USD-LIBOR + 9.250%) due 4/25/29	3/11/2022	1,143,710	4,928,345	0.63%
Series 2017-C02, Class 2B1, 10.638% (1-Month USD-LIBOR + 5.500%) due 9/25/29	2/22/2022	4,378,125	5,763,942	0.74%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 13.738% (1-Month USD-LIBOR + 8.600%) due 3/25/29	3/11/2022	1,105,244	1,133,564	0.26%
Series 2016-HQA3, Class B, 14.138% (1-Month USD-LIBOR + 9.000%) due 3/25/29	1/27/2022	2,131,393	2,060,829	0.15%
Series 2017-HQA3, Class B1, 9.588% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	1,354,500	4,652,930	0.60%
First Light Acquisition Group Inc.	9/10/2021	306	–	0.00%
			$28,222,323	3.63%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
SPDR	—	Standard & Poor’s Depository Receipts

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	23.2%
Open-End Funds	19.5
Common Stocks	16.3
Asset-Backed Securities	12.6
Corporate Bonds & Notes	11.9
Senior Loans	1.2
Equity Linked Note	0.4
Preferred Stock	0.0	*
Warrants	0.0	*
Short-Term Investments	14.7
Money Market Fund	0.2
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.005%.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation
USD	8,645,362	1/23/24	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$167,131
USD	9,567,439	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket**	(189,951)
USD	9,385,556	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	Cannae Holdings Inc.	(94,565)
							$(117,385)

* GSCBGDEN Basket consists of a portfolio of:

Boyd Gaming Corp.	26%
Churchill Downs Inc.	24%
Red Rock Resorts Inc.	24%
Penn Entertainment Inc.	14%
Caesars Entertainment Inc.	12%
100%

** GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	49%
Alight Inc.	27%
Ceridian HCM Holding Inc.	21%
Paysafe Ltd	3%
100%

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

At May 31, 2023, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 5/31/23(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.075%	USD	10,000,000	$558,266	$405,000	$153,266
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.075%	USD	10,000,000	561,044	246,500	314,544
CDX.NA.HY.37	5.000%	12/20/26	3-Month	MSCS	1.882%	USD	20,000,000	2,245,703	1,234,622	1,011,081
CDX.NA.HY.39	5.000%	12/20/27	3-Month	MSCS	3.387%	USD	25,000,000	1,874,658	1,437,500	437,158
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	3.276%	USD	20,000,000	(1,786,922)	(4,046,000)	2,259,078
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	3.276%	USD	20,000,000	(1,786,922)	(2,630,800)	843,878
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	3.276%	USD	40,000,000	(3,573,842)	(4,690,000)	1,116,158
								$(1,908,015)	$(8,043,178)	$6,135,163

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 6.0%
CORPORATE BOND & NOTE - 0.5%
Industrial - 0.5%
$4,117,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)
	(Proceeds - $3,547,971)	$3,554,000

Shares/Units

EXCHANGE TRADED FUNDS (ETFs) - 5.2%
231,255	Global X US Infrastructure Development	6,308,636
46,521	iShares Russell 2000, Class Common Shares	8,083,954
244,995	SPDR S&P Biotech*	20,559,981
154,691	SPDR S&P Regional Banking	6,028,308
	Total Exchange Traded Funds (ETFs)	40,980,879
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $62,877,901)	40,980,879

Shares/Units	Security	Value
SECURITIES SOLD SHORT – (continued)
COMMON STOCK - 0.3%
TECHNOLOGY - 0.3%
Semiconductors - 0.3%
3,005	Broadcom Inc.
	(Proceeds - $1,907,016)	$2,427,920
	TOTAL SECURITIES SOLD SHORT - 6.0%
	(Proceeds - $68,332,888)	$46,962,799

*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $3,554,000 and represents 0.45% of net assets.

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 94.4%
Alabama - 2.1%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,178,860
3,000,000	BBB	County of Jefferson AL Sewer Revenue, Revenue Bonds, Series D, 6.500% due 10/1/53	3,168,958
2,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	2,527,494
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,527,701
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	271,803
175,000	A	5.000% due 3/1/29	183,071
180,000	A	5.000% due 3/1/30	188,364
185,000	A	5.000% due 3/1/31	193,641
145,000	A	5.000% due 3/1/32	151,731
215,000	A	5.000% due 3/1/33	224,907
3,500,000	A1(b)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(c)	3,495,268
1,500,000	A1(b)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series B, 4.000% due 12/1/51(c)	1,471,152
500,000	B-	Sumter County Industrial Development Authority, Revenue Bonds, 6.000% due 7/15/52(a)(c)	353,714
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	1,324,578
		Total Alabama	18,261,242
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,061,549
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	221,210
		Total Alaska	1,282,759
Arizona - 2.7%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,279,427
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,493,106
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,166,839
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	238,260
215,000	AA+	Series A, 5.000% due 7/1/28	222,809
235,000	AA+	Series A, 5.000% due 7/1/29	243,536
		City of Glendale AZ Excise Tax Revenue, Revenue Bonds:
105,000	AA+	Series A, 5.000% due 7/1/23	105,134
85,000	AA+	Series A, 5.000% due 7/1/32	90,962
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA+	5.000% due 7/1/24	56,021
105,000	AA+	5.000% due 7/1/26	108,771
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(a)	68,363
90,000	AA-	Series A, 5.000% due 7/1/28(a)	94,542
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,414,397
1,000,000	AAA	City of Scottsdale AZ, GO, Series B, 5.000% due 7/1/23	1,001,190
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	BB+	4.000% due 10/15/47(a)(d)	845,012
200,000	A2(b)	5.000% due 7/1/47	209,597
190,000	AA-	Series A, 4.000% due 1/1/24	190,535
60,000	AA-	Series A, 5.000% due 1/1/24	60,510
225,000	AA-	Series A, 5.000% due 1/1/25	230,460
735,000	A2(b)	Series B, 5.000% due 9/1/45(c)	745,602
290,000	AA-	Series C, 5.000% due 1/1/48(c)	295,674
800,000	AA-	Series D, 5.000% due 1/1/46(c)	834,534

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Arizona - 2.7% - (continued)
$2,000,000	A-	Maricopa County Pollution Control Corp., Revenue Bonds, 2.400% due 6/1/35	$1,541,729
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	158,231
		State of Arizona, COP:
300,000	AA-	Series A, 5.000% due 10/1/23	301,516
310,000	AA-	Series A, 5.000% due 10/1/24	316,885
		Total Arizona	23,313,642
Arkansas - 0.1%
1,150,000	BB-	Arkansas Development Finance Authority, Revenue Bonds, 5.700% due 5/1/53(a)	1,153,564
California - 4.3%
205,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(c)	201,833
1,845,000	NR	California Community Housing Agency, Revenue Bonds, 4.000% due 2/1/50(d)	1,368,830
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,094
3,000,000	BB-	California Municipal Finance Authority, Revenue Bonds, 4.000% due 7/15/29(a)	2,919,102
2,500,000	BB	California Statewide Communities Development Authority, Revenue Bonds, 5.500% due 12/1/54	2,481,917
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(a)	639,263
675,000	AA-	4.000% due 5/15/39(a)	659,706
650,000	AA-	4.000% due 5/15/40(a)	630,168
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	783,848
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(d)	2,166,853
1,000,000	NR	3.000% due 12/1/56(d)	657,368
1,000,000	NR	4.000% due 8/1/56(d)	731,569
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	169,382
145,000	A+	Series A, Prerefunded 6/1/23 @ 100, 5.000% due 6/1/29(e)	145,000
115,000	NR	Series A1, 5.000% due 6/1/25	119,465
30,000	NR	Series A1, 5.000% due 6/1/26	31,856
5,000,000	NR	Series B2, zero coupon, due 6/1/66	505,797
500,000	AA	Irvine Facilities Financing Authority, Special Tax, 4.000% due 9/1/58	474,944
		Los Angeles Department of Water & Power, Revenue Bonds:
290,000	AA-	Series A, 5.000% due 7/1/29	299,740
1,750,000	Aa2(b)	Series C, 5.000% due 7/1/41	1,943,265
2,950,000	Aa3(b)	Los Angeles Unified School District, GO, 5.000% due 7/1/41	3,315,504
1,980,000	AAA	Moulton-Niguel Water District Public Facilities Corp., COP, 3.000% due 9/1/37	1,767,850
		Oakland Unified School District, GO:
100,000	AA	AGM,5.000% due 8/1/26	103,997
30,000	A-	Series A, 5.000% due 8/1/28	31,195
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	79,339
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(a)	194,814
1,800,000	AAA	San Jose Financing Authority, Revenue Bonds, Series B, 5.000% due 11/1/42	2,027,295
2,500,000	AA+	San Mateo Foster City School District, GO, 4.000% due 8/1/48	2,452,867
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	341,797
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	777,203
80,000	AA-	5.000% due 9/1/29	85,378
760,000	AA-	5.000% due 8/1/30	824,285
4,100,000	AA-	5.000% due 3/1/31	4,238,496

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
California - 4.3% - (continued)
$3,000,000	AA-	5.000% due 4/1/36	$3,313,351
435,000	AA-	Series B, 5.000% due 8/1/26	461,538
205,000	AA-	Series C, 5.000% due 8/1/29	218,433
100,000	A1(b)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	102,274
		Total California	37,380,616
Colorado - 3.4%
2,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series C, 4.000% due 3/1/38	2,001,438
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(a)	66,112
315,000	A+	Series A, 5.000% due 12/1/26(a)	327,925
30,000	AA-	Series A, 5.000% due 11/15/27(a)	31,617
2,695,000	AA-	Series A, 5.000% due 11/15/28(a)	2,864,943
145,000	AA-	Series A, 5.000% due 11/15/29(a)	152,955
115,000	AA-	Series A, 5.000% due 11/15/30(a)	121,229
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,845,063
		Colorado Health Facilities Authority, Revenue Bonds:
2,115,000	AA	5.000% due 11/15/36(c)	2,125,765
190,000	Baa1(b)	5.000% due 9/1/46	191,830
640,000	AA	5.000% due 11/15/49(c)	670,396
2,000,000	A-	5.250% due 11/1/52	2,078,805
500,000	A-	Series A, 5.000% due 8/1/44	514,514
325,000	A-	Series B2, 5.000% due 8/1/49(c)	334,420
70,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	69,652
3,000,000	Aa2(b)	Gunnison Watershed School District No Re 1J, GO, 5.000% due 12/1/47	3,297,726
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 0.900% due 11/1/26	1,778,859
		State of Colorado, COP:
2,250,000	AA-	Series A, 4.000% due 12/15/36	2,275,664
3,775,000	AA-	Series A, 4.000% due 12/15/39	3,791,165
1,435,000	Aa1(b)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(c)	1,393,922
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	131,705
120,000	AA	5.000% due 12/15/29	126,399
135,000	AA	5.000% due 12/15/31	142,178
285,000	AA	5.000% due 12/1/34	310,633
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,619,764
		Total Colorado	30,264,679
Connecticut - 1.7%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
410,000	A	Series A, 5.000% due 7/1/34	441,601
505,000	AA-	Series B, 1.800% due 7/1/49(c)	492,081
65,000	A	Series S, 5.000% due 7/1/26	68,125
30,000	A	Series S, 5.000% due 7/1/29	32,409
4,465,000	AAA	Series V1, 3.500% due 7/1/36(c)	4,465,000
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	94,467
375,000	AA-	Series A, 5.000% due 4/15/26	394,284
150,000	AA-	Series A, 5.000% due 4/15/30	166,502
170,000	AA-	Series A, 5.000% due 4/15/34	188,129
60,000	AA-	Series A, 5.000% due 4/15/35	66,002
175,000	AA-	Series B, 5.000% due 1/15/26	183,076
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,177,464

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Connecticut - 1.7% - (continued)
$100,000	AA-	Series E, 5.000% due 10/15/26	$106,191
150,000	AA-	Series E, 5.000% due 10/15/29	159,417
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,425,000	AA	Series A, 5.000% due 7/1/39	2,713,383
2,500,000	AA	Series A, 5.250% due 7/1/43	2,812,203
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	357,363
		Total Connecticut	14,917,697
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	35,295
80,000	A	Series C, 5.000% due 1/1/25	80,747
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(e)	3,221,006
		Total Delaware	3,337,048
District of Columbia - 0.7%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,028,972
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
75,000	AA-	Series A, 5.000% due 10/1/23(a)	75,297
2,625,000	AA-	Series A, 5.000% due 10/1/24(a)	2,663,752
115,000	AA-	Series A, 5.000% due 10/1/28(a)	122,115
120,000	AA-	Series A, 5.000% due 10/1/29(a)	127,742
95,000	AA-	Series A, 5.000% due 10/1/30(a)	100,966
205,000	AA-	Series A, 5.000% due 10/1/31(a)	216,709
60,000	AA-	Series A, 5.000% due 10/1/34(a)	62,915
55,000	AA-	Series A, 5.000% due 10/1/36(a)	57,158
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, 4.000% due 10/1/35	402,688
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	255,636
		Total District of Columbia	6,113,950
Florida - 6.9%
		Brevard County School District, COP:
95,000	Aa3(b)	5.000% due 7/1/27	96,388
215,000	Aa3(b)	5.000% due 7/1/30	217,595
85,000	Aa3(b)	Series C, 5.000% due 7/1/24	86,487
		Capital Trust Agency Inc., Revenue Bonds:
450,000	NR	Series A1, 4.000% due 6/15/29(d)	424,327
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,788,752
1,500,000	NR	Celebration Pointe Community Development District No 1, Special Assessment, 4.000% due 5/1/53	1,162,462
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(a)	63,164
90,000	A+	5.000% due 10/1/31(a)	94,739
120,000	A+	Series A, 5.000% due 10/1/29(a)	122,676
85,000	A+	Series A, 5.000% due 10/1/31(a)	86,921
115,000	A+	Series A, 5.000% due 10/1/32(a)	117,562
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,072,962
90,000	A+	Series Q1, 5.000% due 10/1/23	90,094
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
60,000	AA+	Series A, 5.000% due 9/1/23(a)	60,128
65,000	AA+	Series A, 5.000% due 9/1/24(a)	65,827
65,000	AA+	Series A, 5.000% due 9/1/26(a)	67,590
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	168,114

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 6.9% - (continued)
$120,000	A+	5.000% due 10/1/29	$125,469
215,000	A+	5.000% due 10/1/30	224,523
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	120,769
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A	Series A, 5.000% due 10/1/24(a)	290,383
55,000	A	Series A, 5.000% due 10/1/27(a)	55,526
80,000	A	Series A, 5.000% due 10/1/29(a)	80,912
70,000	A	Series A, 5.000% due 10/1/30	73,517
30,000	A	Series A, 5.000% due 10/1/31	31,505
160,000	A	Series A, 5.000% due 10/1/33(a)	161,776
5,000,000	A	Series A, 5.000% due 10/1/34(a)	5,050,815
70,000	A	Series A, 5.000% due 10/1/35(a)	70,597
65,000	A	Series B, 5.000% due 10/1/24	65,066
215,000	A	Series B, 5.000% due 10/1/37	217,037
500,000	A	Series B, 5.000% due 10/1/40(a)	508,835
10,000,000	AA-	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,510,966
		County of Miami-Dade Seaport Department, Revenue Bonds:
2,430,000	A3(b)	Series A, 5.000% due 10/1/32(a)	2,685,932
1,250,000	A3(b)	Series A, 5.000% due 10/1/47(a)	1,296,311
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	129,030
30,000	A+	Series B, 5.000% due 7/1/28	30,955
190,000	A+	Series B, 5.000% due 7/1/30	195,856
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,432,162
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(b)	5.000% due 10/1/24	30,639
45,000	A2(b)	5.000% due 10/1/27	46,615
55,000	A2(b)	Series A, 5.000% due 10/1/30	57,630
60,000	A2(b)	Series A, 5.000% due 10/1/31	62,715
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,501,616
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	991,284
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(a)(e)	106,891
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(a)(e)	64,135
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(e)	36,159
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(e)	72,319
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(a)	903,390
185,000	A(f)	Series B, 5.000% due 6/1/38(a)	191,110
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	76,072
		JEA Electric System Revenue, Revenue Bonds:
200,000	A	Series B, 5.000% due 10/1/26	212,216
5,000,000	A+	Series C1, 3.300% due 10/1/34(c)	5,000,000
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(e)	30,385
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(e)	50,641
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(e)	15,192
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	593,966
415,000	A+	Series A1, 5.000% due 4/1/35	445,393

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 6.9% - (continued)
$755,000	A+	Series A2, 5.000% due 4/1/33(c)	$776,464
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	46,656
115,000	A	Series A, 5.000% due 7/1/32	119,164
95,000	A	Series A, 5.000% due 7/1/33	98,300
30,000	A	Series A, 5.000% due 7/1/34	30,963
235,000	A	Series A, 5.000% due 7/1/40	236,190
85,000	A	Series A, 5.000% due 7/1/44	85,106
		Orange County Health Facilities Authority, Revenue Bonds:
2,215,000	A+	4.000% due 10/1/52	1,964,282
200,000	A+	Series A, 5.000% due 10/1/39	207,266
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(e)	207,894
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	50,279
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	10,078
20,000	WD(f)	5.000% due 12/1/24	20,478
		Palm Beach County School District, COP:
35,000	Aa3(b)	Series A, 5.000% due 8/1/23	35,086
40,000	Aa3(b)	Series A, 5.000% due 8/1/24	40,772
705,000	Aa3(b)	Series A, 5.000% due 8/1/26	745,605
300,000	Aa3(b)	Series B, 5.000% due 8/1/26	310,058
240,000	Aa3(b)	Series B, 5.000% due 8/1/27	247,792
160,000	Aa3(b)	Series B, 5.000% due 8/1/28	165,060
695,000	Aa3(b)	Series D, 5.000% due 8/1/26	718,300
315,000	Aa3(b)	Series D, 5.000% due 8/1/27	325,228
110,000	Aa3(b)	Series D, 5.000% due 8/1/28	113,479
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	342,327
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	123,736
570,000	A+	Series A, 5.000% due 5/1/31	594,033
220,000	A+	Series B, 5.000% due 8/1/27	230,772
395,000	A+	Series B, 5.000% due 5/1/28	404,493
340,000	A+	Series D, 5.000% due 11/1/24	346,946
355,000	A+	Series D, 5.000% due 11/1/25	362,056
230,000	A+	Series D, 5.000% due 11/1/26	234,476
115,000	A+	Series D, 5.000% due 2/1/29	119,130
190,000	A+	Series D, 5.000% due 2/1/30	196,725
		School District of Broward County, COP:
330,000	A+	Series A, 5.000% due 7/1/26	340,506
265,000	A+	Series A, 5.000% due 7/1/27	274,030
115,000	A+	Series A, 5.000% due 7/1/28	118,334
70,000	A+	Series A, 5.000% due 7/1/32	72,928
335,000	A+	Series B, 5.000% due 7/1/26	345,665
230,000	A+	Series B, 5.000% due 7/1/27	237,837
390,000	A+	Series B, 5.000% due 7/1/28	401,229
		Seminole County School Board, COP:
60,000	Aa3(b)	Series C, 5.000% due 7/1/23	60,070
50,000	Aa3(b)	Series C, 5.000% due 7/1/24	50,874
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	120,371
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	76,339
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	60,059
125,000	A	Series A, 5.000% due 7/1/27	125,121

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 6.9% - (continued)
$5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	$6,650,212
70,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, NPFG, 6.000% due 10/1/29	83,213
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(b)	4.000% due 10/15/36	149,108
80,000	A2(b)	5.000% due 10/15/44	83,563
150,000	A2(b)	5.000% due 10/15/49	155,622
		Volusia County School Board, COP:
600,000	Aa3(b)	5.000% due 8/1/24	610,678
145,000	AA	Series A, 5.000% due 8/1/32	150,619
		Total Florida	60,307,670
Georgia - 2.6%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	31,028
70,000	AA-	5.000% due 11/1/29	72,446
2,000,000	AA-	5.000% due 11/1/40	2,045,904
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(c)	577,859
830,000	BBB+	2.925% due 11/1/53(c)	818,163
1,000,000	Ba3(b)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(d)	953,492
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	166,806
		Main Street Natural Gas, Inc., Revenue Bonds:
5,000,000	Aa1(b)	Series A, 4.000% due 4/1/48(c)	5,002,340
840,000	Aa1(b)	Series C, 4.000% due 8/1/48(c)	840,815
2,000,000	BBB-	Series C, 4.000% due 8/1/52(c)(d)	1,927,258
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	167,577
145,000	A-	Series A, 5.000% due 1/1/30	156,464
105,000	A	Series GG, 5.000% due 1/1/24	105,084
35,000	A	Series GG, 5.000% due 1/1/25	35,028
145,000	A	Series GG, 5.000% due 1/1/26	145,127
40,000	AA-	Municipal Gas Authority of Georgia, Revenue Bonds, Series U, 5.000% due 10/1/24	40,757
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	5,514,675
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,156,400
		Total Georgia	22,757,223
Hawaii - 1.2%
2,500,000	Aa2(b)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,487,089
		City & County of Honolulu HI, GO:
7,105,000	Aa2(b)	Series C, 4.000% due 10/1/32	7,269,418
90,000	Aa2(b)	Series D, 5.000% due 9/1/26	95,483
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	530,702
		Total Hawaii	10,382,692
Idaho - 0.6%
		Idaho Housing & Finance Association, Revenue Bonds:
45,000	A2(b)	5.000% due 7/15/23	45,068
35,000	A2(b)	5.000% due 7/15/24	35,617
95,000	A2(b)	5.000% due 7/15/27	102,042
1,000,000	Aa1(b)	5.000% due 8/15/41	1,102,320
1,000,000	Aa1(b)	5.000% due 8/15/42	1,097,333
50,000	Aa1(b)	Series A, 4.000% due 1/1/50	49,451

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Idaho - 0.6% - (continued)
$250,000	A2(b)	Series A, 5.000% due 7/15/30	$281,124
250,000	A2(b)	Series A, 5.000% due 7/15/31	285,028
2,380,000	Aa1(b)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,470,378
		Total Idaho	5,468,361
Illinois - 4.1%
		Chicago Board of Education, GO:
2,500,000	BB+	5.125% due 12/1/32	2,509,577
2,040,000	BB+	Series A, 5.000% due 12/1/47	1,994,342
2,075,000	AA	Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds, 5.750% due 4/1/48	2,277,356
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(a)	66,590
100,000	A	Series A, 5.000% due 1/1/30(a)	102,547
70,000	A	Series A, 5.000% due 1/1/31(a)	71,803
190,000	A	Series A, 5.000% due 1/1/32(a)	190,969
95,000	A	Series B, 5.000% due 1/1/24	95,775
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(a)	75,233
125,000	A+	Series A, 5.000% due 1/1/24(a)	125,697
270,000	A+	Series A, 5.000% due 1/1/29	286,483
200,000	A+	Series A, 5.000% due 1/1/48(a)	204,376
285,000	A+	Series B, 5.000% due 1/1/32	291,658
120,000	A+	Series B, 5.000% due 1/1/53	123,831
45,000	A+	Series C, 5.000% due 1/1/24	45,367
65,000	A+	Series C, 5.000% due 1/1/25	66,577
60,000	A+	Series C, 5.000% due 1/1/26	62,554
70,000	A+	Series C, 5.000% due 1/1/33	72,813
80,000	A+	Series C, 5.000% due 1/1/34	83,113
60,000	A+	Series D, 5.000% due 1/1/27(a)	62,167
15,000	A+	Series D, 5.000% due 1/1/28(a)	15,595
85,000	A+	Series D, 5.000% due 1/1/31(a)	88,761
45,000	A+	Series D, 5.000% due 1/1/33(a)	46,959
		City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM:
30,000	AA	5.250% due 11/1/33	30,008
3,700,000	AA	Series A, 5.500% due 11/1/62	4,064,941
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	158,156
35,000	Aa3(b)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	37,554
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	831,310
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	63,054
75,000	A+	5.000% due 11/15/26	75,044
25,000	A3(b)	5.000% due 8/15/27	25,701
70,000	A	5.000% due 5/15/28	72,787
60,000	AA+	5.000% due 7/15/28	65,075
40,000	A	5.000% due 5/15/29	41,559
150,000	AAA	5.000% due 7/1/29	160,842
25,000	A+	5.000% due 11/15/29	25,014
110,000	A3(b)	5.000% due 12/1/29	114,331
145,000	AAA	5.000% due 1/1/30	155,995
330,000	AA-	5.000% due 8/15/30	374,030

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 4.1% - (continued)
$255,000	AAA	5.000% due 7/1/31	$274,354
175,000	A3(b)	5.000% due 8/15/35	178,228
100,000	A3(b)	5.000% due 12/1/46	100,595
25,000	BBB+	5.000% due 8/1/49	24,289
495,000	AA-	Series A, 5.000% due 2/15/24	499,771
95,000	AA-	Series A, 5.000% due 2/15/25	97,191
45,000	AA-	Series A, 5.000% due 2/15/26	46,764
30,000	A	Series A, 5.000% due 11/15/27	31,037
35,000	A	Series A, 5.000% due 11/15/28	36,198
55,000	A	Series A, 5.000% due 11/15/29	56,813
100,000	A	Series A, 5.000% due 11/15/32	103,047
60,000	A+	Series A, 5.000% due 11/15/34	61,355
20,000	BBB+	Series A, 5.000% due 8/1/47	19,537
75,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(e)	79,237
50,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(e)	52,824
255,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(e)	269,405
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(e)	100,149
15,000	WD(f)	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(e)	15,301
85,000	A+	Series B, 5.000% due 11/15/26	87,592
35,000	AA+	Series C, 3.750% due 2/15/34	35,195
160,000	AA+	Series C, 4.000% due 2/15/36	160,617
15,000	AA+	Series C, 5.000% due 2/15/24	15,149
75,000	AA+	Series C, 5.000% due 2/15/26	78,176
200,000	AA+	Series C, 5.000% due 2/15/28	211,669
135,000	AA+	Series C, 5.000% due 2/15/29	143,111
50,000	AA+	Series C, 5.000% due 2/15/31	52,976
365,000	AA+	Series C, 5.000% due 2/15/32	386,203
145,000	AA+	Series C, 5.000% due 2/15/33	153,201
65,000	AA+	Series C, 5.000% due 2/15/36	68,020
205,000	AA+	Series C, 5.000% due 2/15/41	211,561
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(e)	181,111
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(e)	939,910
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(e)	1,404,463
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(e)	20,590
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	298,804
105,000	A	Series A, 5.000% due 2/1/31	107,658
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	52,116
175,000	AA-	Series D, 5.000% due 1/1/24	176,509
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	264,662
55,000	AA	5.000% due 1/1/29	58,128
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM, zero coupon, due 1/1/24	225,025
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/25	210,848
170,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/26	153,644
215,000	NR	Series NPFG, zero coupon, due 1/15/24	209,965
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	65,658
175,000	AA+	5.000% due 2/1/27	179,584

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 4.1% - (continued)
$2,000,000	A	Metropolitan Pier & Exposition Authority, Revenue Bonds, 5.000% due 6/15/52	$2,002,207
		State of Illinois, GO:
100,000	A-	5.000% due 8/1/23	100,170
225,000	A-	5.000% due 6/1/25	230,751
270,000	A-	5.000% due 2/1/27	281,054
180,000	A-	5.000% due 2/1/28	189,847
60,000	A-	5.000% due 4/1/28	60,536
25,000	A-	5.000% due 5/1/28	25,247
165,000	A-	5.000% due 2/1/29	173,925
70,000	A-	5.000% due 5/1/32	70,650
190,000	A-	5.000% due 5/1/33	191,670
305,000	A-	5.250% due 2/1/31	307,677
115,000	A-	5.500% due 7/1/38	115,232
1,185,000	A-	5.500% due 5/1/39	1,293,394
2,000,000	A-	Series A, 5.000% due 3/1/29	2,173,870
365,000	A-	Series B, 5.000% due 9/1/23	365,963
365,000	A-	Series B, 5.000% due 9/1/24	370,510
620,000	A-	Series D, 5.000% due 11/1/23	622,880
405,000	A-	Series D, 5.000% due 11/1/25	418,052
390,000	A-	Series D, 5.000% due 11/1/26	409,302
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	116,003
115,000	A-	6.250% due 10/1/38	116,116
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(b)	Series A, 5.000% due 11/1/25	2,523,189
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	145,264
		Total Illinois	35,757,293
Indiana - 3.0%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	321,830
805,000	NR	City of Valparaiso IN, Revenue Bonds, 7.000% due 1/1/44(a)	818,314
370,000	A-	City of Whiting IN, Revenue Bonds, 5.000% due 12/1/44(a)(c)	380,388
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	284,195
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 9/1/26	31,609
15,000	AA-	5.000% due 9/1/29	15,784
240,000	AA-	5.000% due 3/1/36	245,419
60,000	AA-	5.000% due 9/1/36	62,302
4,050,000	AAA	5.000% due 2/1/40	4,525,163
4,255,000	AAA	5.000% due 2/1/41	4,745,265
70,000	AA	Series A, 5.000% due 10/1/26	71,490
35,000	AA	Series A, 5.000% due 10/1/28	35,745
320,000	AA	Series B, 2.250% due 12/1/58(c)	310,232
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(e)	90,245
7,500,000	AA+	Indiana Health Facility Financing Authority, Revenue Bonds, Series E6, 3.750% due 11/15/39(c)	7,500,000
210,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	205,294
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	524,580
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(b)	5.000% due 1/1/25(a)	258,711
550,000	A1(b)	5.000% due 1/1/35(a)	600,290
550,000	A1(b)	5.250% due 1/1/36(a)	607,916

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Indiana - 3.0% - (continued)
$600,000	A1(b)	5.250% due 1/1/37(a)	$657,507
1,500,000	A1(b)	5.250% due 1/1/41(a)	1,612,599
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, Series B, 5.000% due 7/15/28	2,526,358
		Total Indiana	26,431,236
Iowa - 1.6%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,173,956
		Iowa Finance Authority, Revenue Bonds:
1,785,000	BB+	4.750% due 8/1/42	1,698,564
3,840,000	AAA	5.000% due 8/1/31	4,176,039
2,000,000	BBB-	5.000% due 12/1/50	2,004,495
5,000,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	5,104,745
		Total Iowa	14,157,799
Kansas - 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	31,038
35,000	A	Series A, 5.000% due 9/1/32	36,203
		Total Kansas	67,241
Kentucky - 1.2%
1,000,000	NR	City of Henderson KY, Revenue Bonds, 3.700% due 1/1/32(a)(d)	957,978
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(b)	5.000% due 1/1/25	25,645
15,000	A1(b)	5.000% due 1/1/26	15,661
45,000	A1(b)	5.000% due 1/1/29	47,170
50,000	A1(b)	5.000% due 1/1/30	52,337
5,000,000	A2(b)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(c)	4,995,341
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	170,176
145,000	A-	5.000% due 5/1/28	156,842
15,000	A-	5.000% due 5/1/29	16,269
40,000	AA	5.000% due 5/1/31	43,633
165,000	A-	Series A, 5.000% due 2/1/29	172,421
170,000	A-	Series A, 5.000% due 2/1/30	177,513
65,000	A-	Series A, 5.000% due 2/1/32	67,687
80,000	A-	Series A, 5.000% due 2/1/33	83,079
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(e)	110,574
325,000	A-	Series B, 5.000% due 11/1/26	343,157
445,000	A-	Series B, 5.000% due 11/1/27	471,339
35,000	A1(b)	Series D, 5.000% due 5/1/26	36,674
30,000	A1(b)	Series D, 5.000% due 5/1/27	31,935
30,000	A1(b)	Series D, 5.000% due 5/1/28	31,982
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,614,940
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(c)	213,197
525,000	A	Series A, 5.000% due 10/1/29	545,243
95,000	A	Series A, 5.000% due 10/1/32	98,660
70,000	A	Series A, 5.500% due 10/1/33	70,180
185,000	A	Series A, 5.750% due 10/1/38	185,596
		Total Kentucky	10,735,229

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Louisiana - 1.9%
$2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	$2,409,524
		Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds:
1,750,000	AA+	4.000% due 4/1/43	1,703,070
4,300,000	AA+	4.000% due 4/1/48	4,148,185
		Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds:
1,130,000	BBB	3.500% due 11/1/32	1,072,366
2,800,000	A1(b)	5.000% due 8/15/37	2,899,794
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,575,101
85,000	A+	Louisiana Public Facilities Authority, Revenue Bonds, Series A, 5.000% due 12/15/23	85,600
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(a)	70,415
85,000	A	Series B, 5.000% due 1/1/25(a)	86,550
65,000	A	Series B, 5.000% due 1/1/27(a)	65,777
10,000	A	Series B, 5.000% due 1/1/29(a)	10,380
20,000	A	Series B, 5.000% due 1/1/31(a)	20,790
20,000	A	Series B, 5.000% due 1/1/36(a)	20,640
15,000	A	Series B, 5.000% due 1/1/37(a)	15,418
20,000	A	Series D2, 5.000% due 1/1/26(a)	20,537
15,000	A	Series D2, 5.000% due 1/1/29(a)	15,570
20,000	A	Series D2, 5.000% due 1/1/30(a)	20,782
45,000	A	Series D2, 5.000% due 1/1/32(a)	46,765
35,000	A	Series D2, 5.000% due 1/1/35(a)	36,269
15,000	A	Series D2, 5.000% due 1/1/38(a)	15,380
1,000,000	BB-	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,075,832
450,000	BBB-	Parish of St John the Baptist LA, Revenue Bonds, 4.050% due 6/1/37(c)	446,773
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,082,927
		Total Louisiana	16,944,445
Maine - 0.2%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,159,079
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	62,216
		Total Maine	2,221,295
Maryland - 2.3%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	600,466
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	112,348
195,000	AA-	Series C, 5.000% due 7/1/31	208,563
200,000	AA-	Series C, 5.000% due 7/1/33	213,349
170,000	AA-	Series D, 5.000% due 7/1/33	181,347
730,000	BB+	County of Frederick MD, Revenue Bonds, Series A, 5.000% due 9/1/37(d)	688,015
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,749,003
		County of Prince George’s MD, GO:
5,805,000	AAA	Series A, 5.000% due 7/15/29	6,427,428
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(e)	2,066,717
		Maryland Community Development Administration, Revenue Bonds:
180,000	Aa1(b)	Series B, 4.000% due 9/1/49	178,035
205,000	Aa1(b)	Series C, 3.500% due 3/1/50	200,135
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	347,043
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,619,238

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Maryland - 2.3% - (continued)
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
$155,000	BBB+	Series A, 4.000% due 7/1/42	$141,251
65,000	BBB+	Series A, 5.000% due 7/1/33	66,867
50,000	BBB+	Series A, 5.000% due 7/1/34	51,477
20,000	BBB+	Series A, 5.000% due 7/1/35	20,529
50,000	BBB+	Series A, 5.000% due 7/1/36	51,139
1,405,000	Baa3(b)	Series A, 5.500% due 1/1/46	1,418,798
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,001,795
		Total Maryland	20,343,543
Massachusetts - 1.6%
1,500,000	AA+	Commonwealth of Massachusetts, GO, Series E, 5.000% due 11/1/45	1,660,264
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
45,000	AA+	Series A, 5.000% due 7/1/45	46,025
2,500,000	AA+	Series A, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/37(e)	2,542,923
2,500,000	AA+	Series A1, 5.000% due 7/1/40	2,853,971
1,220,000	AA+	Series A1, 5.000% due 7/1/41	1,387,779
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	45,050
115,000	AA-	5.000% due 7/1/24	116,938
50,000	A	5.000% due 7/1/30	54,527
235,000	A	5.000% due 7/1/31	256,050
1,000,000	BBB	5.250% due 7/1/52	1,039,967
2,500,000	AAA	Series A, 4.000% due 7/15/36	2,541,943
105,000	AA-	Series S, 5.000% due 7/1/30	113,448
585,000	A+	Series S1, 5.000% due 10/1/24	596,918
335,000	AA-	Series S4, 5.000% due 7/1/38(c)	337,763
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	552,802
		Total Massachusetts	14,146,368
Michigan - 1.8%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 4.068% due 7/1/32(c)	150,485
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,121,494
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,148,693
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	155,744
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	42,580
55,000	AA	5.000% due 5/1/29	58,909
100,000	AA	5.000% due 5/1/30	104,188
145,000	AA	5.000% due 5/1/31	150,828
20,000	AA	5.000% due 5/1/32	20,770
90,000	AA	5.000% due 5/1/33	93,465
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(b)	5.000% due 5/15/27	103,981
75,000	A2(b)	5.000% due 5/15/28	77,987
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(b)	5.000% due 11/1/23	1,257,910
45,000	AA-	5.000% due 12/1/23	45,334
750,000	Aa3(b)	5.000% due 11/1/24	767,617
50,000	AA-	5.000% due 12/1/24	51,209
85,000	AA-	5.000% due 12/1/25	88,255
40,000	AA-	5.000% due 12/1/26	42,259
35,000	AA-	5.000% due 12/1/27	37,662

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Michigan - 1.8% - (continued)
$60,000	AA-	5.000% due 12/1/28	$64,862
315,000	A	5.000% due 11/15/32	327,549
735,000	AA-	5.000% due 12/1/44(c)	752,814
10,000	AA-	Series D1, 5.000% due 7/1/27	10,242
30,000	AA-	Series D1, 5.000% due 7/1/29	30,815
35,000	AA-	Series D1, 5.000% due 7/1/31	35,965
30,000	AA-	Series D1, 5.000% due 7/1/32	30,785
25,000	AA-	Series D1, 5.000% due 7/1/33	25,599
160,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(e)	160,485
60,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/29(e)	60,182
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	523,598
80,000	AA-	Series I, 5.000% due 4/15/35	84,849
		Michigan State Hospital Finance Authority, Revenue Bonds:
710,000	AA+	4.000% due 11/15/47(c)	711,277
45,000	AA-	Series C, 5.000% due 12/1/24	46,088
60,000	AA-	Series C, 5.000% due 12/1/26	63,389
40,000	AA-	Series C, 5.000% due 12/1/27	43,042
60,000	AA-	Series C, 5.000% due 12/1/28	64,862
500,000	BB	Michigan Strategic Fund, Revenue Bonds, 4.000% due 10/1/61(a)(c)	495,826
2,590,000	Aa2(b)	Plymouth-Canton Community School District, GO, 5.000% due 5/1/40	2,879,888
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	36,614
90,000	AA-	5.000% due 11/1/29	94,355
60,000	AA	Royal Oak Hospital Finance Authority, Revenue Bonds, Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(e)	60,715
1,500,000	Aa1(b)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,520,977
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	102,152
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	135,922
140,000	AA	5.000% due 5/1/31	145,745
145,000	AA	5.000% due 5/1/32	150,746
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	5,378
10,000	A	Series A, 5.000% due 12/1/30	10,753
10,000	A	Series A, 5.000% due 12/1/31	10,751
15,000	A	Series A, 5.000% due 12/1/36	15,774
620,000	A	Series B, 5.000% due 12/1/29(a)	653,573
15,000	A	Series B, 5.000% due 12/1/30(a)	15,820
15,000	A	Series B, 5.000% due 12/1/31(a)	15,817
10,000	A	Series B, 5.000% due 12/1/33(a)	10,527
25,000	A	Series B, 5.000% due 12/1/36(a)	25,964
65,000	A	Series C, 5.000% due 12/1/23	65,470
70,000	A	Series C, 5.000% due 12/1/24	71,651
70,000	A	Series C, 5.000% due 12/1/25	72,970
45,000	A	Series C, 5.000% due 12/1/26	47,832
45,000	A	Series C, 5.000% due 12/1/27	48,677
		Total Michigan	16,249,670
Minnesota - 1.5%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,487,659
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,448,747

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Minnesota - 1.5% (continued)
$4,835,000	AAA	Series B, 5.000% due 8/1/27	$5,243,105
		Total Minnesota	13,179,511
Mississippi - 0.8%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(a)(c)(d)	1,440,497
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
170,000	A+	5.000% due 10/1/40(c)	177,089
435,000	A3(b)	Series A, 5.000% due 1/1/34	466,673
225,000	A3(b)	Series B, 5.000% due 1/1/30	241,522
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	172,963
4,000,000	AA	Series C, 5.000% due 10/1/35	4,344,290
		Total Mississippi	6,843,034
Missouri - 0.6%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	AA-	5.000% due 5/15/29	31,170
30,000	AA-	5.000% due 5/15/30	31,104
30,000	AA-	5.000% due 5/15/31	31,109
85,000	AA-	5.000% due 5/15/36	87,399
20,000	A+	Series B, 4.000% due 2/1/40	19,281
70,000	A+	Series B, 5.000% due 2/1/30	71,903
80,000	A+	Series B, 5.000% due 2/1/32	82,093
65,000	A+	Series B, 5.000% due 2/1/36	66,452
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,645,952
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,332,735
60,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	59,306
		Total Missouri	5,458,504
Montana - 0.0%
		Montana Board of Housing, Revenue Bonds:
35,000	AA+	Series A1, 4.000% due 12/1/47(a)	34,728
30,000	AA+	Series B, 4.000% due 6/1/50	29,653
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(f)	5.000% due 2/15/24	60,412
60,000	A+(f)	5.000% due 2/15/25	60,996
90,000	A+(f)	5.000% due 2/15/26	92,660
		Total Montana	278,449
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
145,000	AAA	Series B, 4.000% due 9/1/49(a)	142,441
140,000	AAA	Series E, 3.750% due 9/1/49(a)	137,234
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	119,202
125,000	A+	Series B, 5.000% due 1/1/34	128,417
155,000	A+	Series B, 5.000% due 1/1/36	159,084
		Total Nebraska	686,378
Nevada - 0.5%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	20,257
15,000	BBB+	5.000% due 9/1/28	15,702
20,000	BBB+	5.000% due 9/1/30	20,955
20,000	BBB+	5.000% due 9/1/32	20,943
20,000	BBB+	5.000% due 9/1/34	20,979

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Nevada - 0.5% - (continued)
		Clark County School District, GO:
$65,000	A+	Series A, 5.000% due 6/15/23	$65,029
1,000,000	A+	Series C, 5.000% due 6/15/23	1,000,447
2,750,000	AA+	County of Clark NV, GO, Series B, 4.000% due 11/1/34	2,795,354
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	89,184
145,000	AA	Series A, 5.000% due 6/1/33	152,095
155,000	AA	Series A, 5.000% due 6/1/34	162,630
70,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	69,195
80,000	AA+	State of Nevada, GO, 5.000% due 3/1/25	80,101
		Total Nevada	4,512,871
New Hampshire - 0.3%
		New Hampshire Business Finance Authority, Revenue Bonds:
1,000,000	B+	2.950% due 4/1/29(a)(d)	891,757
740,000	A-	Series A2, 0.000% due 7/1/27(a)(c)	725,270
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
25,000	A-	4.000% due 10/1/38	22,296
40,000	AA-	5.000% due 7/1/24	40,674
35,000	BBB+	5.000% due 7/1/26	35,030
135,000	A-	5.000% due 10/1/26	140,205
145,000	A-	5.000% due 10/1/27	149,934
60,000	A-	5.000% due 10/1/28	62,022
70,000	AA-	5.000% due 7/1/30	75,632
65,000	A	5.000% due 8/1/30	69,041
210,000	A-	5.000% due 10/1/30	216,209
		Total New Hampshire	2,428,070
New Jersey - 2.3%
		Camden County Improvement Authority, Revenue Bonds:
60,000	A-	5.000% due 2/15/24	60,395
30,000	A-	5.000% due 2/15/25	30,132
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(e)	47,678
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(e)	31,785
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(e)	31,785
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	A-	5.000% due 11/1/34	918,464
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,079,492
580,000	A-	Series XX, Prerefunded 6/15/25 @ 100, 5.000% due 6/15/26(e)	601,306
55,000	A3(b)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	56,995
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
2,000,000	BBB-	4.000% due 7/1/48	1,632,654
15,000	AA	Series A, 5.000% due 7/1/28	15,819
45,000	AA	Series A, 5.000% due 7/1/33	47,251
620,000	AA-	Series B2, 5.000% due 7/1/42(c)	637,851
625,000	AA-	Series B3, 5.000% due 7/1/45(c)	649,660
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
100,000	AA	Series 1A, 5.000% due 12/1/24(a)	101,336
115,000	Aa1(b)	Series A, 5.000% due 12/1/23	115,831
65,000	Aa1(b)	Series A, 5.000% due 12/1/24	66,342
125,000	Aa1(b)	Series A, 5.000% due 12/1/25	129,543
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	A-	4.000% due 12/15/39	96,865

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New Jersey - 2.3% - (continued)
$5,000,000	A+	5.000% due 6/15/24	$5,075,978
435,000	A+	5.000% due 6/15/27	454,169
1,320,000	A-	5.000% due 12/15/28	1,430,963
200,000	A-	5.000% due 12/15/39	210,506
870,000	A-	Series A, zero coupon, due 12/15/27	741,047
195,000	A-	Series A, zero coupon, due 12/15/28	159,833
220,000	A-	Series A, 5.000% due 12/15/33	235,800
2,000,000	A-	Series A, 5.000% due 12/15/34	2,134,380
360,000	A-	Series AA, 5.000% due 6/15/25	365,417
215,000	A-	Series AA, 5.000% due 6/15/26	218,014
		New Jersey Turnpike Authority, Revenue Bonds:
1,000,000	AA-	Series A, 4.000% due 1/1/42	990,527
1,525,000	AA-	Series B, 5.000% due 1/1/46	1,665,073
		Total New Jersey	20,032,891
New Mexico - 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(c)	504,051
125,000	Aaa(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	122,770
		Total New Mexico	626,821
New York - 10.8%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	420,962
		City of New York NY, GO:
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,141,682
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,615,097
500,000	AA	Series B1, 5.250% due 10/1/41	564,927
90,000	AA	Series C, 5.000% due 8/1/27	92,593
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,470,632
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,057,415
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	121,886
215,000	AA-	Series A, 5.000% due 2/15/35	227,093
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(c)	989,292
45,000	A	Series B, 5.000% due 9/1/23	45,175
40,000	A	Series B, 5.000% due 9/1/24	40,857
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,903,669
125,000	BBB+	Series A1, 5.000% due 11/15/35	126,657
145,000	BBB+	Series A1, 5.000% due 11/15/36	146,489
245,000	BBB+	Series A2, 5.000% due 11/15/29	256,896
270,000	BBB+	Series B, 5.000% due 11/15/30	279,101
290,000	BBB+	Series C1, 5.000% due 11/15/27	300,921
685,000	BBB+	Series C1, 5.000% due 11/15/28	703,377
300,000	BBB+	Series C1, 5.000% due 11/15/31	318,764
2,700,000	BBB+	Series C1, 5.250% due 11/15/55	2,785,172
415,000	BBB+	Series D1, 5.000% due 11/15/30	418,894
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(b)	Series A, 5.000% due 11/15/51	369,983
860,000	A3(b)	Series A, 5.000% due 11/15/56	860,042
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	227,163
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	4.100% due 6/15/50(c)	4,285,000

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New York - 10.8% - (continued)
$1,725,000	AA+	5.000% due 6/15/23	$1,725,942
2,685,000	AA+	5.000% due 6/15/41	2,906,620
2,000,000	AA+	Series AA1, 5.250% due 6/15/52	2,222,357
2,500,000	AA+	Series DD, 5.000% due 6/15/34	2,501,366
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,056,666
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
1,500,000	AAA	Series A1, 4.000% due 11/1/37	1,523,441
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,523,657
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,391,459
275,000	AAA	Series C2, 5.000% due 5/1/32	300,584
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,028,486
1,700,000	AAA	Series F1, 5.000% due 2/1/41	1,879,773
		New York Liberty Development Corp., Revenue Bonds:
2,000,000	NR	5.000% due 11/15/44(d)	1,956,182
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,277,415
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	703,547
4,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	4,361,291
225,000	A-	Series B2, 5.000% due 5/1/48(c)	226,044
250,000	A-	Series B3, 5.000% due 5/1/48(c)	256,846
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,386,002
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	1,904,786
80,000	AA+	Series A, 5.000% due 3/15/32	85,713
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,699,846
		New York Transportation Development Corp., Revenue Bonds:
315,000	Baa3(b)	4.375% due 10/1/45(a)	297,587
2,000,000	Baa3(b)	5.000% due 1/1/30(a)	2,062,209
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,106,141
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,614,127
1,750,000	Baa3(b)	5.000% due 10/1/40(a)	1,769,889
2,000,000	Baa2(b)	5.000% due 7/1/46(a)	1,945,356
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,298,987
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	198,749
		Port Authority of New York & New Jersey, Revenue Bonds:
1,750,000	AA-	5.000% due 9/15/31(a)	1,851,073
1,160,000	AA-	5.000% due 1/15/39(a)	1,245,484
5,000,000	AA-	Series 207, 5.000% due 9/15/24(a)	5,074,111
2,500,000	AA-	Series 207, 5.000% due 9/15/29(a)	2,647,210
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(e)	404,097
65,000	Aa1(b)	State of New York Mortgage Agency, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	63,045
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
2,000,000	AA-	5.000% due 11/15/25	2,085,965
1,500,000	AA+	5.000% due 5/15/44	1,631,324
85,000	AA-	Series B, 5.000% due 11/15/23	85,585
115,000	AA-	Series B, 5.000% due 11/15/24	115,869
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,387,275
		Total New York	94,571,845

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
North Carolina - 0.2%
		County of New Hanover NC, Revenue Bonds:
$25,000	WR(b)	5.000% due 10/1/27	$27,144
205,000	WR(b)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(e)	222,577
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,096,188
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	112,369
		Total North Carolina	1,458,278
Ohio - 2.4%
4,050,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,746,630
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	30,776
45,000	AA	Series A, 5.000% due 1/1/28	46,291
65,000	AA	Series A, 5.000% due 1/1/29	66,847
60,000	AA	Series A, 5.000% due 1/1/30	61,696
3,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	3,033,962
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	57,627
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	138,395
125,000	A+	5.000% due 12/1/30	139,840
60,000	Aa2(b)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	63,412
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	125,115
265,000	A3(b)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	274,910
1,000,000	NR	County of Washington, Revenue Bonds, 6.625% due 12/1/42	1,003,176
2,750,000	Ba1(b)	Jefferson County Port Authority, Revenue Bonds, 3.500% due 12/1/51(a)(d)	1,908,468
285,000	Aa3(b)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	324,638
1,500,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	1,350,748
40,000	Aaa(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	40,020
5,000,000	Aa2(b)	Ohio State University, Revenue Bonds, Series A, 5.000% due 6/1/38	5,000,000
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 3.650% due 12/1/36(c)	2,000,000
1,000,000	AA+	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,096,781
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	79,588
145,000	AA	5.000% due 1/1/29	156,730
90,000	A	Series A, 4.000% due 1/15/50	79,905
		Total Ohio	20,825,555
Oklahoma - 0.7%
560,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	589,676
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	35,476
45,000	AA-	Series A, 5.000% due 6/1/28	45,616
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB-	Series B, 5.500% due 8/15/52	1,825,461
1,000,000	BB-	Series C, 5.450% due 8/15/28	851,614
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(e)	51,268
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(e)	179,437
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(e)	61,521
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(e)	46,141
60,000	A	Series B, 5.000% due 1/1/27	61,261
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	627,889
		Tulsa Airports Improvement Trust, Revenue Bonds:
1,000,000	B-	5.000% due 6/1/35(a)(c)	1,004,520

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Oklahoma - 0.7% (continued)
$525,000	NR	Series A, 5.500% due 6/1/35(a)	$525,167
		Total Oklahoma	5,905,047
Oregon - 2.5%
85,000	Aa1(b)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	91,489
3,800,000	A	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(c)	3,785,621
1,590,000	A	Oregon State Facilities Authority, Revenue Bonds, 5.000% due 10/1/45	1,552,602
		Oregon State Lottery, Revenue Bonds:
4,000,000	AAA	Series A, 5.000% due 4/1/42	4,456,683
4,850,000	AAA	Series A, 5.000% due 4/1/43	5,394,891
3,000,000	AAA	Series D, 5.000% due 4/1/29	3,094,644
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	317,526
165,000	AA-	5.000% due 7/1/29	180,210
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	213,967
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	2,949,155
		Total Oregon	22,036,788
Pennsylvania - 2.8%
1,000,000	BB	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	711,865
		City of Philadelphia PA, GO:
1,000,000	A	Series B, 5.000% due 2/1/24	1,010,183
85,000	A	Series B, 5.000% due 8/1/27	88,012
300,000	A	Series B, 5.000% due 8/1/29	309,614
320,000	A	Series B, 5.000% due 8/1/30	329,985
335,000	A	Series B, 5.000% due 8/1/31	345,029
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(a)	52,224
70,000	A-	Series B, 5.000% due 7/1/31(a)	73,122
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,095,175
500,000	A	Series B, 5.000% due 6/1/25	516,365
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,032,065
5,000,000	A+	4.000% due 9/15/34	5,094,204
290,000	A+	5.000% due 10/15/27	291,766
810,000	A+	5.000% due 9/15/29	859,244
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(b)	5.000% due 6/1/38	200,777
310,000	Aa3(b)	5.000% due 6/1/39	326,619
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	846,729
1,000,000	A	5.000% due 11/1/39	1,055,114
325,000	A	Montgomery County Higher Education & Health Authority, Revenue Bonds, 5.000% due 9/1/33	348,431
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,091,882
1,500,000	Baa2(b)	5.500% due 6/30/39(a)	1,620,755
1,000,000	AA	AGM, 5.500% due 6/30/42(a)	1,094,256
1,000,000	Baa2(b)	6.000% due 6/30/61(a)	1,105,000
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	760,304
35,000	AA	Series A, 5.000% due 8/15/27	37,584
35,000	AA	Series A, 5.000% due 8/15/28	37,560

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Pennsylvania - 2.8% - (continued)
$60,000	AA	Series A, 5.000% due 8/15/30	$64,577
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(b)	Series A1, 5.000% due 12/1/23	15,108
45,000	A1(b)	Series A1, 5.000% due 12/1/29	48,618
30,000	A1(b)	Series A1, 5.000% due 12/1/34	31,969
35,000	A+	Series A2, 5.000% due 12/1/28	37,244
35,000	A+	Series A2, 5.000% due 12/1/33	38,121
1,300,000	A1(b)	Series C, 5.000% due 12/1/46	1,377,070
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	30,055
20,000	A	5.000% due 8/1/24	20,299
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	264,461
40,000	A1(b)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	41,021
		Total Pennsylvania	24,302,407
Puerto Rico - 0.9%
1,000,000	NR	Commonwealth of Puerto Rico, GO, Series A1, 4.000% due 7/1/46	805,195
2,000,000	NR	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 4.000% due 7/1/42(d)	1,700,892
1,000,000	NR	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	958,750
5,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	4,777,238
		Total Puerto Rico	8,242,075
Rhode Island - 0.2%
240,000	AA	Rhode Island Health & Educational Building Corp., Revenue Bonds, AGM, 5.000% due 5/15/25	247,881
95,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	93,964
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	53,101
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,169,289
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	56,150
70,000	BBB	Series A, 5.000% due 6/1/28	71,484
		Total Rhode Island	1,691,869
South Carolina - 1.1%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	30,373
30,000	AA+	Series B, 5.000% due 3/1/25	30,918
8,000,000	Aa1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(c)	8,010,019
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	118,205
95,000	A-	5.000% due 12/1/29	97,721
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	30,233
50,000	A+	5.000% due 2/1/25	51,041
50,000	A+	5.000% due 2/1/26	51,770
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(a)	69,107
140,000	A+	5.000% due 7/1/30(a)	149,414

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
South Carolina - 1.1% - (continued)
		South Carolina Public Service Authority, Revenue Bonds:
$185,000	A-	Series B, 5.000% due 12/1/35	$190,498
275,000	A-	Series B, 5.000% due 12/1/36	281,431
115,000	A-	Series C, 5.000% due 12/1/25	117,380
115,000	A-	Series C, 5.000% due 12/1/26	117,095
90,000	A-	Series C, 5.000% due 12/1/27	91,450
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
125,000	Aaa(b)	Series A, 4.000% due 1/1/50	123,562
130,000	Aaa(b)	Series A, 4.000% due 7/1/50	128,500
		Total South Carolina	9,688,717
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	30,031
15,000	AA-	5.000% due 7/1/24	15,227
10,000	AA-	5.000% due 7/1/27	10,642
50,000	AA-	5.000% due 7/1/33	53,124
40,000	AA-	5.000% due 7/1/35	42,220
35,000	A+	Series B, 5.000% due 11/1/24	35,628
35,000	A+	Series B, 5.000% due 11/1/25	35,751
5,000	A+	Series B, 5.000% due 11/1/26	5,116
		Total South Dakota	227,739
Tennessee - 1.4%
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	32,047
35,000	A-	Series A, 5.000% due 7/1/30	37,404
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	5.000% due 4/1/24	30,263
30,000	BBB	5.000% due 9/1/24	30,305
40,000	BBB	5.000% due 4/1/25	40,606
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,268,727
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(b)	Series A, 4.000% due 12/1/51(c)	3,216,149
6,240,000	Aa1(b)	Series A, 5.000% due 2/1/50(c)	6,327,322
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,217,480
		Total Tennessee	12,200,303
Texas - 11.4%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,037,622
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,536,213
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(e)	36,293
30,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(e)	31,108
60,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(e)	62,216
160,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(e)	165,910
600,000	A	Series B, 4.000% due 1/1/41	576,606
375,000	A	Series B, 5.000% due 1/1/29	404,430
1,800,000	A	Series E, 5.000% due 1/1/38	1,906,471
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,899,669
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(a)	166,856
80,000	A+	5.000% due 11/15/29(a)	81,000
45,000	AA-	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	45,055

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.4% - (continued)
$170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	$171,934
3,835,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/32	3,976,164
995,000	AA+	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,084,281
		City of Houston TX, GO:
290,000	Aa3(b)	Series A, 5.000% due 3/1/24	293,520
120,000	Aa3(b)	Series A, 5.000% due 3/1/25	123,673
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(b)	Series A, 5.000% due 7/1/26(a)	51,751
60,000	A1(b)	Series A, 5.000% due 7/1/27(a)	62,872
30,000	A1(b)	Series A, 5.000% due 7/1/28(a)	31,753
90,000	A1(b)	Series B, 5.000% due 7/1/28	98,482
360,000	A1(b)	Series B, 5.000% due 7/1/29	392,957
190,000	A1(b)	Series B, 5.000% due 7/1/30	207,389
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,551,420
2,005,000	A1(b)	Series D, 5.000% due 7/1/26	2,114,030
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,060,338
70,000	Aa2(b)	Series B, 5.000% due 11/15/33	74,428
75,000	AA	Series C, 5.000% due 5/15/28	76,020
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,044,481
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	523,933
480,000	A+	Series A, 5.000% due 7/1/28(a)	508,042
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	946,394
500,000	A+	4.000% due 2/1/43	482,636
45,000	AA-	5.000% due 2/1/29	48,595
30,000	AA-	5.000% due 2/1/30	32,406
45,000	AA-	5.000% due 2/1/31	48,590
35,000	AA-	5.000% due 2/1/33	37,761
750,000	A+	5.000% due 2/1/42	812,448
90,000	AA-	5.250% due 2/1/25	92,837
3,000,000	NR	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,008,528
3,000,000	Aaa(b)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,202,400
2,790,000	AAA	County of Harris TX, GO, Series A, 5.000% due 10/1/28	2,913,111
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	86,013
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,611,070
2,215,000	AAA	County of Williamson, GO, 5.000% due 2/15/30	2,383,721
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,014,137
725,000	AAA	5.000% due 2/15/24	733,350
620,000	AAA	5.000% due 2/15/25	638,654
105,000	AAA	5.000% due 2/15/27	110,168
1,000,000	AAA	Series A, 3.400% due 2/15/31	977,248
		Dallas Area Rapid Transit, Revenue Bonds:
210,000	AA+	AMBAC, 5.250% due 12/1/29	238,602
2,500,000	AA+	Series B, 5.000% due 12/1/47	2,684,279
185,000	A2(b)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	186,757
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,422,763
1,000,000	Aaa(b)	5.000% due 8/15/30	1,138,298

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.4% - (continued)
$105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	$110,085
		Georgetown Independent School District, GO, PSF-GTD:
1,000,000	AAA	3.750% due 8/15/41	976,891
1,000,000	AAA	3.875% due 8/15/44	980,080
1,495,000	AAA	4.125% due 8/15/47	1,480,601
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	164,009
125,000	AA+	Series A, 5.000% due 10/1/32	136,413
190,000	AA+	Series A, 5.000% due 10/1/33	206,875
145,000	AA+	Series A, 5.000% due 10/1/34	157,455
70,000	BBB+	Series A, 5.125% due 10/1/43	70,108
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,038,440
1,500,000	A+	5.000% due 7/1/39	1,538,379
315,000	A+	5.000% due 7/1/49(c)	320,538
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	Series A, 5.000% due 10/15/24	15,271
20,000	A+	Series A, 5.000% due 10/15/26	20,678
15,000	A+	Series A, 5.000% due 10/15/27	15,547
20,000	A+	Series A, 5.000% due 10/15/29	20,770
30,000	A+	Series A, 5.000% due 10/15/31	30,989
40,000	A+	Series A, 5.000% due 10/15/35	41,026
30,000	A+	Series A, 5.000% due 10/15/36	30,635
35,000	A+	Series A, 5.000% due 10/15/39	35,440
45,000	A+	Series A, 5.000% due 10/15/44	44,909
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,807,861
7,050,000	AAA	5.000% due 2/15/34	7,536,093
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,270,369
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,938
90,000	A	5.000% due 11/1/31(a)	92,103
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	210,357
135,000	A	5.000% due 5/15/32	147,129
70,000	A	5.000% due 5/15/34	75,869
70,000	A	5.000% due 5/15/36	74,976
195,000	A	Series B, 5.000% due 5/15/25	201,404
85,000	A	Series B, 5.000% due 5/15/27	87,520
85,000	A	Series B, 5.000% due 5/15/28	87,601
245,000	A	Series B, 5.000% due 5/15/29	252,596
35,000	A	Series D, 5.000% due 5/15/24	35,535
40,000	A	Series D, 5.000% due 5/15/26	41,138
1,000,000	Aaa(b)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,134,345
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(d)	2,418,407
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(b)	Series A, 5.000% due 8/15/24	61,064
45,000	Aa3(b)	Series A, 5.000% due 8/15/26	47,333
45,000	Aa3(b)	Series A, 5.000% due 8/15/27	48,120
70,000	Aa3(b)	Series A, 5.000% due 8/15/30	75,226
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(b)	5.000% due 4/1/27	67,459
40,000	A3(b)	5.000% due 4/1/28	41,614

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.4% - (continued)
$1,000,000	Aaa(b)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	$997,579
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,009
55,000	AA-	4.000% due 12/15/24	55,023
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	1,836,012
		North Texas Tollway Authority, Revenue Bonds:
145,000	NR	5.000% due 1/1/24	146,263
35,000	AA-	Series A, 5.000% due 1/1/30	36,653
40,000	AA-	Series A, 5.000% due 1/1/33	42,417
200,000	AA-	Series A, 5.000% due 1/1/39	205,265
185,000	A+	Series B, 5.000% due 1/1/25	189,116
290,000	AA-	Series B, 5.000% due 1/1/29	297,471
160,000	AA-	Series B, 5.000% due 1/1/30	164,424
20,000	A+	Series B, 5.000% due 1/1/31	20,925
85,000	A+	Series B, 5.000% due 1/1/32	90,323
685,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(c)	683,100
50,000	Aaa(b)	Permanent University Fund - University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/29	52,569
1,500,000	NR	Port Beaumont Navigation District, Revenue Bonds, 4.000% due 1/1/50(a)(d)	1,056,130
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	47,094
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,266,049
2,000,000	AA+	San Antonio Water System, Revenue Bonds, Series A, 5.000% due 5/15/36	2,157,296
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	499,752
435,000	AA	5.000% due 2/15/30	490,322
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,536,544
150,000	AAA	5.000% due 8/1/26(a)	152,343
200,000	AAA	5.500% due 8/1/26(a)	212,276
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,698
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	169,356
60,000	AA	5.000% due 2/15/34	62,893
30,000	Aa3(b)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(e)	30,092
45,000	Aa3(b)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(e)	45,137
45,000	Aa3(b)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(e)	45,137
110,000	Aa3(b)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(e)	110,336
155,000	A3(b)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(e)	155,714
		Texas Department of Housing & Community Affairs, Revenue Bonds:
397,253	Aaa(b)	2.950% due 7/1/36	351,755
315,000	AA+	Series A, 4.000% due 3/1/50	311,381
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	652,508
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	144,703
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,123,201
1,000,000	AAA	5.000% due 10/15/25	1,042,653
180,000	AAA	Series A, 5.000% due 4/15/25	186,117
75,000	AAA	Series A, 5.000% due 10/15/25	78,199
125,000	AAA	Series A, 5.000% due 4/15/26	131,674
190,000	AAA	Series A, 5.000% due 4/15/29	206,084
505,000	AAA	Series A, 5.000% due 4/15/30	546,603

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.4% - (continued)
$190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	$198,849
		Total Texas	99,745,924
Utah - 0.3%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(a)	36,185
115,000	A	Series A, 5.000% due 7/1/28(a)	120,050
155,000	A	Series A, 5.000% due 7/1/30(a)	164,312
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,475,242
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	936,109
		Total Utah	2,731,898
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	781,604
675,000	A	Series A, 5.000% due 6/15/30(a)	706,678
		Total Vermont	1,488,282
Virgin Islands - 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,475,231
Virginia - 2.7%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	215,853
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,824,122
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,002,798
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,211,196
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(b)	5.000% due 6/15/27	40,346
40,000	A3(b)	5.000% due 6/15/29	40,364
45,000	A3(b)	5.000% due 6/15/33	45,408
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(e)	3,478,170
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(a)(c)	1,065,000
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(c)	346,376
2,000,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,744,964
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(b)	4.000% due 6/15/37	19,111
50,000	A3(b)	5.000% due 6/15/32	51,888
65,000	A3(b)	5.000% due 6/15/34	67,319
3,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	2,786,368
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,720,038
165,000	AA+	Series D, 5.000% due 2/1/26	173,456
265,000	AA+	Series E, 5.000% due 2/1/30	288,030
305,000	AA+	Series E, 5.000% due 2/1/31	331,647
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	390,690
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	566,853
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	62,041
75,000	A+	5.000% due 1/1/33	77,470

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Virginia - 2.7% (continued)
$100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(c)	$100,000
		Total Virginia	23,649,508
Washington - 3.8%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon,due 6/1/24	57,813
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	31,908
35,000	AA	5.000% due 1/1/36	36,681
		Port of Seattle WA, Revenue Bonds:
25,000	A+	5.000% due 6/1/23(a)	25,000
35,000	AA-	5.000% due 2/1/27	36,565
70,000	AA-	5.000% due 2/1/29	72,985
85,000	AA-	Series A, 5.000% due 5/1/29(a)	88,576
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,032,198
980,000	AA	Series B, 5.000% due 10/1/27(a)	1,010,757
135,000	AA	Series B, 5.000% due 10/1/29(a)	139,274
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	52,833
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,770,143
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,252,550
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,569,266
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,735,839
50,000	AA+	Series R2017A, 5.000% due 8/1/28	52,911
50,000	AA+	Series R2017A, 5.000% due 8/1/30	52,741
355,000	AA+	Series R2018C, 5.000% due 8/1/30	382,647
725,000	AA+	Series R2018D, 5.000% due 8/1/32	781,168
640,000	AA+	Series R2018D, 5.000% due 8/1/33	689,063
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,346,921
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	70,000
100,000	A	5.000% due 6/1/24	100,066
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	BBB+	5.000% due 7/1/26	60,794
70,000	A	5.000% due 10/1/27	73,782
60,000	A	5.000% due 10/1/28	64,191
90,000	BBB+	5.000% due 7/1/29	90,175
20,000	BBB+	5.000% due 7/1/34	19,948
780,000	BBB+	5.000% due 7/1/42	762,204
115,000	A	Series A, 5.000% due 10/1/24	115,070
440,000	A-	Series A, 5.000% due 8/1/39	456,349
40,000	A2(b)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(e)	41,428
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(b)	Series A, 5.000% due 10/1/29	15,521
35,000	Baa1(b)	Series A, 5.000% due 10/1/30	36,178
40,000	Baa1(b)	Series A, 5.000% due 10/1/31	41,294
210,000	Baa1(b)	Series A, 5.000% due 10/1/33	216,082
2,000,000	BB+	Washington State Convention Center Public Facilities District, Revenue Bonds, 3.000% due 7/1/48	1,402,477
		Total Washington	33,783,398
West Virginia - 1.5%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	10,796,034

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
West Virginia - 1.5% (continued)
$2,000,000	AA-	Series B, 5.000% due 6/1/35	$2,180,797
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	194,543
		Total West Virginia	13,171,374
Wisconsin - 0.6%
		Public Finance Authority, Revenue Bonds:
160,000	A	5.000% due 1/1/31	171,570
500,000	BB	Series A, 5.000% due 10/1/39	480,010
1,500,000	AA	Racine Unified School District, GO, AGM-Insured, 5.000% due 4/1/38	1,634,720
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(b)	5.000% due 10/1/23	401,717
255,000	A+	5.000% due 11/15/24	260,086
25,000	A-	5.000% due 5/1/26	25,263
50,000	A3(b)	5.000% due 6/1/27	50,023
195,000	A+	5.000% due 11/15/27	198,754
50,000	A-	5.000% due 5/1/28	50,559
25,000	A-	5.000% due 5/1/29	25,278
30,000	A3(b)	5.000% due 6/1/32	30,003
70,000	A3(b)	5.000% due 6/1/39	69,195
30,000	WR(b)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(e)	30,035
200,000	WR(b)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(e)	200,236
1,190,000	AA	Series B3, 5.000% due 8/15/54(c)	1,200,787
380,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	369,890
		Total Wisconsin	5,198,126
		TOTAL MUNICIPAL BONDS
		(Cost - $845,043,602)	828,436,155

Shares/Units

EXCHANGE TRADED FUND (ETF) - 1.7%
293,219	Vanguard Tax-Exempt Bond Index	14,660,950
	(Cost - $14,499,680)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $859,543,282)	843,097,105

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS - 2.8%
MUNICIPAL BOND - 0.1%
$1,000,000	State of Alaska, GO, Series A, 5.000% due 8/1/23
	(Cost - $1,003,988)	$1,002,409
TIME DEPOSITS - 2.7%
4,603,209	ANZ National Bank - London, 4.430% due 6/1/23	4,603,209
4,139,094	Citibank - New York, 4.430% due 6/1/23	4,139,094
14,682,935	JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	14,682,935
	TOTAL TIME DEPOSITS
	(Cost - $23,425,238)	23,425,238
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $24,429,226)	24,427,647
	TOTAL INVESTMENTS - 98.9%
	(Cost - $883,972,508)	867,524,752
	Other Assets in Excess of Liabilities - 1.1%	9,907,247
	TOTAL NET ASSETS - 100.0%	$877,431,999

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $37,158,133 and represents 4.23% of net assets.
(e)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
ETF	—	Exchange Traded Fund
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Summary of Investments by Security Industry^
General Obligation	38.9%
Education	14.3
Water and Sewer	10.9
Health Care Providers & Services	7.7
Development	6.2
Airport	6.2
Transportation	5.4
Power	1.5
Tobacco Settlement	1.1
Single Family Housing	0.8
Multifamily Housing	0.8
Utilities	0.5
Bond Bank	0.4
Pollution	0.4
Student Loan	0.4
Mello-Roos	0.1
Exchange Traded Funds (ETFs)	1.7
Short-Term Investments	2.7
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

At May 31, 2023, Destinations Municipal Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Long Bond (CBT)	6	9/23	$(760,939)	$770,063	$(9,124)

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.3%
BASIC MATERIALS - 1.7%
Chemicals - 1.2%
608	Albemarle Corp.	$117,666
2,745	Huntsman Corp.	65,194
1,949	Linde PLC	689,283
2,192	LyondellBasell Industries NV, Class A Shares	187,504
588	Nutrien Ltd.	30,988
442	Olin Corp.	20,911
1,318	RPM International Inc.	105,163
	Total Chemicals	1,216,709
Forest Products & Paper - 0.1%
2,195	International Paper Co.	64,621
Iron/Steel - 0.1%
565	Steel Dynamics Inc.	51,923
1,732	Vale SA, ADR	21,962
	Total Iron/Steel	73,885
Mining - 0.3%
1,743	Barrick Gold Corp.	29,422
6,964	Freeport-McMoRan Inc.	239,144
651	Rio Tinto PLC, ADR	38,441
396	Southern Copper Corp.	26,441
	Total Mining	333,448
	TOTAL BASIC MATERIALS	1,688,663
COMMUNICATIONS - 13.5%
Internet - 10.2%
5,480	Alphabet Inc., Class A Shares*(a)	673,327
26,600	Alphabet Inc., Class C Shares*(a)	3,281,642
25,786	Amazon.com Inc.*(a)	3,109,276
171	Booking Holdings Inc.*	429,000
3,079	eBay Inc.	130,981
451	Lyft Inc., Class A Shares*	4,068
22	MercadoLibre Inc.*	27,258
6,425	Meta Platforms Inc., Class A Shares*(a)	1,700,826
1,170	Netflix Inc.*(a)	462,419
330	Palo Alto Networks Inc.*	70,419
73	Roku Inc., Class A Shares*	4,249
779	Shopify Inc., Class A Shares*	44,551
1,097	Uber Technologies Inc.*	41,609
484	VeriSign Inc.*	108,087
	Total Internet	10,087,712
Media - 1.6%
16,088	Comcast Corp., Class A Shares	633,063
316	FactSet Research Systems Inc.	121,625
4,624	Fox Corp., Class A Shares	144,269
280	Liberty Broadband Corp., Class C Shares*	20,748
385	New York Times Co., Class A Shares	13,637
11,752	Sirius XM Holdings Inc.	41,837
6,847	Walt Disney Co.*(a)	602,262
	Total Media	1,577,441
Telecommunications - 1.7%
27,511	AT&T Inc.	432,748
868	Ciena Corp.*	40,570

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 13.5% - (continued)
Telecommunications - 1.7% - (continued)
12,777	Cisco Systems Inc.(a)	$634,633
17,092	Telefonaktiebolaget LM Ericsson, ADR	88,195
13,712	Verizon Communications Inc.(a)	488,558
3,923	Vodafone Group PLC, ADR	37,190
	Total Telecommunications	1,721,894
	TOTAL COMMUNICATIONS	13,387,047
CONSUMER CYCLICAL - 8.9%
Airlines - 0.2%
4,966	Delta Air Lines Inc.*	180,415
Apparel - 0.5%
491	Capri Holdings Ltd.*	17,234
51	Deckers Outdoor Corp.*	24,225
3,814	NIKE Inc., Class B Shares	401,462
524	Skechers USA Inc., Class A Shares*	26,918
	Total Apparel	469,839
Auto Manufacturers - 1.8%
17,242	Ford Motor Co.	206,904
7,855	Tesla Inc.*(a)	1,601,870
	Total Auto Manufacturers	1,808,774
Auto Parts & Equipment - 0.3%
246	Autoliv Inc.	20,049
974	Gentex Corp.	25,577
11,633	Goodyear Tire & Rubber Co.*	159,721
494	Lear Corp.	60,594
172	Magna International Inc.	8,318
	Total Auto Parts & Equipment	274,259
Distribution/Wholesale - 0.3%
390	WW Grainger Inc.	253,118
Entertainment - 0.1%
444	DraftKings Inc., Class A Shares*	10,363
198	Light & Wonder Inc.*	11,541
243	Vail Resorts Inc.	59,098
	Total Entertainment	81,002
Food Service - 0.0%
1,163	Aramark	45,915
Home Builders - 0.4%
2,557	DR Horton Inc.	273,190
2,102	Toll Brothers Inc.	142,305
	Total Home Builders	415,495
Home Furnishings - 0.0%
764	Leggett & Platt Inc.	23,287
209	Sony Group Corp., ADR	19,583
	Total Home Furnishings	42,870
Leisure Time - 0.1%
204	Brunswick Corp.	15,402
1,589	Harley-Davidson Inc.	49,434
223	Planet Fitness Inc., Class A Shares*	14,259
52	Polaris Inc.	5,601
	Total Leisure Time	84,696
Lodging - 0.1%
1,943	Las Vegas Sands Corp.*	107,117

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Retail - 5.1%
80	Burlington Stores Inc.*	$12,037
1,590	Costco Wholesale Corp.	813,380
192	Dick’s Sporting Goods Inc.	24,482
277	Five Below Inc.*	47,788
518	Foot Locker Inc.	13,116
3,171	Home Depot Inc.(a)	898,820
568	Kohl’s Corp.	10,406
2,271	Lowe’s Cos., Inc.	456,766
211	Lululemon Athletica Inc.*	70,037
2,499	McDonald’s Corp.	712,490
232	O’Reilly Automotive Inc.*	209,568
1,235	Restaurant Brands International Inc.	90,044
4,021	Starbucks Corp.	392,610
1,848	Target Corp.	241,959
4,701	TJX Cos., Inc.	360,990
4,561	Walmart Inc.(a)	669,874
241	Williams-Sonoma Inc.	27,356
485	Yum China Holdings Inc.	27,383
	Total Retail	5,079,106
	TOTAL CONSUMER CYCLICAL	8,842,606
CONSUMER NON-CYCLICAL - 19.2%
Agriculture - 0.7%
2,467	British American Tobacco PLC, ADR	78,229
656	Bunge Ltd.	60,772
5,957	Philip Morris International Inc.	536,190
	Total Agriculture	675,191
Beverages - 1.4%
3,504	Brown-Forman Corp., Class B Shares	216,442
1,598	Constellation Brands Inc., Class A Shares	388,266
9,076	Keurig Dr Pepper Inc.	282,445
2,726	Molson Coors Beverage Co., Class B Shares	168,603
5,800	Monster Beverage Corp.*	339,996
	Total Beverages	1,395,752
Biotechnology - 1.4%
185	Alnylam Pharmaceuticals Inc.*	34,227
2,075	Amgen Inc.	457,849
696	Biogen Inc.*	206,301
435	BioMarin Pharmaceutical Inc.*	37,819
625	Illumina Inc.*	122,906
1,000	Moderna Inc.*	127,710
402	Regeneron Pharmaceuticals Inc.*	295,695
276	Seagen Inc.*	54,013
182	United Therapeutics Corp.*	38,173
	Total Biotechnology	1,374,693
Commercial Services - 1.2%
1,965	Automatic Data Processing Inc.	410,665
344	Block Inc., Class A Shares*	20,774
509	Booz Allen Hamilton Holding Corp., Class A Shares	51,195
1,171	Global Payments Inc.	114,395
99	Herc Holdings Inc.	10,041
1,378	S&P Global Inc.	506,319

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 19.2% - (continued)
Commercial Services - 1.2% - (continued)
1,031	TransUnion	$74,211
	Total Commercial Services	1,187,600
Food - 1.2%
3,024	Campbell Soup Co.	152,863
6,252	Hormel Foods Corp.	239,139
1,512	JM Smucker Co.	221,644
5,646	Kellogg Co.	376,983
2,202	McCormick & Co., Inc.	188,777
737	US Foods Holding Corp.*	29,318
	Total Food	1,208,724
Healthcare-Products - 3.4%
5,909	Abbott Laboratories	602,718
1,138	Alcon Inc.	88,070
1,633	Avantor Inc.*	32,562
2,445	Danaher Corp.	561,421
301	Embecta Corp.	8,329
220	Enovis Corp.*	11,601
348	Exact Sciences Corp.*	28,390
1,694	GE HealthCare Technologies Inc.	134,690
1,558	Intuitive Surgical Inc.*	479,615
4,964	Medtronic PLC	410,821
1,394	Thermo Fisher Scientific Inc.	708,793
538	Waters Corp.*	135,156
1,555	Zimmer Biomet Holdings Inc.	198,014
	Total Healthcare-Products	3,400,180
Healthcare-Services - 2.1%
245	Charles River Laboratories International Inc.*	47,378
947	Elevance Health Inc.	424,086
196	ICON PLC*	41,754
439	Molina Healthcare Inc.*	120,242
2,872	UnitedHealth Group Inc.(a)	1,399,353
	Total Healthcare-Services	2,032,813
Household Products/Wares - 1.2%
1,211	Clorox Co.	191,556
7,080	Kimberly-Clark Corp.	950,702
663	Spectrum Brands Holdings Inc.	47,875
	Total Household Products/Wares	1,190,133
Pharmaceuticals - 6.6%
5,568	AbbVie Inc.	768,161
1,231	AmerisourceBergen Corp.	209,455
1,291	AstraZeneca PLC, ADR	94,346
1,507	Becton Dickinson & Co.	364,332
1,267	Cigna Group	313,468
5,613	CVS Health Corp.	381,852
1,524	DexCom Inc.*	178,704
2,378	Eli Lilly & Co.	1,021,256
238	Jazz Pharmaceuticals PLC*	30,502
8,094	Johnson & Johnson(a)	1,255,056
753	McKesson Corp.	294,303
8,011	Merck & Co., Inc.	884,495
262	Novartis AG, ADR	25,217
355	Perrigo Co. PLC	11,346

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 19.2% - (continued)
Pharmaceuticals - 6.6% - (continued)
19,774	Pfizer Inc.(a)	$751,807
2,538	Teva Pharmaceutical Industries Ltd., ADR*	18,274
	Total Pharmaceuticals	6,602,574
	TOTAL CONSUMER NON-CYCLICAL	19,067,660
ENERGY - 4.2%
Energy-Alternate Sources - 0.1%
516	Enphase Energy Inc.*	89,722
Oil & Gas - 3.4%
1,669	Canadian Natural Resources Ltd.	89,926
3,832	Cenovus Energy Inc.	61,235
6,331	Chevron Corp.	953,575
3,330	EOG Resources Inc.	357,276
13,385	Exxon Mobil Corp.(a)	1,367,679
227	HF Sinclair Corp.	9,407
3,501	Occidental Petroleum Corp.	201,868
1,205	Ovintiv Inc.	39,849
2,669	Phillips 66	244,507
629	Range Resources Corp.	17,216
2,703	Suncor Energy Inc.	75,684
	Total Oil & Gas	3,418,222
Oil & Gas Services - 0.4%
1,770	NOV Inc.	24,904
7,567	Schlumberger NV	324,095
	Total Oil & Gas Services	348,999
Pipelines - 0.3%
528	Cheniere Energy Inc.	73,798
1,370	Enbridge Inc.	48,224
1,562	Targa Resources Corp.	106,294
951	TC Energy Corp.	37,032
	Total Pipelines	265,348
	TOTAL ENERGY	4,122,291
FINANCIAL - 14.0%
Banks - 3.9%
7,667	Banco Bradesco SA, ADR	23,614
20,917	Bank of America Corp.(a)	581,283
497	Bank of Montreal	41,455
6,697	Citigroup Inc.	296,811
255	Cullen/Frost Bankers Inc.	25,551
1,227	East West Bancorp Inc.	58,712
2,100	First Horizon Corp.	21,651
1,483	Goldman Sachs Group Inc.	480,344
554	ICICI Bank Ltd., ADR	12,698
7,225	Itau Unibanco Holding SA, ADR	37,136
8,504	JPMorgan Chase & Co.(a)	1,154,078
1,435	M&T Bank Corp.	170,995
5,625	Morgan Stanley	459,900
12,708	Wells Fargo & Co.	505,905
	Total Banks	3,870,133
Diversified Financial Services - 3.5%
2,946	American Express Co.	467,118
940	Ameriprise Financial Inc.	280,562

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 14.0% - (continued)
Diversified Financial Services - 3.5% - (continued)
453	Brookfield Asset Management Ltd., Class A Shares	$13,826
4,298	Charles Schwab Corp.	226,462
28	Credit Acceptance Corp.*	12,479
322	Evercore Inc., Class A Shares	34,760
1,682	Jefferies Financial Group Inc.	50,578
2,891	Mastercard Inc., Class A Shares(a)	1,055,273
3,522	Nasdaq Inc.	194,943
5,186	Visa Inc., Class A Shares(a)	1,146,262
249	Voya Financial Inc.	16,882
	Total Diversified Financial Services	3,499,145
Equity Real Estate Investment Trusts (REITs) - 2.3%
4,374	American Homes 4 Rent, Class A Shares	149,941
2,481	Annaly Capital Management Inc.	46,841
1,043	AvalonBay Communities Inc.	181,461
1,104	Camden Property Trust	115,335
2,008	CubeSmart	89,235
1,984	Equity LifeStyle Properties Inc.	125,329
3,439	Equity Residential	209,091
813	Essex Property Trust Inc.	175,657
5,278	Invitation Homes Inc.	178,819
2,519	Medical Properties Trust Inc.	20,782
1,701	Mid-America Apartment Communities Inc.	250,149
5,458	Realty Income Corp.	324,423
581	Sun Communities Inc.	73,572
6,749	VICI Properties Inc., Class A Shares	208,747
2,231	WP Carey Inc.	154,742
	Total Equity Real Estate Investment Trusts (REITs)	2,304,124
Insurance - 4.1%
5,110	Aflac Inc.	328,113
1,155	Aon PLC, Class A Shares	356,075
1,800	Arthur J Gallagher & Co.	360,594
795	Assurant Inc.	95,392
6,713	Berkshire Hathaway Inc., Class B Shares*	2,155,410
2,817	Brown & Brown Inc.	175,584
144	F&G Annuities & Life Inc.	2,978
2,124	Fidelity National Financial Inc.	72,513
5,545	Manulife Financial Corp.	102,693
116	Markel Group Inc.*	152,509
187	RenaissanceRe Holdings Ltd.	35,225
2,111	Unum Group	91,723
1,697	WR Berkley Corp.	94,489
	Total Insurance	4,023,298
Private Equity - 0.2%
1,041	Blackstone Inc.	89,151
1,210	Brookfield Corp.	36,348
1,435	KKR & Co., Inc.	73,888
	Total Private Equity	199,387
Real Estate - 0.0%
161	Jones Lang LaSalle Inc.*	22,595

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 14.0% - (continued)
Savings & Loans - 0.0%
2,951	New York Community Bancorp Inc.	$30,336
	TOTAL FINANCIAL	13,949,018
INDUSTRIAL - 7.6%
Aerospace/Defense - 1.1%
2,065	Boeing Co.*	424,770
2,443	General Dynamics Corp.	498,812
1,165	HEICO Corp.	180,086
	Total Aerospace/Defense	1,103,668
Building Materials - 0.4%
315	Lennox International Inc.	86,786
249	Louisiana-Pacific Corp.	14,571
762	Martin Marietta Materials Inc.	303,306
	Total Building Materials	404,663
Electrical Components & Equipment - 0.3%
359	Acuity Brands Inc.	54,098
1,994	AMETEK Inc.	289,270
	Total Electrical Components & Equipment	343,368
Electronics - 0.6%
6,396	Amphenol Corp., Class A Shares	482,578
931	Sensata Technologies Holding PLC	38,655
2,177	Trimble Inc.*	101,601
	Total Electronics	622,834
Engineering & Construction - 0.1%
694	AECOM	54,167

Environmental Control - 0.4%
1,787	Republic Services Inc., Class A Shares	253,093
806	Waste Connections Inc.	110,140
	Total Environmental Control	363,233
Hand/Machine Tools - 0.0%
148	Lincoln Electric Holdings Inc.	25,110
Machinery-Construction & Mining - 0.5%
1,347	BWX Technologies Inc.	81,251
2,165	Caterpillar Inc.	445,449
	Total Machinery-Construction & Mining	526,700
Machinery-Diversified - 1.4%
227	AGCO Corp.	25,034
477	Cognex Corp.	26,216
911	Deere & Co.	315,188
1,733	Dover Corp.	231,061
220	ESAB Corp.	12,918
1,956	Graco Inc.	149,614
979	IDEX Corp.	194,978
530	Nordson Corp.	115,503
704	Rockwell Automation Inc.	196,134
1,686	Xylem Inc.	168,937
	Total Machinery-Diversified	1,435,583
Miscellaneous Manufacturers - 1.1%
4,408	3M Co.	411,310
330	Carlisle Cos., Inc.	70,105
4,209	General Electric Co.	427,340

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 7.6% - (continued)
Miscellaneous Manufacturers - 1.1% - (continued)
2,842	Textron Inc.	$175,835
	Total Miscellaneous Manufacturers	1,084,590
Packaging & Containers - 0.3%
617	Crown Holdings Inc.	47,034
906	Packaging Corp. of America	112,371
1,417	Sonoco Products Co.	84,822
	Total Packaging & Containers	244,227
Shipbuilding - 0.2%
903	Huntington Ingalls Industries Inc.	181,846
Transportation - 1.2%
530	Canadian National Railway Co.	59,747
1,121	Canadian Pacific Kansas City Ltd.	85,420
283	RXO Inc.*	5,906
2,139	Union Pacific Corp.	411,800
3,582	United Parcel Service Inc., Class B Shares	598,194
283	XPO Inc.*	13,281
	Total Transportation	1,174,348
	TOTAL INDUSTRIAL	7,564,337
TECHNOLOGY - 26.4%
Computers - 8.8%
2,146	Accenture PLC, Class A Shares	656,504
42,517	Apple Inc.(a)	7,536,138
484	Check Point Software Technologies Ltd.*	60,408
1,338	Dell Technologies Inc., Class C Shares	59,956
182	EPAM Systems Inc.*	46,705
3,598	International Business Machines Corp.	462,667
138	Kyndryl Holdings Inc.*	1,733
	Total Computers	8,824,111
Semiconductors - 7.1%
5,736	Advanced Micro Devices Inc.*	678,053
3,920	Applied Materials Inc.	522,536
181	ASML Holding NV, Class NY Registered Shares, ADR	130,850
1,450	Broadcom Inc.(a)	1,171,542
285	Cirrus Logic Inc.*	22,139
682	Entegris Inc.	71,781
642	Lam Research Corp.	395,921
2,305	Marvell Technology Inc.	134,819
4,028	Micron Technology Inc.	274,710
7,144	NVIDIA Corp.(a)	2,702,861
1,421	NXP Semiconductors NV	254,501
2,501	ON Semiconductor Corp.*	209,084
3,689	QUALCOMM Inc.	418,370
158	Silicon Laboratories Inc.*	22,226
309	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,464
	Total Semiconductors	7,039,857
Software - 10.5%
1,440	Adobe Inc.*(a)	601,618
266	Black Knight Inc.*	15,370
1,037	Intuit Inc.	434,627
21,193	Microsoft Corp.(a)	6,959,569
5,770	Oracle Corp.	611,274
3,124	Salesforce Inc.*(a)	697,839

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 26.4% - (continued)
Software - 10.5% - (continued)
470	SAP SE, ADR	$61,307
803	ServiceNow Inc.*	437,458
4,397	SS&C Technologies Holdings Inc.	241,659
233	Veeva Systems Inc., Class A Shares*	38,608
944	VMware Inc., Class A Shares*	128,658
373	Workday Inc., Class A Shares*	79,072
1,765	Zoom Video Communications Inc., Class A Shares*	118,484
	Total Software	10,425,543
	TOTAL TECHNOLOGY	26,289,511
UTILITIES - 2.8%
Electric - 2.7%
4,615	Alliant Energy Corp.	237,488
4,965	Ameren Corp.	402,512
6,849	American Electric Power Co., Inc.	569,289
4,461	Consolidated Edison Inc.	416,211
3,756	DTE Energy Co.	404,146
9,929	PPL Corp.	260,140
5,600	Xcel Energy Inc.	365,624
	Total Electric	2,655,410
Water - 0.1%
3,490	Essential Utilities Inc.	142,183
	TOTAL UTILITIES	2,797,593
	TOTAL COMMON STOCKS
	(Cost - $101,131,792)	97,708,726

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.9%
Index Option - 0.9%
77	$32,184,691	S&P 500 Index Options, Put, @ $3,890.00, expires 6/30/23, Counterparty: MSC	105,105
77	32,184,691	S&P 500 Index Options, Put, @ $3,950.00, expires 7/31/23, Counterparty: MSC	294,910
77	32,184,691	S&P 500 Index Options, Put, @ $3,975.00, expires 8/31/23, Counterparty: MSC	492,415
		TOTAL PURCHASED OPTIONS
		(Cost - $1,563,003)	892,430
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $102,694,795)	98,601,156

Face Amount

SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
$372,388	Citibank - New York, 4.430% due 6/1/23	$372,388
1,223,906	JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	1,223,906
	TOTAL TIME DEPOSITS
	(Cost - $1,596,294)	1,596,294
	TOTAL INVESTMENTS - 100.8%
	(Cost - $104,291,089)	100,197,450
	Liabilities in Excess of Other Assets – (0.8%)	(756,454)
	TOTAL NET ASSETS - 100.0%	$99,440,996

Schedules of Investments

May 31, 2023 (unaudited)

Destinations Shelter Fund (continued)

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	26.2%
Consumer Non-cyclical	19.0
Financial	13.9
Communications	13.4
Consumer Cyclical	8.8
Industrial	7.6
Energy	4.1
Utilities	2.8
Basic Materials	1.7
Purchased Options	0.9
Short-Term Investments	1.6
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
39	$16,301,337	S&P 500 Index Options, Call	MSC	6/30/23	$4,300.00	$(74,295)
39	16,301,337	S&P 500 Index Options, Call	MSC	7/31/23	$4,350.00	(121,875)
38	15,883,354	S&P 500 Index Options, Call	MSC	8/31/23	$4,380.00	(179,170)
77	32,184,691	S&P 500 Index Options, Put	MSC	6/30/23	$3,280.00	(17,133)
77	32,184,691	S&P 500 Index Options, Put	MSC	7/31/23	$3,330.00	(54,285)
77	32,184,691	S&P 500 Index Options, Put	MSC	8/31/23	$3,350.00	(114,730)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $941,137)				$(561,488)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2023 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions, LLC (“Orion Portfolio Solutions” or the “Adviser”), serves as the investment adviser for the Funds. TheFunds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—	unadjusted quoted prices in active markets for identical securities.
Level 2—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$64,037,854	$64,037,854	$–	$–
Communications	443,331,367	443,331,367	–	–
Consumer Cyclical	375,788,587	375,788,587	–	–
Consumer Non-cyclical	1,039,697,277	1,039,697,277	–	–
Energy	216,664,530	216,664,530	–	–
Financial	665,137,348	664,064,944	–	1,072,404
Industrial	263,814,119	263,814,119	–	–
Technology	737,357,270	733,610,465	–	3,746,805
Utilities	55,328,441	55,328,441	–	–
Exchange Traded Fund (ETF)	141,537,174	141,537,174	–	–
Preferred Stocks:
Consumer Cyclical	4,823,254	4,027,253	–	796,001
Financial	543,530	–	–	543,530
Industrial	3,451,230	–	–	3,451,230
Technology	2,455,187	–	–	2,455,187
Short-Term Investments:
Time Deposits	83,229,207	–	83,229,207	–
Money Market Fund	11,917,211	11,917,211	–	–
Total Investments, at value	$4,109,113,586	$4,013,819,222	$83,229,207	$12,065,157
Other Financial Instruments - Assets
Futures Contract	$185,244	$185,244	$–	$–
Total Other Financial Instruments - Assets	$185,244	$185,244	$–	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$857,361,494	$857,361,494	$–	$–
Exchange Traded Funds (ETFs)	10,710,805	10,710,805	–	–
Warrant	3,722	3,722	–	–
Short-Term Investments:
Time Deposits	24,004,991	–	24,004,991	–
Money Market Fund	15,807,304	15,807,304	–	–
Total Investments, at value	$907,888,316	$883,883,325	$24,004,991	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$1,167,102	$1,167,102	$–	$–
Australia	25,641,072	–	25,641,072	–
Austria	1,516,244	–	1,516,244	–
Belgium	1,000,111	–	1,000,111	–
Bermuda	2,340,311	–	2,340,311	–
Brazil	30,795,504	4,940,926	25,854,578	–
Canada	106,778,933	16,167,145	90,611,788	–
China	97,495,290	26,851,059	70,644,231	–
Cyprus	2	–	–	2
Denmark	16,444,149	5,054,490	11,389,659	–
Finland	3,791,847	–	3,791,847	–
France	183,703,059	–	183,703,059	–
Germany	157,201,761	–	157,201,761	–
Greece	2,352,211	–	2,352,211	–
Hong Kong	49,379,925	–	49,379,925	–
Hungary	493,875	–	493,875	–
India	133,223,544	12,758,749	120,464,795	–
Indonesia	16,473,985	–	16,473,985	–
Ireland	30,928,988	4,693,083	26,235,905	–
Israel	4,278,414	1,499,243	2,779,171	–
Italy	41,930,900	1,672,211	40,258,689	–
Japan	309,212,053	–	309,212,053	–
Jersey, Channel Islands	4,041,813	–	4,041,813	–
Luxembourg	3,559,825	743,242	2,816,583	–
Malaysia	1,104,358	–	1,104,358	–
Mexico	6,270,355	–	6,270,355	–
Netherlands	79,035,750	–	79,035,750	–
Norway	34,055,146	–	34,055,146	–
Peru	3,342,190	3,342,190	–	–
Philippines	4,988,737	–	4,988,737	–
Poland	3,892,185	–	3,892,185	–
Portugal	6,562,730	–	6,562,730	–
Russia	37,036	–	–	37,036
Saudi Arabia	2,181,951	–	2,181,951	–
Singapore	34,077,111	1,655,704	32,421,407	–
South Africa	12,076,208	1,157,164	10,919,044	–
South Korea	70,901,746	–	70,437,018	464,728
Spain	21,395,958	–	21,395,958	–
Sweden	75,982,607	1,058,423	74,924,184	–
Switzerland	119,804,872	–	119,804,872	–
Taiwan	72,344,948	30,266,538	42,078,410	–
Thailand	7,516,205	886,864	6,629,341	–
Turkey	4,103,920	–	4,103,920	–
United Arab Emirates	656,846	298,988	357,858	–
United Kingdom	219,766,527	3,995,137	215,494,070	277,320
United States	42,742,488	41,976,368	480,761	285,359
Uruguay	10,292,373	10,292,373	–	–
Exchange Traded Funds (ETFs)	174,101,818	174,101,818	–	–
Preferred Stocks	15,964	–	–	15,964
Warrant	96	96	–	–
Short-Term Investments:
Time Deposits	69,847,833	–	69,847,833	–
U.S. Government Agency	16,839,000	–	16,839,000	–
Money Market Fund	15,072,982	15,072,982	–	–
Total Investments, at value	$2,332,760,858	$359,651,895	$1,972,028,554	$1,080,409

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,305,229	$–	$1,305,229	$–
Common Stocks:
Basic Materials	31,429,697	24,012,680	7,417,017	–
Communications	45,313,798	31,067,711	14,246,087	–
Consumer Cyclical	40,108,621	33,069,773	7,038,848	–
Consumer Non-cyclical	154,881,603	116,847,848	38,033,755	–
Energy	62,886,683	35,871,975	27,014,708	–
Financial	108,704,426	69,717,154	38,987,272	–
Industrial	68,372,085	45,503,679	22,868,406	–
Technology	34,595,708	24,548,523	10,047,185	–
Utilities	68,292,483	54,096,236	14,196,247	–
Exchange Traded Funds (ETFs)	34,532,137	34,532,137	–	–
Short-Term Investments:
Equity Linked Note	3,987,485	–	3,987,485	–
Time Deposits	6,479,527	–	6,479,527	–
Money Market Fund	2,819,850	2,819,850	–	–
Total Investments, at value	$663,709,332	$472,087,566	$191,621,766	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(17,005)	$(17,005)	$–	$–
Total Other Financial Instruments - Liabilities	$(17,005)	$(17,005)	$–	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$515,168,645	$–	$515,168,645	$–
Mortgage-Backed Securities	491,075,354	–	491,075,354	–
U.S. Government Agencies & Obligations	457,873,079	–	457,873,079	–
Collateralized Mortgage Obligations	444,768,022	–	444,768,022	–
Asset-Backed Securities	181,144,888	–	181,144,888	–
Senior Loans	13,272,098	–	13,272,098	–
Municipal Bonds	3,390,218	–	3,390,218	–
Sovereign Bonds	5,476,811	–	5,476,811	–
Open-End Fund	53,145,106	53,145,106	–	–
Common Stock	26,214	26,214	–	–
Rights	1,338	–	1,338	–
Short-Term Investments:
Time Deposits	17,925,040	–	17,925,040	–
U.S. Government Obligation	827,569	–	827,569	–
Total Investments, at value	$2,184,094,382	$53,171,320	$2,130,923,062	$–
Other Financial Instruments - Assets
Futures Contracts	$58,383	$58,383	$–	$–
Centrally Cleared Interest Rate Swap	58,648	–	58,648	–
Total Other Financial Instruments - Assets	$117,031	$58,383	$58,648	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(320,777)	$(320,777)	$–	$–
Centrally Cleared Interest Rate Swap	(120,302)	–	(120,302)	–
Forward Sale Commitments	(28,722,187)	–	(28,722,187)	–
Total Other Financial Instruments - Liabilities	$(29,163,266)	$(320,777)	$(28,842,489)	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$20,117,211	$–	$20,117,211	$–
Communications	61,128,707	–	61,128,707	–
Consumer Cyclical	20,449,477	–	20,449,477	–
Consumer Non-cyclical	28,449,071	–	19,604,743	8,844,328
Diversified	2,516,232	–	2,516,232	–
Energy	13,050,414	–	13,050,414	–
Financial	19,982,211	–	19,982,211	–
Healthcare	5,466,400	–	–	5,466,400
Industrial	22,477,943	–	22,477,943	–
Technology	10,801,253	–	10,801,253	–
Utilities	1,789,160	–	1,789,160	–
Senior Loans	43,121,523	–	39,277,268	3,844,255
Asset Backed Securities	40,676,754	–	37,946,234	2,730,520
Collateralized Mortgage Obligations	23,473,580	–	23,473,580	–
U.S. Government Agencies & Obligations	16,634,752	–	16,634,752	–
Mortgage-Backed Securities	1,974,130	–	1,974,130	–
Sovereign Bonds	671,453	–	671,453	–
Exchange Traded Fund (ETF)	49,827,411	49,827,411	–	–
Common Stocks:
Diversified	5,100,087	5,098,862	–	1,225
Financial	138,847	–	–	138,847
Healthcare	60,181	–	–	60,181
Warrants:
Basic Materials	– *	–	–	–	*
Diversified	17,857	17,857	–	–
Healthcare	5,346	–	–	5,346
Short-Term Investments:
Commercial Paper	5,233,867	–	5,233,867	–
Corporate Note	988,000	–	–	988,000
Time Deposits	8,265,961	–	8,265,961	–
U.S. Government Obligations	10,674,798	–	10,674,798	–
Total Investments, at value	$413,092,626	$54,944,130	$336,069,394	$22,079,102
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$808,072	$–	$808,072	$–
Total Other Financial Instruments - Assets	$808,072	$–	$808,072	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(2,919)	$–	$(2,919)	$–
Total Other Financial Instruments - Liabilities	$(2,919)	$–	$(2,919)	$–

* Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$15,430,775		$–	$13,680,775	$1,750,000
Austria	804,780		–	804,780	–
Bermuda	5,321,766		–	5,321,766	–
Brazil	4,764,935		–	4,764,935	–
British Virgin Islands	198,220		–	198,220	–
Canada	34,944,334		–	34,944,334	–
Cayman Islands	9,696,025		–	9,696,025	–
Chile	19,288,819		–	19,288,819	–
Colombia	11,169,713		–	11,169,713	–
Denmark	4,161,164		–	4,161,164	–
France	3,260,453		–	3,260,453	–
Germany	7,021,232		–	7,021,232	–
India	11,486,045		–	11,486,045	–
Indonesia	10,009,551		–	10,009,551	–
Israel	8,230,351		–	8,230,351	–
Italy	8,603,214		–	8,603,214	–
Jersey, Channel Islands	4,994,717		–	4,994,717	–
Luxembourg	10,243,859		–	10,243,859	–
Malaysia	11,064,358		–	11,064,358	–
Mauritius	1,984,722		–	1,984,722	–
Mexico	7,843,427		–	7,843,427	–
Multinational	4,428,197		–	4,428,197	–
Netherlands	27,989,041		–	27,989,041	–
Norway	4,656,540		–	4,656,540	–
Panama	2,035,527		–	2,035,527	–
Paraguay	1,948,438		–	1,948,438	–
Peru	26,351,769		–	26,351,769	–
Portugal	–	*	–	–	–	*
Qatar	4,060,305		–	4,060,305	–
Singapore	31,289,215		–	31,289,215	–
South Korea	21,070,822		–	21,070,822	–
Spain	5,453,231		–	5,453,231	–
Sweden	1,865,543		–	1,865,543	–
Switzerland	1,556,662		–	1,556,662	–
United Kingdom	9,964,695		–	9,964,695	–
United States	178,822,700		–	169,854,607	8,968,093
Senior Loans	62,642,055		–	62,003,654	638,401
Sovereign Bonds	37,622,975		–	37,622,975	–
Collateralized Mortgage Obligations	3,956,796		–	3,956,796	–
Asset-Backed Securities	662,175		–	662,175	–
Exchange Traded Fund (ETF)	32,894,030		32,894,030	–	–
Preferred Stocks:
Bermuda	2,890,630		2,890,630	–	–
United Kingdom	24,276		24,276	–	–
United States	21,371,593		20,150,344	1,221,249	–
Common Stocks:
Cayman Islands	1,480,649		1,480,649	–	–
United States	8,559,308		4,194,609	–	4,364,699
Convertible Preferred Stock	181,011		181,011	–	–
Warrants:
Bermuda	–	*	–	–	–	*
Brazil	–	*	–	–	–	*
Israel	–	*	–	–	–	*
United Kingdom	2,146		2,146	–	–
United States	27,685		913	–	26,772
Short-Term Investments:
Commercial Papers	53,851,721		–	53,851,721	–
Corporate Note	1,069,000		–	–	1,069,000
Time Deposits	28,297,021		–	28,297,021	–
Money Market Fund	516,169		516,169	–	–
Total Investments, at value	$768,064,385		$62,334,777	$688,912,643	$16,816,965
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$867,872		$–	$867,872	$–
Total Other Financial Instruments - Assets	$867,872		$–	$867,872	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(45,940)		$(45,940)	$–	$–
Short Sales:
Corporate Bonds & Notes	(2,577,994)		–	(2,577,994)	–
Total Other Financial Instruments - Liabilities	$(2,623,934)		$(45,940)	$(2,577,994)	$–

* Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$828,436,155	$–	$828,436,155	$–
Exchange Traded Fund (ETF)	14,660,950	14,660,950	–	–
Short-Term Investments:
Municipal Bond	1,002,409	–	1,002,409	–
Time Deposits	23,425,238	–	23,425,238	–
Total Investments, at value	$867,524,752	$14,660,950	$852,863,802	$–

Other Financial Instruments - Liabilities
Futures Contract	$(9,124)	$(9,124)	$–	$–
Total Other Financial Instruments - Liabilities	$(9,124)	$(9,124)	$–	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$174,191,301	$–	$174,191,301	$–
Asset-Backed Securities	94,894,141	–	94,894,141	–
Corporate Bonds & Notes	89,300,952	–	89,300,952	–
Senior Loans	9,380,839	–	9,380,839	–
Common Stocks:
Consumer Cyclical	23,549,161	23,549,161	–	–
Consumer Non-cyclical	70,901,649	70,901,649	–	–
Diversified	– *	–	–	–	*
Energy	964,031	964,031	–	–
Financial	15,603,931	15,603,931	–	–
Industrial	6,017,944	6,017,944	–	–
Technology	5,148,988	5,148,988	–	–
Open-End Funds	146,266,538	146,266,538	–	–
Equity Linked Note	3,044,180	3,044,180	–	–
Preferred Stock	317,087	317,087	–	–
Warrants	280,671	280,671	–	–
Short-Term Investments:
Time Deposits	109,514,592	–	109,514,592	–
Money Market Fund	1,287,775	1,287,775	–	–
Total Investments, at value	$750,663,780	$273,381,955	$477,281,825	$–
Other Financial Instruments - Assets
Total Return Swaps	$167,131	$–	$167,131	$–
OTC Credit Default Swaps	6,135,163	–	6,135,163	–
Total Other Financial Instruments - Assets	$6,302,294	$–	$6,302,294	$–
Other Financial Instruments - Liabilities
Total Return Swaps	$(284,516)	$(94,565)	$(189,951)	$–
Securities Sold Short:
Corporate Bond & Note	(3,554,000)	–	(3,554,000)	–
Exchange Traded Funds (ETFs)	(40,980,879)	(40,980,879)	–	–
Common Stock	(2,427,920)	(2,427,920)	–	–
Total Other Financial Instruments - Liabilities	$(47,247,315)	$(43,503,364)	$(3,743,951)	$–

* Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$97,708,726	$97,708,726	$–	$–
Purchased Option	892,430	892,430	–	–
Short-Term Investments:
Time Deposits	1,596,294	–	1,596,294	–
Total Investments, at value	$100,197,450	$98,601,156	$1,596,294	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(561,488)	$(561,488)	$–	$–
Total Other Financial Instruments - Liabilities	$(561,488)	$(561,488)	$–	$–

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

2. Investment valuation (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2023 through May 31, 2023:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Short Terms	Asset-Backed Securities	Equity Linked Notes
Destinations Large Cap Equity Fund
Balance as of February 28, 2023	$14,872,011	$4,999,974	$-	$9,872,037	$-	$-	$-	$-	$-
Purchases	-	-	-	-	-	-	-	-	-
(Sales/Paydowns)	(65,282)	(65,282)	-	-	-	-	-	-	-
Total realized gain (loss)	(24,990)	(24,990)	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(2,716,582)	(90,493)	-	(2,626,089)	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2023	$12,065,157	$4,819,209	$-	$7,245,948	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$(2,716,582)	$(90,493)	$-	$(2,626,089)	$-	$-	$-	$-	$-

Destinations International Equity Fund
Balance as of February 28, 2023	$727,361	$709,703	$-	$17,658	$-	$-	$-	$-	$-
Purchases	436,281	436,281	-	-	-	-	-	-	-
(Sales/Paydowns)	(527,343)	(527,343)	-	-	-	-	-	-	-
Total realized gain (loss)	(587,977)	(587,977)	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	1,032,087	1,033,781	-	(1,694)	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2023	$1,080,409	$1,064,445	$-	$15,964	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$(76,020)	$(74,327)	$-	$(1,693)	$-	$-	$-	$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2023	$15,412,115	$341,066	$15,064,325	$-	$-	$6,724	$-	$-	$-
Purchases	3,498,325	-	-	-	-	-	833,000	2,665,325	-
(Sales/Paydowns)	(225,625)	-	(225,625)	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(449,968)	(140,813)	(527,972)	-	-	(1,378)	155,000	65,195	-
Transfers In	3,844,255	-	-	-	3,844,255	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2023	$22,079,102	$200,253	$14,310,728	$-	$3,844,255	$5,346 *	$988,000	$2,730,520	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$(486,596)	$(138,050)	$(529,111)	$-	$-	$(1,379)	$127,875	$54,069	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2023	$15,902,865	$3,762,920	$9,271,370	$-	$2,682,508	$33,674	$-	$-	$152,393
Purchases	3,025,028	374,028	1,750,000	-	-	-	901,000	-	-
(Sales/Paydowns)	(2,044,106)	-	-	-	(2,044,106)	-	-	-	-
Total realized gain (loss)	2,093	-	-	-	2,093	-	-	-	-
Change in unrealized appreciation (depreciation)	(449,232)	(304,954)	(303,277)	-	(2,094)	(6,902)	168,000	-	(5)
Transfers In	380,318	380,318	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2023	$16,816,966	$4,212,312	$10,718,093	$-	$638,401	$26,772 *	$1,069,000	$-	$152,388
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$(480,791)	$(305,050)	$(304,311)	$-	$(3,123)	$(6,902)	$138,600	$-	$(5)

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2023	$- *	$- *	$-	$-	$-	$-	$-	$-	$-
Purchases	-	-	-	-	-	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-	-
Balance as of May 31, 2023	$-	$-	$-	$-	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$- *	$- *	$-	$-	$-	$-	$-	$-	$-

* Includes securities that are fair valued at $0.

Notes to Financial Statements

May 31, 2023 (unaudited) (continued)

3. Investments

At May 31, 2023, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,285,573,574	$967,507,388	$(143,782,132)	$823,725,256
Destinations Small-Mid Cap Equity Fund	821,109,377	143,887,932	(57,108,993)	86,778,939
Destinations International Equity Fund	2,135,749,700	383,610,292	(186,599,134)	197,011,158
Destinations Equity Income Fund	665,224,792	46,243,956	(47,776,421)	(1,532,465)
Destinations Core Fixed Income Fund	2,378,956,534	9,199,632	(233,108,019)	(223,908,387)
Destinations Low Duration Fixed Income Fund	445,424,762	2,843,260	(34,370,243)	(31,526,983)
Destinations Global Fixed Income Opportunities Fund	822,881,588	4,993,927	(61,567,192)	(56,573,265)
Destinations Municipal Fixed Income Fund	894,296,043	2,371,474	(29,151,889)	(26,780,415)
Destinations Multi Strategy Alternatives Fund	674,546,049	57,720,407	(22,547,697)	35,172,710
Destinations Shelter Fund	103,349,952	6,805,276	(10,519,266)	(3,713,990)